UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

AMENDMENT NO. 1 TO FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Dated November 1, 2005
Pursuant to Section 30 of the Investment Company Act of 1940

Investment Company Act file number: 811-5075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

John C. Bjork, Assistant Secretary 625 Fourth Avenue South Minneapolis, Minnesota 55415 (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 340-7005
Date of fiscal year end: October 31
Date of reporting period: July 29, 2005

Item 1. Schedule of Investments

Thrivent Mutual Funds

Schedule of Investments

As of July 29, 2005 (unaudited)

Aggressive Allocation Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares		Market Value	Percentage

Equity (92.0%)
22,425	Thrivent Partner Small Cap Growth Fund	$237,037	4.0%
15,804	Thrivent Partner Small Cap Value Fund	236,592	4.0
15,217	Thrivent Small Cap Stock Fund	296,579	5.0
15,167	Thrivent Mid Cap Growth Fund	236,764	4.0
22,748	Thrivent Partner Mid Cap Value Fund	237,036	4.0
19,164	Thrivent Mid Cap Stock Fund	355,306	6.0
143,626	Thrivent Partner International Stock Fund	1,477,915	25.0
179,846	Thrivent Large Cap Growth Fund	944,193	16.0
48,121	Thrivent Large Cap Value Fund	706,903	12.0
26,657	Thrivent Large Cap Stock Fund	706,144	12.0

	Total Equity
	(cost $5,349,838)	5,434,469

Debt Securities (2.0%)
9,363	Thrivent Limited Maturity Bond Fund	118,436	2.0

	Total Debt Securities
	(cost $118,506)	118,436

Real Estate Investments (4.0%)
22,144	Thrivent Real Estate Securities Fund	236,941	4.0

Total Real Estate Investments
	(cost $227,740)	236,941

Short-Term Investments (2.0%)
118,718	Thrivent Money Market Fund	118,718	2.0

	Total Cash Equivalents
	(cost $118,718)	118,718

	Total Investments (cost $5,814,802)	$5,908,564	100.0

(a) The categories of investments are shown as a percentage of total investments.

At July 29, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $94,454 and $(692), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Moderately Aggressive Allocation Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares		Market Value	Percentage

Equity (77.9%)
34,009	Thrivent Partner Small Cap Growth Fund	$359,473	3.0%
23,980	Thrivent Partner Small Cap Value Fund	358,975	3.0
18,442	Thrivent Small Cap Stock Fund	359,437	3.0
22,985	Thrivent Mid Cap Growth Fund	358,791	3.0
34,477	Thrivent Partner Mid Cap Value Fund	359,247	3.0
25,823	Thrivent Mid Cap Stock Fund	478,753	4.0
266,838	Thrivent Partner International Stock Fund	2,745,758	23.0
318,064	Thrivent Large Cap Growth Fund	1,669,838	14.0
89,186	Thrivent Large Cap Value Fund	1,310,148	11.0
49,366	Thrivent Large Cap Stock Fund	1,307,701	10.9

	Total Equity
	(cost $9,201,790)	9,308,121

Debt Securities (15.1%)
68,568	Thrivent Income Fund	598,800	5.0
94,747	Thrivent Limited Maturity Bond Fund	1,200,214	10.1

	Total Debt Securities
	(cost $1,800,684)	1,799,014

Real Estate Investments (4.0%)
44,746	Thrivent Real Estate Securities Fund	478,783	4.0

Total Real Estate Investments
	(cost $462,406)	478,783

Short-Term Investments (3.0%)
359,920	Thrivent Money Market Fund	359,920	3.0

	Total Cash Equivalents
	(cost $359,920)	359,920

	Total Investments (cost $11,824,800)	$11,945,838	100.0

(a) The categories of investments are shown as a percentage of total investments.

At July 29, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $126,235 and $(5,197), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Moderate Allocation Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares		Market Value	Percentage

Equity (65.0%)
41,986	Thrivent Small Cap Stock Fund	$818,307	6.0%
51,397	Thrivent Mid Cap Stock Fund	952,893	7.0
237,642	Thrivent Partner International Stock Fund	2,445,332	18.0
336,258	Thrivent Large Cap Growth Fund	1,765,354	13.0
92,313	Thrivent Large Cap Value Fund	1,356,074	10.0
56,324	Thrivent Large Cap Stock Fund	1,492,012	11.0

	Total Equity
	(cost $8,743,159)	8,829,972

Real Estate Investments (5.0%)
63,666	Thrivent Real Estate Securities Fund	681,230	5.0

Total Real Estate Investments
	(cost $661,506)	681,230

Debt Securities (25.0%)
105,684	Thrivent High Yield Fund	547,441	4.0
93,852	Thrivent Income Fund	817,453	6.0
161,914	Thrivent Limited Maturity Bond Fund	2,048,209	15.0

	Total Debt Securities
	(cost $3,415,224)	3,413,103

Cash Equivalents (5.0%)
683,800	Thrivent Money Market Fund	683,800	5.0

	Total Cash Equivalents
	(cost $683,800)	683,800

	Total Investments (cost $13,503,689)	$13,608,105	100.0

(a) The categories of investments are shown as a percentage of total investments.

At July 29, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $112,205 and $(7,789), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Moderately Conservative Allocation Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares		Market Value	Percentage

Equity (45.0%)
13,821	Thrivent Small Cap Stock Fund	$269,378	4.0%
14,506	Thrivent Mid Cap Stock Fund	268,939	4.0
78,223	Thrivent Partner International Stock Fund	804,911	12.0
127,799	Thrivent Large Cap Growth Fund	670,945	10.0
31,915	Thrivent Large Cap Value Fund	468,838	7.0
20,216	Thrivent Large Cap Stock Fund	535,525	8.0

	Total Equity
	(cost $2,979,421)	3,018,536

Real Estate Investments (3.0%)
18,837	Thrivent Real Estate Securities Fund	201,561	3.0

Total Real Estate Investments
	(cost $192,235)	201,561

Debt Securities (42.0%)
52,043	Thrivent High Yield Fund	270,454	4.0
84,809	Thrivent Income Fund	740,758	11.0
143,755	Thrivent Limited Maturity Bond Fund	1,820,653	27.0

	Total Debt Securities
	(cost $2,834,877)	2,831,865

Short-Term Investments (10.0%)
675,126	Thrivent Money Market Fund	675,126	10.0

	Total Cash Equivalents
	(cost $675,126)	675,126

	Total Investments (cost $6,681,659)	$6,727,088	100.0

(a) The categories of investments are shown as a percentage of total investments.

At July 29, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $52,498 and $(7,071), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Technology Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (85.9%)	Value	Shares	Common Stock (85.9%)	Value

Consumer Discretionary (2.7%)			3,600	CDW Corporation	$223,200
13,700	eBay, Inc.(b)	$572,386	15,000	Check Point Software
1,200	Pixar, Inc.(b)	51,612		Technologies, Ltd.(b)	337,950
2,600	Stamps.com, Inc.(b)	46,592	104,900	Cisco Systems, Inc.(b)	2,008,835
9,900	Time Warner, Inc.(b)	168,498	12,700	Citrix Systems, Inc.(b)	302,641
7,500	Walt Disney Company	192,300	6,800	Cognizant Technology
14,300	XM Satellite Radio Holdings, Inc.(b,c)	509,509		Solutions Corporation(b)	333,744

	Total Consumer		2,500	Cognos, Inc.(b)	97,800
	Discretionary	1,540,897	2,000	Computer Sciences Corporation(b)	91,560

			22,300	Comverse Technology, Inc.(b)	563,967
Health Care (4.2%)			14,800	Corning, Inc.(b)	281,940
1,300	Fisher Scientific International, Inc.(b)	87,165	16,800	Cypress Semiconductor
9,000	iShares Dow Jones U.S. Healthcare			Corporation(b,c)	241,248
	Sector Index Fund(c)	565,740	59,100	Dell, Inc.(b)	2,391,777
10,900	iShares S&P Global Healthcare		1,800	Digital River, Inc.(b,c)	71,955
	Sector Index Fund	560,914	2,700	DST Systems, Inc.(b)	137,052
1,600	Medtronic, Inc.	86,304	3,900	Electronic Arts, Inc.(b)	224,640
2,500	St. Jude Medical, Inc.(b)	118,525	91,500	EMC Corporation(b)	1,252,635
1,000	Zimmer Holdings, Inc.(b)	82,360	7,000	First Data Corporation	287,980

	Total Health Care	2,412,768	27,400	Flextronics International, Ltd.(b)	370,996

			5,600	FormFactor, Inc.(b,c)	146,384
Industrials (0.3%)			6,107	Freescale Semiconductor, Inc.(b)	157,255
6,000	Monster Worldwide, Inc.(b)	182,220	1,200	Google, Inc.(b)	345,312

	Total Industrials	182,220	15,600	Hewlett-Packard Company	384,072

			3,400	Hyperion Solutions Corporation(b)	160,004
Information Technology (77.1%)			33,800	Informatica Corporation(b,c)	357,266
9,200	Accenture, Ltd.(b)	230,368	800	Infosys Technologies, Ltd. ADR(c)	56,944
7,900	Activision, Inc.(b)	160,686	20,700	Integrated Device
12,800	Adobe Systems, Inc.	379,392		Technology, Inc.(b,c)	239,292
1,300	Affiliated Computer Services, Inc.(b)	64,961	74,700	Intel Corporation	2,027,358
18,400	Agilent Technologies, Inc.(b)	482,816	17,500	International Business
9,200	Akamai Technologies, Inc.(b)	140,484		Machines Corporation	1,460,550
19,200	Altera Corporation(b)	419,904	9,400	Jabil Circuit, Inc.(b)	293,186
6,700	Amphenol Corporation	298,418	3,100	JDA Software Group, Inc.(b,c)	44,051
22,200	Analog Devices, Inc.	870,240	55,500	JDS Uniphase Corporation(b,c)	83,805
50,600	Apple Computer, Inc.(b)	2,158,090	27,400	Juniper Networks, Inc.(b)	657,326
51,500	Applied Materials, Inc.	950,690	12,700	KLA-Tencor Corporation	656,590
11,300	ASML Holding NV ADR(b,c,)	198,880	14,300	Lam Research Corporation(b)	406,835
9,500	Atheros Communications, Inc.(b,c)	102,315	2,800	Lexmark International, Inc.(b)	175,560
14,000	ATI Technologies, Inc.(b)	176,260	14,700	Linear Technology Corporation	571,242
18,448	AU Optronics Corporation(b,c)	292,589	80,400	Lucent Technologies, Inc.(b,c)	235,572
2,700	Automatic Data Processing, Inc.	119,907	8,000	Macromedia, Inc.(b)	321,200
14,800	Avaya, Inc.(b)	152,884	19,100	Marvell Technology Group, Ltd.(b)	834,479
3,100	Avid Technology, Inc.(b)	127,565	12,000	Maxim Integrated Products, Inc.	502,440
3,200	BMC Software, Inc.(b)	61,088	6,500	McAfee, Inc.(b)	204,100
15,300	Broadcom Corporation(b)	654,381	3,500	Mercury Interactive Corporation(b)	137,795
1,000	Business Objects SA ADR(b,c)	33,010	11,800	Microchip Technology, Inc.	366,626

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Technology Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (85.9%)	Value	Shares	Common Stock (85.9%)	Value

Information Technology — continued			31,171	Symantec Corporation(b)	$684,834
27,200	Micromuse, Inc.(b)	$153,680	9,100	Symbol Technologies, Inc.	105,924
13,100	Micron Technology, Inc.(b)	155,628	32,927	Taiwan Semiconductor
71,100	Microsoft Corporation	1,820,871		Manufacturing Company, Ltd. ADR	282,843
50,000	Motorola, Inc.	1,059,000	10,400	Telefonaktiebolaget LM Ericsson(c)	357,344
22,600	National Semiconductor		9,600	Teradyne, Inc.(b)	149,088
	Corporation	558,446	29,200	Texas Instruments, Inc.	927,392
18,400	NETGEAR, Inc.(b,c)	381,064	38,800	TIBCO Software, Inc.(b)	298,372
18,600	Network Appliance, Inc.(b)	474,486	29,200	VeriSign, Inc.(b)	768,252
33,800	Nokia Oyj ADR	539,110	7,400	Viisage Technology, Inc.(b,c)	40,034
50,900	Nortel Networks Corporation(b,c)	133,867	6,200	Vishay Intertechnology, Inc.(b)	86,924
30,500	Novell, Inc.(b,c)	185,440	22,300	Vitria Technology, Inc.(b,c)	81,395
4,900	NVIDIA Corporation(b)	132,594	43,500	webMethods, Inc.(b,c)	264,045
53,900	ON Semiconductor Corporation(b,c)	309,925	1,500	Websense, Inc.(b)	74,760
84,800	Oracle Corporation(b)	1,151,584	5,500	Western Digital Corporation(b)	82,445
10,100	Plexus Corporation(b)	145,743	12,100	Wind River Systems, Inc.(b)	206,789
4,000	Progress Software Corporation(b)	124,360	11,300	Xerox Corporation(b)	149,273
1,800	QLogic Corporation(b)	55,890	14,400	Xilinx, Inc.	408,240
31,800	QUALCOMM, Inc.	1,255,782	32,000	Yahoo!, Inc.(b)	1,066,880

20,700	RAE Systems, Inc.(b,c)	67,896		Total Information
13,700	Red Hat, Inc.(b,c)	208,788		Technology	44,495,662

4,900	SanDisk Corporation(b)	165,718
16,500	Sanmina-SCI Corporation(b)	78,870	Telecommunications Services (1.6%)
4,900	SAP AG(c)	209,818	5,100	Nextel Communications, Inc.(b)	177,480
7,000	Scientific-Atlanta, Inc.	269,500	20,550	Sprint Corporation	552,795
7,800	Seagate Technology(b)	151,086	5,600	Verizon Communications, Inc.	191,688

2,000	Shanda Interactive			Total Telecommunications
	Entertainment, Ltd.(b,c)	65,420		Services	921,963

11,800	Siebel Systems, Inc.	99,120

16,000	Stellent, Inc.(b,c)	135,200		Total Common Stock
14,600	STMicroelectronics NV(c)	251,850		(cost $51,379,522)	49,553,510

Shares	Collateral Held for Securities Loaned (11.2%)		InterestRate(d)	Maturity Date	Value

6,489,883	Thrivent Financial Securities Lending Trust		3.330%	N/A	$6,489,883

	Total Collateral Held for Securities Loaned
	(cost $6,489,883)				6,489,883

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Technology Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Shares	Short-Term Investments (2.9%)	Interest Rate(d)	Maturity Date	Value

1,654,373	Thrivent Money Market Fund	2.960%	N/A	$1,654,373

	Total Short-Term Investments (at amortized cost)			1,654,373

	Total Investments (cost $59,523,778)			$57,697,766

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Non-income producing security.

(c)	All or a portion of the security is on loan.

(d)	The interest rate shown reflects the yield.

(e)	Miscellaneous footnote:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

At July 29, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $6,590,046 and $(8,416,058), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner Small Cap Growth Fund Schedule of Investments as of July 29, 2005 (unaudited)(a)

Shares	Common Stock (97.3%)	Value	Shares	Common Stock (97.3%)	Value

Consumer Discretionary (18.7%)			Consumer Staples (1.5%)
420	Carters, Inc.(b)	$25,557	630	Central Garden & Pet Company(b)	$31,607
910	Children’s Place Retail Stores, Inc.(b)	41,587	1,080	Nu Skin Enterprises, Inc.	25,510
1,990	Coldwater Creek, Inc.(b)	55,103	10,274	SunOpta, Inc.(b)	61,747
990	Dick’s Sporting Goods, Inc.(b)	39,323	1,330	United Natural Foods, Inc.(b)	44,848

420	Dress Barn, Inc.(b)	10,240		Total Consumer Staples	163,712

3,244	Education Management
	Corporation(b)	112,729	Energy (7.5%)
7,625	Entravision Communications		1,090	Alon USA Energy, Inc.(b)	19,348
	Corporation(b)	65,194	1,800	Alpha Natural Resources, Inc.(b)	50,400
2,772	Fossil, Inc.(b)	65,946	1,232	Cal Dive International, Inc.(b)	72,959
4,326	Fred’s, Inc.	83,492	800	Cheniere Energy, Inc.(b)	27,192
1,080	GameStop Corporation(b)	37,098	1,171	Cooper Cameron Corporation(b)	83,118
850	Gaylord Entertainment Company(b)	40,749	1,860	Energy Partners, Ltd.(b)	49,216
1,780	Genesco, Inc.(b)	66,341	1,676	Forest Oil Corporation(b)	75,018
3,711	Gentex Corporation	66,130	3,360	Grey Wolf, Inc.(b)	25,771
1,570	Hot Topic, Inc.(b)	26,753	1,470	Hornbeck Offshore Services, Inc.(b)	43,953
1,240	Insight Enterprises, Inc.(b)	25,296	1,666	Hydril Company(b)	106,891
1,940	Jackson Hewitt Tax Service, Inc.	49,101	1,190	NS Group, Inc.(b)	50,516
1,200	Jarden Corporation(b)	46,032	2,890	Parallel Petroleum Corporation(b)	31,992
2,438	Linens ‘n Things, Inc.(b)	63,998	2,060	Superior Energy Services, Inc.(b)	43,960
2,800	Lions Gate Entertainment		1,180	Todco(b)	36,238
	Corporation(b)	28,700	1,460	Warren Resources, Inc.(b)	15,885
170	Maidenform Brands, Inc.(b)	3,102	1,968	Western Gas Resources, Inc.	78,799

1,200	MarineMax, Inc.(b)	39,912		Total Energy	811,256

1,873	Monaco Coach Corporation	32,778
790	P.F. Chang’s China Bistro, Inc.(b)	45,022	Financials (7.7%)
840	Pantry, Inc.(b)	35,801	1,474	Affiliated Managers Group, Inc.(b)	105,096
4,052	PETCO Animal Supplies, Inc.(b)	112,929	1,390	Boston Private Financial
1,937	RARE Hospitality International, Inc.(b)	60,357		Holdings, Inc.	39,824
530	Red Robin Gourmet Burgers, Inc.(b)	31,821	260	Calamos Asset Management, Inc	7,498
3,133	Ruby Tuesday, Inc.	78,388	1,570	East West Bancorp, Inc.	54,165
1,580	Shuffle Master, Inc.(b)	42,391	1,941	Financial Federal Corporation	74,728
2,060	Stein Mart, Inc.	46,741	1,226	Gabelli Asset Management, Inc.	55,476
648	Strayer Education, Inc.	63,783	780	GFI Group, Inc.(b)	27,292
930	Texas Roadhouse, Inc.(b)	34,987	480	Greenhill & Company, Inc.	18,413
1,965	Tractor Supply Company(b)	110,472	2,170	Investment Technology Group, Inc.(b)	55,595
5,680	ValueVision Media, Inc.(b)	67,251	1,887	Investors Financial
1,380	Warnaco Group, Inc.(b)	33,603		Services Corporation	64,951
1,935	WCI Communities, Inc.(b)	65,713	1,630	Jefferies Group, Inc.	67,368
2,041	Winnebago Industries, Inc.	78,762	520	Kilroy Realty Corporation	27,092
1,290	WMS Industries, Inc.(b)	42,041	1,780	Metris Companies, Inc.(b)	26,433
1,750	Wolverine World Wide, Inc.	38,500	1,220	Nasdaq Stock Market, Inc.(b)	27,633

	Total Consumer		1,300	Platinum Underwriters Holdings, Ltd.	45,071
	Discretionary	2,013,723	1,860	Sunstone Hotel Investors, Inc.	48,100

			1,681	Wintrust Financial Corporation	90,152

				Total Financials	834,887

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner Small Cap Growth Fund Schedule of Investments as of July 29, 2005 (unaudited)(a)

Shares	Common Stock (97.3%)	Value	Shares	Common Stock (97.3%)	Value

Health Care (18.2%)			3,161	Forward Air Corporation	$110,161
1,250	Advanced Medical Optics, Inc.(b)	$51,962	5,609	FTI Consulting, Inc.(b)	135,177
1,735	Advanced Neuromodulation		2,280	Hexcel Corporation(b)	39,398
	Systems, Inc.(b)	86,819	2,525	Jacobs Engineering Group, Inc.(b)	148,672
950	American Healthways, Inc.(b)	42,342	1,420	JLG Industries, Inc.	44,503
4,713	American Medical Systems		730	Kansas City Southern, Inc.(b)	16,469
	Holdings, Inc.(b)	109,577	1,130	Labor Ready, Inc.(b)	26,792
3,425	AmSurg Corporation(b)	95,934	690	NCO Group, Inc.(b)	14,062
820	Amylin Pharmaceuticals, Inc.(b)	15,301	1,950	Pacer International, Inc.(b)	49,413
2,657	Apria Healthcare Group, Inc.(b)	89,621	1,500	Resources Global Professionals(b)	45,000
440	Biosite, Inc.(b)	24,237	1,415	Stericycle, Inc.(b)	82,240
2,569	Connetics Corporation(b)	48,066	1,250	Teledyne Technologies, Inc.(b)	47,438
1,320	Cubist Pharmaceuticals, Inc.(b)	22,559	1,370	Wabtec Corporation	33,469
780	CV Therapeutics, Inc.(b)	21,973	710	Washington Group
1,050	DOV Pharmaceutical, Inc.(b)	22,208		International, Inc.(b)	38,297
1,046	Edwards Lifesciences Corporation(b)	47,980	810	Watsco, Inc.	38,362
1,110	Genesis Healthcare Corporation(b)	49,917	1,190	WESCO International, Inc.(b)	40,531

2,060	Gentiva Health Services, Inc.(b)	39,737		Total Industrials	1,085,096

3,489	HealthExtras, Inc.(b)	69,396
1,410	Human Genome Sciences, Inc.(b)	20,656	Information Technology (30.1%)
1,098	IDEXX Laboratories, Inc.(b)	69,679	1,960	ADTRAN, Inc.	52,450
2,660	Immucor, Inc.(b)	73,070	1,790	Advent Software, Inc.(b)	43,014
1,284	INAMED Corporation(b)	92,987	9,528	Agile Software Corporation(b)	61,837
2,472	Kensey Nash Corporation(b)	79,648	4,449	Altiris, Inc.(b)	67,224
1,550	Kindred Healthcare, Inc.(b)	56,947	5,333	Andrew Corporation(b)	58,610
1,280	Kyphon, Inc.(b)	52,019	2,520	aQuantive, Inc.(b)	47,527
900	LCA-Vision, Inc.	41,220	4,359	Avocent Corporation(b)	151,950
1,600	LifePoint Hospitals, Inc.(b)	74,816	2,757	Benchmark Electronics, Inc.(b)	88,224
1,650	MGI Pharma, Inc.(b)	45,045	1,838	Catapult Communications
880	Momenta Pharmaceuticals, Inc.(b)	22,070		Corporation(b)	29,959
6,514	Nabi Biopharmaceuticals(b)	97,645	4,130	CNET Networks, Inc.(b)	52,864
5,437	PSS World Medical, Inc.(b)	79,489	1,170	Cogent, Inc.(b)	35,182
1,320	Psychiatric Solutions, Inc.(b)	63,598	1,833	Coherent, Inc.(b)	62,395
1,140	Serologicals Corporation(b)	26,220	3,150	Cypress Semiconductor
1,030	Sierra Health Services, Inc.(b)	69,463		Corporation(b)	45,234
770	Sunrise Senior Living, Inc.(b)	40,810	5,482	Digital Insight Corporation(b)	134,309
890	United Therapeutics Corporation(b)	47,482	3,990	Digitas, Inc.(b)	45,007
1,371	Varian, Inc.(b)	51,371	1,040	Euronet Worldwide, Inc.(b)	30,592
630	Wellcare Health Plans, Inc.(b)	24,142	520	F5 Networks, Inc.(b)	21,934

	Total Health Care	1,966,006	1,859	FactSet Research Systems, Inc.	68,188

			3,540	Fair Isaac Corporation	133,210
Industrials (10.1%)			3,215	FileNet Corporation(b)	90,888
970	Actuant Corporation(b)	45,134	2,180	Foundry Networks, Inc.(b)	25,811
1,400	Administaff, Inc.	35,840	2,690	Genesis Microchip, Inc.(b)	66,820
940	Aviall, Inc.(b)	31,819	1,501	Global Imaging Systems, Inc.(b)	52,025
680	Bucyrus International, Inc.	28,982	1,849	Hyperion Solutions Corporation(b)	87,014
780	Esterline Technologies Corporation(b)	33,337	8,374	Informatica Corporation(b)	88,513

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner Small Cap Growth Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (97.3%)	Value	Shares	Common Stock (97.3%)	Value

Information Technology — continued			6,180	ValueClick, Inc.(b)	$79,351
4,900	Internet Capital Group, Inc.(b)	$33,467	1,090	Varian Semiconductor
2,466	Intersil Corporation	47,766		Equipment Associates, Inc.	45,257
590	Itron, Inc.(b)	28,586	3,280	Witness Systems, Inc.(b)	63,993

2,820	Ixia(b)	55,667		Total Information
4,187	Jack Henry & Associates, Inc.	80,642		Technology	3,242,510

1,827	Kronos, Inc.(b)	85,869
3,450	Kulicke and Soffa Industries, Inc.(b)	33,396	Materials (2.3%)
3,175	Littelfuse, Inc.(b)	91,726	390	Cleveland-Cliffs, Inc.	28,357
1,370	MICROS Systems, Inc.(b)	58,842	400	Eagle Materials, Inc.	41,080
3,120	Microsemi Corporation(b)	66,612	1,250	Ferro Corporation	28,125
1,790	MoneyGram International, Inc.	37,662	1,110	H.B. Fuller Company	38,328
940	Mykrolis Corporation(b)	15,322	1,060	Headwaters, Inc.(b)	45,315
1,990	NETGEAR, Inc.(b)	41,213	1,550	Olin Corporation	28,442
1,340	Open Solutions, Inc.(b)	32,106	390	Senomyx, Inc.(b)	8,502
3,080	Openwave Systems, Inc.(b)	57,134	420	Titanium Metals Corporation(b)	26,901

7,800	Parametric Technology Corporation(b)	53,820		Total Materials	245,050

4,592	Photon Dynamics, Inc(b)	86,950
1,650	Progress Software Corporation(b)	51,298	Telecommunications Services (1.2%)
1,777	Rogers Corporation(b)	72,537	5,100	SBA Communications Corporation(b) 84,609
1,804	SafeNet, Inc.(b)	61,679	4,650	UbiquiTel, Inc.(b)	42,501

3,030	Sapient Corporation(b)	23,573		Total Telecommunications
3,838	SERENA Software, Inc.(b)	78,756		Services	127,110

2,040	Sirf Technology Holdings, Inc.(b)	44,574

2,670	Trident Microsystems, Inc.(b)	87,149		Total Common Stock
3,150	UNOVA, Inc.(b)	86,782		(cost $9,913,526)	10,489,350

Shares	Short-Term Investments (2.7%)	Interest Rate(c)	Maturity Date	Value

292,242	Thrivent Money Market Fund	2.960%	N/A	$292,242

	Total Short-Term Investments (at amortized cost)			292,242

	Total Investments (cost $10,205,768)			$10,781,592

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Non-income producing security.

(c)	The interest rate shown reflects the yield.

At July 29, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $688,003 and $(112,179), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner Small Cap Value Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (84.1%)	Value	Shares	Common Stock (84.1%)	Value

Consumer Discretionary (12.5%)			Financials (20.1%)
54,400	Aaron Rents, Inc.	$1,334,976	31,700	Allied Capital Corporation(c)	$901,548
21,500	CSS Industries, Inc.	811,410	15,100	American Capital Strategies, Ltd.(c)	568,213
30,000	Cutter & Buck, Inc.	389,100	26,000	Bedford Property Investors, Inc.(c)	594,100
51,000	Dixie Group, Inc.(b)	923,610	18,900	Boston Private Financial
32,300	Fred’s, Inc.(c)	623,390		Holdings, Inc.(c)	541,485
43,000	Hancock Fabrics, Inc.(c)	296,700	36,300	Bristol West Holdings, Inc.(c)	665,016
71,100	Haverty Furniture Companies, Inc.	950,607	37,500	East West Bancorp, Inc.	1,293,750
118,400	IMPCO Technologies, Inc.(b,c)	554,112	34,500	First Financial Fund, Inc.(c)	699,660
39,500	Journal Register Company(b)	735,490	31,500	First Potomac Realty Trust	830,025
19,000	Matthews International Corporation	741,000	43,400	First Republic Bank	1,643,992
21,000	Orient Express Hotels, Ltd.	672,630	10,000	Gables Residential Trust	434,300
32,100	RARE Hospitality		25,400	GB&T Bancshares, Inc.(c)	591,820
	International, Inc.(b)	1,000,236	52,500	Glenborough Realty Trust, Inc.	1,100,400
14,600	Ruby Tuesday, Inc.(c)	365,292	21,000	Innkeepers USA Trust	322,770
30,400	Saga Communications, Inc.(b)	434,720	9,900	Kilroy Realty Corporation	515,790
7,000	SCP Pool Corporation	255,080	50,000	Kite Realty Group Trust	775,000
30,500	Stanley Furniture Company, Inc.	874,740	2,500	Markel Corporation(b)	840,000
18,100	Steak n Shake Company(b)	391,865	41,000	Max Re Capital, Ltd.	940,950
35,000	Stein Mart, Inc.	794,150	22,600	Midland Company	854,054
17,000	Steven Madden, Ltd.(b,c)	379,950	30,000	Net Bank, Inc.	279,900
36,500	TBC Corporation(b)	1,035,505	23,600	Ohio Casualty Corporation	602,980
23,000	WCI Communities, Inc.(b,c)	781,080	27,200	ProAssurance Corporation(b)	1,168,512

	Total Consumer		64,000	Strategic Hotel Capital, Inc.	1,212,800
	Discretionary	14,345,643	5,400	Sun Communities, Inc.	188,190

			24,200	SVB Financial Group(b,c)	1,242,428
Consumer Staples (2.2%)			63,000	Texas Regional Bancshares, Inc.	1,868,580
78,000	Alliance One International, Inc.(c)	472,680	24,300	Trammell Crow Company(b)	613,818
29,100	Casey’s General Stores, Inc.	633,216	21,500	Triad Guaranty, Inc.(b)	1,031,785
27,700	Nash Finch Company(c)	1,142,071	24,300	Washington Real Estate
20,500	Wild Oats Markets, Inc.(b,c)	275,315		Investment Trust	781,245

	Total Consumer Staples	2,523,282		Total Financials	23,103,111

Energy (7.2%)			Health Care (3.9%)
14,900	Atwood Oceanics, Inc.(b)	1,015,733	12,900	Arrow International, Inc.	405,834
11,800	Cimarex Energy Company(b)	494,871	55,500	Diversa Corporation(b,c)	293,040
30,450	Encore Acquisition Company(b)	960,393	56,000	Myogen, Inc.(b,c)	612,640
31,600	Forest Oil Corporation(b)	1,414,416	15,000	Myriad Genetics, Inc.(b,c)	264,000
23,500	Lone Star Technologies, Inc.(b)	1,199,205	54,000	Odyssey Healthcare, Inc.(b,c)	793,260
1	Tel Offshore Trust	5	45,000	Owens & Minor, Inc.	1,333,800
23,800	TETRA Technologies, Inc.(b)	948,906	27,000	West Pharmaceutical Services, Inc.(c)	742,770

30,500	W-H Energy Services, Inc.(b)	957,700		Total Health Care	4,445,344

32,500	Whiting Petroleum Corporation(b)	1,298,375

	Total Energy	8,289,604

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner Small Cap Value Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (84.1%)	Value	Shares	Common Stock (84.1%)	Value

Industrials (17.2%)			9,200	Littelfuse, Inc.(b)	$265,788
12,000	Accuride Corporation(b)	$147,600	44,900	Methode Electronics, Inc.	567,536
10,600	Ameron International Corporation	404,920	96,600	MPS Group, Inc.(b)	1,145,676
68,000	Casella Waste Systems, Inc.(b)	918,680	46,000	Mykrolis Corporation(b,c)	749,800
32,100	Dollar Thrifty Automotive		14,800	Progress Software Corporation(b)	460,132
	Group, Inc.(b)	1,004,730	77,300	SBS Technologies, Inc.(b)	772,227
14,000	EDO Corporation	431,900	13,000	SPSS, Inc.(b)	255,320
42,200	Electro Rent Corporation(b)	599,662	28,000	StarTek, Inc.(c)	462,560

23,600	ElkCorp	785,880		Total Information
20,600	Franklin Electric Company, Inc.(c)	896,306		Technology	9,375,771

20,800	FTI Consulting, Inc.(b)	501,280
24,300	G & K Services, Inc.	967,140	Materials (8.2%)
40,800	Genesee & Wyoming, Inc.(b)	1,235,016	37,500	Airgas, Inc.	1,106,250
17,800	Genlyte Group, Inc.(b)	914,564	19,600	AptarGroup, Inc.	977,060
33,400	Hub Group, Inc.(b)	1,034,732	23,800	Arch Chemicals, Inc.	612,850
25,700	IDEX Corporation	1,122,576	17,700	Carpenter Technology Corporation	1,108,728
47,800	Insituform Technologies, Inc.(b)	920,150	15,000	Chesapeake Corporation	334,500
12,500	JLG Industries, Inc.	391,750	7,000	Deltic Timber Corporation(c)	299,180
26,200	Kirby Corporation(b)	1,261,530	19,350	Florida Rock Industries, Inc.	1,062,122
70,200	LSI Industries, Inc.	1,045,278	46,800	Gibraltar Industries, Inc.	1,121,796
18,900	Macquarie Infrastructure		17,200	MacDermid, Inc.	569,320
	Company Trust(c)	536,760	18,000	Meridian Gold, Inc.(b)	321,120
43,900	McGrath Rentcorp	1,140,961	8,400	Minerals Technologies, Inc.	522,816
26,000	Nordson Corporation	867,620	41,000	Myers Industries, Inc.	541,200
36,300	RemedyTemp, Inc.(b)	313,632	54,000	Stillwater Mining Company(b,c)	440,640
50,000	Vitran Corporation, Inc.(b)	875,000	30,600	Wausau-Mosinee Paper Corporation	384,948

16,000	Waste Connections, Inc.(b)	576,000		Total Materials	9,402,530

9,300	Woodward Governor Company	834,303

	Total Industrials	19,727,970	Utilities (4.6%)

			22,000	Black Hills Corporation(c)	877,360
Information Technology (8.2%)			42,400	Cleco Corporation	953,152
63,900	Agile Software Corporation(b)	414,711	46,000	El Paso Electric Company(b)	995,440
24,800	Applied Films Corporation(b)	651,496	13,400	Otter Tail Power Company	387,260
14,500	ATMI, Inc.(b,c)	461,535	31,000	UniSource Energy Corporation	999,750
33,600	Belden CDT, Inc.	745,920	36,000	Vectren Corporation	1,043,280

35,700	Brooks Automation, Inc.(b)	592,620		Total Utilities	5,256,242

19,300	Catapult Communications

	Corporation(b)	314,590		Total Common Stock
44,000	Helix Technology Corporation(c)	794,860		(cost $81,600,997)	96,469,497

140,000	Lattice Semiconductor Corporation(b)	721,000

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner Small Cap Value Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Collateral Held for Securities Loaned (13.3%)	Interest Rate(d)	Maturity Date	Value

15,279,126	Thrivent Financial Securities Lending Trust	3.330%	N/A	$15,279,126

	Total Collateral Held for Securities Loaned
	(cost $15,279,126)			15,279,126

Shares	Short-Term Investments (2.6%)	Interest Rate(d)	Maturity Date	Value

2,924,226	Thrivent Money Market Fund	2.960%	N/A	$2,924,226

	Total Short-Term Investments (at amortized cost)			2,924,226

	Total Investments (cost $99,804,349)			$114,672,849

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Non-income producing security.

(c)	All or a portion of the security is on loan.

(d)	The interest rate shown reflects the yield.

(e)	Miscellaneous footnote:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

At July 29, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $17,314,807 and $(2,446,307), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Stock Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (79.7%)	Value	Shares	Common Stock (79.7%)	Value

Consumer Discretionary (12.5%)			84,600	West Marine, Inc.(b,c)	$1,697,076
36,400	A.C. Moore Arts & Crafts, Inc.(b,c)	$1,045,772	107,500	Wolverine World Wide, Inc.	2,365,000

31,700	Aeropostale, Inc.(b)	946,245		Total Consumer
47,100	American Eagle Outfitters, Inc.	1,551,945		Discretionary	75,850,148

25,150	AnnTaylor Stores Corporation(b)	648,116
51,400	Autoliv, Inc.	2,289,870	Consumer Staples (2.0%)
24,600	Boyd Gaming Corporation(c)	1,290,024	176,700	Casey’s General Stores, Inc.	3,844,992
49,000	Cheesecake Factory, Inc.(b)	1,752,240	60,300	Central Garden &
32,800	Children’s Place Retail			Pet Company(b,c)	3,025,251
	Stores, Inc.(b,c)	1,498,960	79,700	Corn Products International, Inc.	1,918,379
70,000	Cooper Tire & Rubber Company(c)	1,408,400	55,600	Dean Foods Company(b)	1,984,920
46,400	GameStop Corporation(b,c)	1,593,840	62,100	Elizabeth Arden, Inc.(b,c)	1,495,989

77,900	Gander Mountain Company(b,c)	893,513		Total Consumer Staples	12,269,531

44,350	Golf Galaxy, Inc.(b)	620,900
40,800	Guitar Center, Inc.(b,c)	2,635,476	Energy (6.3%)
12,600	Hovnanian Enterprises, Inc.(b)	890,568	46,100	Cimarex Energy Company(b)	1,933,434
119,900	Insight Enterprises, Inc.(b,c)	2,445,960	81,900	Dawson Geophysical Company(b,c)	2,107,287
241,500	Interface, Inc.(b)	2,465,715	69,100	Dril-Quip, Inc.(b,c)	2,295,502
67,100	International Speedway		108,000	Energy Partners, Ltd.(b)	2,857,680
	Corporation	3,901,194	69,600	FMC Technologies, Inc.(b)	2,523,000
47,700	Jack in the Box, Inc.(b)	1,814,985	36,300	Forest Oil Corporation(b)	1,624,788
41,500	Joseph A. Bank Clothiers, Inc.(b)	1,896,550	30,300	Frontier Oil Corporation	849,006
110,500	Lions Gate Entertainment		95,700	Global Industries, Ltd.(b)	938,817
	Corporation(b,c)	1,132,625	19,800	Helmerich & Payne, Inc.	1,130,976
13,768	M.D.C. Holdings, Inc.	1,176,063	37,900	Massey Energy Company	1,639,175
117,500	MarineMax, Inc.(b,c)	3,908,050	44,500	NS Group, Inc.(b)	1,889,025
43,800	Men’s Wearhouse, Inc.(b)	1,575,048	83,000	Patterson-UTI Energy, Inc.	2,724,890
44,600	New York & Company, Inc.(b)	1,049,884	18,800	Peabody Energy Corporation	1,235,912
68,000	Nordstrom, Inc.	2,516,680	126,600	Pioneer Drilling Company(b)	1,909,128
36,500	P.F. Chang’s China Bistro, Inc.(b,c)	2,080,135	100,600	Pride International, Inc.(b)	2,617,612
52,800	Pacific Sunwear of		82,500	Range Resources Corporation(c)	2,519,550
	California, Inc.(b)	1,287,792	121,200	Superior Energy Services, Inc.(b)	2,586,408
40,800	Pep Boys - Manny, Moe & Jack(c)	554,472	25,300	Tesoro Petroleum Corporation	1,219,966
150,600	Quiksilver, Inc.(b)	2,528,574	60,700	Ultra Petroleum Corporation(b,c)	2,301,744
31,900	R.H. Donnelley Corporation(b)	2,089,450	49,100	World Fuel Services Corporation	1,205,405

39,200	Red Robin Gourmet			Total Energy	38,109,305

	Burgers, Inc.(b,c)	2,353,568
22,900	Regis Corporation(c)	956,304	Financials (14.4%)
98,825	SCP Pool Corporation	3,601,183	49,950	Affiliated Managers Group, Inc.(b,c)	3,561,435
74,450	Shuffle Master, Inc.(b,c)	1,997,494	22,100	Alabama National BanCorporation	1,532,635
55,000	Sonic Corporation(b)	1,667,050	26,000	Alexandria Real Estate
17,000	Stamps.com, Inc.(b,c)	304,640		Equities, Inc.	2,091,700
34,800	Steiner Leisure, Ltd.(b)	1,202,688	71,000	American Capital Strategies, Ltd.(c)	2,671,730
49,100	Texas Roadhouse, Inc.(b,c)	1,847,142	135,800	Argonaut Group, Inc.(b,c)	3,263,274
31,400	Tractor Supply Company(b,c)	1,765,308	81,800	BioMed Realty Trust, Inc.	2,080,174
111,100	Warnaco Group, Inc.(b,c)	2,705,285	46,911	BOK Financial Corporation	2,283,627
55,900	WCI Communities, Inc.(b,c)	1,898,364	196,500	Cardinal Financial Corporation(b,c)	2,039,670

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Stock Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (79.7%)	Value	Shares	Common Stock (79.7%)	Value

Financials — continued			71,600	Centene Corporation(b)	$2,097,880
89,800	Center Financial Corporation(c)	$2,294,390	33,700	Community Health
86,700	CoBiz, Inc.(c)	1,586,610		Systems, Inc.(b)	1,301,157
110,000	Colonial BancGroup, Inc.	2,559,700	11,900	Cooper Companies, Inc.	817,530
61,400	Commercial Capital Bancorp, Inc.	1,218,176	22,700	Covance, Inc.(b)	1,124,785
33,900	Downey Financial Corporation	2,625,216	178,600	CuraGen Corporation(b,c)	1,132,324
49,000	EastGroup Properties, Inc.(c)	2,126,600	26,400	Dade Behring Holdings, Inc.	2,001,120
123,500	FelCor Lodging Trust, Inc.(b,c)	1,920,425	39,300	Digene Corporation(b,c)	1,143,237
65,000	First BanCorp(c)	1,593,800	148,050	Encore Medical Corporation(b,c)	846,846
42,200	First Community Bancorp, Inc.(c)	2,162,328	62,700	Endo Pharmaceutical
61,700	First Indiana Corporation(c)	1,994,761		Holdings, Inc.(b)	1,784,442
37,100	Global Signal, Inc.(c)	1,591,590	102,200	Exelixis, Inc.(b)	905,492
84,700	GMH Communities Trust	1,269,653	59,000	First Horizon Pharmaceutical
31,800	Greenhill & Company, Inc.(c)	1,219,848		Corporation(b,c)	1,255,520
157,150	HCC Insurance Holdings, Inc.	4,356,198	47,800	Haemonetics Corporation(b)	2,018,594
40,200	Home Properties, Inc.	1,840,356	108,900	HealthTronics, Inc.(b)	1,402,632
124,100	HRPT Properties Trust	1,599,649	22,200	Henry Schein, Inc.(b)	958,374
49,500	LaSalle Hotel Properties	1,723,590	77,300	Horizon Health Corporation(b)	2,011,346
43,100	MB Financial, Inc.(c)	1,792,960	85,300	Incyte Corporation(b,c)	679,841
52,361	Mercantile Bank Corporation(c)	2,377,198	86,700	InterMune, Inc.(b,c)	1,311,771
148,900	Ohio Casualty Corporation	3,804,395	39,900	Intuitive Surgical, Inc.(b)	2,769,060
35,600	Philadelphia Consolidated		14,400	Invitrogen Corporation(b)	1,235,088
	Holding Corporation(b,c)	2,955,512	35,600	IVAX Corporation(b)	907,088
65,400	Pinnacle Financial Partners, Inc.(b,c)	1,671,624	51,400	Kindred Healthcare, Inc.(b,c)	1,888,436
51,900	Piper Jaffray Companies(b,c)	1,785,879	20,300	LCA-Vision, Inc.	929,740
89,600	Platinum Underwriters		46,400	LifePoint Hospitals, Inc.(b)	2,169,664
	Holdings, Ltd.	3,106,432	41,300	Mentor Corporation(c)	2,054,675
14,400	Preferred Bank Los Angeles(c)	604,512	41,700	MGI Pharma, Inc.(b,c)	1,138,410
43,900	Reinsurance Group of		104,200	NovaMed, Inc.(b)	765,870
	America, Inc.(c)	1,851,263	215,500	OraSure Technologies, Inc.(b,c)	2,323,090
55,000	RLI Corporation(c)	2,618,000	19,200	Pediatrix Medical Group, Inc.(b)	1,505,664
36,700	SL Green Realty Corporation	2,557,990	39,700	Psychiatric Solutions, Inc.(b,c)	1,912,746
80,000	Sunstone Hotel Investors, Inc.	2,068,800	37,900	ResMed, Inc.(b,c)	2,539,300
2,500	Virginia Commerce		342,400	Savient Pharmaceuticals, Inc.(b,c)	1,540,800
	Bancorp, Inc.(b,c)	65,400	89,500	Shamir Optical Industry, Ltd.(b)	1,279,850
75,677	Washington Federal, Inc.	1,761,004	43,300	Sierra Health Services, Inc.(b)	2,920,152
39,200	Westamerica Bancorporation	2,146,200	78,800	Sybron Dental Specialties, Inc.(b)	2,895,900
124,600	Winston Hotels, Inc.	1,404,242	44,300	Symbion, Inc.(b)	1,072,503
37,700	Wintrust Financial Corporation	2,021,851	87,300	United Surgical Partners

	Total Financials	87,800,397		International, Inc.(b,c)	3,143,673

			34,900	Varian, Inc.(b)	1,307,703
Health Care (11.6%)			58,200	Vertex Pharmaceuticals, Inc.(b,c)	928,290
89,300	Abgenix, Inc.(b,c)	926,041	52,150	Wellcare Health Plans, Inc.(b,c)	1,998,388
44,300	Amedisys, Inc.(b,c)	1,733,902	58,100	Wright Medical Group, Inc.(b,c)	1,502,466
31,400	American Healthways, Inc.(b,c)	1,399,498	46,400	ZymoGenetics, Inc.(b,c)	822,672

58,800	AMERIGROUP Corporation(b)	2,037,420		Total Health Care	70,440,980

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Stock Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (79.7%)	Value	Shares	Common Stock (79.7%)	Value

Industrials (13.8%)			Information Technology (12.7%)
96,200	Adesa, Inc.	$2,328,040	32,600	ADTRAN, Inc.	$872,376
56,800	ARGON ST, Inc.(b)	1,974,368	63,500	Anteon International
29,100	Arkansas Best Corporation	998,130		Corporation(b)	2,981,325
177,300	Artesyn Technologies, Inc.(b,c)	1,640,025	29,200	Avid Technology, Inc.(b)	1,201,580
97,500	Asset Acceptance		122,600	Axcelis Technologies, Inc.(b)	847,166
	Capital Corporation(b,c)	2,665,650	75,600	Benchmark Electronics, Inc.(b)	2,419,200
109,300	Beacon Roofing Supply, Inc.(b)	2,838,521	24,900	Cabot Microelectronics
32,600	Briggs & Stratton Corporation(c)	1,218,262		Corporation(b,c)	748,743
14,800	Carlisle Companies, Inc.	974,728	46,900	CACI International, Inc.(b)	3,085,551
50,100	Consolidated Graphics, Inc.(b)	2,134,260	220,600	Carrier Access Corporation(b,c)	1,169,180
42,700	DRS Technologies, Inc.	2,220,400	34,900	Citrix Systems, Inc.(b)	831,667
59,700	Dycom Industries, Inc.(b)	1,456,680	118,300	CNET Networks, Inc.(b,c)	1,514,240
44,100	G & K Services, Inc.	1,755,180	35,900	Cymer, Inc.(b)	1,245,730
87,900	Genesee & Wyoming, Inc.(b)	2,660,733	83,100	Cypress Semiconductor
53,600	Genlyte Group, Inc.(b)	2,753,968		Corporation(b,c)	1,193,316
23,137	Graco, Inc.	884,528	145,000	Digitas, Inc.(b)	1,635,600
40,400	Hub Group, Inc.(b)	1,251,592	25,300	Diodes, Inc.(b,c)	977,339
99,700	Hughes Supply, Inc.	2,833,474	36,200	Fairchild Semiconductor
42,100	Huron Consulting Group, Inc.(b,c)	1,170,380		International, Inc.(b)	610,332
68,050	IDEX Corporation	2,972,424	25,000	FileNet Corporation(b)	706,750
50,900	Jacobs Engineering Group, Inc.(b)	2,996,992	62,800	FLIR Systems, Inc.(b)	2,065,492
234,200	Jacuzzi Brands, Inc.(b)	2,541,070	40,100	Global Payments, Inc.(c)	2,656,224
124,100	Kforce, Inc.(b,c)	1,141,720	26,800	Hyperion Solutions Corporation(b)	1,261,208
47,050	Knight Transportation, Inc.(c)	1,112,732	96,100	Informatica Corporation(b,c)	1,015,777
77,600	Landstar System, Inc.	2,585,632	95,300	Ingram Micro, Inc.(b)	1,776,392
51,000	Manitowoc Company, Inc.	2,328,150	88,400	Integrated Device
94,900	Mercury Computer Systems, Inc.(b,c)	2,628,730		Technology, Inc.(b)	1,021,904
74,200	MSC Industrial Direct		58,600	Inter-Tel, Inc.	1,459,140
	Company, Inc.	2,870,798	21,300	International Rectifier
36,300	Oshkosh Truck Corporation	3,078,240		Corporation(b)	1,002,165
88,800	Pacer International, Inc.(b)	2,250,192	187,700	iVillage, Inc.(b,c)	1,032,350
26,100	Pall Corporation	808,317	42,100	Keynote Systems, Inc.(b,c)	556,141
19,600	Precision Castparts Corporation	1,763,608	38,050	Kronos, Inc.(b)	1,788,350
33,300	Ritchie Bros. Auctioneers, Inc.	1,290,708	58,900	Manhattan Associates, Inc.(b)	1,219,230
37,400	Roper Industries, Inc.	2,870,450	238,800	Micromuse, Inc.(b)	1,349,220
109,100	SkyWest, Inc.	2,263,825	22,800	MICROS Systems, Inc.(b)	979,260
168,150	Standard Parking Corporation(b,c)	2,939,262	57,600	Microsemi Corporation(b)	1,229,760
76,400	Stewart & Stevenson Services, Inc.	1,768,660	213,300	MPS Group, Inc.(b)	2,529,738
24,700	Terex Corporation(b)	1,195,974	340,100	NMS Communications
32,800	Trex Company, Inc.(b,c)	964,320		Corporation(b,c)	1,146,137
36,100	URS Corporation(b,c)	1,351,945	256,700	ON Semiconductor Corporation(b,c)	1,476,025
79,950	Waste Connections, Inc.(b)	2,878,200	212,300	Parametric Technology
64,500	Watson Wyatt &			Corporation(b)	1,464,870
	Company Holdings(c)	1,781,490	152,000	Phoenix Technologies, Ltd.(b,c)	1,033,600
38,200	York International Corporation	1,632,286	71,300	Photronics, Inc.(b)	1,913,692

	Total Industrials	83,774,644	236,900	Plexus Corporation(b)	3,418,467

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Stock Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (79.7%)	Value	Shares	Common Stock (79.7%)	Value

Information Technology — continued			30,700	NOVA Chemicals Corporation(c)	$1,074,500
140,800	Powerwave Technologies, Inc.(b,c)	$1,614,976	24,550	Quanex Corporation(c)	1,497,550
47,900	Progress Software Corporation(b)	1,489,211	108,300	RPM International, Inc.(c)	2,030,625
48,900	QLogic Corporation(b)	1,518,345	61,200	Schweitzer-Mauduit
154,500	SeeBeyond Technology			International, Inc.	1,600,380
	Corporation(b)	648,900	47,100	Steel Dynamics, Inc.(c)	1,514,736

127,000	Stellent, Inc.(b,c)	1,073,150		Total Materials	21,416,596

57,900	Tech Data Corporation(b)	2,245,362
140,100	TIBCO Software, Inc.(b)	1,077,369	Telecommunications Services (0.7%)
139,900	Tollgrade Communications, Inc.(b)	1,386,409	74,700	Arbinet Holdings, Inc.(b,c)	489,285
42,600	Trimble Navigation, Ltd.(b,c)	1,659,696	49,100	FairPoint Communications, Inc.(c)	805,240
34,200	Varian Semiconductor		56,050	Iowa Telecommunications
	Equipment Associates, Inc.(b)	1,419,984		Services, Inc.	1,063,829
52,000	ViaSat, Inc.(b,c)	1,161,680	118,050	Valor Communications Group, Inc.	1,649,158

130,700	Vishay Intertechnology, Inc.(b,c)	1,832,414		Total Telecommunications
422,700	Vitesse Semiconductor			Services	4,007,512

	Corporation(b,c)	938,394
238,800	Vitria Technology, Inc.(b,c)	871,620	Utilities (2.2%)
178,700	webMethods, Inc.(b)	1,084,709	52,100	AGL Resources, Inc.	2,003,245
121,200	Wind River Systems, Inc.(b,c)	2,071,308	36,000	Alliant Energy Corporation	1,047,600

	Total Information		60,746	Aqua America, Inc.	1,948,124
	Technology	77,528,764	94,600	Energen Corporation	3,320,460

			35,200	OGE Energy Corporation	1,069,376
Materials (3.5%)			77,200	Piedmont Natural Gas
19,400	Albemarle Corporation	739,140		Company, Inc.(c)	1,908,384
19,300	AptarGroup, Inc.	962,105	35,200	PNM Resources, Inc.	1,034,528
55,000	Century Aluminum Company(b)	1,345,850	43,700	Westar Energy, Inc.	1,063,221

14,300	Cytec Industries, Inc.	648,934		Total Utilities	13,394,938

69,050	Florida Rock Industries, Inc.	3,790,154

34,400	FMC Corporation(b)	2,080,512		Total Common Stock
48,700	Lubrizol Corporation	2,142,800		(cost $379,391,190)	484,592,815

60,100	MacDermid, Inc.	1,989,310

Shares	Collateral Held for Securities Loaned (16.4%)		Interest Rate(d)	Maturity Date	Value

99,994,465	Thrivent Financial Securities Lending Trust		3.330%	N/A	$99,994,465

	Total Collateral Held for Securities Loaned
	(cost $99,994,465)				99,994,465

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Stock Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares or
Principal
Amount	Short-Term Investments (3.9%)	Interest Rate(d)	Maturity Date	Value

$3,330,000	Novartis Finance Corporation	3.280%	8/1/2005	$3,329,393
20,428,367	Thrivent Money Market Fund	2.960	N/A	20,428,367

	Total Short-Term Investments (at amortized cost)			23,757,760

	Total Investments (cost $503,143,415)			$608,345,040

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Non-income producing security.

(c)	All or a portion of the security is on loan.

(d)	The interest rate shown reflects the yield or, for securities purchased at a discount, the discount rate at the date of purchase.

At July 29, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $111,688,135 and $(6,486,510), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Index Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (77.9%)	Value	Shares	Common Stock (77.9%)	Value

Consumer Discretionary (13.4%)			2,100	Haverty Furniture Companies, Inc.(c)	$28,077
1,200	4Kids Entertainment, Inc.(b,c)	$24,120	2,100	Hibbett Sporting Goods, Inc.(b,c)	84,063
3,475	Aaron Rents, Inc.(c)	85,276	3,975	Hot Topic, Inc.(b)	67,734
1,600	Action Performance		1,700	IHOP Corporation(c)	74,664
	Companies, Inc.(c)	13,680	4,250	Insight Enterprises, Inc.(b)	86,700
2,850	ADVO, Inc.	100,178	4,100	Interface, Inc.(b)	41,861
1,900	Applica, Inc.(b)	5,282	1,600	J. Jill Group, Inc.(b,c)	26,096
2,800	Arbitron, Inc.	116,200	3,200	Jack in the Box, Inc.(b)	121,760
1,200	Arctic Cat, Inc.(c)	26,184	2,400	JAKKS Pacific, Inc.(b,c)	41,136
2,300	Argosy Gaming Company(b)	107,617	2,110	Jo-Ann Stores, Inc.(b)	58,067
1,300	Ashworth, Inc.(b,c)	10,803	2,300	K-Swiss, Inc.	77,671
1,700	Audiovox Corporation(b)	30,626	4,300	K2, Inc.(b,c)	57,190
3,100	Aztar Corporation(b)	103,168	2,500	Kellwood Company(c)	60,775
3,100	Bally Total Fitness		4,600	La-Z-Boy, Inc.(c)	61,502
	Holding Corporation(b,c)	11,160	1,800	Landry’s Restaurants, Inc.(c)	56,070
1,000	Bassett Furniture Industries, Inc.	19,550	1,400	Libbey, Inc.	24,570
1,600	Brown Shoe Company, Inc.	63,120	4,000	Linens ‘n Things, Inc.(b)	105,000
1,200	Building Materials		1,700	Lone Star Steakhouse & Saloon, Inc.	51,102
	Holding Corporation	99,720	2,901	M.D.C. Holdings, Inc.	247,803
1,700	Burlington Coat Factory		2,200	Marcus Corporation(c)	47,256
	Warehouse Corporation	69,751	1,300	Meade Instruments Corporation(b,c)	3,393
2,850	Cato Corporation	60,306	4,200	Men’s Wearhouse, Inc.(b)	151,032
3,050	CEC Entertainment, Inc.(b)	116,846	1,900	Meritage Homes Corporation	176,605
6,700	Champion Enterprises, Inc.(b,c)	80,802	1,300	Midas, Inc.(b,c)	30,069
1,300	Children’s Place Retail Stores, Inc.(b,c)	59,410	2,600	Monaco Coach Corporation(c)	45,500
3,200	Christopher & Banks Corporation(c)	60,480	2,200	Movie Gallery, Inc.(c)	55,176
1,300	Coachmen Industries, Inc.	17,134	2,400	Multimedia Games, Inc.(b,c)	25,152
1,900	Cost Plus, Inc.(b)	42,807	600	National Presto Industries, Inc.(c)	26,754
800	CPI Corporation	14,152	2,700	Nautilus Group, Inc.(c)	75,222
1,300	Department 56, Inc.(b)	16,354	420	NVR, Inc.(b)	393,960
2,000	Dress Barn, Inc.(b,c)	48,760	2,000	O’Charley’s, Inc.(b)	35,820
1,000	Electronics Boutique		1,200	Oxford Industries, Inc.(c)	56,412
	Holdings Corporation(b,c)	64,660	2,300	P.F. Chang’s China Bistro, Inc.(b,c)	131,077
3,100	Ethan Allen Interiors, Inc.(c)	102,300	2,700	Panera Bread Company(b,c)	157,275
2,170	Fedders Corporation(c)	5,468	1,200	Papa John’s International, Inc.(b,c)	51,720
3,900	Finish Line, Inc.	70,551	4,900	Pep Boys - Manny, Moe & Jack(c)	66,591
4,900	Fleetwood Enterprises, Inc.(b,c)	55,615	3,200	Phillips-Van Heusen Corporation	108,480
3,600	Fossil, Inc.(b)	85,644	3,600	Pinnacle Entertainment, Inc.(b)	77,760
3,500	Fred’s, Inc.(c)	67,550	3,800	Polaris Industries, Inc.(c)	210,140
4,700	GameStop Corporation(b)	150,400	1,100	Pre-Paid Legal Services, Inc.(c)	51,975
2,000	Genesco, Inc.(b)	74,540	10,400	Quiksilver, Inc.(b)	174,616
1,800	Goody’s Family Clothing, Inc.(c)	13,932	3,000	RARE Hospitality International, Inc.(b)	93,480
2,100	Group 1 Automotive, Inc.(b)	60,984	1,200	Russ Berrie and Company, Inc.(c)	19,200
2,300	Guitar Center, Inc.(b,c)	148,568	2,900	Russell Corporation	54,868
2,700	Gymboree Corporation(b,c)	45,576	3,800	Ryan’s Restaurant Group, Inc.(b)	49,514
500	Haggar Corporation	11,230	4,675	SCP Pool Corporation	170,357
1,800	Hancock Fabrics, Inc.(c)	12,420	3,300	Select Comfort Corporation(b,c)	70,323

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Index Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (77.9%)	Value	Shares	Common Stock (77.9%)	Value

Consumer Discretionary — continued			2,600	Ralcorp Holdings, Inc.	$111,800
2,700	ShopKo Stores, Inc.(b,c)	$68,715	900	Sanderson Farms, Inc.(c)	38,781
3,175	Shuffle Master, Inc.(b,c)	85,185	3,200	Spectrum Brands, Inc.(b)	99,200
700	Skyline Corporation	29,400	2,700	TreeHouse Foods, Inc(b)	82,566
2,600	Sonic Automotive, Inc.	60,580	3,300	United Natural Foods, Inc.(b)	111,276
5,450	Sonic Corporation(b)	165,190	1,600	WD-40 Company	45,968

1,600	Stage Stores, Inc.(b)	70,672		Total Consumer Staples	1,649,076

1,000	Standard Motor Products, Inc.(c)	14,000
3,000	Standard Pacific Corporation	286,170	Energy (6.1%)
2,600	Steak n Shake Company(b)	56,290	1,100	Atwood Oceanics, Inc.(b)	74,987
2,300	Stein Mart, Inc.	52,187	4,300	Cabot Oil & Gas Corporation	174,236
3,200	Stride Rite Corporation	44,800	3,400	Cal Dive International, Inc.(b)	201,348
1,900	Sturm, Ruger & Company, Inc.(c)	21,261	1,200	Carbo Ceramics, Inc.(c)	104,268
1,900	Superior Industries		7,200	Cimarex Energy Company(b)	301,968
	International, Inc.(c)	44,346	600	Dril-Quip, Inc.(b)	19,932
2,000	TBC Corporation(b)	56,740	4,800	Frontier Oil Corporation	134,496
1,100	Thomas Nelson, Inc.	25,124	1,800	Hydril Company(b)	115,488
2,900	Too, Inc.(b)	74,791	5,100	Input/Output, Inc.(b,c)	36,924
2,800	Tractor Supply Company(b)	157,416	2,600	Lone Star Technologies, Inc.(b)	132,678
5,100	Triarc Companies, Inc.(c)	80,121	6,800	Massey Energy Company	294,100
900	Vertrue, Inc.(b,c)	35,685	3,800	Maverick Tube Corporation(b,c)	126,046
2,300	Winnebago Industries, Inc.(c)	88,757	2,300	Oceaneering International, Inc.(b)	98,670
1,900	WMS Industries, Inc.(b,c)	61,921	2,100	Offshore Logistics, Inc.(b)	75,600
5,150	Wolverine World Wide, Inc.	113,300	1,600	Penn Virginia Corporation	86,320
4,500	Zale Corporation(b)	153,000	1,400	Petroleum Development

	Total Consumer			Corporation(b,c)	52,416
	Discretionary	8,200,143	2,000	Remington Oil and

				Gas Corporation(b)	78,820
Consumer Staples (2.7%)			2,200	SEACOR Holdings, Inc.(b)	145,728
7,800	Alliance One International, Inc.(c)	47,268	6,600	Southwestern Energy Company(b)	363,725
1,600	American Italian Pasta Company(c)	33,680	2,400	Spinnaker Exploration Company(b)	94,176
4,400	Casey’s General Stores, Inc.	95,744	5,100	St. Mary Land &
6,700	Corn Products International, Inc.	161,269		Exploration Company	161,160
3,300	Delta & Pine Land Company	88,275	2,100	Stone Energy Corporation(b)	111,741
4,275	Flowers Foods, Inc.	107,687	2,500	Swift Energy Company(b)	101,950
1,500	Great Atlantic & Pacific Tea		2,000	TETRA Technologies, Inc.(b)	79,740
	Company, Inc.(b)	42,975	3,300	Unit Corporation(b)	156,750
2,700	Hain Celestial Group, Inc.(b)	53,541	3,000	Veritas DGC, Inc.(b)	92,400
600	J & J Snack Foods Corporation	35,304	4,800	Vintage Petroleum, Inc.	168,624
2,400	Lance, Inc.	43,392	2,400	W-H Energy Services, Inc.(b)	75,360
2,400	Longs Drug Stores Corporation	104,136	2,000	World Fuel Services Corporation	49,100

1,100	Nash Finch Company(c)	45,353		Total Energy	3,708,751

1,100	Nature’s Sunshine Products, Inc.(c)	21,945
4,900	NBTY, Inc.(b)	118,580	Financials (11.9%)
1,000	Peet’s Coffee & Tea, Inc.(b,c)	34,210	2,900	Acadia Realty Trust	55,100
4,200	Performance Food		6,200	Amegy Bancorp, Inc.	141,236
	Group Company(b)	126,126	1,800	Anchor BanCorp Wisconsin, Inc.(c)	57,492

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Index Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (77.9%)	Value	Shares	Common Stock (77.9%)	Value

Financials — continued			1,300	Parkway Properties, Inc.	$69,615
4,100	BankAtlantic Bancorp, Inc.	$73,554	1,600	Philadelphia Consolidated
2,200	BankUnited Financial Corporation	58,080		Holding Corporation(b)	132,832
2,500	Boston Private Financial		1,800	Piper Jaffray Companies(b)	61,938
	Holdings, Inc.(c)	71,625	2,100	Presidential Life Corporation	38,672
5,600	Brookline Bancorp, Inc.(c)	89,656	1,600	PrivateBancorp, Inc.(c)	59,120
3,700	Capital Automotive REIT	145,299	2,600	ProAssurance Corporation(b)	111,696
2,600	Cash America International, Inc.	54,132	2,955	Provident Bankshares Corporation	100,470
2,700	Central Pacific Financial		6,214	Republic Bancorp, Inc.	91,967
	Corporation(c)	98,550	1,500	Rewards Network, Inc.(b,c)	7,935
4,275	Chittenden Corporation(c)	125,215	1,900	RLI Corporation	90,440
3,500	Colonial Properties Trust(c)	165,970	1,000	SCPIE Holdings, Inc.(b,c)	13,140
3,400	Commercial Federal Corporation	115,260	2,600	Selective Insurance Group, Inc.	129,454
4,700	Commercial Net Lease Realty, Inc.(c)	97,525	4,200	Shurgard Storage Centers, Inc.	196,980
2,900	Community Bank System, Inc.(c)	69,745	6,600	South Financial Group, Inc.	191,136
2,900	CRT Properties, Inc.	80,098	1,500	Sovran Self Storage, Inc.	72,465
2,400	Delphi Financial Group, Inc.	116,424	4,150	Sterling Bancshares, Inc.	65,196
2,650	Dime Community Bancshares	42,983	2,080	Sterling Financial Corporation(b)	81,182
1,800	Downey Financial Corporation	139,392	1,700	Stewart Information
4,700	East West Bancorp, Inc.	162,150		Services Corporation	80,002
2,100	EastGroup Properties, Inc.	91,140	4,100	Susquehanna Bancshares, Inc.	109,962
2,300	Entertainment Properties Trust	104,765	1,393	SWS Group, Inc.	25,979
2,000	Essex Property Trust, Inc.	183,720	6,733	TrustCo Bank Corporation NY(c)	89,751
1,600	Financial Federal Corporation(c)	61,600	8,100	UCBH Holdings, Inc.	147,987
6,500	First BanCorp(c)	159,380	3,100	UICI	95,635
4,000	First Midwest Bancorp, Inc.	149,280	4,000	Umpqua Holdings Corporation(c)	99,720
2,000	First Republic Bank	75,760	3,200	United Bankshares, Inc.(c)	120,992
1,400	FirstFed Financial Corporation(b)	87,472	5,575	Whitney Holding Corporation	184,644
2,900	Flagstar Bancorp, Inc.(c)	53,447	2,000	Wintrust Financial Corporation	107,260
5,800	Fremont General Corporation	141,752	1,694	World Acceptance Corporation(b)	46,026
2,600	Gables Residential Trust	112,918	1,900	Zenith National Insurance
3,400	Glenborough Realty Trust, Inc.	71,264		Corporation(c)	132,316

3,600	Gold Banc Corporation, Inc.(c)	54,720		Total Financials	7,254,773

3,200	Hilb, Rogal and Hobbs Company(c)	108,448
4,050	Hudson United Bancorp	169,695	Health Care (10.1%)
1,900	Infinity Property &		4,375	Accredo Health, Inc.(b)	198,056
	Casualty Corporation	67,336	1,800	Advanced Neuromodulation
3,700	Investment Technology Group, Inc.(b)	94,794		Systems, Inc.(b,c)	90,072
1,600	Irwin Financial Corporation(c)	35,280	3,600	Alpharma, Inc.(c)	50,544
2,600	Kilroy Realty Corporation	135,460	1,300	Amedisys, Inc.(b,c)	50,882
1,600	LandAmerica Financial Group, Inc.(c)	100,288	2,900	American Healthways, Inc.(b,c)	129,253
4,500	Lexington Corporate		4,800	American Medical Systems
	Properties Trust(c)	107,910		Holdings, Inc.(b)	111,600
2,700	MAF Bancorp, Inc.	119,097	4,600	AMERIGROUP Corporation(b)	159,390
2,100	Nara Bancorp, Inc.(c)	32,634	2,700	AmSurg Corporation(b)	75,627
4,250	New Century Financial		1,100	Analogic Corporation	56,507
	Corporation(c)	222,615	2,400	ArQule, Inc.(b,c)	18,216

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Index Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (77.9%)	Value	Shares	Common Stock (77.9%)	Value

Health Care — continued			2,000	Pediatrix Medical Group, Inc.(b)	$156,840
2,100	ArthroCare Corporation(b,c)	$76,797	4,400	Pharmaceutical Product
1,900	BioLase Technology, Inc.(c)	11,780		Development, Inc.(b)	251,812
1,500	Biosite, Inc.(b,c)	82,628	2,300	PolyMedica Corporation	80,776
1,300	Bradley Pharmaceuticals, Inc.(b,c)	14,690	1,600	Possis Medical, Inc.(b,c)	18,720
2,300	Cambrex Corporation	45,241	2,500	Priority Healthcare Corporation(b)	68,725
3,700	Centene Corporation(b)	108,410	3,600	Regeneron Pharmaceuticals, Inc.(b,c)	34,704
2,600	Cerner Corporation(b,c)	196,092	1,500	RehabCare Group, Inc.(b)	34,950
2,200	Chemed Corporation	94,600	3,100	ResMed, Inc.(b,c)	207,700
2,600	CONMED Corporation(b)	78,286	6,400	Respironics, Inc.(b)	242,560
3,200	Connetics Corporation(b,c)	59,872	5,400	Savient Pharmaceuticals, Inc.(b,c)	24,300
3,900	Cooper Companies, Inc.(c)	267,930	1,400	SFBC International, Inc.(b,c)	56,336
1,900	Cross Country Healthcare, Inc.(b)	37,506	2,300	Sierra Health Services, Inc.(b)	155,112
1,950	CryoLife, Inc.(b,c)	14,918	1,500	Sunrise Senior Living, Inc.(b,c)	79,500
1,800	Cyberonics, Inc.(b,c)	69,516	1,300	SurModics, Inc.(b,c)	50,518
1,100	Datascope Corporation	37,070	3,600	Sybron Dental Specialties, Inc.(b)	132,300
3,800	Dendrite International, Inc.(b)	65,740	2,900	Theragenics Corporation(b,c)	10,237
2,000	Diagnostic Products Corporation	112,920	3,900	United Surgical Partners
1,600	Dionex Corporation(b)	73,856		International, Inc.(b)	140,439
1,600	DJ Orthopedics, Inc.(b)	39,248	2,500	Viasys Healthcare, Inc.(b)	62,100
2,422	Enzo Biochem, Inc.(b,c)	40,641	600	Vital Signs, Inc.	27,108

2,000	Gentiva Health Services, Inc.(b)	38,580		Total Health Care	6,140,552

2,000	Greatbatch Technologies, Inc.(b)	48,420
2,300	Haemonetics Corporation(b)	97,129	Industrials (14.0%)
1,900	Hologic, Inc.(b)	86,621	1,800	A.O. Smith Corporation(c)	48,600
5,900	Hooper Holmes, Inc.(c)	24,721	2,900	AAR Corporation(b)	52,113
1,200	ICU Medical, Inc.(b,c)	39,624	3,500	ABM Industries, Inc.	68,600
3,000	IDEXX Laboratories, Inc.(b)	190,380	3,900	Acuity Brands, Inc.	113,802
3,975	Immucor, Inc.(b)	109,193	1,900	Administaff, Inc.	48,640
1,800	Integra LifeSciences		2,800	Albany International Corporation	98,112
	Holdings Corporation(b,c)	54,720	900	Angelica Corporation(c)	22,734
2,284	Intermagnetics General		2,600	Apogee Enterprises, Inc.	41,106
	Corporation(b)	67,081	2,250	Applied Industrial Technologies, Inc.	80,392
2,800	Invacare Corporation	118,020	1,100	Applied Signal Technology, Inc.(c)	23,804
1,000	Kensey Nash Corporation(b,c)	32,220	2,000	Arkansas Best Corporation	68,600
1,500	LabOne, Inc.(b)	56,445	3,000	Armor Holdings, Inc.(b)	122,640
1,400	LCA-Vision, Inc.	64,120	3,600	Artesyn Technologies, Inc.(b,c)	33,300
4,800	Medicis Pharmaceutical Corporation	162,816	1,500	Astec Industries, Inc.(b,c)	43,485
2,800	Mentor Corporation(c)	139,300	2,600	Baldor Electric Company(c)	65,104
2,300	Merit Medical Systems, Inc.(b)	39,629	1,700	Barnes Group, Inc.(c)	57,868
6,400	MGI Pharma, Inc.(b)	174,720	3,100	Bowne & Company, Inc.	42,501
3,200	NDCHealth Corporation(b)	57,344	3,500	Brady Corporation	119,700
2,100	Noven Pharmaceuticals, Inc.(b)	35,511	4,600	Briggs & Stratton Corporation(c)	171,902
3,050	Odyssey Healthcare, Inc.(b,c)	44,804	2,300	C&D Technologies, Inc.	23,161
1,600	Osteotech, Inc.(b)	7,088	1,100	CDI Corporation(c)	27,027
3,500	Owens & Minor, Inc.	103,740	2,400	Central Parking Corporation	34,800
2,300	PAREXEL International Corporation(b)	45,701	2,150	Ceradyne, Inc.(b,c)	68,520

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Index Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (77.9%)	Value	Shares	Common Stock (77.9%)	Value

Industrials — continued			2,600	Mesa Air Group, Inc.(b,c)	$21,944
4,600	CLARCOR, Inc.	$143,520	3,530	Milacron, Inc.(b,c)	6,601
2,200	Coinstar, Inc.(b,c)	45,265	1,300	Mobile Mini, Inc.(b,c)	54,626
1,000	Consolidated Graphics, Inc.(b)	42,600	3,125	Moog, Inc.(b)	98,656
1,500	Cubic Corporation(c)	29,205	3,200	Mueller Industries, Inc.	93,696
1,500	CUNO, Inc.(b)	107,940	1,800	NCI Building Systems, Inc.(b,c)	69,516
1,900	Curtiss-Wright Corporation	116,660	2,800	NCO Group, Inc.(b)	57,064
2,500	DRS Technologies, Inc.	130,000	1,600	Old Dominion Freight Line(b)	52,992
1,400	EDO Corporation	43,190	2,300	On Assignment, Inc.(b,c)	12,420
3,600	EGL, Inc.(b)	72,468	3,300	Oshkosh Truck Corporation	279,840
1,600	ElkCorp(c)	53,280	2,100	PRG-Schultz International, Inc.(b,c)	6,636
1,400	EMCOR Group, Inc.(b)	72,100	2,500	Regal-Beloit Corporation	78,750
3,687	Engineered Support Systems, Inc.	136,345	1,100	Robbins & Myers, Inc.(c)	23,903
1,900	EnPro Industries, Inc.(b)	57,760	3,800	Roper Industries, Inc.	291,650
2,300	Esterline Technologies Corporation(b)	98,302	2,100	School Specialty, Inc.(b,c)	98,553
2,900	Forward Air Corporation	101,065	7,000	Shaw Group, Inc.(b)	133,840
3,200	Frontier Airlines, Inc.(b,c)	39,296	3,200	Simpson Manufacturing
1,800	G & K Services, Inc.	71,640		Company, Inc.	122,624
2,200	Gardner Denver, Inc.(b)	90,420	5,100	SkyWest, Inc.	105,825
4,200	GenCorp, Inc.(b,c)	84,714	1,300	SOURCECORP, Inc.(b)	28,587
2,220	Griffon Corporation(b)	57,387	5,500	Spherion Corporation(b)	43,450
1,950	Healthcare Services Group, Inc(c)	35,724	2,200	Standard Register Company(c)	33,550
4,001	Heartland Express, Inc.	83,261	1,100	Standex International Corporation	32,670
1,700	Heidrick & Struggles		2,600	Stewart & Stevenson Services, Inc.	60,190
	International, Inc.(b)	50,966	2,900	Teledyne Technologies, Inc.(b)	110,055
5,900	Hughes Supply, Inc.	167,678	5,000	Tetra Tech, Inc.(b)	75,150
4,550	IDEX Corporation	198,744	8,100	Timken Company	214,407
1,400	Imagistics International, Inc.(b,c)	42,168	3,800	Toro Company	152,912
2,300	Insituform Technologies, Inc.(b)	44,275	2,500	Tredegar Corporation	40,275
4,500	JLG Industries, Inc.	141,030	1,500	Triumph Group, Inc.(b)	60,525
2,500	John H. Harland Company	96,575	3,000	United Stationers, Inc.(b)	155,550
2,200	Kaman Corporation	42,900	1,600	Universal Forest Products, Inc.	79,920
7,300	Kansas City Southern, Inc.(b,c)	164,688	3,400	URS Corporation(b)	127,330
2,700	Kaydon Corporation(c)	83,322	1,500	Valmont Industries, Inc.(c)	39,300
2,000	Kirby Corporation(b)	96,300	2,000	Viad Corporation	61,500
3,350	Knight Transportation, Inc.(c)	79,228	1,600	Vicor Corporation(c)	21,024
4,700	Labor Ready, Inc.(b)	111,437	900	Volt Information Sciences, Inc.(b)	23,589
5,300	Landstar System, Inc.	176,596	2,700	Wabash National Corporation(c)	58,077
600	Lawson Products, Inc.	24,552	4,250	Waste Connections, Inc.(b,d)	153,000
4,500	Lennox International, Inc.	109,890	2,100	Watsco, Inc.	99,456
1,200	Lindsay Manufacturing Company(c)	29,484	3,000	Watson Wyatt & Company Holdings	82,860
1,500	Lydall, Inc.(b)	14,325	2,300	Watts Water Technologies, Inc.(c)	83,950
2,600	MagneTek, Inc.(b)	8,294	1,400	Wolverine Tube, Inc.(b)	9,254
2,600	Manitowoc Company, Inc.	118,690	900	Woodward Governor Company	80,739

1,800	Mercury Computer Systems, Inc.(b)	49,860		Total Industrials	8,576,111

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Index Fund

Schedule of Investments as of July 29, 2005 (unaudited)(a)

Shares	Common Stock (77.9%)	Value	Shares	Common Stock (77.9%)	Value

Information Technology (11.6%)			6,200	FLIR Systems, Inc.(b)	$203,918
2,300	Actel Corporation(b)	$35,604	1,800	Gerber Scientific, Inc.(b)	10,836
10,100	Adaptec, Inc.(b)	38,885	2,100	Global Imaging Systems, Inc.(b)	72,786
1,900	Advanced Energy Industries, Inc.(b,c)	18,240	2,840	Global Payments, Inc.(c)	188,122
6,600	Aeroflex, Inc.(b)	63,888	6,500	Harmonic, Inc.(b,c)	34,645
2,800	Agilysys, Inc.(c)	54,152	2,300	Helix Technology Corporation(c)	41,550
1,700	Altiris, Inc.(b)	25,687	2,200	Hutchinson Technology, Inc.(b,c)	73,238
2,800	Anixter International, Inc.(b)	116,368	3,600	Hyperion Solutions Corporation(b)	169,416
2,800	ANSYS, Inc.(b)	101,808	1,800	Inter-Tel, Inc.	44,820
3,300	ATMI, Inc.(b)	105,039	3,600	Internet Security Systems, Inc.(b)	81,972
3,100	Avid Technology, Inc.(b)	127,565	1,544	Intrado, Inc.(b)	25,183
8,900	Axcelis Technologies, Inc.(b)	61,499	900	iPayment Holdings, Inc.(b)	34,839
1,100	BEI Technologies, Inc.	38,225	2,100	Itron, Inc.(b,c)	101,745
1,100	Bel Fuse, Inc.(c)	36,157	1,700	J2 Global Communication, Inc.(b,c)	68,187
4,225	Belden CDT, Inc.	93,795	2,600	JDA Software Group, Inc.(b)	36,946
2,500	Bell Microproducts, Inc.(b,c)	26,025	1,300	Keithley Instruments, Inc.(c)	18,330
3,800	Benchmark Electronics, Inc.(b)	121,600	6,300	Kopin Corporation(b,c)	34,650
1,600	Black Box Corporation	70,080	2,850	Kronos, Inc.(b)	133,950
4,000	Brooks Automation, Inc.(b)	66,400	4,600	Kulicke and Soffa Industries, Inc.(b,c)	44,528
1,200	Brooktrout, Inc.(b)	11,928	2,000	Littelfuse, Inc.(b)	57,780
4,200	C-COR, Inc.(b,c)	34,986	2,700	Manhattan Associates, Inc.(b)	55,890
2,600	CACI International, Inc.(b)	171,054	1,600	ManTech International Corporation(b)	50,416
2,800	Captaris, Inc.(b)	10,276	1,900	MapInfo Corporation(b)	21,280
1,900	Carreker Corporation(b,c)	11,666	1,700	MAXIMUS, Inc.	64,906
800	Catapult Communications		3,300	Methode Electronics, Inc.	41,712
	Corporation(b)	13,040	3,400	MICROS Systems, Inc.(b)	146,030
3,300	Checkpoint Systems, Inc.(b)	57,024	5,500	Microsemi Corporation(b)	117,425
4,900	CIBER, Inc.(b,c)	38,318	2,300	MIVA, Inc.(b,c)	13,708
3,700	Cognex Corporation	123,469	1,900	MRO Software, Inc.(b,c)	31,217
2,700	Coherent, Inc.(b)	91,908	1,700	MTS Systems Corporation	67,405
2,000	Cohu, Inc.	49,220	4,000	Napster, Inc.(b,c)	20,560
3,300	CTS Corporation(c)	40,722	2,000	NETGEAR, Inc.(b,c)	41,420
3,300	Cymer, Inc.(b)	114,510	2,400	Network Equipment
1,300	Daktronics, Inc.	26,611		Technologies, Inc.(b)	11,040
2,100	Digi International, Inc.(b)	22,890	2,600	NYFIX, Inc.(b,c)	20,722
3,100	Digital Insight Corporation(b)	75,950	1,600	Park Electrochemical Corporation(c)	42,144
2,900	Ditech Communications		3,200	Paxar Corporation(b)	62,272
	Corporation(b,c)	23,461	1,700	PC TEL, Inc.(b,c)	15,708
2,500	DSP Group, Inc.(b)	62,375	1,700	Pegasus Solutions, Inc.(b,c)	18,445
4,100	eFunds Corporation(b)	74,866	2,400	Pericom Semiconductor
2,500	Electro Scientific Industries, Inc.(b)	55,000		Corporation(b)	22,536
1,200	EPIQ Systems, Inc.(b,c)	21,132	2,300	Phoenix Technologies, Ltd.(b)	15,640
2,900	ESS Technology, Inc.(b,c)	11,745	1,500	Photon Dynamics, Inc.(b,c)	28,402
3,800	Exar Corporation(b)	60,515	3,600	Photronics, Inc.(b,c)	96,624
2,600	FactSet Research Systems, Inc.(c)	95,368	6,300	Pinnacle Systems, Inc.(b)	28,665
2,200	FEI Company(b,c)	49,918	1,400	Planar Systems, Inc.(b,c)	10,948
3,700	FileNet Corporation(b)	104,599	2,600	Power Integrations, Inc.(b)	60,060

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Index Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (77.9%)	Value	Shares	Common Stock (77.9%)	Value

Information Technology — continued			2,100	Carpenter Technology Corporation	$131,544
3,300	Progress Software Corporation(b)	$102,597	2,000	Century Aluminum Company(b,c)	48,940
2,000	Radiant Systems, Inc.(b)	25,580	1,800	Chesapeake Corporation	40,140
1,700	RadiSys Corporation(b,c)	29,478	1,900	Cleveland-Cliffs, Inc.(c)	138,149
1,500	Rogers Corporation(b)	61,230	5,300	Commercial Metals Company	152,322
1,300	Rudolph Technologies, Inc.(b)	19,812	1,100	Deltic Timber Corporation(c)	47,014
1,400	SBS Technologies, Inc.(b)	13,986	4,086	Florida Rock Industries, Inc.	224,281
1,100	ScanSource, Inc.(b)	52,503	3,000	Georgia Gulf Corporation	95,190
2,400	SERENA Software, Inc.(b)	49,248	2,500	H.B. Fuller Company	86,325
14,000	Skyworks Solutions, Inc.(b,c)	102,620	3,600	Headwaters, Inc.(b,c)	153,900
1,900	Sonic Solutions, Inc.(b,c)	36,480	2,200	MacDermid, Inc.	72,820
1,300	SPSS, Inc.(b)	25,532	1,100	Material Sciences Corporation(b)	16,500
1,500	SS&C Technologies, Inc.	54,630	2,698	Myers Industries, Inc.(c)	35,614
1,700	Standard Microsystems Corporation(b)	43,282	1,400	Neenah Paper, Inc.(c)	46,130
1,000	StarTek, Inc.(c)	16,520	2,500	OM Group, Inc.(b)	58,575
1,300	Supertex, Inc.(b,c)	35,172	3,700	OMNOVA Solutions, Inc.(b)	21,867
4,050	Symmetricom, Inc.(b,c)	42,363	800	Penford Corporation	11,832
2,300	Synaptics, Inc.(b,c)	36,455	8,200	PolyOne Corporation(b)	58,548
6,350	Take-Two Interactive Software, Inc.(b)	156,274	1,500	Pope & Talbot, Inc.	16,800
1,800	TALX Corporation(c)	66,420	1,000	Quaker Chemical Corporation(c)	18,500
3,600	Technitrol, Inc.	46,584	2,250	Quanex Corporation	137,250
3,600	THQ, Inc.(b,c)	125,928	2,400	Reliance Steel &
1,300	Tollgrade Communications, Inc.(b)	12,883		Aluminum Company	112,128
4,750	Trimble Navigation, Ltd.(b)	185,060	2,700	Rock-Tenn Company	36,369
2,100	Ultratech, Inc.(b,c)	45,801	1,900	RTI International Metals, Inc.(b)	65,398
3,300	Varian Semiconductor Equipment		2,200	Ryerson Tull, Inc.(c)	42,020
	Associates, Inc.(b)	137,016	1,400	Schweitzer-Mauduit
2,300	Veeco Instruments, Inc.(b,c)	46,506		International, Inc.	36,610
3,300	Verity, Inc.(b)	33,231	1,100	Steel Technologies, Inc.(c)	23,573
1,900	ViaSat, Inc.(b,c)	42,446	2,000	Texas Industries, Inc.	147,260
2,900	WebEx Communications, Inc.(b,c)	82,853	4,600	Wausau-Mosinee Paper Corporation	57,868
2,200	Websense, Inc.(b)	109,648	2,900	Wellman, Inc.	24,186

1,700	X-Rite, Inc.(c)	20,570		Total Materials	2,611,308

2,500	Zix Corporation(b,c)	7,350

	Total Information		Telecommunications Services (0.2%)
	Technology	7,102,242	1,900	Commonwealth Telephone

				Enterprises, Inc.	81,320
Materials (4.3%)			4,000	General Communication, Inc.(b)	41,120

2,800	A. Schulman, Inc.	52,864		Total Telecommunications
1,000	A.M. Castle & Company(b)	15,210		Services	122,440

2,296	Aleris International, Inc.(b,c)	52,510
2,000	AMCOL International Corporation	39,700	Utilities (3.6%)
3,100	AptarGroup, Inc.	154,535	2,600	ALLETE, Inc.	125,632
2,100	Arch Chemicals, Inc.	54,075	1,500	American States Water Company(c)	46,650
1,700	Brush Engineered Materials, Inc.(b,c)	28,781	7,200	Atmos Energy Corporation	209,952
2,700	Buckeye Technologies, Inc.(b)	26,055	4,400	Avista Corporation	83,776
2,500	Caraustar Industries, Inc.(b,c)	29,925	1,100	Cascade Natural Gas Corporation(c)	24,013

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Small Cap Index Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (77.9%)	Value	Shares	Common Stock (77.9%)	Value

Utilities — continued			6,900	Piedmont Natural Gas
1,100	Central Vermont Public			Company, Inc.(c)	$170,568
	Service Corporation(c)	$20,460	7,863	Southern Union Company(b)	200,035
1,500	CH Energy Group, Inc.(c)	73,725	3,400	Southwest Gas Corporation	91,052
4,400	Cleco Corporation(c)	98,912	9,200	UGI Corporation	269,928
4,300	El Paso Electric Company(b)	93,052	1,200	UIL Holdings Corporation(c)	65,376
6,500	Energen Corporation	228,150	3,100	UniSource Energy Corporation	99,975

600	Green Mountain Power Corporation	17,640		Total Utilities	2,204,217

1,900	Laclede Group, Inc.(c)	62,111

2,600	New Jersey Resources Corporation	122,876		Total Common Stock
2,600	Northwest Natural Gas Company(c)	100,334		(cost $33,399,889)	47,569,613

Shares or
Principal
Amount	Collateral Held for Securities Loaned (19.8%)		Interest Rate(e)	Maturity Date	Value

12,068,391	Thrivent Financial Securities Lending Trust		3.330%	N/A	$12,068,391
$244	U.S. Treasury Principal Strips		Zero Coupon	5/15/2016	152
171	U.S. Treasury Strips		Zero Coupon	8/15/2006	165
1,200	U.S. Treasury Strips		Zero Coupon	8/15/2015	774

	Total Collateral Held for Securities Loaned
	(cost $12,069,482)				12,069,482

Shares	Short-Term Investments (2.3%)		Interest Rate(e)	Maturity Date	Value

1,421,089	Thrivent Money Market Fund		2.960%	N/A	$1,421,089

	Total Short-Term Investments (at amortized cost)				1,421,089

	Total Investments (cost $46,890,460)				$61,060,184

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Non-income producing security.

(c)	All or a portion of the security is on loan.

(d)	At July 29, 2005, $59,400 in cash was pledged as the initial margin deposit for open financial futures contracts. In addition, 4,250 shares in Waste Connections, Inc. common stock valued at $153,000 and $1,421,089 of Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain

Russell Mini Futures	23	September 2005	Long	$1,568,945	$1,468,635	$100,310

(e) The interest rate shown reflects the yield or, for securities purchased at a discount, the discount rate at the date of purchase.

At July 29, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments, were $16,109,725 and $(1,940,001), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Growth Fund

Schedule of Investments as of July 29, 2005 (unaudited)(a)

Shares	Common Stock (84.9%)	Value	Shares	Common Stock (84.9%)	Value

Consumer Discretionary (19.1%)			4,200	Mohawk Industries, Inc.(b)	$368,844
12,900	Abercrombie & Fitch Company	$929,445	45,600	Nordstrom, Inc.	1,687,656
17,000	Advance Auto Parts, Inc.(b)	1,172,320	15,000	O’Reilly Automotive, Inc.(b)	483,900
7,300	Aeropostale, Inc.(b)	217,905	47,900	Office Depot, Inc.(b)	1,359,402
66,500	Alliance Gaming Corporation(b,c)	1,018,115	28,100	P.F. Chang’s China Bistro, Inc.(b,c)	1,601,419
20,400	American Eagle Outfitters, Inc.	672,180	6,200	Panera Bread Company(b,c)	361,150
5,841	Apollo Group, Inc.(b)	438,951	19,300	Pennsylvania National
17,400	Applebee’s International, Inc.	461,274		Gaming, Inc.(b)	689,975
11,700	Autoliv, Inc.	521,235	20,000	PETCO Animal Supplies, Inc.(b)	557,400
26,460	Bed Bath & Beyond, Inc.(b)	1,214,514	36,500	PETsMART, Inc.	1,085,875
13,300	Black & Decker Corporation	1,201,123	12,100	Polo Ralph Lauren Corporation	595,804
6,600	Boyd Gaming Corporation(c)	346,104	5,600	Pulte Homes, Inc.	524,272
11,200	Brunswick Corporation	521,472	24,200	Reebok International, Ltd.	1,023,660
11,500	Career Education Corporation(b)	446,085	15,100	Ross Stores, Inc.	400,150
63,200	Cheesecake Factory, Inc.(b,c)	2,260,032	34,500	Royal Caribbean Cruises, Ltd.(c)	1,568,025
56,900	Chico’s FAS, Inc.(b)	2,282,259	23,200	Scientific Games Corporation(b,c)	635,216
86,500	Coach, Inc.(b)	3,037,015	12,900	SCP Pool Corporation	470,076
44,300	Coldwater Creek, Inc.(b,c)	1,226,667	7,000	Sears Holdings Corporation(b)	1,079,610
11,600	D.R. Horton, Inc.	476,528	72,300	Staples, Inc.	1,646,271
13,400	Darden Restaurants, Inc.	464,980	7,900	Starbucks Corporation(b)	415,145
11,300	Dick’s Sporting Goods, Inc.(b,c)	448,836	23,400	Starwood Hotels & Resorts
24,200	Dollar General Corporation	491,744		Worldwide, Inc.	1,481,688
12,700	Education Management		26,800	Station Casinos, Inc.	1,968,460
	Corporation(b)	441,325	19,200	Tempur-Pedic International(b,c)	330,432
14,700	Fortune Brands, Inc.	1,389,885	34,200	Tiffany & Company	1,163,826
18,500	GameStop Corporation(b,c)	635,475	25,200	Toll Brothers, Inc.(b,c)	1,396,584
24,100	Gaylord Entertainment		41,700	Tupperware Corporation(c)	889,461
	Company(b,c)	1,155,354	26,135	Univision Communications, Inc.(b)	739,098
30,300	Gentex Corporation(c)	539,946	29,800	Urban Outfitters, Inc.(b,c)	1,809,158
26,800	Getty Images, Inc.(b)	2,164,100	11,850	Volcom, Inc.(b)	398,990
21,100	GTECH Holdings Corporation	632,156	36,000	Williams-Sonoma, Inc.(b)	1,589,760
12,500	Harman International		11,900	WMS Industries, Inc.(b,c)	387,821
	Industries, Inc.	1,074,375	11,200	Wynn Resorts, Ltd.(b,c)	630,560
21,800	Harrah’s Entertainment, Inc.	1,716,532	57,800	XM Satellite Radio Holdings, Inc.(b,c)	2,059,414
75,800	Hilton Hotels Corporation	1,876,050	9,300	Yum! Brands, Inc.	486,855

48,963	IAC/InterActiveCorp(b,c)	1,307,320		Total Consumer
18,600	International Game Technology	508,896		Discretionary	73,080,351

8,600	ITT Educational Services, Inc.(b)	440,750
9,200	Jarden Corporation(b,c)	352,912	Consumer Staples (1.6%)
6,500	Kohl’s Corporation(b)	366,275	31,800	Church & Dwight Company, Inc.	1,194,090
20,200	Lamar Advertising Company(b)	889,002	24,100	Constellation Brands, Inc.(b)	660,340
7,500	Laureate Education, Inc.(b)	339,750	12,800	Dean Foods Company(b)	456,960
19,500	Lennar Corporation	1,311,765	12,100	Estee Lauder Companies, Inc.	473,594
14,500	Marriott International, Inc.	992,815	33,900	Performance Food
23,750	Marvel Enterprises, Inc.(b,c)	460,512		Group Company(b,c)	1,018,017
36,700	MGM MIRAGE(b)	1,668,015	17,250	Whole Foods Market, Inc.	2,354,798

26,400	Michaels Stores, Inc.	1,082,400		Total Consumer Staples	6,157,799

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Growth Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (84.9%)	Value	Shares	Common Stock (84.9%)	Value

Energy (6.2%)			19,550	Legg Mason, Inc.	$1,997,032
18,720	BJ Services Company	$1,141,733	24,600	MB Financial, Inc.(c)	1,023,360
18,800	Chesapeake Energy Corporation	490,868	68,400	Metris Companies, Inc.(b,c)	1,015,740
23,700	Cimarex Energy Company(b)	993,978	14,000	Moody’s Corporation	662,340
21,000	CONSOL Energy, Inc.	1,414,560	14,500	North Fork Bancorporation, Inc.	397,155
13,500	ENSCO International, Inc.	545,130	23,700	Northern Trust Corporation	1,203,960
17,700	EOG Resources, Inc.	1,081,470	5,300	PartnerRe, Ltd.	343,546
26,700	GlobalSantaFe Corporation	1,201,233	29,300	Providian Financial Corporation(b)	553,770
48,000	Grant Prideco, Inc.(b)	1,540,800	20,600	Sovereign Bancorp, Inc.(c)	494,194
8,300	Massey Energy Company(c)	358,975	19,800	St. Joe Company	1,611,522
12,600	Murphy Oil Corporation	668,304	20,200	T. Rowe Price Group, Inc.	1,340,270
22,500	Nabors Industries, Ltd.(b)	1,472,625	18,800	UCBH Holdings, Inc.	343,476
25,300	National Oilwell Varco, Inc.(b)	1,324,455	12,000	Willis Group Holdings, Ltd.(c)	397,920
37,400	Newfield Exploration Company(b)	1,589,126	18,800	Zions Bancorporation	1,343,824

11,600	Noble Corporation	779,288		Total Financials	28,542,856

4,600	Noble Energy, Inc.	379,546
58,600	Patterson-UTI Energy, Inc.	1,923,838	Health Care (17.4%)
13,800	Peabody Energy Corporation	907,212	33,500	Abgenix, Inc.(b,c)	347,395
12,900	Rowan Companies, Inc.	440,664	8,600	Aetna, Inc.	665,640
17,920	Smith International, Inc.	1,217,485	11,700	Affymetrix, Inc.(b,c)	546,273
48,000	Ultra Petroleum Corporation(b,c)	1,820,160	4,300	Allergan, Inc.	384,291
7,300	Weatherford International, Ltd.(b)	461,944	24,300	American Healthways, Inc.(b,c)	1,083,051
22,300	Williams Companies, Inc.	473,652	7,300	AMERIGROUP Corporation(b)	252,945
45,242	XTO Energy, Inc.	1,587,542	39,600	Amylin Pharmaceuticals, Inc.(b,c)	738,936

	Total Energy	23,814,588	14,750	Barr Pharmaceuticals, Inc.(b)	699,445

			16,200	Bausch & Lomb, Inc.	1,371,330
Financials (7.5%)			8,500	Beckman Coulter, Inc.	461,890
23,100	A.G. Edwards, Inc.(c)	1,023,330	23,957	Biomet, Inc.	913,480
25,099	Affiliated Managers Group, Inc.(b,c)	1,789,559	11,000	Biosite, Inc.(b,c)	605,935
6,450	Ambac Financial Group, Inc.	463,368	24,400	C.R. Bard, Inc.	1,629,676
52,400	Ameritrade Holding Corporation(b)	1,023,372	82,100	Caliper Life Sciences, Inc.(b,c)	575,521
55,850	Apollo Investment Corporation	1,004,742	38,694	Caremark Rx, Inc.(b)	1,724,979
24,900	Archstone-Smith Trust	1,058,250	23,700	Celgene Corporation(b,c)	1,134,045
10,200	Bear Stearns Companies, Inc.	1,041,522	10,500	Cephalon, Inc.(b,c)	439,950
14,000	Calamos Asset Management, Inc	403,760	8,400	Cerner Corporation(b,c)	633,528
19,400	CapitalSource, Inc.(b,c)	379,852	20,100	Charles River Laboratories
12,000	CB Richard Ellis Group, Inc.(b)	552,480		International, Inc.(b)	978,870
75,300	Charles Schwab Corporation	1,031,610	33,600	Community Health Systems, Inc.(b) 1,297,296
5,400	Chicago Mercantile Exchange	1,625,670	8,200	Cooper Companies, Inc.	563,340
11,000	Chubb Corporation	977,020	17,700	Covance, Inc.(b)	877,035
12,300	CIT Group, Inc.	542,922	17,250	Coventry Health Care, Inc.(b)	1,220,092
5,500	City National Corporation	401,885	39,000	Cytyc Corporation(b)	973,440
12,800	Commerce Bancorp, Inc.(c)	434,304	13,900	Dade Behring Holdings, Inc.	1,053,620
37,600	E*TRADE Financial Corporation(b)	583,176	19,050	DaVita, Inc.(b)	899,922
10,700	Eaton Vance Corporation(c)	262,899	6,800	Dentsply International, Inc.	379,100
35,300	Investors Financial		17,600	Endo Pharmaceutical
	Services Corporation(c)	1,215,026		Holdings, Inc.(b)	500,896

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Growth Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (84.9%)	Value	Shares	Common Stock (84.9%)	Value

Health Care — continued			12,000	Triad Hospitals, Inc.(b)	$596,040
14,600	Express Scripts, Inc.(b)	$763,580	32,550	United Surgical Partners
51,700	Fisher Scientific			International, Inc.(b,c)	1,172,126
	International, Inc.(b)	3,466,484	29,200	Varian Medical Systems, Inc.(b)	1,146,392
25,500	Forest Laboratories, Inc.(b)	1,017,960	17,900	VCA Antech, Inc.(b)	424,946
16,100	Gen-Probe, Inc.(b)	709,849	16,000	Waters Corporation(b)	724,480
26,400	Genzyme Corporation(b)	1,964,424	19,100	WellChoice, Inc.(b)	1,260,600
52,900	Gilead Sciences, Inc.(b)	2,370,449	9,306	WellPoint, Inc.(b)	658,306
19,750	Health Management Associates, Inc.	470,050	4,800	Zimmer Holdings, Inc.(b)	395,328

26,300	Health Net, Inc.(b)	1,020,440		Total Health Care	66,436,752

12,400	Henry Schein, Inc.(b)	535,308
19,000	Hospira, Inc.(b)	726,750	Industrials (9.1%)
25,900	ICOS Corporation(b,c)	652,939	6,450	Alliant Techsystems, Inc.(b)	470,850
10,400	INAMED Corporation(b)	753,168	15,500	American Standard Companies, Inc.	686,340
15,700	Invitrogen Corporation(b)	1,346,589	11,400	AMETEK, Inc.	469,680
29,525	IVAX Corporation(b)	752,297	43,300	ARAMARK Corporation	1,205,472
23,600	Kinetic Concepts, Inc.(b)	1,415,292	20,400	C.H. Robinson Worldwide, Inc.	1,276,428
8,000	Kyphon, Inc.(b)	325,120	23,600	ChoicePoint, Inc.(b)	1,028,960
9,700	Laboratory Corporation of		13,400	Cintas Corporation	594,022
	America Holdings(b)	491,499	36,300	Corporate Executive
9,800	Lincare Holdings, Inc.(b)	395,332		Board Company	2,928,684
11,300	Manor Care, Inc.	428,948	10,200	Danaher Corporation	565,590
10,800	Martek Biosciences Corporation(b,c)	470,772	21,400	DRS Technologies, Inc.	1,112,800
22,400	Medco Health Solutions, Inc.(b)	1,085,056	5,900	Dun & Bradstreet Corporation(b)	373,647
27,900	Medicis Pharmaceutical		25,720	Expeditors International of
	Corporation	946,368		Washington, Inc.	1,415,886
48,400	MedImmune, Inc.(b)	1,375,044	14,400	Fastenal Company(c)	945,216
21,100	MGI Pharma, Inc.(b,c)	576,030	35,900	Herman Miller, Inc.	1,146,287
47,300	Millennium Pharmaceuticals, Inc.(b)	488,609	14,300	IDEX Corporation	624,624
30,900	Nektar Therapeutics(b,c)	579,684	4,600	Ingersoll-Rand Company	359,582
18,200	Neurocrine Biosciences, Inc.(b,c)	902,356	9,500	ITT Industries, Inc.	1,010,800
14,000	Omnicare, Inc.	645,400	28,100	Jacobs Engineering Group, Inc.(b)	1,654,528
6,000	OSI Pharmaceuticals, Inc.(b,c)	247,800	32,200	JB Hunt Transport Services, Inc.	632,086
13,900	PacifiCare Health Systems, Inc.(b)	1,059,180	53,100	JetBlue Airways Corporation(b,c)	1,115,100
15,000	Patterson Companies, Inc.(b)	669,000	13,500	Joy Global, Inc.	554,445
26,800	PerkinElmer, Inc.	562,264	24,100	L-3 Communications
6,300	Pharmaceutical Product			Holdings, Inc.	1,885,343
	Development, Inc.(b)	360,549	17,200	Manpower, Inc.	822,160
20,400	Protein Design Labs, Inc.(b,c)	464,916	42,800	Monster Worldwide, Inc.(b)	1,299,836
22,400	Psychiatric Solutions, Inc.(b,c)	1,079,232	16,300	MSC Industrial Direct
19,500	Quest Diagnostics, Inc.	1,001,130		Company, Inc.	630,647
11,500	ResMed, Inc.(b,c)	770,500	7,400	Oshkosh Truck Corporation	627,520
33,200	Respironics, Inc.(b)	1,258,280	36,600	Pentair, Inc.	1,470,222
18,100	Sepracor, Inc.(b)	947,535	25,200	Precision Castparts Corporation	2,267,496
9,600	Shire Pharmaceuticals Group plc	336,000	21,300	Robert Half International, Inc.	721,857
24,800	St. Jude Medical, Inc.(b)	1,175,768	21,200	Rockwell Automation, Inc.	1,092,012
16,700	Thermo Electron Corporation(b)	498,662	17,600	Rockwell Collins, Inc.	858,880

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Growth Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (84.9%)	Value	Shares	Common Stock (84.9%)	Value

Industrials — continued			21,500	Harris Corporation	$797,005
11,500	Roper Industries, Inc.	$882,625	10,700	Hittite Microwave Corporation(b)	207,366
15,700	Stericycle, Inc.(b)	912,484	9,600	Hyperion Solutions Corporation(b,c)	451,776
2	Timco Aviation Services, Inc.(b)	0	71,200	Informatica Corporation(b,c)	752,584
9,800	UTI Worldwide, Inc.(c)	699,328	14,100	Integrated Circuit Systems, Inc.(b)	308,508
5,900	W.W. Grainger, Inc.	367,688	15,300	International Rectifier Corporation(b) 719,865

	Total Industrials	34,709,125	47,000	Internet Security Systems, Inc.(b)	1,070,190

			57,400	Intersil Corporation	1,111,838
Information Technology (19.6%)			15,050	Iron Mountain, Inc.(b)	516,064
29,400	Activision, Inc.(b)	597,996	51,000	Ixia(b,c)	1,006,740
41,900	Adobe Systems, Inc.	1,241,916	35,200	Jabil Circuit, Inc.(b)	1,097,888
8,300	Affiliated Computer Services, Inc.(b) 414,751		61,436	Juniper Networks, Inc.(b)	1,473,850
69,100	Akamai Technologies, Inc.(b,c)	1,055,157	23,380	KLA-Tencor Corporation	1,208,746
40,700	Alliance Data		30,000	Lam Research Corporation(b)	853,500
	Systems Corporation(b)	1,732,599	31,000	Linear Technology Corporation	1,204,660
35,300	Altera Corporation(b)	772,011	19,900	Macromedia, Inc.(b)	798,985
80,300	Amdocs, Ltd.(b)	2,384,107	65,000	Marvell Technology Group, Ltd.(b)	2,839,850
43,000	Amphenol Corporation	1,915,220	53,700	McAfee, Inc.(b)	1,686,180
33,700	Apple Computer, Inc.(b)	1,437,305	86,500	MEMC Electronic Materials(b)	1,469,635
72,400	ASML Holding NV ADR(b,c)	1,274,240	31,200	Mercury Interactive Corporation(b)	1,228,344
34,700	ATI Technologies, Inc.(b)	436,873	49,510	Microchip Technology, Inc.	1,538,276
37,600	Autodesk, Inc.	1,285,544	25,700	National Semiconductor
55,100	Avaya, Inc.(b)	569,183		Corporation	635,047
12,500	Avid Technology, Inc.(b)	514,375	29,400	NAVTEQ Corporation(b)	1,292,718
67,400	Broadcom Corporation(b)	2,882,698	23,700	NCR Corporation(b)	822,627
6,700	CACI International, Inc.(b,c)	440,793	35,900	Network Appliance, Inc.(b)	915,809
12,600	CDW Corporation	781,200	26,430	Novellus Systems, Inc.(b)	762,506
22,100	Check Point Software		18,700	NVIDIA Corporation(b,c)	506,022
	Technologies, Ltd.(b)	497,913	16,900	Paychex, Inc.	589,979
12,300	CheckFree Corporation(b)	416,478	9,600	Plantronics, Inc.(c)	327,936
35,700	Citrix Systems, Inc.(b)	850,731	11,400	QLogic Corporation(b)	353,970
44,900	CNET Networks, Inc.(b,c)	574,720	5,100	Research in Motion, Ltd.(b)	360,366
51,900	Cogent, Inc.(b,c)	1,560,633	16,300	SanDisk Corporation(b)	551,266
40,776	Cognizant Technology		11,000	Shanda Interactive
	Solutions Corporation(b)	2,001,286		Entertainment, Ltd.(b,c)	359,809
23,400	Cognos, Inc.(b)	915,408	47,100	Sybase, Inc.(b,c)	1,002,288
104,700	Comverse Technology, Inc.(b)	2,647,863	65,533	Symantec Corporation(b)	1,439,761
18,300	Corning, Inc.(b)	348,615	14,300	Tessera Technologies, Inc.(b,c)	502,216
9,900	DST Systems, Inc.(b)	502,524	134,700	TIBCO Software, Inc.(b)	1,035,843
23,700	Electronic Arts, Inc.(b)	1,365,120	26,400	Varian Semiconductor
52,600	Emulex Corporation(b)	998,874		Equipment Associates, Inc.(b)	1,096,128
6,600	F5 Networks, Inc.(b)	278,388	75,300	VeriSign, Inc.(b)	1,981,143
29,000	FileNet Corporation(b)	819,830	14,900	Xilinx, Inc.	422,415
19,850	Fiserv, Inc.(b)	880,744	17,150	Zebra Technologies Corporation(b)	668,850

84,700	Flextronics International, Ltd.(b)	1,146,838		Total Information
15,500	FLIR Systems, Inc.(b)	509,795		Technology	74,729,045

10,700	Global Payments, Inc.(c)	708,768

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Growth Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (84.9%)	Value	Shares	Common Stock (84.9%)	Value

Materials (1.9%)			Telecommunications Services (2.1%)
15,800	FMC Corporation(b)	$955,584	78,700	American Tower Corporation(b,c) $1,808,526
29,000	Freeport-McMoRan		34,900	Crown Castle International
	Copper & Gold, Inc.(c)	1,168,120		Corporation(b)	759,424
18,500	IPSCO, Inc.	994,375	113,700	Nextel Partners, Inc.(b)	2,831,130
14,700	Martin Marietta Materials, Inc.	1,068,543	28,200	NII Holdings, Inc.(b,c)	2,099,208
7,400	Minerals Technologies, Inc.(c)	460,576	6,800	Spectrasite, Inc.(b)	555,560

8,800	Monsanto Company	592,856		Total Telecommunications
15,500	Owens-Illinois, Inc.(b)	397,575		Services	8,053,848

46,700	Pactiv Corporation(b)	1,028,334
3,200	Potash Corporation of		Utilities (0.4%)
	Saskatchewan, Inc.	340,992	3,700	Questar Corporation	259,666
7,400	Praxair, Inc.	365,486	80,800	Reliant Energy, Inc.(b)	1,071,408

	Total Materials	7,372,441		Total Utilities	1,331,074

				Total Common Stock
				(cost $284,906,386)	324,227,879

Shares	Collateral Held for Securities Loaned (13.5%)		Interest Rate(d)	Maturity Date	Value

51,396,022	Thrivent Financial Securities Lending Trust		3.330%	N/A	$51,396,022

		Total Collateral Held for Securities Loaned
		(cost $51,396,022)			51,396,022

Shares	Short-Term Investments (1.6%)		Interest Rate(d)	Maturity Date	Value

6,000,525	Thrivent Money Market Fund		2.960%	N/A	$6,000,525

		Total Short-Term Investments (at amortized cost)			6,000,525

		Total Investments (cost $342,302,933)			$381,624,426

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Non-income producing security.

(c)	All or a portion of the security is on loan.

(d)	The interest rate shown reflects the yield.

(e)	Miscellaneous footnote:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

At July 29, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $45,311,419 and $(5,989,926), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner Mid Cap Value Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (95.1%)	Value	Shares	Common Stock (95.1%)	Value

Consumer Discretionary (17.0%)			1,311	Developers Diversified
723	Autoliv, Inc.	$32,210		Realty Corporation	$63,806
1,141	Callaway Golf Company	17,104	759	Equity Residential REIT	30,664
1,699	Dow Jones & Company, Inc.	63,763	906	Everest Re Group, Ltd.	88,244
1,859	Federated Department Stores, Inc.	141,042	2,171	FirstMerit Corporation	61,418
528	Harrah’s Entertainment, Inc.	41,575	368	Healthcare Realty Trust, Inc.	15,036
2,489	Hilton Hotels Corporation	61,603	2,356	iStar Financial, Inc.	100,813
1,998	J.C. Penney Company, Inc.		1,797	KeyCorp	61,529
	(Holding Company)	112,168	1,038	M&T Bank Corporation	112,633
1,419	Lamar Advertising Company(b)	62,450	1,207	Northern Trust Corporation	61,316
1,024	Lear Corporation	43,796	851	PartnerRe, Ltd.	55,162
1,724	Lennar Corporation	115,973	2,208	Plum Creek Timber Company, Inc.	83,573
1,048	Mohawk Industries, Inc.(b)	92,035	1,142	PMI Group, Inc.	46,765
3,243	Newell Rubbermaid, Inc.	80,653	920	Prentiss Properties Trust	37,232
1,598	Ross Stores, Inc.	42,347	1,421	RenaissanceRe Holdings, Ltd.	63,860
1,021	Stanley Works	49,958	1,418	Torchmark Corporation	74,119
1,418	Talbots, Inc.	48,453	1,185	Willis Group Holdings, Ltd.	39,295

	Total Consumer		1,486	Zions Bancorporation	106,219

	Discretionary	1,005,130		Total Financials	1,489,718

Consumer Staples (4.5%)			Health Care (5.8%)
2,580	Archer-Daniels-Midland Company	59,185	1,730	Apria Healthcare Group, Inc.(b)	58,353
1,229	Clorox Company	68,640	1,208	Charles River Laboratories
1,009	Pepsi Bottling Group, Inc.	29,422		International, Inc.(b)	58,830
630	Reynolds American, Inc.	52,485	2,498	Health Net, Inc.(b)	96,922
2,111	Smithfield Foods, Inc.(b)	55,139	3,178	MedImmune, Inc.(b)	90,287

	Total Consumer Staples	264,871	3,602	WebMD Corporation(b)	38,217

				Total Health Care	342,609

Energy (11.3%)
1,533	BJ Services Company	93,498	Industrials (7.3%)
3,036	EOG Resources, Inc.	185,503	791	Alliant Techsystems, Inc.(b)	57,743
1,263	Frontier Oil Corporation	35,389	2,023	American Standard Companies, Inc. 89,578
1,059	Noble Energy, Inc.	87,378	585	Carlisle Companies, Inc.	38,528
2,285	Range Resources Corporation	69,784	1,079	Cooper Industries, Ltd.	69,682
1,175	Teekay Shipping Corporation	54,062	535	Landstar System, Inc.	17,826
1,092	Western Gas Resources, Inc.	43,724	51	Norfolk Southern Corporation	1,898
4,634	Williams Companies, Inc.	98,426	1,958	Republic Services, Inc.	70,978

	Total Energy	667,764	1,580	Rockwell Collins, Inc.	77,104

			185	Yellow Roadway Corporation(b)	9,788

Financials (25.1%)				Total Industrials	433,125

1,249	Ambac Financial Group, Inc.	89,728
713	American Capital Strategies, Ltd.	26,830	Information Technology (7.7%)
1,502	Apartment Investment &		3,586	Activision, Inc.(b)	72,939
	Management Company	66,088	1,164	Amphenol Corporation	51,845
808	Bear Stearns Companies, Inc.	82,505	1,112	Avocent Corporation(b)	38,764
2,111	CIT Group, Inc.	93,180	5,270	BearingPoint, Inc.(b)	43,267
552	Commerce Bancshares, Inc.	29,703	1,051	CDW Corporation	65,162

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner Mid Cap Value Fund

Schedule of Investments as of July 29, 2005 (unaudited)(a)

Shares	Common Stock (95.1%)	Value	Shares	Common Stock (95.1%)	Value

Information Technology — continued			Utilities (13.1%)
265	Ditech Communications		2,918	AGL Resources, Inc.	$112,197
	Corporation(b)	$2,144	733	Cinergy Corporation	32,362
1,109	Freescale Semiconductor, Inc.(b)	28,302	814	CMS Energy Corporation(b)	12,894
1,821	Ingram Micro, Inc.(b)	33,943	1,937	Edison International, Inc.	79,185
1,625	Tech Data Corporation(b)	63,018	374	Energen Corporation	13,127
986	Tessera Technologies, Inc.(b)	34,628	1,633	Entergy Corporation	127,276
561	Zebra Technologies Corporation(b)	21,879	1,378	FirstEnergy Corporation	68,597

	Total Information		3,283	PG&E Corporation	123,539
	Technology	455,891	811	PNM Resources, Inc.	23,835

			1,940	PPL Corporation	119,465
Materials (3.3%)			233	Public Service Enterprise Group, Inc. 14,982
2,717	Agrium, Inc.	62,138	1,203	Wisconsin Energy Corporation	48,300

534	Allegheny Technologies, Inc.	15,523		Total Utilities	775,759

119	Carpenter Technology Corporation	7,454

1,914	Packaging Corporation of America	40,672		Total Common Stock
1,536	Rohm and Haas Company	70,748		(cost $5,414,568)	5,631,402

	Total Materials	196,535

Shares	Short-Term Investments (4.9%)		Interest Rate(c)	Maturity Date	Value

289,878	Thrivent Money Market Fund		2.960%	N/A	$289,878

	Total Short-Term Investments (at amortized cost)				289,878

	Total Investments (cost $5,704,446)				$5,921,280

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Non-income producing security.

(c)	The interest rate shown reflects the yield.

At July 29, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $240,598 and $(23,764), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Stock Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (81.7%)	Value	Shares	Common Stock (81.7%)	Value

Consumer Discretionary (13.1%)
59,200	Advance Auto Parts, Inc.(b)	$4,082,432	Energy (11.6%)
199,900	Alliance Gaming Corporation(b,c)	3,060,469	44,300	Amerada Hess Corporation	$5,221,198
48,000	Apollo Group, Inc.(b)	3,607,200	330,800	Chesapeake Energy Corporation(c)	8,637,188
220,600	Autoliv, Inc.	9,827,730	60,800	CONSOL Energy, Inc.(c)	4,095,488
72,900	Barnes & Noble, Inc.(b)	2,990,358	38,400	Cooper Cameron Corporation(b)	2,725,632
103,800	BorgWarner, Inc.	6,038,046	192,900	ENSCO International, Inc.	7,789,302
129,900	Boyd Gaming Corporation(c)	6,811,956	337,300	Grant Prideco, Inc.(b)	10,827,330
162,900	Circuit City Stores, Inc.	2,972,925	176,525	Nabors Industries, Ltd.(b)	11,553,561
66,200	D.R. Horton, Inc.	2,719,496	126,800	National Oilwell Varco, Inc.(b)	6,637,980
284,400	Foot Locker, Inc.	7,110,000	203,800	Newfield Exploration Company(b)	8,659,462
86,300	GameStop Corporation(b,c)	2,964,405	96,300	Noble Corporation(c)	6,469,434
264,900	Goodyear Tire &		321,100	Patterson-UTI Energy, Inc.	10,541,713
	Rubber Company(b,c)	4,611,909	77,100	Peabody Energy Corporation	5,068,554
355,900	Hilton Hotels Corporation	8,808,525	59,200	Smith International, Inc.	4,022,048
445,400	K2, Inc.(b,c)	5,923,820	61,700	Talisman Energy, Inc	2,693,822
65,400	Liberty Global, Inc.(b)	3,102,576	275,600	Ultra Petroleum Corporation(b,c)	10,450,752
214,100	Marvel Enterprises, Inc.(b,c)	4,151,399	32,300	Valero Energy Corporation(c)	2,673,794
213,000	MGM MIRAGE(b)	9,680,850	102,000	Weatherford International, Ltd.(b)	6,454,560
100,300	Michaels Stores, Inc.	4,112,300	133,800	Western Gas Resources, Inc.	5,357,352
62,000	Mohawk Industries, Inc.(b)	5,444,840	382,200	Williams Companies, Inc.	8,117,928
56,300	NIKE, Inc.	4,717,940	210,700	XTO Energy, Inc.	7,393,463

83,500	Nordstrom, Inc.	3,090,335		Total Energy	135,390,561

131,400	PETsMART, Inc.	3,909,150
262,300	Quiksilver, Inc.(b)	4,404,017	Financials (15.7%)
201,900	Ruby Tuesday, Inc.(c)	5,051,538	121,400	A.G. Edwards, Inc.	5,378,020
125,500	Saks, Inc.(b,c)	2,663,110	101,450	Affiliated Managers Group, Inc.(b,c)	7,233,385
408,050	Staples, Inc.	9,291,298	127,700	American Capital Strategies, Ltd.(c)	4,805,351
128,200	Tupperware Corporation(c)	2,734,506	41,500	Bear Stearns Companies, Inc.	4,237,565
347,500	Warnaco Group, Inc.(b,c)	8,461,625	162,500	CapitalSource, Inc.(b)	3,181,750
4,600	Washington Post Company	4,088,480	81,200	City National Corporation	5,933,284
138,400	Yum! Brands, Inc.	7,245,240	427,500	Colonial BancGroup, Inc.	9,947,925

	Total Consumer		79,800	Everest Re Group, Ltd.(c)	7,772,520
	Discretionary	153,678,475	144,382	Fidelity National Financial, Inc.	5,688,651

			78,100	First Horizon
Consumer Staples (4.2%)				National Corporation(c)	3,185,699
176,600	Campbell Soup Company	5,448,110	162,600	General Growth Properties, Inc.	7,476,348
132,200	Chiquita Brands		139,800	Global Signal, Inc.(c)	5,997,420
	International, Inc.(c)	3,989,796	636,450	HCC Insurance Holdings, Inc.(c)	17,642,393
47,400	Clorox Company	2,647,290	89,100	Home Properties, Inc.(c)	4,078,998
181,900	Dean Foods Company(b)	6,493,830	392,700	HRPT Properties Trust(c)	5,061,903
454,800	Del Monte Foods Company(b,c)	5,111,952	47,800	Legg Mason, Inc.	4,882,770
213,900	Flowers Foods, Inc.(c)	5,388,141	174,200	Mercantile Bankshares Corporation	9,692,488
163,200	Hormel Foods Corporation(c)	4,832,352	265,600	New York Community
293,100	Smithfield Foods, Inc.(b)	7,655,772		Bancorp, Inc.(c)	4,876,416
30,020	TreeHouse Foods, Inc(b,c)	918,012	147,850	North Fork Bancorporation, Inc.	4,049,612
339,400	Tyson Foods, Inc.	6,326,416	116,600	Odyssey Re Holdings Corporation(c)	2,958,142

	Total Consumer Staples	48,811,671	119,100	Ohio Casualty Corporation(c)	3,043,005

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Stock Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (81.7%)	Value	Shares	Common Stock (81.7%)	Value

Financials — continued			Industrials (8.4%)
188,400	PartnerRe, Ltd.	$12,212,088	253,000	Adesa, Inc.	$6,122,600
60,700	PMI Group, Inc.	2,485,665	113,800	Burlington Northern
66,000	ProLogis Trust	3,006,960		Santa Fe Corporation	6,173,650
333,500	Sovereign Bancorp, Inc.	8,000,665	68,800	C.H. Robinson Worldwide, Inc.	4,304,816
228,600	TCF Financial Corporation	6,279,642	105,100	Canadian National
390,100	Trizec Properties, Inc.	8,570,497		Railway Company	6,983,895
72,000	Westamerica Bancorporation	3,942,000	157,200	Fastenal Company(c)	10,318,608
61,400	Wintrust Financial Corporation	3,292,882	169,600	IDEX Corporation	7,408,128
71,700	XL Capital, Ltd.	5,149,494	66,700	Ingersoll-Rand Company	5,213,939
65,100	Zenith National		167,900	Jacobs Engineering Group, Inc.(b)	9,885,952
	Insurance Corporation(c)	4,533,564	304,400	JB Hunt Transport Services, Inc.	5,975,372

	Total Financials	184,597,102	111,400	Joy Global, Inc.	4,575,198

			219,800	Manitowoc Company, Inc.(c)	10,033,870
Health Care (8.9%)			106,100	Oshkosh Truck Corporation	8,997,280
156,200	Amylin Pharmaceuticals, Inc.(b,c)	2,914,692	85,400	Pentair, Inc.	3,430,518
73,100	Beckman Coulter, Inc.	3,972,254	80,000	Roper Industries, Inc.(c)	6,140,000
76,800	C.R. Bard, Inc.	5,129,472	106,600	Swift Transportation
57,000	Coventry Health Care, Inc.(b)	4,031,610		Company, Inc.(b,c)	2,344,134

49,600	Dentsply International, Inc.	2,765,200		Total Industrials	97,907,960

56,300	Edwards Lifesciences Corporation(b)	2,582,481
214,600	Henry Schein, Inc.(b,c)	9,264,282	Information Technology (11.7%)
76,200	Hospira, Inc.(b)	2,914,650	113,900	Acxiom Corporation	2,296,224
80,100	Humana, Inc.(b)	3,191,985	205,300	ADTRAN, Inc.	5,493,828
312,200	Incyte Corporation(b,c)	2,488,234	135,800	Amphenol Corporation	6,048,532
57,800	Invitrogen Corporation(b)	4,957,506	71,800	Analog Devices, Inc.	2,814,560
207,293	IVAX Corporation(b)	5,281,826	404,800	BEA Systems, Inc.(b)	3,667,488
42,700	Kinetic Concepts, Inc.(b)	2,560,719	79,700	Cabot Microelectronics
135,400	LifePoint Hospitals, Inc.(b)	6,331,304		Corporation(b,c)	2,396,579
99,300	Medco Health Solutions, Inc.(b)	4,810,092	82,200	CDW Corporation	5,096,400
93,700	Mentor Corporation(c)	4,661,575	90,600	CheckFree Corporation(b)	3,067,716
92,400	Omnicare, Inc.(c)	4,259,640	56,100	Cognizant Technology
79,000	PacifiCare Health Systems, Inc.(b)	6,019,800		Solutions Corporation(b)	2,753,388
91,000	Par Pharmaceutical		109,900	Comverse Technology, Inc.(b)	2,779,371
	Companies, Inc.(b,c)	2,131,220	176,600	Convergys Corporation(b)	2,569,530
129,200	Quest Diagnostics, Inc.	6,633,128	55,000	Diebold, Inc.(c)	2,732,400
69,300	United Surgical Partners		70,100	DST Systems, Inc.(b)	3,558,276
	International, Inc.(b,c)	2,495,493	340,800	EarthLink, Inc.(b,c)	3,247,824
50,000	Universal Health Services, Inc.(c)	2,602,000	65,700	Electronic Arts, Inc.(b)	3,784,320
75,300	Varian Medical Systems, Inc.(b)	2,956,278	358,800	Electronic Data Systems
101,400	Varian, Inc.(b,c)	3,799,458		Corporation(c)	7,380,516
176,400	Vertex Pharmaceuticals, Inc.(b,c)	2,813,580	45,700	F5 Networks, Inc.(b,c)	1,927,626
81,200	Watson Pharmaceuticals, Inc.(b)	2,712,080	93,000	International Rectifier

	Total Health Care	104,280,559		Corporation(b,c)	4,375,650

			226,500	Intersil Corporation	4,387,305

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Stock Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (81.7%)	Value	Shares		Common Stock (81.7%)	Value

Information Technology — continued			147,700		Inco, Ltd.	$6,052,746
145,600	Lam Research Corporation(b)	$4,142,320	210,700		Lyondell Chemical Company	5,886,958
63,000	Lexmark International, Inc.(b)	3,950,100	105,400		Newmont Mining Corporation	3,957,770

335,200	LSI Logic Corporation(b)	3,271,552			Total Materials	37,589,355

83,100	McAfee, Inc.(b)	2,609,340
86,800	Microchip Technology, Inc.	2,696,876	Telecommunications Services (0.7%)
895,200	Novell, Inc.(b,c)	5,442,816	912,900		Cincinnati Bell, Inc.(b)	4,144,566
686,100	ON Semiconductor Corporation(b,c)	3,945,075		62,000	NII Holdings, Inc.(b,c)		4,615,280

104,000	QLogic Corporation(b)	3,229,200			Total Telecommunications
177,300	Salesforce.com, Inc.(b,c)	4,175,415			Services	8,759,846

97,200	SanDisk Corporation(b,c)	3,287,304
184,200	Scientific-Atlanta, Inc.	7,091,700	Utilities (4.2%)
141,100	Sybase, Inc.(b)	3,002,608	174,700		CMS Energy Corporation(b)	2,767,248
139,400	Synopsys, Inc.(b)	2,580,294	98,500		MDU Resources Group, Inc.	3,023,950
272,600	Tekelec, Inc.(b,c)	4,527,886	166,200		Pepco Holdings, Inc.	3,967,194
232,700	Vishay Intertechnology, Inc.(b,c)	3,262,454	103,300		Piedmont Natural Gas
786,700	Vitesse Semiconductor				Company, Inc.(c)	2,553,576
	Corporation(b,c)	1,746,474	190,500		Questar Corporation	13,369,290
487,300	Wind River Systems, Inc.(b,c)	8,327,957	385,200		Reliant Energy, Inc.(b,c)	5,107,752

	Total Information		79,100		SCANA Corporation	3,324,573
	Technology	137,666,904	178,100		Sempra Energy	7,569,250

			304,410		Southern Union Company(b)	7,744,190

Materials (3.2%)					Total Utilities	49,427,023

234,500	Airgas, Inc.	6,917,750

63,700	Cleveland-Cliffs, Inc.(c)	4,631,627			Total Common Stock
251,800	Freeport-McMoRan				(cost $794,269,571)	958,109,456

	Copper & Gold, Inc.(c)	10,142,504

Shares or
Principal
Amount	Collateral Held for Securities Loaned (13.3%)			Interest Rate(d)	Maturity Date	Value

155,463,049 Thrivent Financial Securities Lending Trust				3.330%	N/A	$155,463,049
$2,871	U.S. Treasury Bonds			11.250	2/15/2015	4,568
2,649	U.S. Treasury Bonds			9.875	11/15/2015	3,913
431	U.S. Treasury Bonds			7.250	5/15/2016	544
122,916	U.S. Treasury Bonds			8.875	8/15/2017	178,841
538	U.S. Treasury Bonds			9.125	5/15/2018	794
3,230	U.S. Treasury Bonds			9.000	11/15/2018	4,753
1,256	U.S. Treasury Bonds			8.500	2/15/2020	1,837
1,095	U.S. Treasury Bonds			8.750	8/15/2020	1,642
3,948	U.S. Treasury Bonds			7.250	8/15/2022	5,334
6,729	U.S. Treasury Bonds			6.250	8/15/2023	8,305
538	U.S. Treasury Bonds			6.625	2/15/2027	707

		Total Collateral Held for Securities Loaned
		(cost $155,674,287)				155,674,287

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Stock Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares or
Principal
Amount	Short-Term Investments (5.0%)	Interest Rate(d)	Maturity Date	Value

$15,690,000	BP Capital Markets plc	3.280%	8/1/2005	$15,687,141
16,005,000	Novartis Finance Corporation	3.280	8/1/2005	16,002,084
26,987,494	Thrivent Money Market Fund	2.960	N/A	26,987,494

	Total Short-Term Investments (at amortized cost)			58,676,719

	Total Investments (cost $1,008,620,577)			$1,172,460,462

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Non-income producing security.

(c)	All or a portion of the security is on loan.

(d)	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

At July 29, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $180,658,746 and $(16,818,861), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Index Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (84.1%)	Value	Shares	Common Stock (84.1%)	Value

Consumer Discretionary (15.1%)
2,900	99 Cents Only Stores(b,c)	$35,583	3,860	Lear Corporation	$165,092
5,070	Abercrombie & Fitch Company	365,294	2,870	Lee Enterprises, Inc.	122,865
4,200	Advance Auto Parts, Inc.(b)	289,632	7,800	Lennar Corporation	524,706
3,200	Aeropostale, Inc.(b)	95,520	1,510	Media General, Inc.	103,435
7,100	American Eagle Outfitters, Inc.	233,945	7,900	Michaels Stores, Inc.	323,900
4,100	American Greetings Corporation	104,304	1,850	Modine Manufacturing Company	66,730
4,300	AnnTaylor Stores Corporation(b)	110,811	3,060	Mohawk Industries, Inc.(b)	268,729
4,850	Applebee’s International, Inc.(c)	128,574	2,810	Neiman Marcus Group, Inc.	276,785
4,117	ArvinMeritor, Inc.	78,511	5,800	O’Reilly Automotive, Inc.(b)	187,108
780	Bandag, Inc.(c)	35,981	3,760	Outback Steakhouse, Inc.	175,141
3,260	Barnes & Noble, Inc.(b)	133,725	4,400	Pacific Sunwear of California, Inc.(b)	107,316
5,910	Belo Corporation	141,131	3,970	Payless ShoeSource, Inc.(b)	77,097
1,810	Blyth, Inc.(c)	50,463	8,400	PETsMART, Inc.	249,900
2,110	Bob Evans Farms, Inc.(c)	53,510	5,000	Pier 1 Imports, Inc.(c)	71,100
4,260	Borders Group, Inc.	105,691	1	Proliance International, Inc.(b)	3
3,240	BorgWarner, Inc.	188,471	5,890	Reader’s Digest Association, Inc.(c)	95,654
2,700	Boyd Gaming Corporation(c)	141,588	2,600	Regis Corporation	108,576
5,175	Brinker International, Inc.(b)	211,658	3,800	Rent-A-Center, Inc.(b)	80,142
3,850	Callaway Golf Company	57,712	8,600	Ross Stores, Inc.	227,900
6,000	Career Education Corporation(b)	232,740	3,900	Ruby Tuesday, Inc.(c)	97,578
6,100	CarMax, Inc.(b)	178,242	2,700	Ryland Group, Inc.	218,160
2,700	Catalina Marketing Corporation(c)	64,611	8,210	Saks, Inc.(b)	174,216
2,800	CBRL Group, Inc.(c)	109,676	2,080	Scholastic Corporation(b,c)	76,898
4,600	Cheesecake Factory, Inc.(b)	164,496	2,000	Sotheby’s Holdings, Inc.(b)	30,020
10,600	Chico’s FAS, Inc.(b)	425,166	2,200	Thor Industries, Inc.	78,760
5,760	Claire’s Stores, Inc.	146,362	3,100	Timberland Company(b)	103,478
5,300	Corinthian Colleges, Inc.(b,c)	72,769	5,500	Toll Brothers, Inc.(b,c)	304,810
3,390	DeVry, Inc.(b)	67,427	3,200	Tupperware Corporation(c)	68,256
6,370	Dollar Tree Stores, Inc.(b)	159,186	2,800	Urban Outfitters, Inc.(b)	169,988
3,600	Education Management		2,860	Valassis Communications, Inc.(b)	113,113
	Corporation(b)	125,100	340	Washington Post Company	302,192
1,800	Emmis Communications		4,550	Westwood One, Inc.	92,684
	Corporation(b)	36,954	6,760	Williams-Sonoma, Inc.(b)	298,522

2,300	Entercom Communications			Total Consumer
	Corporation(b)	72,956		Discretionary	11,396,211

9,200	Foot Locker, Inc.	230,000
3,220	Furniture Brands International, Inc.(c)	61,695	Consumer Staples (3.2%)
9,100	Gentex Corporation(c)	162,162	4,020	BJ’s Wholesale Club, Inc.(b)	128,198
6,700	GTECH Holdings Corporation	200,732	3,680	Church & Dwight Company, Inc.	138,184
3,500	Harman International		8,813	Dean Foods Company(b)	314,624
	Industries, Inc.	300,825	4,150	Energizer Holdings, Inc.(b)	265,185
3,420	Harte-Hanks, Inc.	93,024	4,200	Hormel Foods Corporation	124,362
2,100	Hovnanian Enterprises, Inc.(b,c)	148,428	3,388	J.M. Smucker Company	161,167
2,150	International Speedway Corporation	125,001	1,630	Lancaster Colony Corporation	72,095
2,700	ITT Educational Services, Inc.(b)	138,375	4,260	PepsiAmericas, Inc.	109,823
3,600	Krispy Kreme Doughnuts, Inc.(b,c)	25,956	2,690	Ruddick Corporation	74,136
2,900	Laureate Education, Inc.(b)	131,370	5,100	Smithfield Foods, Inc.(b)	133,212

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Index Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (84.1%)	Value	Shares	Common Stock (84.1%)	Value

Consumer Staples — continued			9,200	Colonial BancGroup, Inc.(c)	$214,084
1,861	Tootsie Roll Industries, Inc.(c)	$58,231	9,500	Commerce Bancorp, Inc.(c)	322,335
1	TreeHouse Foods, Inc(b)	18	2,700	Cullen/Frost Bankers, Inc.	135,270
14,722	Tyson Foods, Inc.	274,418	6,500	Developers Diversified
1,640	Universal Corporation(c)	78,228		Realty Corporation	316,355
3,800	Whole Foods Market, Inc.	518,738	7,700	Eaton Vance Corporation(c)	189,189

	Total Consumer Staples	2,450,619	3,290	Everest Re Group, Ltd.	320,446

			10,127	Fidelity National Financial, Inc.	399,004
Energy (7.2%)			4,500	First American Corporation	197,775
3,700	Arch Coal, Inc.(c)	210,604	4,950	FirstMerit Corporation	140,036
3,300	Cooper Cameron Corporation(b)	234,234	3,100	Greater Bay Bancorp	81,313
3,300	Denbury Resources, Inc.(b)	154,440	6,100	HCC Insurance Holdings, Inc.	169,092
8,870	ENSCO International, Inc.	358,171	9,160	Hibernia Corporation(c)	309,791
4,100	FMC Technologies, Inc.(b)	148,625	3,200	Highwoods Properties, Inc.	101,280
3,000	Forest Oil Corporation(b)	134,280	2,550	Horace Mann Educators Corporation	50,949
7,320	Grant Prideco, Inc.(b)	234,972	3,700	Hospitality Properties Trust	164,280
4,690	Hanover Compressor Company(b,c)	68,193	4,300	Independence Community
3,020	Helmerich & Payne, Inc.	172,502		Bank Corporation	159,143
9,620	Murphy Oil Corporation	510,245	3,600	IndyMac Bancorp, Inc.	156,996
7,400	Newfield Exploration Company(b)	314,426	3,900	Investors Financial
5,070	Noble Energy, Inc.	418,326		Services Corporation(c)	134,238
1,690	Overseas Shipholding Group, Inc.	104,864	2,700	Jefferies Group, Inc.	111,591
9,900	Patterson-UTI Energy, Inc.	325,017	3,300	LaBranche & Company, Inc.(b,c)	25,047
6,200	Peabody Energy Corporation	407,588	6,445	Legg Mason, Inc.	658,352
8,450	Pioneer Natural Resources Company	366,138	4,750	Leucadia National Corporation(c)	187,862
4,500	Plains Exploration &		5,200	Liberty Property Trust	233,376
	Production Company(b)	173,475	3,600	Macerich Company	252,792
3,500	Pogo Producing Company(c)	192,605	3,200	Mack-Cali Realty Corporation	153,312
7,900	Pride International, Inc.(b)	205,558	4,780	Mercantile Bankshares Corporation	265,959
6,160	Smith International, Inc.	418,510	6,100	New Plan Excel Realty Trust, Inc.(c)	167,018
3,610	Tidewater, Inc.(c)	145,736	13,110	New York Community
3,200	Western Gas Resources, Inc.	128,128		Bancorp, Inc.(c)	240,700

	Total Energy	5,426,637	3,710	Ohio Casualty Corporation	94,790

			10,765	Old Republic
Financials (15.3%)				International Corporation	282,689
4,560	A.G. Edwards, Inc.	202,008	5,440	PMI Group, Inc.	222,768
3,060	Allmerica Financial Corporation(b)	119,340	4,150	Protective Life Corporation	180,774
5,000	AMB Property Corporation	229,950	5,000	Radian Group, Inc.	257,900
2,400	American Financial Group, Inc.	81,216	3,450	Raymond James Financial, Inc.	102,982
8,700	AmeriCredit Corporation(b)	232,464	3,052	Rayonier, Inc. REIT(c)	174,086
2,400	AmerUs Group Company(c)	123,792	3,800	Regency Centers Corporation	234,460
5,500	Arthur J. Gallagher & Company(c)	153,395	3,800	SEI Investments Company	146,908
7,578	Associated Banc-Corp	258,107	1,700	StanCorp Financial Group, Inc.	146,778
5,420	Astoria Financial Corporation	151,435	2,200	SVB Financial Group(b)	112,948
3,170	Bank of Hawaii Corporation	162,780	6,880	TCF Financial Corporation	188,994
3,200	Brown & Brown, Inc.(c)	138,624	2,500	Texas Regional Bancshares, Inc.(c)	74,150
2,500	City National Corporation	182,675	8,100	United Dominion Realty Trust, Inc.	206,145

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Index Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (84.1%)	Value	Shares	Common Stock (84.1%)	Value

Financials — continued			2,300	Techne Corporation(b,c)	$112,861
2,790	Unitrin, Inc.	$148,568	4,700	Triad Hospitals, Inc.(b)	233,449
6,500	W.R. Berkley Corporation	243,295	3,400	Universal Health Services, Inc.	176,936
5,000	Waddell & Reed Financial, Inc.	97,150	5,370	Valeant Pharmaceuticals
5,196	Washington Federal, Inc.	120,911		International(c)	105,950
3,250	Webster Financial Corporation	156,650	7,700	Varian Medical Systems, Inc.(b)	302,302
4,800	Weingarten Realty Investors	188,544	2,000	Varian, Inc.(b,c)	74,940
2,110	Westamerica Bancorporation	115,522	4,100	VCA Antech, Inc.(b)	97,334
4,040	Wilmington Trust Corporation	151,540	5,400	Vertex Pharmaceuticals, Inc.(b,c)	86,130

	Total Financials	11,541,923		Total Health Care	7,652,910

Health Care (10.1%)			Industrials (10.0%)
3,757	Advanced Medical Optics, Inc.(b)	156,164	5,230	Adesa, Inc.	126,566
2,840	Apria Healthcare Group, Inc.(b,c)	95,793	5,310	AGCO Corporation(b,c)	109,864
4,725	Barr Pharmaceuticals, Inc.(b)	224,060	5,100	AirTran Holdings, Inc.(b,c)	58,344
3,600	Beckman Coulter, Inc.	195,624	1,520	Alaska Air Group, Inc.(b,c)	53,170
3,400	Cephalon, Inc.(b,c)	142,460	2,550	Alexander & Baldwin, Inc.	136,374
3,900	Charles River Laboratories		2,200	Alliant Techsystems, Inc.(b)	160,600
	International, Inc.(b)	189,930	4,040	AMETEK, Inc.	166,448
2,800	Community Health Systems, Inc.(b)	108,108	1,510	Banta Corporation	72,087
3,690	Covance, Inc.(b)	182,840	3,340	Brink’s Company	120,774
6,281	Coventry Health Care, Inc.(b)	444,255	5,020	C.H. Robinson Worldwide, Inc.	314,101
6,700	Cytyc Corporation(b)	167,232	1,960	Carlisle Companies, Inc.	129,086
4,160	Dentsply International, Inc.	231,920	5,233	ChoicePoint, Inc.(b)	228,159
3,490	Edwards Lifesciences Corporation(b)	160,086	3,010	CNF, Inc.	155,286
2,900	Gen-Probe, Inc.(b)	127,861	4,000	Copart, Inc.(b)	97,840
6,540	Health Net, Inc.(b)	253,752	2,400	Corporate Executive
5,100	Henry Schein, Inc.(b)	220,167		Board Company	193,632
3,230	Hillenbrand Industries, Inc.	166,054	3,100	Crane Company	96,565
2,100	INAMED Corporation(b)	152,082	3,000	Deluxe Corporation	120,000
2,200	Intuitive Surgical, Inc.(b)	152,680	4,080	Donaldson Company, Inc.	132,926
3,000	Invitrogen Corporation(b)	257,310	4,000	Dun & Bradstreet Corporation(b)	253,320
11,756	IVAX Corporation(b)	299,543	2,800	Dycom Industries, Inc.(b)	68,320
2,700	LifePoint Hospitals, Inc.(b)	126,252	6,200	Expeditors International of
5,800	Lincare Holdings, Inc.(b)	233,972		Washington, Inc.	341,310
1,800	Martek Biosciences Corporation(b,c)	78,462	3,540	Fastenal Company(c)	232,366
18,038	Millennium Pharmaceuticals, Inc.(b)	186,333	2,980	Federal Signal Corporation(c)	52,150
6,180	Omnicare, Inc.	284,898	3,220	Flowserve Corporation(b)	109,029
5,100	PacifiCare Health Systems, Inc.(b)	388,620	3,000	GATX Corporation(c)	113,400
2,000	Par Pharmaceutical		4,050	Graco, Inc.	154,832
	Companies, Inc.(b,c)	46,840	1,945	Granite Construction, Inc.	66,558
8,100	Patterson Companies, Inc.(b,c)	361,260	2,440	Harsco Corporation	147,010
4,920	Perrigo Company(c)	68,388	4,070	Herman Miller, Inc.	129,955
6,200	Protein Design Labs, Inc.(b,c)	141,298	2,810	HNI Corporation	163,402
4,000	Renal Care Group, Inc.(b)	187,800	3,630	Hubbell, Inc.	164,802
6,120	Sepracor, Inc.(b)	320,382	3,340	Jacobs Engineering Group, Inc.(b)	196,659
4,070	STERIS Corporation	110,582	6,600	JB Hunt Transport Services, Inc.	129,558

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Index Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (84.1%)	Value	Shares	Common Stock (84.1%)	Value

Industrials — continued			4,690	CheckFree Corporation(b)	$158,803
5,400	JetBlue Airways Corporation(b,c)	$113,400	7,900	Cognizant Technology
1,200	Kelly Services, Inc.(c)	36,504		Solutions Corporation(b)	387,732
2,360	Kennametal, Inc.	112,171	2,930	CommScope, Inc.(b,c)	49,488
1,900	Korn/Ferry International(b,c)	37,810	5,300	Credence Systems Corporation(b,c)	57,717
5,240	Manpower, Inc.	250,472	4,400	Cree, Inc.(b,c)	130,460
1,780	Nordson Corporation	59,399	3,040	CSG Systems International, Inc.(b,c)	56,696
5,920	Pentair, Inc.	237,806	7,710	Cypress Semiconductor
3,820	Precision Castparts Corporation	343,724		Corporation(b,c)	110,716
4,490	Quanta Services, Inc.(b,c)	47,235	4,200	Diebold, Inc.	208,656
7,100	Republic Services, Inc.	257,375	3,960	DST Systems, Inc.(b)	201,010
1,862	Rollins, Inc.	38,897	2,200	F5 Networks, Inc.(b)	92,796
490	Sequa Corporation(b)	35,986	3,950	Fair Isaac Corporation	148,638
4,340	SPX Corporation	212,139	7,000	Fairchild Semiconductor
2,600	Stericycle, Inc.(b)	151,112		International, Inc.(b)	118,020
3,130	Swift Transportation		3,600	Gartner Group, Inc.(b,c)	37,332
	Company, Inc.(b,c)	68,829	7,780	Harris Corporation	288,405
1,160	Tecumseh Products Company(c)	34,800	2,100	Imation Corporation(c)	91,035
2,220	Teleflex, Inc.(c)	147,253	4,200	Integrated Circuit Systems, Inc.(b)	91,896
3,500	Thomas & Betts Corporation(b)	118,195	6,190	Integrated Device Technology, Inc.(b,c)	71,556
2,130	Trinity Industries, Inc.(c)	78,916	3,800	International Rectifier Corporation(b)	178,790
3,900	United Rentals, Inc.(b,c)	72,540	9,000	Intersil Corporation	174,330
2,900	Werner Enterprises, Inc.	55,013	4,300	Jack Henry & Associates, Inc.	82,818
3,300	Yellow Roadway Corporation(b)	174,603	3,000	Keane, Inc.(b,c)	37,620
2,520	York International Corporation	107,680	5,200	KEMET Corporation(b,c)	43,576

	Total Industrials	7,586,352	8,100	Lam Research Corporation(b)	230,445

			6,700	Lattice Semiconductor Corporation(b)	34,505
Information Technology (12.4%)			3,700	LTX Corporation(b,c)	24,457
22,600	3Com Corporation(b,c)	82,264	4,420	Macromedia, Inc.(b)	177,463
11,800	Activision, Inc.(b)	240,012	2,900	Macrovision Corporation(b)	63,307
5,130	Acxiom Corporation	103,421	9,580	McAfee, Inc.(b)	300,812
3,560	ADTRAN, Inc.	95,266	9,300	McDATA Corporation(b,c)	45,012
1,400	Advent Software, Inc.(b,c)	33,642	4,540	Mentor Graphics Corporation(b)	42,267
2,900	Alliance Data Systems Corporation(b)	123,453	3,910	Micrel, Inc.(b,c)	47,272
5,200	Amphenol Corporation	231,608	12,235	Microchip Technology, Inc.(c)	380,141
1,800	Anteon International Corporation(b,c)	84,510	5,000	MoneyGram International, Inc.	105,200
6,920	Arrow Electronics, Inc.(b)	207,738	6,020	MPS Group, Inc.(b)	71,397
24,860	Atmel Corporation(b)	58,172	3,150	National Instruments Corporation(c)	86,468
8,540	Avnet, Inc.(b)	223,577	2,400	Newport Corporation(b)	32,880
2,860	Avocent Corporation(b,c)	99,700	2,700	Plantronics, Inc.(c)	92,232
7,100	BISYS Group, Inc.(b)	111,683	2,600	Plexus Corporation(b,c)	37,518
1,515	Cabot Microelectronics		5,700	Polycom, Inc.(b)	94,449
	Corporation(b,c)	45,556	5,820	Powerwave Technologies, Inc.(b,c)	66,755
16,080	Cadence Design Systems, Inc.(b)	258,727	3,150	Reynolds and Reynolds Company	88,137
3,740	CDW Corporation	231,880	11,000	RF Micro Devices, Inc.(b)	66,990
8,800	Ceridian Corporation(b)	184,184	4,100	RSA Security, Inc.(b)	53,095
3,600	Certegy, Inc.	124,632	10,600	SanDisk Corporation(b)	358,492

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Index Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (84.1%)	Value	Shares	Common Stock (84.1%)	Value

Information Technology — continued			Telecommunications Services (0.4%)
4,360	Semtech Corporation(b,c)	$80,050	14,410	Cincinnati Bell, Inc.(b)	$65,421
2,200	Silicon Laboratories, Inc.(b,c)	64,394	6,010	Telephone and Data Systems, Inc.(c)	239,498

6,250	Storage Technology Corporation(b)	229,562		Total Telecommunications
5,260	Sybase, Inc.(b)	111,933		Services	304,919

8,380	Synopsys, Inc.(b)	155,114
3,440	Tech Data Corporation(b)	133,403	Utilities (6.6%)
1,980	Transaction Systems Architects, Inc.(b) 52,965		4,560	AGL Resources, Inc.	175,332
8,279	TriQuint Semiconductor, Inc.(b,c)	31,129	6,870	Alliant Energy Corporation	199,917
5,400	UTStarcom, Inc.(b,c)	47,628	5,675	Aqua America, Inc.	181,997
10,570	Vishay Intertechnology, Inc.(b)	148,191	21,990	Aquila, Inc.(b)	81,803
12,500	Western Digital Corporation(b,c)	187,375	1,980	Black Hills Corporation(c)	78,962
4,300	Wind River Systems, Inc.(b,c)	73,487	7,420	DPL, Inc.	204,792
4,200	Zebra Technologies Corporation(b)	163,800	4,670	Duquesne Light Holdings, Inc.(c)	90,598

	Total Information		8,750	Energy East Corporation	243,862
	Technology	9,336,440	3,500	Equitable Resources, Inc.	248,675

			4,430	Great Plains Energy, Inc.(c)	143,798
Materials (3.8%)			4,840	Hawaiian Electric Industries, Inc.(c)	130,341
3,890	Airgas, Inc.	114,755	2,520	IDACORP, Inc.(c)	79,254
2,790	Albemarle Corporation	106,299	6,950	MDU Resources Group, Inc.	213,365
3,340	Bowater, Inc.	112,925	4,460	National Fuel Gas Company(c)	135,584
3,670	Cabot Corporation	126,945	7,660	Northeast Utilities Service Company	165,303
13,670	Chemtura Corporation(c)	215,166	6,340	NSTAR	192,292
2,350	Cytec Industries, Inc.(c)	106,643	5,360	OGE Energy Corporation	162,837
2,490	Ferro Corporation(c)	56,025	6,100	ONEOK, Inc.(c)	213,195
2,200	FMC Corporation(b)	133,056	11,055	Pepco Holdings, Inc.	263,883
1,860	Glatfelter Company	23,715	4,160	PNM Resources, Inc.	122,262
3,040	Longview Fibre Company(c)	68,035	5,920	Puget Energy, Inc.	138,410
3,960	Lubrizol Corporation	174,240	4,980	Questar Corporation	349,496
11,400	Lyondell Chemical Company	318,516	6,790	SCANA Corporation	285,384
2,700	Martin Marietta Materials, Inc.	196,263	6,870	Sierra Pacific Resources(b,c)	89,173
1,370	Minerals Technologies, Inc.(c)	85,269	4,520	Vectren Corporation	130,990
4,280	Olin Corporation(c)	78,538	5,200	Westar Energy, Inc.	126,516
3,700	Packaging Corporation of America	78,625	2,890	WGL Holdings, Inc.(c)	99,560
1,800	Potlatch Corporation(c)	104,040	6,920	Wisconsin Energy Corporation	277,838
6,990	RPM International, Inc.	131,062	2,300	WPS Resources Corporation(c)	132,848

1,400	Scotts Company(b)	109,760		Total Utilities	4,958,267

2,820	Sensient Technologies Corporation	53,608

5,940	Sonoco Products Company	165,132		Total Common Stock
2,100	Steel Dynamics, Inc.(c)	67,536		(cost $49,619,904)	63,499,905

2,960	Valspar Corporation(c)	145,218
4,200	Worthington Industries, Inc.(c)	74,256

	Total Materials	2,845,627

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Index Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares or
Principal
Amount	Collateral Held for Securities Loaned (14.8%)	Interest Rate(d)	Maturity Date	Value

11,152,474	Thrivent Financial Securities Lending Trust	3.330%	N/A	$11,152,474
$21	U.S. Treasury Bonds	11.250	2/15/2015	33
19	U.S. Treasury Bonds	9.875	11/15/2015	28
4	U.S. Treasury Bonds	7.250	5/15/2016	4
884	U.S. Treasury Bonds	8.875	8/15/2017	1,286
4	U.S. Treasury Bonds	9.125	5/15/2018	6
23	U.S. Treasury Bonds	9.000	11/15/2018	34
9	U.S. Treasury Bonds	8.500	2/15/2020	13
8	U.S. Treasury Bonds	8.750	8/15/2020	12
28	U.S. Treasury Bonds	7.250	8/15/2022	38
48	U.S. Treasury Bonds	6.250	8/15/2023	59
4	U.S. Treasury Bonds	6.625	2/15/2027	5

	Total Collateral Held for Securities Loaned
	(cost $11,153,992)			11,153,992

Shares	Short-Term Investments (1.1%)	Interest Rate(d)	Maturity Date	Value

857,477	Thrivent Money Market Fund(e)	2.960%	N/A	$857,477

	Total Short-Term Investments (at amortized cost)			857,477

	Total Investments (cost $61,631,373)			$75,511,374

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Non-income producing security.

(c)	All or a portion of the security is on loan.

(d)	The interest rate shown reflects the yield or the coupon rate.

(e)	At July 29, 2005, $32,400 in cash was pledged as the initial margin deposit for the open financial futures contracts. In addition, $857,477 of Short-Term Investments was earmarked as collateral to cover open financial futures contracts as follow:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain

S&P 400 Mini Futures	12	September 2005	Long	$867,180	$845,624	$21,556

At July 29, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $16,686,397 and $(2,806,396), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Index Fund-I

Schedule of Investments as of July 29, 2005 (unaudited)(a)

Shares	Common Stock (84.7%)	Value	Shares	Common Stock (84.7%)	Value

Consumer Discretionary (15.0%)			1,060	Lee Enterprises, Inc.	$45,379
966	99 Cents Only Stores(b,c)	$11,853	2,600	Lennar Corporation	174,902
1,675	Abercrombie & Fitch Company	120,684	535	Media General, Inc.	36,648
1,400	Advance Auto Parts, Inc.(b)	96,544	2,600	Michaels Stores, Inc.	106,600
1,000	Aeropostale, Inc.(b)	29,850	640	Modine Manufacturing Company	23,085
2,414	American Eagle Outfitters, Inc.	79,541	1,020	Mohawk Industries, Inc.(b)	89,576
1,400	American Greetings Corporation	35,616	925	Neiman Marcus Group, Inc.	91,112
1,400	AnnTaylor Stores Corporation(b)	36,078	1,900	O’Reilly Automotive, Inc.(b)	61,294
1,700	Applebee’s International, Inc.	45,067	1,345	Outback Steakhouse, Inc.	62,650
1,386	ArvinMeritor, Inc.	26,431	1,400	Pacific Sunwear of California, Inc.(b)	34,146
280	Bandag, Inc.(c)	12,916	1,325	Payless ShoeSource, Inc.(b)	25,732
1,095	Barnes & Noble, Inc.(b)	44,917	2,800	PETsMART, Inc.	83,300
2,015	Belo Corporation	48,118	1,700	Pier 1 Imports, Inc.(c)	24,174
615	Blyth, Inc.(c)	17,146	1	Proliance International, Inc.(b)	6
720	Bob Evans Farms, Inc.	18,259	1,915	Reader’s Digest Association, Inc.	31,100
1,465	Borders Group, Inc.	36,347	800	Regis Corporation	33,408
1,040	BorgWarner, Inc.	60,497	1,300	Rent-A-Center, Inc.(b)	27,417
900	Boyd Gaming Corporation	47,196	2,920	Ross Stores, Inc.	77,380
1,690	Brinker International, Inc.(b)	69,121	1,400	Ruby Tuesday, Inc.(c)	35,028
1,450	Callaway Golf Company	21,736	900	Ryland Group, Inc.	72,720
2,000	Career Education Corporation(b)	77,580	2,735	Saks, Inc.(b)	58,037
2,000	CarMax, Inc.(b)	58,440	710	Scholastic Corporation(b)	26,249
900	Catalina Marketing Corporation	21,537	805	Sotheby’s Holdings, Inc.(b)	12,083
1,080	CBRL Group, Inc.	42,304	700	Thor Industries, Inc.	25,060
1,450	Cheesecake Factory, Inc.(b)	51,852	1,000	Timberland Company(b)	33,380
3,500	Chico’s FAS, Inc.(b)	140,385	1,800	Toll Brothers, Inc.(b,c)	99,756
1,880	Claire’s Stores, Inc.	47,771	1,200	Tupperware Corporation(c)	25,596
1,800	Corinthian Colleges, Inc.(b,c)	24,714	900	Urban Outfitters, Inc.(b)	54,639
1,095	DeVry, Inc.(b)	21,780	975	Valassis Communications, Inc.(b)	38,561
2,102	Dollar Tree Stores, Inc.(b)	52,529	80	Washington Post Company	71,104
1,200	Education Management Corporation(b)	41,700	1,660	Westwood One, Inc.	33,814
600	Emmis Communications		2,270	Williams-Sonoma, Inc.(b)	100,243

	Corporation(b,c)	12,318		Total Consumer
900	Entercom Communications			Discretionary	3,783,689

	Corporation(b)	28,548
3,100	Foot Locker, Inc.	77,500	Consumer Staples (3.2%)
1,100	Furniture Brands International, Inc.(c)	21,076	1,330	BJ’s Wholesale Club, Inc.(b)	42,414
3,000	Gentex Corporation	53,460	1,165	Church & Dwight Company, Inc.	43,746
2,220	GTECH Holdings Corporation	66,511	2,957	Dean Foods Company(b)	105,565
1,100	Harman International Industries, Inc.	94,545	1,400	Energizer Holdings, Inc.(b)	89,460
1,235	Harte-Hanks, Inc.	33,592	1,425	Hormel Foods Corporation(c)	42,194
700	Hovnanian Enterprises, Inc.(b,c)	49,476	1,095	J.M. Smucker Company	52,089
755	International Speedway Corporation	43,896	545	Lancaster Colony Corporation	24,105
900	ITT Educational Services, Inc.(b)	46,125	1,410	PepsiAmericas, Inc.	36,350
1,200	Krispy Kreme Doughnuts, Inc.(b,c)	8,652	880	Ruddick Corporation	24,253
900	Laureate Education, Inc.(b)	40,770	1,700	Smithfield Foods, Inc.(b)	44,404
1,275	Lear Corporation	54,532	670	Tootsie Roll Industries, Inc.(c)	20,964

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Index Fund-I
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (84.7%)	Value	Shares	Common Stock (84.7%)	Value

Consumer Staples — continued			3,200	Commerce Bancorp, Inc.(c)	$108,576
1	TreeHouse Foods, Inc(b)	$12	900	Cullen/Frost Bankers, Inc.	45,090
4,892	Tyson Foods, Inc.	91,187	2,100	Developers Diversified
650	Universal Corporation	31,005		Realty Corporation	102,207
1,200	Whole Foods Market, Inc.	163,812	2,600	Eaton Vance Corporation(c)	63,882

	Total Consumer Staples	811,560	1,105	Everest Re Group, Ltd.	107,627

			3,418	Fidelity National Financial, Inc.	134,669
Energy (7.2%)			1,500	First American Corporation	65,925
1,200	Arch Coal, Inc.(c)	68,304	1,670	FirstMerit Corporation	47,244
1,100	Cooper Cameron Corporation(b)	78,078	1,200	Greater Bay Bancorp(c)	31,476
1,100	Denbury Resources, Inc.(b)	51,480	2,050	HCC Insurance Holdings, Inc.	56,826
2,980	ENSCO International, Inc.	120,332	3,075	Hibernia Corporation(c)	103,996
1,500	FMC Technologies, Inc.(b)	54,375	1,200	Highwoods Properties, Inc.	37,980
1,000	Forest Oil Corporation(b)	44,760	930	Horace Mann Educators Corporation	18,581
2,430	Grant Prideco, Inc.(b)	78,003	1,400	Hospitality Properties Trust	62,160
1,610	Hanover Compressor Company(b,c)	23,409	1,500	Independence Community
1,125	Helmerich & Payne, Inc.	64,260		Bank Corporation	55,515
3,240	Murphy Oil Corporation	171,850	1,200	IndyMac Bancorp, Inc.	52,332
2,500	Newfield Exploration Company(b)	106,225	1,300	Investors Financial
1,690	Noble Energy, Inc.	139,442		Services Corporation(c)	44,746
570	Overseas Shipholding Group, Inc.	35,368	1,100	Jefferies Group, Inc.	45,463
3,300	Patterson-UTI Energy, Inc.	108,339	1,100	LaBranche & Company, Inc.(b,c)	8,349
2,100	Peabody Energy Corporation	138,054	2,142	Legg Mason, Inc.	218,809
2,760	Pioneer Natural Resources Company	119,591	1,600	Leucadia National Corporation(c)	63,280
1,500	Plains Exploration &		1,800	Liberty Property Trust	80,784
	Production Company(b)	57,825	1,200	Macerich Company	84,264
1,200	Pogo Producing Company(c)	66,036	1,100	Mack-Cali Realty Corporation	52,701
2,600	Pride International, Inc.(b)	67,652	1,590	Mercantile Bankshares Corporation	88,468
2,050	Smith International, Inc.	139,277	2,200	New Plan Excel Realty Trust, Inc.(c)	60,236
1,380	Tidewater, Inc.(c)	55,711	4,400	New York Community Bancorp, Inc.(c)	80,784
1,100	Western Gas Resources, Inc.	44,044	1,315	Ohio Casualty Corporation	33,598

	Total Energy	1,832,415	3,577	Old Republic International

				Corporation	93,932
Financials (15.8%)			1,770	PMI Group, Inc.(c)	72,482
1,575	A.G. Edwards, Inc.	69,772	1,555	Protective Life Corporation	67,736
965	Allmerica Financial Corporation(b)	37,635	1,700	Radian Group, Inc.	87,686
1,800	AMB Property Corporation	82,782	1,200	Raymond James Financial, Inc.	35,820
800	American Financial Group, Inc.	27,072	1,022	Rayonier, Inc. REIT(c)	58,295
2,900	AmeriCredit Corporation(b)	77,488	1,300	Regency Centers Corporation	80,210
800	AmerUs Group Company(c)	41,264	1,400	SEI Investments Company	54,124
1,800	Arthur J. Gallagher & Company(c)	50,202	600	StanCorp Financial Group, Inc.	51,804
2,544	Associated Banc-Corp	86,649	900	SVB Financial Group(b,c)	46,206
1,845	Astoria Financial Corporation	51,549	2,320	TCF Financial Corporation	63,730
1,185	Bank of Hawaii Corporation	60,850	900	Texas Regional Bancshares, Inc.	26,694
1,000	Brown & Brown, Inc.(c)	43,320	2,800	United Dominion Realty Trust, Inc.	71,260
1,010	City National Corporation	73,801	1,115	Unitrin, Inc.	59,374
3,000	Colonial BancGroup, Inc.(c)	69,810	2,200	W.R. Berkley Corporation	82,346

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Index Fund-I
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (84.7%)	Value	Shares	Common Stock (84.7%)	Value

Financials — continued			1,100	Universal Health Services, Inc.	$57,244
1,700	Waddell & Reed Financial, Inc.	$33,031	1,770	Valeant Pharmaceuticals
1,873	Washington Federal, Inc.	43,585		International(c)	34,922
1,170	Webster Financial Corporation	56,394	2,600	Varian Medical Systems, Inc.(b)	102,076
1,800	Weingarten Realty Investors	70,704	700	Varian, Inc.(b)	26,229
925	Westamerica Bancorporation	50,644	1,400	VCA Antech, Inc.(b)	33,236
1,370	Wilmington Trust Corporation	51,389	1,800	Vertex Pharmaceuticals, Inc.(b,c)	28,710

	Total Financials	3,985,208		Total Health Care	2,528,637

Health Care (10.0%)			Industrials (10.1%)
1,224	Advanced Medical Optics, Inc.(b)	50,882	1,730	Adesa, Inc.	41,866
945	Apria Healthcare Group, Inc.(b,c)	31,875	1,710	AGCO Corporation(b)	35,380
1,575	Barr Pharmaceuticals, Inc.(b)	74,686	1,800	AirTran Holdings, Inc.(b,c)	20,592
1,210	Beckman Coulter, Inc.	65,751	535	Alaska Air Group, Inc.(b,c)	18,714
1,100	Cephalon, Inc.(b,c)	46,090	850	Alexander & Baldwin, Inc.	45,458
1,300	Charles River Laboratories		700	Alliant Techsystems, Inc.(b)	51,100
	International, Inc.(b)	63,310	1,320	AMETEK, Inc.	54,384
900	Community Health Systems, Inc.(b)	34,749	510	Banta Corporation	24,347
1,170	Covance, Inc.(b)	57,974	1,105	Brink’s Company	39,957
2,077	Coventry Health Care, Inc.(b)	146,906	1,610	C.H. Robinson Worldwide, Inc.	100,738
2,200	Cytyc Corporation(b)	54,912	665	Carlisle Companies, Inc.	43,797
1,332	Dentsply International, Inc.	74,259	1,700	ChoicePoint, Inc.(b)	74,120
1,100	Edwards Lifesciences Corporation(b)	50,457	1,015	CNF, Inc.	52,364
1,000	Gen-Probe, Inc.(b)	44,090	1,300	Copart, Inc.(b)	31,798
2,150	Health Net, Inc.(b)	83,420	800	Corporate Executive Board Company	64,544
1,700	Henry Schein, Inc.(b)	73,389	1,200	Crane Company	37,380
1,030	Hillenbrand Industries, Inc.	52,952	1,200	Deluxe Corporation	48,000
700	INAMED Corporation(b)	50,694	1,390	Donaldson Company, Inc.	45,286
800	Intuitive Surgical, Inc.(b)	55,520	1,300	Dun & Bradstreet Corporation(b)	82,329
1,000	Invitrogen Corporation(b)	85,770	900	Dycom Industries, Inc.(b)	21,960
3,925	IVAX Corporation(b)	100,009	2,100	Expeditors International of
900	LifePoint Hospitals, Inc.(b)	42,084		Washington, Inc.	115,605
1,930	Lincare Holdings, Inc.(b)	77,856	1,170	Fastenal Company(c)	76,799
600	Martek Biosciences Corporation(b,c)	26,154	995	Federal Signal Corporation(c)	17,412
6,022	Millennium Pharmaceuticals, Inc.(b)	62,207	1,000	Flowserve Corporation(b)	33,860
1,985	Omnicare, Inc.	91,508	1,125	GATX Corporation	42,525
1,650	PacifiCare Health Systems, Inc.(b)	125,730	1,400	Graco, Inc.	53,522
600	Par Pharmaceutical		830	Granite Construction, Inc.	28,403
	Companies, Inc.(b,c)	14,052	730	Harsco Corporation	43,982
2,700	Patterson Companies, Inc.(b,c)	120,420	1,380	Herman Miller, Inc.	44,063
1,630	Perrigo Company	22,657	915	HNI Corporation	53,207
2,100	Protein Design Labs, Inc.(b)	47,859	1,155	Hubbell, Inc.	52,437
1,300	Renal Care Group, Inc.(b)	61,035	1,120	Jacobs Engineering Group, Inc.(b)	65,946
2,070	Sepracor, Inc.(b)	108,364	2,160	JB Hunt Transport Services, Inc.	42,401
1,280	STERIS Corporation	34,778	1,800	JetBlue Airways Corporation(b,c)	37,800
700	Techne Corporation(b)	34,349	390	Kelly Services, Inc.	11,864
1,600	Triad Hospitals, Inc.(b)	79,472	765	Kennametal, Inc.	36,360

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Index Fund-I

Schedule of Investments as of July 29, 2005 (unaudited)(a)

Shares	Common Stock (84.7%)	Value	Shares	Common Stock (84.7%)	Value

Industrials — continued			1,000	CommScope, Inc.(b,c)	$16,890
800	Korn/Ferry International(b,c)	$15,920	1,900	Credence Systems Corporation(b,c)	20,691
1,750	Manpower, Inc.	83,650	1,400	Cree, Inc.(b,c)	41,510
760	Nordson Corporation(c)	25,361	1,045	CSG Systems International, Inc.(b)	19,489
1,930	Pentair, Inc.	77,528	2,540	Cypress Semiconductor
1,300	Precision Castparts Corporation	116,974		Corporation(b,c)	36,474
1,700	Quanta Services, Inc.(b,c)	17,884	1,390	Diebold, Inc.	69,055
2,300	Republic Services, Inc.	83,375	1,290	DST Systems, Inc.(b)	65,480
640	Rollins, Inc.	13,370	700	F5 Networks, Inc.(b)	29,526
175	Sequa Corporation(b,c)	12,852	1,300	Fair Isaac Corporation	48,919
1,440	SPX Corporation	70,387	2,300	Fairchild Semiconductor
800	Stericycle, Inc.(b)	46,496		International, Inc.(b)	38,778
1,150	Swift Transportation		1,400	Gartner Group, Inc.(b)	14,518
	Company, Inc.(b,c)	25,288	2,590	Harris Corporation	96,011
385	Tecumseh Products Company(c)	11,550	700	Imation Corporation	30,345
735	Teleflex, Inc.(c)	48,753	1,500	Integrated Circuit Systems, Inc.(b)	32,820
1,100	Thomas & Betts Corporation(b)	37,147	2,205	Integrated Device Technology, Inc.(b)	25,490
720	Trinity Industries, Inc.(c)	26,676	1,200	International Rectifier Corporation(b)	56,460
1,300	United Rentals, Inc.(b,c)	24,180	3,000	Intersil Corporation	58,110
1,075	Werner Enterprises, Inc.	20,393	1,600	Jack Henry & Associates, Inc.	30,816
1,100	Yellow Roadway Corporation(b)	58,201	1,115	Keane, Inc.(b,c)	13,982
920	York International Corporation	39,312	1,900	KEMET Corporation(b,c)	15,922

	Total Industrials	2,545,597 2,700		Lam Research Corporation(b)	76,815

			2,400	Lattice Semiconductor Corporation(b)	12,360
Information Technology (12.4%)			1,300	LTX Corporation(b,c)	8,593
7,600	3Com Corporation(b)	27,664	1,400	Macromedia, Inc.(b)	56,210
3,933	Activision, Inc.(b)	79,997	1,100	Macrovision Corporation(b)	24,013
1,645	Acxiom Corporation	33,163	3,195	McAfee, Inc.(b)	100,323
1,190	ADTRAN, Inc.	31,844	3,100	McDATA Corporation(b,c)	15,004
500	Advent Software, Inc.(b,c)	12,015	1,450	Mentor Graphics Corporation(b)	13,500
900	Alliance Data Systems Corporation(b)	38,313	1,400	Micrel, Inc.(b,c)	16,926
1,700	Amphenol Corporation	75,718	4,060	Microchip Technology, Inc.	126,144
700	Anteon International Corporation(b)	32,865	1,700	MoneyGram International, Inc.	35,768
2,325	Arrow Electronics, Inc.(b)	69,796	2,025	MPS Group, Inc.(b)	24,016
8,290	Atmel Corporation(b)	19,399	1,050	National Instruments Corporation(c)	28,822
2,860	Avnet, Inc.(b)	74,875	800	Newport Corporation(b)	10,960
900	Avocent Corporation(b)	31,374	900	Plantronics, Inc.(c)	30,744
2,300	BISYS Group, Inc.(b)	36,179	900	Plexus Corporation(b)	12,987
517	Cabot Microelectronics		1,890	Polycom, Inc.(b)	31,317
	Corporation(b,c)	15,546	1,900	Powerwave Technologies, Inc.(b,c)	21,793
5,380	Cadence Design Systems, Inc.(b)	86,564	1,055	Reynolds and Reynolds Company	29,519
1,250	CDW Corporation	77,500	3,700	RF Micro Devices, Inc.(b)	22,533
2,900	Ceridian Corporation(b)	60,697	1,400	RSA Security, Inc.(b,c)	18,130
1,200	Certegy, Inc.	41,544	3,500	SanDisk Corporation(b)	118,370
1,570	CheckFree Corporation(b)	53,160	1,600	Semtech Corporation(b)	29,376
2,600	Cognizant Technology		900	Silicon Laboratories, Inc.(b,c)	26,343
	Solutions Corporation(b)	127,608	2,060	Storage Technology Corporation(b)	75,664

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Index Fund-I

Schedule of Investments as of July 29, 2005 (unaudited)(a)

Shares	Common Stock (84.7%)	Value	Shares	Common Stock (84.7%)	Value

Information Technology — continued			Telecommunications Services (0.4%)
1,700	Sybase, Inc.(b)	$36,176	4,860	Cincinnati Bell, Inc.(b)	$22,064
2,800	Synopsys, Inc.(b)	51,828	1,935	Telephone and Data Systems, Inc.	77,110

1,145	Tech Data Corporation(b)	44,403		Total Telecommunications
685	Transaction Systems Architects, Inc.(b)	18,324		Services	99,174

2,815	TriQuint Semiconductor, Inc.(b,c)	10,584
1,800	UTStarcom, Inc.(b,c)	15,876	Utilities (6.7%)
3,495	Vishay Intertechnology, Inc.(b)	49,000	1,585	AGL Resources, Inc.	60,943
4,200	Western Digital Corporation(b)	62,958	2,275	Alliant Energy Corporation	66,202
1,400	Wind River Systems, Inc.(b)	23,926	1,925	Aqua America, Inc.(d)	61,735
1,400	Zebra Technologies Corporation(b)	54,600	7,395	Aquila, Inc.(b)	27,509

	Total Information		670	Black Hills Corporation(c)	26,720
	Technology	3,121,012	2,445	DPL, Inc.	67,482

			1,650	Duquesne Light Holdings, Inc.(c)	32,010
Materials (3.9%)			2,865	Energy East Corporation	79,848
1,495	Airgas, Inc.	44,102	1,200	Equitable Resources, Inc.	85,260
980	Albemarle Corporation	37,338	1,630	Great Plains Energy, Inc.(c)	52,910
1,145	Bowater, Inc.	38,712	1,770	Hawaiian Electric Industries, Inc.(c)	47,666
1,175	Cabot Corporation	40,643	925	IDACORP, Inc.	29,091
4,620	Chemtura Corporation(c)	72,719	2,300	MDU Resources Group, Inc.	70,610
765	Cytec Industries, Inc.	34,716	1,470	National Fuel Gas Company	44,688
890	Ferro Corporation	20,025	2,525	Northeast Utilities Service Company	54,490
700	FMC Corporation(b)	42,336	2,130	NSTAR	64,603
640	Glatfelter Company	8,160	1,965	OGE Energy Corporation	59,697
1,020	Longview Fibre Company	22,828	2,100	ONEOK, Inc.(c)	73,395
1,270	Lubrizol Corporation	55,880	3,732	Pepco Holdings, Inc.	89,083
3,810	Lyondell Chemical Company	106,451	1,495	PNM Resources, Inc.	43,938
905	Martin Marietta Materials, Inc.	65,784	2,025	Puget Energy, Inc.	47,344
470	Minerals Technologies, Inc.	29,253	1,605	Questar Corporation	112,639
1,485	Olin Corporation(c)	27,250	2,190	SCANA Corporation	92,046
1,300	Packaging Corporation of America	27,625	2,270	Sierra Pacific Resources(b,c)	29,465
600	Potlatch Corporation(c)	34,680	1,540	Vectren Corporation	44,629
2,415	RPM International, Inc.	45,281	1,800	Westar Energy, Inc.	43,794
600	Scotts Company(b)	47,040	980	WGL Holdings, Inc.	33,761
1,010	Sensient Technologies Corporation	19,200	2,310	Wisconsin Energy Corporation	92,746
2,075	Sonoco Products Company	57,685	900	WPS Resources Corporation(c)	51,984

700	Steel Dynamics, Inc.(c)	22,512		Total Utilities	1,686,288

1,000	Valspar Corporation(c)	49,060

1,500	Worthington Industries, Inc.(c)	26,520		Total Common Stock

	Total Materials	975,800		(cost $14,984,078)	21,369,380

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Mid Cap Index Fund-I
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares or
Principal
Amount	Collateral Held for Securities Loaned (12.0%)	Interest Rate(e)	Maturity Date	Value

3,032,705	Thrivent Financial Securities Lending Trust	3.330%	N/A	$3,032,705
$817	U.S. Treasury Bonds	9.250	2/15/2016	1,188
1,260	U.S. Treasury Bonds	7.250	5/15/2016	1,589
770	U.S. Treasury Bonds	8.125	8/15/2019	1,087
47	U.S. Treasury Bonds	7.875	2/15/2021	67
108	U.S. Treasury Bonds	8.000	11/15/2021	153
22	U.S. Treasury Bonds	6.250	8/15/2023	27
17	U.S. Treasury Bonds	6.125	11/15/2027	21
90	U.S. Treasury Bonds	5.500	8/15/2028	105
51	U.S. Treasury Bonds	5.250	11/15/2028	58
1,020	U.S. Treasury Bonds	6.250	5/15/1930	1,295
1,054	U.S. Treasury Notes	3.375	2/15/2008	1,054

	Total Collateral Held for Securities Loaned
	(cost $3,039,366)			3,039,366

Shares	Short-Term Investments (3.3%)	Interest Rate(e)	Maturity Date	Value

830,422	Thrivent Money Market Fund(d)	2.960%	N/A	$830,422

	Total Short-Term Investments (at amortized cost)			830,422

	Total Investments (cost $18,853,866)			$25,239,168

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Non-income producing security.

(c)	All or a portion of the security is on loan.

(d)	At July 29, 2005, $29,700 in cash was pledged as the initial margin deposit for the open financial futures contracts. In addition, 1,925 shares in Aqua America, Inc. common stock valued at $61,735 and $830,422 of Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follow:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain

S&P 400 Mini Futures	12	September 2005	Long	$867,180	$859,727	$7,453

(e) The interest rate shown reflects the yield, coupon rate.

At July 29, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $7,078,675 and $(693,373), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner International Stock Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (80.5%)	Value	Shares	Common Stock (80.5%)	Value

Australia (1.3%)			5,443	Hermes International(b,c)	$1,126,352
150,600	AMP, Ltd.(b)	$769,806	5,353	L’Oreal SA(b,c)	421,775
46,560	BHP Billiton, Ltd.(b)	686,648	27,916	LVMH Moet Hennessy
73,700	Brambles Industries, Ltd.(b,c)	462,694		Louis Vuitton SA(b,c)	2,314,259
334,500	Lend Lease Corporation, Ltd.(b)	3,302,634	41,502	Sanofi-Aventis(b,c)	3,582,401

	Total Australia	5,221,782	39,700	Schneider Electric SA(b,c)	3,113,543

			16,789	Societe Generale(b,c)	1,832,242
Austria (0.1%)			13,240	Total SA(b,c)

21,300	Telekom Austria AG(b)	429,610		Total France	26,946,363

	Total Austria	429,610

			Germany (4.6%)
Belgium (0.6%)			22,800	Adidas-Salomon AG(b)	4,122,980
59,700	Fortis(b)	1,742,070	4,314	Allianz AG(b)	547,750
8,775	UCB SA(b)	473,200	77,500	Commerzbank AG(b)	1,727,842

	Total Belgium	2,215,270	142,500	Deutsche Post AG-REG(b)	3,529,674

			41,589	Hypo Real Estate Holding AG(b)	1,686,603
Bermuda (0.3%)			71,800	Metro AG(b,c)	3,609,038
87,000	Esprit Holdings, Ltd.(b)	646,617	43,400	Siemens AG(b)	3,343,773

546,000	Johnson Electric Holdings, Ltd.(b)	521,768		Total Germany	18,567,660

	Total Bermuda	1,168,385

			Greece (1.1%)
Brazil (1.9%)			57,000	Greek Organization of
23,600	Companhia Vale do Rio Doce			Football Prognostics SA(b)	1,852,790
	SP ADR	657,260	42,950	Hellenic Telecommunication
44,890	Petroleo Brasileiro SA ADR	2,052,371		Organization SA(b,d)	873,898
78,800	Petroleo Brasileiro SA ADR	4,142,516	50,930	National Bank of Greece SA(b)	1,858,945

50,400	Tele Norte Leste Participacoes SA(c)	789,768		Total Greece	4,585,633

	Total Brazil	7,641,915

			Hong Kong (1.9%)
Canada (0.4%)			93,000	Cheung Kong Holdings, Ltd.(b)	999,791
9,600	Research in Motion, Ltd.(d)	678,336	1,548,000	China Telecom Corporation, Ltd.(b,c) 595,256
22,700	Telus Corporation	792,230	538,000	China Unicom, Ltd.(b)	480,799

	Total Canada	1,470,566	302,000	Li & Fung, Ltd.(b)	636,311

			77,000	Sun Hung Kai Properties, Ltd.(b)	792,059
Denmark (0.4%)			422,000	Swire Pacific, Ltd.(b)	4,024,515

29,172	Novo Nordisk AS(b)	1,507,033		Total Hong Kong	7,528,731

	Total Denmark	1,507,033

			Ireland (0.6%)
Finland (1.2%)			125,000	Anglo Irish Bank Corporation plc(b)	1,679,922
107,243	Nokia Oyj(b)	1,707,502	20,700	CRH plc(b)	590,924

238,000	Stora Enso Oyj(b)	3,149,056		Total Ireland	2,270,846

	Total Finland	4,856,558

			Italy (3.8%)
France (6.7%)			74,830	Alleanza Assicurazioni SPA(b,c)	860,454
226,570	Axa SA(b)	$6,183,647	62,033	Assicurazioni Generali SPA(b,c)	2,025,887
69,000	Carrefour SA(b,c)	3,254,62z0	321,900	Banca Intesa SPA(b)	1,476,533
58,564	France Telecom SA(b,c)	1,806,672	180,900	Enel SPA(b,c)	1,549,187

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner International Stock Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (80.5%)	Value	Shares	Common Stock (80.5%)	Value

Italy — continued			18,000	Sony Corporation(b)	$588,661
59,216	Eni SPA(b,c)	$1,677,590	324	Sumitomo Mitsui Financial
54,700	Mediobanca SPA(b,c,d)	1,042,808		Group, Inc.(b)	2,130,428
264,100	Saipem SPA(b)	3,921,059	714,000	Sumitomo Trust and Banking
545,870	UniCredito Italiano SPA(b,c)	2,888,055		Company, Ltd.(b)	4,390,432

	Total Italy	15,441,573	37,600	Suzuki Motor Corporation(b)	596,670

			11,500	T&D Holdings, Inc.(b)	543,570
Japan (14.9%)			109,300	Takeda Pharmaceutical
11,050	Aiful Corporation(b)	795,264		Company, Ltd.(b)	5,583,483
44,000	Astellas Pharmaceutical, Inc.(b)	1,429,758	150,000	Toray Industries, Inc.(b)	699,865
13,600	Benesse Corporation(b)	452,006	111,100	Toyota Motor Corporation(b)	4,199,665
194,000	Bridgestone Corporation(b)	3,783,533	19,500	Trend Micro, Inc.(b,c)	697,615
14,600	Canon, Inc.(b)	718,057	7,540	USS Company, Ltd.(b)	504,355

19,400	Credit Saison Company, Ltd.(b,c)	645,988		Total Japan	60,374,474

63,000	Dai Nippon Printing
	Company, Ltd.(b)	984,493	Luxembourg (0.2%)
21,100	Daikin Industries, Ltd.(b,c)	511,813	61,200	SES Global SA(b)	960,576

15,000	Fanuc, Ltd.(b)	1,063,959		Total Luxembourg	960,576

88,300	Fuji Photo Film Company, Ltd.(b)	2,741,920
6,400	Hoya Corporation(b)	787,425	Mexico (2.1%)
101	INPEX Corporation(b)	650,441	71,100	America Movil SA de CV ADR	1,582,686
30,600	JSR Corporation(b,c)	601,670	63,600	Grupo Financiero Banorte
307	KDDI Corporation(b)	1,480,011		SA de CV	534,262
3,400	Keyence Corporation(b)	814,201	150,000	Grupo Modelo SA	494,762
58,400	Kyocera Corporation(b)	4,114,282	11,300	Grupo Televisia SA ADR	745,461
38,000	Leopalace21 Corporation(b)	618,652	206,000	Telefonos de Mexico
52,300	MARUI Company, Ltd.(b,c)	764,284		SA de CV ADR(c)	3,969,620
55,000	Matsushita Electric Industrial		298,511	Wal-Mart de Mexico SA de CV	1,335,637

	Company, Ltd.(b)	891,085		Total Mexico	8,662,428

139,200	Mitsubishi Corporation(b,c)	1,981,078
47,000	Mitsubishi Estate Company, Ltd.(b)	520,186	Netherlands (3.2%)
180	Mitsubishi Tokyo Financial		134,800	ABN AMRO Holding NV(b,c)	3,354,801
	Group, Inc.(b,c)	1,499,654	165,000	ING Groep NV(b,c)	4,987,249
124,000	Mitsui Fudosan Company, Ltd.(b)	1,407,063	25,859	Royal Numico NV(b,d)	1,090,301
69,000	Mitsui Trust Holdings, Inc.(b,c)	695,827	123,400	VNU NV(b,c)	3,534,569

7,000	Nidec Corporation(b)	756,635		Total Netherlands	12,966,920

84,500	Nissan Motor Company, Ltd.(b,c)	877,373
14,600	Nitto Denko Corporation(b)	798,945	Norway (0.4%)
69,400	Nomura Holdings, Inc.(b)	821,421	8,286	Norsk Hydro ASA(b)	783,586
6,400	ORIX Corporation(b)	945,108	39,000	Statoil ASA(b)	846,222

499,000	Resona Holdings, Inc.(b,c)	881,576		Total Norway	1,629,808

35,000	Secom Company, Ltd.(b)	1,553,882
10,700	Sega Sammy Holdings, Inc.(b)	660,343	Panama (0.3%)
23,950	Shin-Etsu Chemical Company, Ltd.(b)	905,491	20,100	Carnival Corporation	1,053,240

3,600	SMC Corporation(b)	407,481		Total Panama	1,053,240

198,000	Sompo Japan Insurance, Inc.(b)	1,878,825

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner International Stock Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (80.5%)	Value	Shares	Common Stock (80.5%)	Value

Portugal (0.8%)			Sweden (1.4%)
349,000	Portugal Telecom SGPS SA(b)	$3,317,446	220,700	Atlas Copco AB(b)	$3,741,406

	Total Portugal	3,317,446	106,389	Securitas AB(b)	1,797,504

				Total Sweden	5,538,910

Russia(e)
5,000	NovaTek OAO GDR(d)	102,500	Switzerland (6.6%)

	Total Russia	102,500	36,400	Compagnie Financiere

				Richemont AG(b)	1,282,988
Singapore (1.7%)			51,120	Credit Suisse Group(b)	2,136,622
41,000	DBS Group Holdings, Ltd.	397,743	6,250	Givaudan SA(b)	3,747,890
248,100	Keppel Corporation, Ltd.(b,c)	1,869,702	69,000	Holcim, Ltd.(b)	4,263,853
438,500	United Overseas Bank, Ltd.(b)	3,976,035	25,152	Nestle SA(b,c)	6,903,953
55,000	Venture Corporation, Ltd.(b)	527,591	8,098	Roche Holding AG(b)	1,098,101

	Total Singapore	6,771,071	27,900	Swatch Group AG(b,c)	4,001,550

			41,309	UBS AG(b,c)	3,384,302

South Africa (0.3%)				Total Switzerland	26,819,259

65,500	Naspers, Ltd.(b)	955,545
33,800	Standard Bank Group, Ltd.(b)	363,065	Taiwan (0.3%)

	Total South Africa	1,318,610	300,000	Acer, Inc.(b)	569,350

			34,200	Far EasTone Telecommunications
South Korea (2.2%)				Company, Ltd.	630,108

14,600	Hyundai Motor Company GDR	505,532		Total Taiwan	1,199,458

3,800	Hyundai Motor Company, Ltd.(b)	261,456
11,100	Kookmin Bank(b)	585,542	Thailand (0.3%)
69,000	Kookmin Bank ADR(c)	3,634,920	231,200	Bangkok Bank Public
39,000	LG Electronics, Inc.(b)	2,519,119		Company, Ltd.(b)	551,419
2,500	Samsung Electronics		440,300	Kasikornbank Public
	Company, Ltd.(b)	1,370,052		Company, Ltd.(b)	612,423

	Total South Korea	8,876,621		Total Thailand	1,163,842

Spain (4.8%)			Turkey (0.3%)
432,647	Banco Bilbao Vizcaya		196,350	Turkiye Garanti Bankasi AS(b,d)	531,962
	Argentaria SA(b,c)	7,279,254	149,820	Turkiye Is Bankasi (Isbank)(b)	838,807

11,800	Cintra Concesiones de			Total Turkey	1,370,769

	Infraestructuras de Transporte SA(b)	141,666
26,100	Compania de Distribucion		United Kingdom (15.8%)
	Integral Logista SA(c)	1,364,174	39,944	AstraZeneca plc(b)	1,804,984
46,600	Enagas(b,c)	814,596	166,115	Barclays plc(b)	1,624,570
130,300	Iberdrola SA(b,c)	3,312,524	198,227	BP Amoco plc(b)	2,180,009
25,800	Indra Sistemas SA(b,c)	511,840	199,691	British Sky Broadcasting
153,300	Repsol YPF SA(b,c)	4,281,100		Group plc(b)	1,871,340
990	Sacyr Vallehermoso SA(c)	22,902	215,400	Capita Group plc(b)	1,367,241
31,700	Sacyr Vallehermoso SA(b,c)	731,479	14,180	Carnival plc(b)	762,278
35,706	Telefonica SA(b)	599,963	351,703	GlaxoSmithKline plc(b)	8,269,842
10,616	Telefonica SA ADR(c)	535,577	734,700	Group 4 Securicor plc(b)	2,033,918

	Total Spain	19,595,075	92,400	GUS plc(b)	1,467,747

			99,900	iSOFT Group plc(b)	747,231
The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Partner International Stock Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (80.5%)	Value	Shares	Common Stock (80.5%)	Value

United Kingdom — continued			423,800	Signet Group plc(b)	$871,285
951,091	Kingfisher plc(b)	$4,295,789	106,337	Unilever plc(b)	1,027,899
442,700	Lloyds TSB Group plc(b)	3,740,154	3,407,238	Vodafone Group plc(b)	8,775,582
607,400	Marks and Spencer Group plc(b)	3,817,013	119,700	William Hill plc(b)	1,210,590
297,000	Pearson plc(b)	3,551,368	457,620	WPP Group plc(b)	4,834,285

195,251	Reed Elsevier plc(b)	1,800,942		Total United Kingdom	64,086,621

203,849	Royal Bank of Scotland

	Group plc(b)	6,055,283		Total Common Stock
64,400	Royal Dutch Shell plc(d)	1,977,271		(cost $293,316,032)	$325,659,553

Shares	Collateral Held for Securities Loaned (16.3%)	Interest Rate(f)	Maturity Date	Value

65,875,437	Thrivent Financial Securities Lending Trust	3.330%	N/A	$65,875,437

	Total Collateral Held for Securities Loaned
	(cost $65,875,437)			65,875,437

Shares or
Principal
Amount	Short-Term Investments (3.2%)	Interest Rate(f)	Maturity Date	Value

$7,730,000	Greenwich Capital Holdings, Inc.	3.280%	8/1/2005	$7,728,591
5,354,833	Thrivent Money Market Fund	2.960	N/A	5,354,833

	Total Short-Term Investments (at amortized cost)			13,083,424

	Total Investments
	(cost $372,274,893)			$404,618,414

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Security is fair valued.

(c)	All or a portion of the security is on loan.

(d)	Non-income producing security.

(e)	The market value of the denoted categories of investments represents less than 0.1% of the total investments of the Thrivent Partner International Stock Fund.

(f)	The interest rate shown reflects the yield or, for securities purchased at a discount, the discount rate at the date of purchase.

(g)	Miscellaneous footnotes:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

GDR — Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

At July 29, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $37,931,959 and $(5,588,438), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Growth Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (94.2%)	Value	Shares	Common Stock (94.2%)	Value

Consumer Discretionary (15.7%)			27,000	Target Corporation	$1,586,250
2,600	Abercrombie & Fitch Company	$187,330	32,990	Time Warner, Inc.(b)	561,490
4,000	Advance Auto Parts, Inc.(b)	275,840	8,100	Univision Communications, Inc.(b)	229,068
7,300	Apollo Group, Inc.(b)	548,595	9,333	Viacom, Inc.	312,562
13,500	Bed Bath & Beyond, Inc.(b)	619,650	23,900	Walt Disney Company	612,796
12,175	Best Buy Company, Inc.	932,605	3,350	Whirlpool Corporation	267,933
6,300	Cablevision Systems		15,900	XM Satellite Radio Holdings, Inc.(b,c)	566,517
	New York Group(b)	195,111	4,000	Yum! Brands, Inc.	209,400

23,850	Carnival Corporation	1,249,740		Total Consumer
3,250	Centex Corporation	240,435		Discretionary	25,581,640

1,600	Cheesecake Factory, Inc.(b,c)	57,216
21,850	Coach, Inc.(b)	767,154	Consumer Staples (7.5%)
17,435	Comcast Corporation(b)	523,050	7,300	Altria Group, Inc.	488,808
1,800	DreamWorks Animation		9,900	Avon Products, Inc.	323,829
	SKG, Inc.(b,c)	42,390	14,850	Coca-Cola Company	649,836
48,050	eBay, Inc.(b)	2,007,529	10,100	Colgate-Palmolive Company	534,694
3,800	Education Management		2,750	Constellation Brands, Inc.(b)	75,350
	Corporation(b,c)	132,050	29,200	CVS Corporation	906,076
3,950	Grupo Televisia SA ADR	260,582	19,140	Gillette Company	1,027,244
5,250	Harley-Davidson, Inc.	279,248	32,200	PepsiCo, Inc.	1,755,866
4,000	Harman International		43,950	Procter & Gamble Company	2,444,938
	Industries, Inc.	343,800	9,300	SYSCO Corporation	335,358
7,050	Harrah’s Entertainment, Inc.	555,117	37,150	Wal-Mart Stores, Inc.	1,833,352
14,850	Hilton Hotels Corporation	367,538	24,040	Walgreen Company	1,150,554
37,770	Home Depot, Inc.	1,643,373	8,650	William Wrigley Jr. Company	615,361

13,850	IAC/InterActiveCorp(b)	369,795		Total Consumer Staples	12,141,266

8,650	International Game Technology	236,664
7,350	J.C. Penney Company, Inc.		Energy (5.8%)
	(Holding Company)	412,629	7,188	Apache Corporation	491,659
4,600	KB Home	376,786	2,050	Arch Coal, Inc.(c)	116,686
17,100	Kohl’s Corporation(b)	963,585	7,850	Baker Hughes, Inc.	443,839
4,750	Lennar Corporation	319,532	4,400	BJ Services Company	268,356
24,050	Liberty Media Corporation(b)	211,400	5,750	Burlington Resources, Inc.	368,632
24,350	Lowe’s Companies, Inc.	1,612,457	7,450	ConocoPhillips	466,296
3,500	Marriott International, Inc.	239,645	1,500	Devon Energy Corporation	84,135
10,800	McDonald’s Corporation	336,636	9,650	ENSCO International, Inc.	389,667
6,300	McGraw-Hill Companies, Inc.	289,863	6,500	EOG Resources, Inc.	397,150
9,150	MGM MIRAGE(b)	415,868	18,570	Exxon Mobil Corporation	1,090,988
13,000	News Corporation ADR(c)	225,420	13,950	Halliburton Company	781,898
8,650	NIKE, Inc.	724,870	6,450	Nabors Industries, Ltd.(b)	422,152
5,150	PETsMART, Inc.	153,212	4,350	National Oilwell Varco, Inc.(b)	227,722
4,050	Pulte Homes, Inc.	379,161	3,600	Noble Corporation	241,848
36,725	Staples, Inc.	836,228	7,900	Peabody Energy Corporation	519,346
17,450	Starbucks Corporation(b)	916,998	13,080	Schlumberger, Ltd.	1,095,319
12,100	Starwood Hotels & Resorts		6,005	Smith International, Inc.	407,980
	Worldwide, Inc.	766,172	6,150	Spinnaker Exploration Company(b)	241,326
3,000	Station Casinos, Inc.(c)	220,350

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Growth Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (94.2%)	Value	Shares	Common Stock (94.2%)	Value

Energy — continued			23,229	Caremark Rx, Inc.(b)	$1,035,549
13,650	Transocean, Inc.(b)	$770,270	3,750	Celgene Corporation(b,c)	179,438
1,950	Valero Energy Corporation	161,421	4,900	Community Health
12,950	XTO Energy, Inc.	454,416		Systems, Inc.(b)	189,189

	Total Energy	9,441,106	10,200	Eli Lilly and Company	574,464

			7,350	Fisher Scientific
Financials (8.8%)				International, Inc.(b)	492,818
4,650	AFLAC, Inc.	209,715	3,850	Forest Laboratories, Inc.(b)	153,692
16,000	American Express Company	880,000	33,250	Genentech, Inc.(b)	2,970,222
20,650	American International		8,450	Genzyme Corporation(b)	628,764
	Group, Inc.	1,243,130	27,800	Gilead Sciences, Inc.(b)	1,245,718
5,500	Aspen Insurance Holdings, Ltd.(c)	156,255	62,308	Johnson & Johnson	3,985,217
7,900	Bank of America Corporation	344,440	5,000	Laboratory Corporation of
2,350	Bear Stearns Companies, Inc.	239,958		America Holdings(b)	253,350
7,200	Capital One Financial Corporation	594,000	3,350	LifePoint Hospitals, Inc.(b)	156,646
28,450	Charles Schwab Corporation	389,765	11,700	Medco Health Solutions, Inc.(b)	566,748
1,300	Chicago Mercantile Exchange(c)	391,365	35,430	Medtronic, Inc.	1,911,094
24,646	Citigroup, Inc.	1,072,101	8,450	Novartis AG ADR	411,600
12,400	Countrywide Financial Corporation	446,400	64,455	Pfizer, Inc.	1,708,058
5,700	E*TRADE Financial Corporation(b)	88,407	4,100	Sanofi-Aventis ADR	177,530
7,600	Federal Home Loan		20,100	Schering-Plough Corporation	418,482
	Mortgage Corporation	480,928	6,100	Sepracor, Inc.(b,c)	319,335
6,800	Franklin Resources, Inc.	549,576	22,200	St. Jude Medical, Inc.(b)	1,052,502
5,950	Golden West Financial Corporation	387,464	3,650	Stryker Corporation	197,428
11,850	Goldman Sachs Group, Inc.	1,273,638	17,850	Teva Pharmaceutical
4,650	Legg Mason, Inc.	474,998		Industries, Ltd.	560,490
5,280	Lehman Brothers Holdings, Inc.	555,086	69,550	UnitedHealth Group, Inc.	3,637,465
13,150	MBNA Corporation	330,854	5,200	Varian Medical Systems, Inc.(b)	204,152
13,750	Merrill Lynch & Company, Inc.	808,225	15,250	WellPoint, Inc.(b)	1,078,785
5,200	Moody’s Corporation	246,012	22,460	Wyeth	1,027,545
6,600	Morgan Stanley	350,130	18,450	Zimmer Holdings, Inc.(b)	1,519,542

4,100	Northern Trust Corporation	208,280		Total Health Care	33,262,350

7,400	Prudential Financial, Inc.	495,060
18,100	SLM Corporation	931,969	Industrials (7.5%)
8,800	State Street Corporation	437,712	6,700	3M Company	502,500
4,450	T. Rowe Price Group, Inc.	295,258	24,100	AMR Corporation(b)	338,605
6,850	Wells Fargo & Company	420,179	7,850	Boeing Company	518,178

	Total Financials	14,300,905	6,500	Burlington Northern

				Santa Fe Corporation	352,625
Health Care (20.5%)			21,000	Caterpillar, Inc.	1,132,110
17,910	Abbott Laboratories	835,143	10,300	Danaher Corporation	571,135
11,950	Aetna, Inc.	924,930	6,050	Deere & Company	444,856
8,950	Alcon, Inc.	1,025,222	7,550	FedEx Corporation	634,880
36,650	Amgen, Inc.(b)	2,922,838	4,100	General Dynamics Corporation	472,279
11,050	Biomet, Inc.	421,336	85,570	General Electric Company	2,952,165
8,750	Boston Scientific Corporation(b)	253,312	12,100	Honeywell International, Inc.	475,288
3,350	C.R. Bard, Inc.	223,746	4,250	L-3 Communications Holdings, Inc.	332,478

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Growth Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (94.2%)	Value	Shares	Common Stock (94.2%)	Value

Industrials — continued			52,350	Motorola, Inc.	$1,108,773
2,750	Monster Worldwide, Inc.(b)	$83,518	32,400	Nasdaq (100) Trust(c)	1,282,068
8,650	Robert Half International, Inc.	293,148	11,700	Network Appliance, Inc.(b)	298,467
6,600	Rockwell Automation, Inc.	339,966	24,365	Nokia Oyj ADR	388,622
2,050	Textron, Inc.	152,048	107,995	Oracle Corporation(b)	1,466,572
37,450	Tyco International, Ltd.	1,141,102	5,500	Parametric Technology
7,350	United Parcel Service, Inc.	536,330		Corporation(b)	37,950
19,830	United Technologies Corporation	1,005,381	16,100	Paychex, Inc.	562,051

	Total Industrials	12,278,592	58,150	QUALCOMM, Inc.	2,296,344

			3,750	Research in Motion, Ltd.(b)	264,975
Information Technology (24.7%)			8,250	SAP AG	353,265
7,300	Accenture, Ltd.(b)	182,792	51,350	Symantec Corporation(b)	1,128,160
18,450	Adobe Systems, Inc.	546,858	41,200	Texas Instruments, Inc.	1,308,512
18,050	Altera Corporation(b)	394,754	21,300	VeriSign, Inc.(b)	560,403
14,100	Amdocs, Ltd.(b)	418,629	17,250	webMethods, Inc.(b,c)	104,708
17,260	Analog Devices, Inc.	676,592	6,500	Xilinx, Inc.	184,275
18,100	Apple Computer, Inc.(b)	771,965	57,850	Yahoo!, Inc.(b)	1,928,719

46,100	Applied Materials, Inc.	851,006		Total Information
7,150	Automatic Data Processing, Inc.	317,532		Technology	40,182,289

9,700	Broadcom Corporation(b)	414,869
142,350	Cisco Systems, Inc.(b)	2,726,002	Materials (1.4%)
10,000	Citrix Systems, Inc.(b)	238,300	8,150	Dow Chemical Company	390,792
4,450	Cognizant Technology		4,550	Ecolab, Inc.	152,789
	Solutions Corporation(b)	218,406	11,350	Lyondell Chemical Company	317,119
11,400	Comverse Technology, Inc.(b)	288,306	10,200	Monsanto Company	687,174
24,100	Corning, Inc.(b)	459,105	3,250	Phelps Dodge Corporation	345,962
11,400	Cypress Semiconductor		8,800	Praxair, Inc.	434,632

	Corporation(b,c)	163,704		Total Materials	2,328,468

87,050	Dell, Inc.(b)	3,522,914
21,120	Electronic Arts, Inc.(b)	1,216,512	Miscellaneous (0.8%)
94,030	EMC Corporation(b,d)	1,287,271	10,000	Midcap SPDR Trust Series 1(c)	1,315,300

9,350	First Data Corporation	384,659		Total Miscellaneous	1,315,300

5,450	Google, Inc.(b)	1,568,292
3,850	Infosys Technologies, Ltd. ADR(c)	274,043	Telecommunications Services (1.5%)
104,950	Intel Corporation	2,848,343	6,450	ALLTEL Corporation	428,925
10,750	International Business		23,100	America Movil SA de CV ADR	514,206
	Machines Corporation	897,195	7,350	American Tower Corporation(b,c)	168,903
24,150	Juniper Networks, Inc.(b)	579,358	10,300	Nextel Communications, Inc.(b)	358,440
13,600	Linear Technology Corporation	528,496	34,150	Sprint Corporation	918,635

80,750	Lucent Technologies, Inc.(b,c)	236,598		Total Telecommunications
15,700	Marvell Technology Group, Ltd.(b)	685,933		Services	2,389,109

9,700	Maxim Integrated Products, Inc.	406,139

19,400	Micromuse, Inc.(b)	109,610		Total Common Stock
144,250	Microsoft Corporation	3,694,242		(cost $143,039,665)	153,221,025

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Growth Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Collateral Held for Securities Loaned (2.5%)	Interest Rate(e)	Maturity Date	Value

4,065,589	Thrivent Financial Securities Lending Trust	3.330%	N/A	$4,065,589

	Total Collateral Held for Securities Loaned
	(cost $4,065,589)			4,065,589

Shares	Short-Term Investments (3.3%)	Interest Rate(e)	Maturity Date	Value

5,351,061	Thrivent Money Market Fund	2.960%	N/A	$5,351,061

	Total Short-Term Investments (at amortized cost)			5,351,061

	Total Investments (cost $152,456,315)			$162,637,675

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Non-income producing security.

(c)	All or a portion of the security is on loan.

(d)	At July 29, 2005, 4,000 shares of EMC Corporation common stock valued at $54,760 were earmarked as collateral to cover call options written as follows:

	Number of	Exercise	Expiration		Unrealized
Call Options Written	Contracts	Price	Date	Value	Gain

EMC Corporation	40	$14	August 2005	$(800)	$1,320

(e)	The interest rate shown reflects the yield.

(f)	Miscellaneous footnote:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

At July 29, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $14,806,684 and $(4,625,324), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Value Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (92.5%)	Value	Shares	Common Stock (92.5%)	Value

Consumer Discretionary (9.1%)			Financials (25.5%)
47,000	Barnes & Noble, Inc.(b)	$1,927,940	41,800	ACE, Ltd.	$1,931,578
57,900	Comcast Corporation(b)	1,779,267	72,700	Allstate Corporation	4,453,602
19,830	Discovery Holding Company(b)	282,974	53,400	American International
25,800	Federated Department Stores, Inc.	1,957,446		Group, Inc.	3,214,680
42,100	Home Depot, Inc.	1,831,771	56,100	Associated Banc-Corp(c)	1,910,766
48,100	J.C. Penney Company, Inc.		221,080	Bank of America Corporation	9,639,088
	(Holding Company)	2,700,334	34,300	Capital One Financial
36,500	Johnson Controls, Inc.	2,096,560		Corporation	2,829,750
198,100	Liberty Media Corporation(b)	1,741,299	24,400	Chubb Corporation	2,167,208
120,200	McDonald’s Corporation	3,746,634	47,800	CIT Group, Inc.	2,109,892
44,300	McGraw-Hill Companies, Inc.	2,038,243	236,432	Citigroup, Inc.	10,284,792
34,600	Office Depot, Inc.(b)	981,948	26,500	City National Corporation	1,936,355
70,500	Sherwin-Williams Company	3,356,505	30,400	Equity Office Properties Trust	1,077,680
38,520	Target Corporation	2,263,050	23,300	Everest Re Group, Ltd.(c)	2,269,420
312,400	Time Warner, Inc.(b)	5,317,048	49,740	Federal Home Loan
21,700	Viacom, Inc.	726,733		Mortgage Corporation	3,147,547
129,200	Walt Disney Company	3,312,688	26,300	Goldman Sachs Group, Inc.	2,826,724

	Total Consumer		25,380	Hartford Financial Services
	Discretionary	36,060,440		Group, Inc.	2,044,867

			148,100	J.P. Morgan Chase & Company	5,204,234
Consumer Staples (6.1%)			20,100	Lehman Brothers Holdings, Inc.	2,113,113
88,700	Altria Group, Inc.	5,939,352	65,000	Mellon Financial Corporation	1,979,900
164,560	CVS Corporation	5,106,297	64,900	Merrill Lynch & Company, Inc.	3,814,822
85,400	Kellogg Company	3,869,474	54,500	Morgan Stanley	2,891,225
79,210	Kimberly-Clark Corporation	5,050,430	41,100	Northern Trust Corporation	2,087,880
35,100	PepsiCo, Inc.	1,914,003	17,400	PMI Group, Inc.	712,530
27,300	Reynolds American, Inc.(c)	2,274,363	74,400	Principal Financial Group, Inc.	3,269,880

	Total Consumer Staples	24,153,919	119,700	Providian Financial Corporation(b,c)	2,262,330

			55,500	Prudential Financial, Inc.	3,712,950
Energy (12.3%)			21,900	Simon Property Group, Inc.	1,746,306
34,350	Apache Corporation	2,349,540	50,800	St. Paul Travelers Companies, Inc.	2,236,216
18,000	Baker Hughes, Inc.	1,017,720	57,600	State Street Corporation	2,865,024
54,200	BP plc	3,570,696	65,800	U.S. Bancorp	1,977,948
105,314	Chevron Corporation	6,109,265	91,040	Wachovia Corporation	4,586,595
120,012	ConocoPhillips	7,511,551	22,500	Washington Mutual, Inc.	955,800
48,200	Devon Energy Corporation	2,703,538	72,600	Wells Fargo & Company	4,453,284
245,300	Exxon Mobil Corporation	14,411,374	29,100	Zions Bancorporation	2,080,068

36,400	Halliburton Company	2,040,220		Total Financials	100,794,054

34,300	Marathon Oil Corporation	2,001,748
31,600	Nabors Industries, Ltd.(b)	2,068,220	Health Care (8.0%)
51,300	National Oilwell Varco, Inc.(b)	2,685,555	47,700	Abbott Laboratories	2,224,251
20,500	Transocean, Inc.(b)	1,156,815	27,000	Aetna, Inc.	2,089,800
16,000	Weatherford International, Ltd.(b)	1,012,480	49,000	Baxter International, Inc.	1,924,230

	Total Energy	48,638,722	18,000	CIGNA Corporation	1,921,500

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Value Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (92.5%)	Value	Shares	Common Stock (92.5%)	Value

Health Care — continued			86,600	National Semiconductor
85,000	HCA, Inc.	$4,186,250		Corporation	$2,139,886
68,560	Johnson & Johnson	4,385,098	218,650	Nokia Oyj ADR	3,487,468

44,908	Medco Health Solutions, Inc.(b)	2,175,344		Total Information
195,400	Pfizer, Inc.	5,178,100		Technology	29,911,871

131,400	Sanofi-Aventis ADR	5,689,620
42,300	Wyeth	1,935,225	Materials (3.9%)

	Total Health Care	31,709,418	66,250	Alcoa, Inc.	1,858,312

			69,200	Dow Chemical Company	3,318,140
Industrials (12.4%)			80,500	E.I. du Pont de Nemours
68,900	AMR Corporation(b,c)	968,045		and Company	3,435,740
32,800	Canadian National		48,840	International Paper Company	1,543,344
	Railway Company	2,179,560	59,600	MeadWestvaco Corporation	1,741,512
46,500	Caterpillar, Inc.	2,506,815	8,800	Phelps Dodge Corporation	936,760
13,700	Deere & Company	1,007,361	50,600	Praxair, Inc.	2,499,134

69,500	Emerson Electric Company	4,573,100		Total Materials	15,332,942

10,400	General Dynamics Corporation	1,197,976
218,300	General Electric Company	7,531,350	Telecommunications Services (4.2%)
103,158	Honeywell International, Inc.	4,052,046	28,000	ALLTEL Corporation	1,862,000
19,300	Lockheed Martin Corporation	1,204,320	75,520	BellSouth Corporation	2,084,352
31,600	Northrop Grumman Corporation	1,752,220	30,400	Nextel Communications, Inc.(b)	1,057,920
63,500	Parker-Hannifin Corporation	4,173,220	151,387	SBC Communications, Inc.	3,701,412
96,000	Republic Services, Inc.	3,480,000	102,000	Sprint Corporation	2,743,800
137,400	Steelcase, Inc.(c)	2,011,536	121,364	Verizon Communications, Inc.	4,154,290
32,100	Textron, Inc.	2,380,857	37,400	Vodafone Group plc ADR(c)	966,042

182,400	Tyco International, Ltd.	5,557,728		Total Telecommunications
14,200	Union Pacific Corporation	998,402		Services	16,569,816

66,000	United Technologies Corporation	3,346,200

	Total Industrials	48,920,736	Utilities (3.4%)

			26,370	Dominion Resources, Inc.	1,947,688
Information Technology (7.6%)			27,700	Entergy Corporation	2,158,938
126,900	Amdocs, Ltd.(b)	3,767,661	83,800	Exelon Corporation	4,484,976
59,420	Applied Materials, Inc.	1,096,893	49,800	FirstEnergy Corporation	2,479,044
300,400	Cisco Systems, Inc.(b)	5,752,660	17,700	PPL Corporation	1,089,966
96,500	Comverse Technology, Inc.(b)	2,440,485	14,000	TXU Corporation	1,212,960

41,000	Intel Corporation	1,112,740		Total Utilities	13,373,572

66,350	International Business

	Machines Corporation	5,537,571		Total Common Stock
178,700	Microsoft Corporation	4,576,507		(cost $307,728,797)	365,465,490

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Value Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Collateral Held for Securities Loaned (1.5%)	Interest Rate(d)	Maturity Date	Value

6,128,176	Thrivent Financial Securities Lending Trust	3.330%	N/A	$6,128,176

	Total Collateral Held for Securities Loaned
	(cost $6,128,176)			6,128,176

Shares or
Principal
Amount	Short-Term Investments (6.0%)	Interest Rate(d)	Maturity Date	Value

$5,455,000	Novartis Finance Corporation	3.280%	8/1/2005	$5,454,006
18,057,421	Thrivent Money Market Fund	2.960	N/A	18,057,421

	Total Short-Term Investments (at amortized cost)			23,511,427

	Total Investments (cost $337,368,400)			$395,105,093

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Non-income producing security.

(c)	All or a portion of the security is on loan.

(d)	The interest rate shown reflects the yield or, for securities purchased at a discount, the discount rate at the date of purchase.

(e)	Miscellaneous footnote:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

At July 29, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $62,955,401 and $(5,218,708), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Stock Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (90.5%)	Value	Shares	Common Stock (90.5%)	Value

Consumer Discretionary (13.4%)			129,900	Kimberly-Clark Corporation	$8,282,424
171,800	American Eagle Outfitters, Inc.(b)	$5,660,810	240,200	Kraft Foods, Inc.(b)	7,338,110
174,400	Best Buy Company, Inc.	13,359,040	764,100	PepsiCo, Inc.	41,666,373
125,100	Black & Decker Corporation	11,297,781	920,000	Procter & Gamble Company(b)	51,179,600
298,400	Brunswick Corporation	13,893,504	238,600	SUPERVALU, Inc.(b)	8,446,440
300,000	Carnival Corporation	15,720,000	1,034,900	Wal-Mart Stores, Inc.	51,072,315
1,279,300	Comcast Corporation(c)	38,379,000	227,100	Walgreen Company(b)	10,869,006

622,266	D.R. Horton, Inc.(b)	25,562,687		Total Consumer Staples	297,004,054

354,100	eBay, Inc.(c)	14,794,298
108,100	Federated Department Stores, Inc. 8,201,547		Energy (9.0%)
159,600	Fortune Brands, Inc.(b)	15,090,180	239,500	Apache Corporation	16,381,800
162,800	Harley-Davidson, Inc.(b)	8,659,332	216,300	BJ Services Company(b)	13,192,137
402,900	Hilton Hotels Corporation	9,971,775	307,000	Burlington Resources, Inc.	19,681,770
943,100	Home Depot, Inc.	41,034,281	224,100	Chesapeake Energy Corporation(b) 5,851,251
285,900	J.C. Penney Company, Inc.		823,500	Chevron Corporation	47,771,235
	(Holding Company)(b)	16,050,426	467,800	ConocoPhillips(b)	29,279,602
211,600	Kohl’s Corporation(b,c)	11,923,660	2,025,346	Exxon Mobil Corporation	118,989,077
314,500	Lowe’s Companies, Inc.	20,826,190	340,600	Halliburton Company(b)	19,090,630
1,018,800	McDonald’s Corporation(b)	31,755,996	145,900	Nabors Industries, Ltd.(b,c)	9,549,155
334,600	McGraw-Hill Companies, Inc.	15,394,946	189,500	National Oilwell Varco, Inc.(b,c)	9,920,325
329,600	MGM MIRAGE(b,c)	14,980,320	220,400	Patterson-UTI Energy, Inc.(b)	7,235,732
130,500	Michaels Stores, Inc.(b)	5,350,500	316,200	Peabody Energy Corporation(b)	20,786,988
130,000	NIKE, Inc.	10,894,000	139,800	Precision Drilling Corporation(b,c) 5,879,988
741,200	Nordstrom, Inc.(b)	27,431,812	141,200	Schlumberger, Ltd.	11,824,088
159,500	PETsMART, Inc.(b)	4,745,125	66,500	Smith International, Inc.(b)	4,518,010
200,100	Pulte Homes, Inc.(b)	18,733,362	117,700	Unocal Corporation	7,632,845
542,900	Staples, Inc.(b)	12,361,833	100,600	Valero Energy Corporation(b)	8,327,668
393,640	Starwood Hotels & Resorts		198,600	XTO Energy, Inc.(b)	6,968,874

	Worldwide, Inc.	24,925,285		Total Energy	362,881,175

519,200	Target Corporation(b)	30,503,000
1,687,300	Time Warner, Inc.(c)	28,717,846	Financials (15.8%)
126,000	Viacom, Inc.	4,219,740	423,300	Allstate Corporation	25,931,358
1,012,200	Walt Disney Company	25,952,808	215,300	American Capital
316,600	Yum! Brands, Inc.	16,574,010		Strategies, Ltd.(b)	8,101,739

	Total Consumer		846,500	American Express Company	46,557,500
	Discretionary	542,965,094	861,152	American International

				Group, Inc.	51,841,350
Consumer Staples (7.3%)			1,552,182	Bank of America Corporation	67,675,135
772,000	Altria Group, Inc.	51,693,120	60,600	Bear Stearns Companies, Inc.(b)	6,187,866
190,600	Anheuser-Busch		174,000	Capital One Financial
	Companies, Inc.(b)	8,453,110		Corporation(b)	14,355,000
144,800	Bunge Limited Finance		168,700	Chubb Corporation	14,983,934
	Corporation(b)	8,889,272	178,100	CIT Group, Inc.(b)	7,861,334
347,100	Coca-Cola Company	15,189,096	1,819,048	Citigroup, Inc.	79,128,588
324,000	Constellation Brands, Inc.(b,c)	8,877,600	257,400	Federal Home Loan
679,000	CVS Corporation	21,069,370		Mortgage Corporation	16,288,272
87,800	Kellogg Company	3,978,218

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Stock Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (90.5%)	Value	Shares	Common Stock (90.5%)	Value

Financials — continued			329,500	St. Jude Medical, Inc.(c)	$15,621,595
291,300	Federal National Mortgage		280,400	Teva Pharmaceutical
	Association(b)	$16,272,018		Industries, Ltd.(b)	8,804,560
59,000	Franklin Resources, Inc.	4,768,380	591,800	UnitedHealth Group, Inc.	30,951,140
418,200	Goldman Sachs Group, Inc.(b)	44,948,136	368,600	WellPoint, Inc.(c)	26,074,764
151,100	Hartford Financial		745,900	Wyeth	34,124,925
	Services Group, Inc.(b)	12,174,127	134,300	Zimmer Holdings, Inc.(c)	11,060,948

985,784	J.P. Morgan Chase & Company	34,640,450		Total Health Care	546,360,276

131,400	Lehman Brothers Holdings, Inc.	13,814,082
118,900	Loews Corporation(b)	9,943,607	Industrials (9.4%)
586,800	MBNA Corporation	14,763,888	114,300	3M Company	8,572,500
435,900	Merrill Lynch & Company, Inc.	25,622,202	260,000	American Standard
465,300	MetLife, Inc.(b)	22,864,842		Companies, Inc.	11,512,800
81,850	Morgan Stanley	4,342,142	94,100	Burlington Northern
161,200	North Fork Bancorporation, Inc.(b) 4,415,268			Santa Fe Corporation	5,104,925
99,200	Progressive Corporation	9,889,248	81,200	C.H. Robinson Worldwide, Inc.	5,080,684
398,900	Prudential Financial, Inc.	26,686,410	364,000	Caterpillar, Inc.(b)	19,623,240
132,000	SAFECO Corporation	7,252,080	111,800	Danaher Corporation(b)	6,199,310
209,300	Wachovia Corporation(b)	10,544,534	208,400	Deere & Company	15,323,652
545,200	Wells Fargo & Company	33,442,568	53,200	Fastenal Company	3,492,048
46,500	Zions Bancorporation(b)	3,323,820	154,400	General Dynamics Corporation(b)	17,785,336

	Total Financials	638,619,878	2,921,800	General Electric Company	100,802,100

			506,800	Honeywell International, Inc.	19,907,104
Health Care (13.5%)			231,600	Ingersoll-Rand Company	18,104,172
471,700	Abbott Laboratories	21,995,371	399,700	JB Hunt Transport Services, Inc.	7,846,111
201,100	Aetna, Inc.	15,565,140	135,900	Lockheed Martin Corporation	8,480,160
518,400	Amgen, Inc.(c)	41,342,400	160,900	Manpower, Inc.	7,691,020
152,400	Bausch & Lomb, Inc.	12,900,660	590,100	Norfolk Southern Corporation(b)	21,957,621
204,900	C.R. Bard, Inc.(b)	13,685,271	204,800	Northrop Grumman Corporation	11,356,160
458,300	Caremark Rx, Inc.(c)	20,431,014	131,600	PACCAR, Inc.	9,504,152
134,700	Eli Lilly and Company	7,586,304	1,239,700	Tyco International, Ltd.	37,773,659
159,100	Fisher Scientific		246,900	United Parcel Service, Inc.	18,016,293
	International, Inc.(c)	10,667,655	496,600	United Technologies Corporation	25,177,620

137,300	Genentech, Inc.(b,c)	12,265,009		Total Industrials	379,310,667

160,700	Gilead Sciences, Inc.(c)	7,200,967
158,800	Guidant Corporation	10,925,440	Information Technology (15.3%)
202,800	Henry Schein, Inc.(b,c)	8,754,876	431,000	Accenture, Ltd.(b,c)	10,792,240
197,800	Humana, Inc.(c)	7,882,330	763,600	Adobe Systems, Inc.(b)	22,633,104
1,280,000	Johnson & Johnson	81,868,800	90,900	Affiliated Computer
144,600	Kinetic Concepts, Inc.(b,c)	8,671,662		Services, Inc.(b,c)	4,542,273
149,100	Laboratory Corporation of		243,600	Altera Corporation(b,c)	5,327,532
	America Holdings(b,c)	7,554,897	190,800	Analog Devices, Inc.	7,479,360
149,400	LifePoint Hospitals, Inc.(b,c)	6,985,944	427,600	Apple Computer, Inc.(b,c)	18,237,140
228,400	Medco Health Solutions, Inc.(b,c)	11,063,696	428,500	Applied Materials, Inc.	7,910,110
672,000	Medtronic, Inc.	36,247,680	195,000	ATI Technologies, Inc.(c)	2,455,050
2,542,175	Pfizer, Inc.	67,367,638	302,300	Automatic Data Processing, Inc.	13,425,143
202,300	Sanofi-Aventis ADR	8,759,590	2,548,900	Cisco Systems, Inc.(c)	48,811,435

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Stock Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Shares	Common Stock (90.5%)	Value	Shares	Common Stock (90.5%)	Value

Information Technology — continued			136,100	PPG Industries, Inc.	$8,850,583
485,600	Corning, Inc.(c)	$9,250,680	366,600	Praxair, Inc.	18,106,374
1,176,700	Dell, Inc.(c)	47,621,049	105,300	Weyerhaeuser Company(b)	7,263,594

1,413,900	EMC Corporation(c)	19,356,291		Total Materials	91,744,225

230,692	First Data Corporation	9,490,669
541,000	Hewlett-Packard Company(b)	13,319,420	Miscellaneous (0.4%)
2,292,800	Intel Corporation	62,226,592	125,400	S&P 500 Large Index
405,000	International Business			Depository Receipts(b)	15,520,758

	Machines Corporation	33,801,300		Total Miscellaneous	15,520,758

164,700	KLA-Tencor Corporation(b)	8,514,990
290,500	Linear Technology Corporation(b)	11,288,830	Telecommunications Services (2.0%)
132,100	Marvell Technology Group, Ltd.(c)	5,771,449	804,800	Nextel Communications, Inc.(b,c)	28,007,040
181,800	Microchip Technology, Inc.(b)	5,648,526	634,171	SBC Communications, Inc.(b)	15,505,481
3,808,800	Microsoft Corporation	97,543,368	696,300	Sprint Corporation(b)	18,730,470
1,502,000	Motorola, Inc.	31,812,360	564,000	Verizon Communications, Inc.(b)	19,305,720

237,200	Network Appliance, Inc.(c)	6,050,972		Total Telecommunications
329,000	Nokia Oyj ADR(b)	5,247,550		Services	81,548,711

157,400	NVIDIA Corporation(b,c)	4,259,244
2,305,000	Oracle Corporation(c)	31,301,900	Utilities (2.1%)
439,600	QUALCOMM, Inc.	17,359,804	110,900	American Electric Power
549,800	Symantec Corporation(b,c)	12,079,106		Company, Inc.(b)	4,291,830
620,500	Texas Instruments, Inc.	19,707,080	126,100	Dominion Resources, Inc.	9,313,746
407,300	VeriSign, Inc.(b,c)	10,716,063	119,000	Edison International, Inc.	4,864,720
391,400	Yahoo!, Inc.(c)	13,049,276	238,500	Entergy Corporation	18,588,690

	Total Information		206,500	Exelon Corporation(b)	11,051,880
	Technology	617,029,906 181,300		PG&E Corporation	6,822,319

			70,800	PPL Corporation	4,359,864
Materials (2.3%)			102,000	Sempra Energy	4,335,000
160,100	Ball Corporation	6,075,795	233,800	TXU Corporation	20,256,432

490,600	Dow Chemical Company	23,524,270		Total Utilities	83,884,481

115,100	Eastman Chemical Company	6,375,389

200,200	Georgia-Pacific Corporation(b)	6,836,830		Total Common Stock
138,200	Phelps Dodge Corporation(b)	14,711,390		(cost $2,790,448,817)	3,656,869,225

Shares	Collateral Held for Securities Loaned (7.5%) Interest Rate(d)			Maturity Date	Value

304,751,538 Thrivent Financial Securities Lending Trust			3.330%	N/A	$304,751,538

		Total Collateral Held for Securities Loaned
		(cost $304,751,538)			304,751,538

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Stock Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares or
Principal
Amount	Short-Term Investments (2.0%)	Interest Rate(d)	Maturity Date	Value

$11,310,000	BP Capital Markets plc	3.280%	8/1/2005	$11,307,939
25,980,000	Johnson Controls, Inc.	3.280	8/1/2005	25,975,266
7,530,000	Jupiter Securitization Corporation	3.280	8/5/2005	7,525,884
6,500,000	Kitty Hawk Funding Corporation	3.270	8/1/2005	6,498,819
2,690,000	Novartis Finance Corporation	3.280	8/1/2005	2,689,510
27,144,031	Thrivent Money Market Fund	2.960	N/A	27,144,031

	Total Short-Term Investments (at amortized cost)			81,141,449

	Total Investments (cost $3,176,341,804)			$4,042,762,212

(a)	The categories of investments are shown as a percentage of total investments.

(b)	All or a portion of the security is on loan.

(c)	Non-income producing security.

(d)	The interest rate shown reflects the yield or, for securities purchased at a discount, the discount rate at the date of purchase.

(e)	Miscellaneous footnotes:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

At July 29, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $903,012,703 and $(36,592,295), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (94.2%)	Value	Shares	Common Stock (94.2%)	Value

Consumer Discretionary (10.8%)			1,700	Johnson Controls, Inc.	$97,648
1,200	Apollo Group, Inc.(b)	$90,180	1,100	Jones Apparel Group, Inc.	33,627
1,700	AutoNation, Inc.(b)	36,703	600	KB Home	49,146
500	AutoZone, Inc.(b)	48,720	700	Knight-Ridder, Inc.	43,792
2,500	Bed Bath & Beyond, Inc.(b)	114,750	2,600	Kohl’s Corporation(b)	146,510
2,250	Best Buy Company, Inc.	172,350	1,700	Leggett & Platt, Inc.	42,993
1,000	Big Lots, Inc.(b,c)	12,970	3,000	Limited Brands, Inc.	73,140
700	Black & Decker Corporation	63,217	1,100	Liz Claiborne, Inc.	45,771
1,000	Brunswick Corporation	46,560	6,600	Lowe’s Companies, Inc.	437,052
3,500	Carnival Corporation	183,400	1,400	Marriott International, Inc.	95,858
1,000	Centex Corporation	73,980	3,500	Mattel, Inc.	65,275
1,600	Circuit City Stores, Inc.	29,200	2,500	May Department Stores Company	102,625
4,100	Clear Channel		700	Maytag Corporation(c)	11,809
	Communications, Inc.	133,824	10,800	McDonald’s Corporation	336,636
3,200	Coach, Inc.(b)	112,352	3,200	McGraw-Hill Companies, Inc.	147,232
18,987	Comcast Corporation(b)	583,471	400	Meredith Corporation	19,800
600	Cooper Tire & Rubber Company(c)	12,072	1,300	New York Times Company(c)	40,976
2,300	D.R. Horton, Inc.	94,484	2,500	Newell Rubbermaid, Inc.(c)	62,175
1,300	Dana Corporation	20,423	21,100	News Corporation	345,618
1,300	Darden Restaurants, Inc.	45,110	1,600	NIKE, Inc.	134,080
4,800	Delphi Corporation	25,440	1,800	Nordstrom, Inc.	66,618
700	Dillard’s, Inc.	16,002	2,700	Office Depot, Inc.(b)	76,626
2,400	Dollar General Corporation	48,768	800	OfficeMax, Inc.	23,760
700	Dow Jones & Company, Inc.(c)	26,271	1,500	Omnicom Group, Inc.	127,305
2,400	Eastman Kodak Company(c)	64,176	900	Pulte Homes, Inc.	84,258
9,200	eBay, Inc.(b)	384,376	1,300	RadioShack Corporation(c)	30,511
1,500	Family Dollar Stores, Inc.	38,700	500	Reebok International, Ltd.	21,150
1,400	Federated Department Stores, Inc.	106,218	872	Sears Holdings Corporation(b)	134,489
15,700	Ford Motor Company	168,618	1,000	Sherwin-Williams Company	47,610
1,200	Fortune Brands, Inc.	113,460	500	Snap-On, Inc.(c)	18,340
2,100	Gannett Company, Inc.	153,216	600	Stanley Works	29,358
5,200	Gap, Inc.	109,772	6,350	Staples, Inc.	144,590
4,900	General Motors Corporation(c)	180,418	3,400	Starbucks Corporation(b)	178,670
1,500	Genuine Parts Company	68,685	1,800	Starwood Hotels & Resorts
1,500	Goodyear Tire & Rubber Company(b,c)	26,115		Worldwide, Inc.	113,976
1,400	H&R Block, Inc.	79,744	7,600	Target Corporation	446,500
2,400	Harley-Davidson, Inc.	127,656	1,200	Tiffany & Company	40,836
1,500	Harrah’s Entertainment, Inc.	118,110	40,050	Time Warner, Inc.(b)	681,651
1,500	Hasbro, Inc.	32,910	4,100	TJX Companies, Inc.	96,391
3,200	Hilton Hotels Corporation	79,200	2,400	Tribune Company	87,600
18,300	Home Depot, Inc.	796,233	2,200	Univision Communications, Inc.(b)	62,216
2,900	International Game Technology	79,344	800	VF Corporation	47,232
3,600	Interpublic Group of		13,800	Viacom, Inc.	462,162
	Companies, Inc.(b)	45,000	1,300	Visteon Corporation(c)	11,570
2,300	J.C. Penney Company, Inc.		17,400	Walt Disney Company	446,136
	(Holding Company)	129,122	1,000	Wendy’s International, Inc.	51,700

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (94.2%)	Value	Shares	Common Stock (94.2%)	Value

Consumer Discretionary — continued			Energy (8.6%)
600	Whirlpool Corporation	$47,988	600	Amerada Hess Corporation	$70,716
2,400	Yum! Brands, Inc.	125,640	1,945	Anadarko Petroleum Corporation	171,841

	Total Consumer		2,722	Apache Corporation	186,185
	Discretionary	10,927,966	2,900	Baker Hughes, Inc.	163,966

			1,400	BJ Services Company	85,386
Consumer Staples (9.1%)			3,300	Burlington Resources, Inc.	211,563
750	Alberto-Culver Company	33,840	17,956	Chevron Corporation	1,041,628
3,200	Albertson’s, Inc.(c)	68,192	11,896	ConocoPhillips	744,571
17,700	Altria Group, Inc.	1,185,192	4,000	Devon Energy Corporation	224,360
6,600	Anheuser-Busch Companies, Inc.	292,710	5,492	El Paso Corporation	65,904
5,096	Archer-Daniels-Midland Company 116,902		2,000	EOG Resources, Inc.	122,200
4,000	Avon Products, Inc.	130,840	54,500	Exxon Mobil Corporation	3,201,874
600	Brown-Forman Corporation	35,070	4,300	Halliburton Company	241,015
2,100	Campbell Soup Company	64,785	900	Kerr-McGee Corporation	72,189
1,300	Clorox Company	72,605	1,000	Kinder Morgan, Inc.(c)	88,860
17,900	Coca-Cola Company	783,304	3,065	Marathon Oil Corporation	178,901
2,100	Coca-Cola Enterprises, Inc.	49,350	1,300	Nabors Industries, Ltd.(b)	85,085
4,500	Colgate-Palmolive Company	238,230	1,400	National Oilwell Varco, Inc.(b)	73,290
4,400	ConAgra Foods, Inc.	99,924	1,200	Noble Corporation	80,616
1,700	Constellation Brands, Inc.(b)	46,580	3,400	Occidental Petroleum Corporation	279,752
4,100	Costco Wholesale Corporation	188,477	1,100	Rowan Companies, Inc.	37,576
6,900	CVS Corporation	214,107	5,000	Schlumberger, Ltd.	418,700
3,100	General Mills, Inc.	146,940	600	Sunoco, Inc.	75,438
8,500	Gillette Company	456,195	2,700	Transocean, Inc.(b)	152,361
3,000	H.J. Heinz Company	110,340	2,300	Unocal Corporation	149,155
1,600	Hershey Company	102,192	2,100	Valero Energy Corporation	173,838
2,500	Kellogg Company	113,275	1,200	Weatherford International, Ltd.(b)	75,936
4,100	Kimberly-Clark Corporation	261,416	4,800	Williams Companies, Inc.	101,952
6,200	Kroger Company(b)	123,070	3,000	XTO Energy, Inc.	105,270

1,200	McCormick & Company, Inc.	41,736		Total Energy	8,680,128

700	Molson Coors Brewing Company	43,890
1,400	Pepsi Bottling Group, Inc.	40,824	Financials (18.9%)
14,290	PepsiCo, Inc.	779,234	2,400	ACE, Ltd.	110,904
21,100	Procter & Gamble Company	1,173,793	4,300	AFLAC, Inc.	193,930
900	Reynolds American, Inc.(c)	74,979	5,800	Allstate Corporation	355,308
3,800	Safeway, Inc.	92,340	850	Ambac Financial Group, Inc.	61,064
6,700	Sara Lee Corporation	133,531	9,400	American Express Company	517,000
1,300	SUPERVALU, Inc.	46,020	22,144	American International
5,400	SYSCO Corporation	194,724		Group, Inc.	1,333,069
1,400	UST, Inc.	64,428	3,200	AmSouth Bancorporation	89,312
21,400	Wal-Mart Stores, Inc.	1,056,090	2,700	Aon Corporation	68,688
8,800	Walgreen Company	421,168	1,000	Apartment Investment &
1,500	William Wrigley Jr. Company	106,710		Management Company	44,000

	Total Consumer Staples	9,203,003	1,800	Archstone-Smith Trust	76,500

			34,394	Bank of America Corporation	1,499,578

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (94.2%)	Value	Shares	Common Stock (94.2%)	Value

Financials — continued			4,700	National City Corporation	$173,477
6,600	Bank of New York Company, Inc.	$203,148	4,100	North Fork Bancorporation, Inc.	112,299
4,600	BB&T Corporation	192,372	1,600	Northern Trust Corporation	81,280
900	Bear Stearns Companies, Inc.	91,899	1,700	Plum Creek Timber Company, Inc.	64,345
2,100	Capital One Financial Corporation	173,250	2,500	PNC Financial Services Group, Inc.	137,050
8,200	Charles Schwab Corporation	112,340	2,500	Principal Financial Group, Inc.(c)	109,875
1,600	Chubb Corporation	142,112	1,700	Progressive Corporation	169,473
1,507	Cincinnati Financial Corporation	62,119	1,600	ProLogis Trust	72,896
1,800	CIT Group, Inc.(c)	79,452	2,500	Providian Financial Corporation(b)	47,250
44,606	Citigroup, Inc.	1,940,361	4,400	Prudential Financial, Inc.	294,360
1,600	Comerica, Inc.	97,760	4,001	Regions Financial Corporation	134,594
1,100	Compass Bancshares, Inc.	53,031	1,100	SAFECO Corporation	60,434
5,000	Countrywide Financial Corporation	180,000	1,800	Simon Property Group, Inc.	143,532
3,100	E*TRADE Financial Corporation(b)	48,081	3,600	SLM Corporation	185,364
3,500	Equity Office Properties Trust	124,075	3,200	Sovereign Bancorp, Inc.(c)	76,768
2,500	Equity Residential REIT	101,000	5,764	St. Paul Travelers Companies, Inc.	253,731
5,900	Federal Home Loan		2,800	State Street Corporation	139,272
	Mortgage Corporation	373,352	2,700	SunTrust Banks, Inc.	196,344
8,200	Federal National Mortgage		2,700	Synovus Financial Corporation	79,839
	Association	458,052	1,200	T. Rowe Price Group, Inc.	79,620
900	Federated Investors, Inc.	28,746	1,000	Torchmark Corporation	52,270
4,122	Fifth Third Bancorp(c)	177,658	15,618	U.S. Bancorp	469,477
1,200	First Horizon National Corporation(c) 48,948		2,600	UnumProvident Corporation(c)	49,790
1,400	Franklin Resources, Inc.	113,148	13,536	Wachovia Corporation	681,944
2,100	Golden West Financial Corporation	136,752	7,500	Washington Mutual, Inc.	318,600
3,400	Goldman Sachs Group, Inc.	365,432	14,400	Wells Fargo & Company	883,296
2,500	Hartford Financial Services		1,400	XL Capital, Ltd.	100,548
	Group, Inc.	201,425	800	Zions Bancorporation	57,184

2,110	Huntington Bancshares, Inc.	52,623		Total Financials	19,012,475

30,058	J.P. Morgan Chase & Company	1,056,238
2,100	Janus Capital Group, Inc.(c)	31,542	Health Care (12.6%)
1,350	Jefferson-Pilot Corporation	67,730	13,300	Abbott Laboratories	620,179
3,400	KeyCorp	116,416	2,500	Aetna, Inc.	193,500
2,300	Lehman Brothers Holdings, Inc.	241,799	1,100	Allergan, Inc.	98,307
1,500	Lincoln National Corporation	72,450	900	AmerisourceBergen Corporation	64,611
1,100	Loews Corporation	91,993	10,636	Amgen, Inc.(b)	848,221
900	M&T Bank Corporation	97,659	1,800	Applera Corporation (Applied
4,500	Marsh & McLennan Companies, Inc. 130,365			Biosystems Group)	37,476
1,800	Marshall & Ilsley Corporation	82,656	500	Bausch & Lomb, Inc.	42,325
1,200	MBIA, Inc.	72,888	5,300	Baxter International, Inc.	208,131
10,900	MBNA Corporation	274,244	2,100	Becton, Dickinson and Company	116,277
3,800	Mellon Financial Corporation	115,748	2,890	Biogen Idec, Inc.(b)	113,548
8,000	Merrill Lynch & Company, Inc.	470,240	2,175	Biomet, Inc.	82,933
6,200	MetLife, Inc.	304,668	5,700	Boston Scientific Corporation(b)	165,015
900	MGIC Investment Corporation	61,722	16,700	Bristol-Myers Squibb Company	417,166
2,100	Moody’s Corporation	99,351	900	C.R. Bard, Inc.	60,111
9,300	Morgan Stanley	493,365	3,700	Cardinal Health, Inc.	220,446

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (94.2%)	Value	Shares	Common Stock (94.2%)	Value

Health Care — continued			1,400	American Power Conversion
3,900	Caremark Rx, Inc.(b)	$173,862		Corporation	$39,354
1,000	Chiron Corporation(b)	36,230	1,200	American Standard Companies, Inc.	53,136
1,100	CIGNA Corporation	117,425	800	Avery Dennison Corporation	45,336
9,700	Eli Lilly and Company	546,304	7,100	Boeing Company	468,671
1,400	Express Scripts, Inc.(b)	73,220	3,200	Burlington Northern Santa
1,000	Fisher Scientific International, Inc.(b)	67,050		Fe Corporation	173,600
3,000	Forest Laboratories, Inc.(b)	119,760	5,800	Caterpillar, Inc.	312,678
2,100	Genzyme Corporation(b)	156,261	9,000	Cendant Corporation	192,240
3,800	Gilead Sciences, Inc.(b)	170,278	1,100	Cintas Corporation	48,763
2,700	Guidant Corporation	185,760	800	Cooper Industries, Ltd.	51,664
3,400	HCA, Inc.	167,450	1,800	CSX Corporation	81,972
2,100	Health Management Associates, Inc.	49,980	400	Cummins, Inc.	34,176
1,350	Hospira, Inc.(b)	51,638	2,000	Danaher Corporation	110,900
1,300	Humana, Inc.(b)	51,805	2,100	Deere & Company	154,413
2,100	IMS Health, Inc.	57,183	1,400	Delta Air Lines, Inc.(b,c)	4,144
25,490	Johnson & Johnson	1,630,340	1,800	Dover Corporation	74,268
2,033	King Pharmaceuticals, Inc.(b)	22,668	1,200	Eaton Corporation	78,408
1,100	Laboratory Corporation of		3,500	Emerson Electric Company	230,300
	America Holdings(b)	55,737	1,300	Equifax, Inc.	47,320
800	Manor Care, Inc.	30,368	2,500	FedEx Corporation	210,225
2,500	McKesson Corporation	112,500	800	Fluor Corporation(c)	51,040
2,325	Medco Health Solutions, Inc.(b)	112,623	1,700	General Dynamics Corporation	195,823
2,100	MedImmune, Inc.(b)	59,661	90,800	General Electric Company	3,132,600
10,300	Medtronic, Inc.	555,582	1,000	Goodrich Corporation	44,240
18,800	Merck & Company, Inc.	583,928	7,300	Honeywell International, Inc.	286,744
500	Millipore Corporation(b)	30,635	2,100	Illinois Tool Works, Inc.	179,865
1,900	Mylan Laboratories, Inc.(c)	32,984	1,400	Ingersoll-Rand Company	109,438
1,300	PerkinElmer, Inc.	27,274	800	ITT Industries, Inc.	85,120
63,640	Pfizer, Inc.	1,686,460	1,000	L-3 Communications Holdings, Inc.	78,230
1,400	Quest Diagnostics, Inc.	71,876	3,100	Lockheed Martin Corporation	193,440
12,600	Schering-Plough Corporation	262,332	3,700	Masco Corporation	125,467
3,100	St. Jude Medical, Inc.(b)	146,971	1,000	Monster Worldwide, Inc.(b)	30,370
2,900	Stryker Corporation	156,861	600	Navistar International Corporation(b) 20,490
4,000	Tenet Healthcare Corporation(b)	48,560	3,400	Norfolk Southern Corporation	126,514
1,400	Thermo Electron Corporation(b)	41,804	3,034	Northrop Grumman Corporation	168,235
10,800	UnitedHealth Group, Inc.	564,840	1,425	PACCAR, Inc.	102,914
1,000	Waters Corporation(b)	45,280	1,100	Pall Corporation	34,067
900	Watson Pharmaceuticals, Inc.(b)	30,060	1,000	Parker-Hannifin Corporation	65,720
5,300	WellPoint, Inc.(b)	374,922	2,100	Pitney Bowes, Inc.	93,618
11,400	Wyeth	521,550	2,000	R.R. Donnelley & Sons Company	72,100
2,040	Zimmer Holdings, Inc.(b)	168,014	3,800	Raytheon Company	149,454

	Total Health Care	12,686,282 1,300		Robert Half International, Inc.	44,057

			1,400	Rockwell Automation, Inc.	72,114
Industrials (10.5%)			1,500	Rockwell Collins, Inc.	73,200
6,600	3M Company	495,000	600	Ryder System, Inc.	23,394
1,900	Allied Waste Industries, Inc.(b,c)	16,302	5,800	Southwest Airlines Company	82,302

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (94.2%)	Value	Shares	Common Stock (94.2%)	Value

Industrials — continued			13,800	International Business
1,100	Textron, Inc.	$81,587		Machines Corporation	$1,151,748
17,238	Tyco International, Ltd.	525,242	1,500	Intuit, Inc.(b)	72,000
2,200	Union Pacific Corporation	154,682	1,400	Jabil Circuit, Inc.(b)	43,666
9,500	United Parcel Service, Inc.	693,215	12,400	JDS Uniphase Corporation(b,c)	18,724
8,700	United Technologies Corporation	441,090	1,600	KLA-Tencor Corporation	82,720
700	W.W. Grainger, Inc.	43,624	1,000	Lexmark International, Inc.(b)	62,700
4,800	Waste Management, Inc.	134,976	2,600	Linear Technology Corporation	101,036

	Total Industrials	10,637,842	3,300	LSI Logic Corporation(b,c)	32,208

			37,900	Lucent Technologies, Inc.(b,c)	111,047
Information Technology (14.4%)			2,800	Maxim Integrated Products, Inc.	117,236
1,014	ADC Telecommunications, Inc.(b,c)	26,506	700	Mercury Interactive Corporation(b)	27,559
4,100	Adobe Systems, Inc.	121,524	5,200	Micron Technology, Inc.(b)	61,776
3,300	Advanced Micro Devices, Inc.(b,c)	66,264	78,600	Microsoft Corporation	2,012,946
1,000	Affiliated Computer Services, Inc.(b)	49,970	1,300	Molex, Inc.(c)	36,712
3,200	Agilent Technologies, Inc.(b)	83,968	21,000	Motorola, Inc.	444,780
3,100	Altera Corporation(b)	67,797	3,000	National Semiconductor Corporation	74,130
3,100	Analog Devices, Inc.	121,520	1,600	NCR Corporation(b)	55,536
1,400	Andrew Corporation(b,c)	15,386	3,100	Network Appliance, Inc.(b)	79,081
7,000	Apple Computer, Inc.(b)	298,550	3,300	Novell, Inc.(b,c)	20,064
14,000	Applied Materials, Inc.	258,440	1,200	Novellus Systems, Inc.(b)	34,620
2,700	Applied Micro Circuits Corporation(b)	8,127	1,400	NVIDIA Corporation(b,c)	37,884
1,900	Autodesk, Inc.	64,961	31,700	Oracle Corporation(b)	430,486
4,900	Automatic Data Processing, Inc.	217,609	2,400	Parametric Technology Corporation(b)	16,560
4,025	Avaya, Inc.(b,c)	41,578	2,800	Paychex, Inc.	97,748
1,900	BMC Software, Inc.(b)	36,271	1,600	PMC-Sierra, Inc.(b)	15,728
2,100	Broadcom Corporation(b)	89,817	700	QLogic Corporation(b)	21,735
5,000	CIENA Corporation(b)	11,200	14,000	QUALCOMM, Inc.	552,860
54,700	Cisco Systems, Inc.(b)	1,047,505	1,300	Sabre Holdings Corporation(c)	24,960
1,400	Citrix Systems, Inc.(b)	33,362	4,500	Sanmina-SCI Corporation(b)	21,510
4,000	Computer Associates		1,300	Scientific-Atlanta, Inc.	50,050
	International, Inc.	109,800	4,400	Siebel Systems, Inc.	36,960
1,600	Computer Sciences Corporation(b)	73,248	8,300	Solectron Corporation(b)	31,872
3,300	Compuware Corporation(b)	27,819	29,100	Sun Microsystems, Inc.(b)	111,744
1,700	Comverse Technology, Inc.(b)	42,993	2,400	SunGard Data Systems, Inc.(b)	86,136
1,400	Convergys Corporation(b)	20,370	10,147	Symantec Corporation(b)	222,932
12,400	Corning, Inc.(b)	236,220	2,050	Symbol Technologies, Inc.	23,862
20,700	Dell, Inc.(b)	837,729	800	Tektronix, Inc.	20,048
2,700	Electronic Arts, Inc.(b)	155,520	3,900	Tellabs, Inc.(b)	37,908
4,400	Electronic Data Systems Corporation	90,508	1,800	Teradyne, Inc.(b)	27,954
20,500	EMC Corporation(b)	280,645	14,200	Texas Instruments, Inc.	450,992
6,603	First Data Corporation	271,647	2,900	Unisys Corporation(b)	18,763
1,650	Fiserv, Inc.(b)	73,210	8,200	Xerox Corporation(b)	108,322
3,399	Freescale Semiconductor, Inc.(b)	87,524	3,000	Xilinx, Inc.	85,050
2,000	Gateway, Inc.(b,c)	7,960	10,400	Yahoo!, Inc.(b)	346,736

24,741	Hewlett-Packard Company	609,123		Total Information
52,800	Intel Corporation	1,432,992		Technology	14,536,752

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Fund

Schedule of Investments as of July 29, 2005 (unaudited)(a)

Shares	Common Stock (94.2%)	Value	Shares	Common Stock (94.2%)	Value

Materials (2.9%)			28,200	SBC Communications, Inc.	$689,490
1,900	Air Products and Chemicals, Inc.	$113,544	12,700	Sprint Corporation	341,630
7,400	Alcoa, Inc.	207,570	23,700	Verizon Communications, Inc.	811,251

900	Allegheny Technologies, Inc.	26,163		Total Telecommunications
700	Ashland, Inc.	43,015		Services	3,104,014

1,100	Ball Corporation	41,745
1,100	Bemis Company, Inc.	29,700	Utilities (3.3%)
8,183	Dow Chemical Company	392,375	5,500	AES Corporation(b)	88,275
8,500	E.I. du Pont de Nemours		1,300	Allegheny Energy, Inc.(b,c)	37,050
	and Company	362,780	1,800	Ameren Corporation	100,116
700	Eastman Chemical Company	38,773	3,300	American Electric Power
1,700	Ecolab, Inc.	57,086		Company, Inc.	127,710
1,200	Engelhard Corporation	34,428	4,600	Calpine Corporation(b,c)	15,272
1,500	Freeport-McMoRan Copper &		2,400	CenterPoint Energy, Inc.(c)	32,976
	Gold, Inc.(c)	60,420	1,700	Cinergy Corporation(c)	75,055
2,152	Georgia-Pacific Corporation	73,491	1,900	CMS Energy Corporation(b,c)	30,096
1,100	Hercules, Inc.(b)	15,400	2,200	Consolidated Edison, Inc.(c)	105,952
900	International Flavors &		1,500	Constellation Energy Group, Inc.	90,315
	Fragrances, Inc.(c)	34,128	2,900	Dominion Resources, Inc.	214,194
4,200	International Paper Company	132,720	1,500	DTE Energy Company	70,500
1,100	Louisiana-Pacific Corporation	29,502	8,000	Duke Energy Corporation	236,320
1,791	MeadWestvaco Corporation	52,333	2,600	Dynegy, Inc.(b,c)	14,456
2,284	Monsanto Company	153,873	2,700	Edison International, Inc.	110,376
3,800	Newmont Mining Corporation	142,690	1,900	Entergy Corporation	148,086
1,300	Nucor Corporation	72,085	5,750	Exelon Corporation	307,740
1,400	Pactiv Corporation(b)	30,828	2,800	FirstEnergy Corporation	139,384
800	Phelps Dodge Corporation	85,160	3,300	FPL Group, Inc.(d)	142,296
1,500	PPG Industries, Inc.	97,545	1,600	KeySpan Corporation	65,104
2,700	Praxair, Inc.	133,353	400	Nicor, Inc.(c)	16,328
1,400	Rohm and Haas Company	64,484	2,337	NiSource, Inc.(c)	56,766
700	Sealed Air Corporation(b)	37,142	400	Peoples Energy Corporation(c)	17,260
600	Sigma-Aldrich Corporation	38,496	3,100	PG&E Corporation(c)	116,653
1,100	Temple-Inland, Inc.	43,769	1,000	Pinnacle West Capital Corporation	45,800
900	United States Steel Corporation	38,385	1,700	PPL Corporation	104,686
900	Vulcan Materials Company	63,216	2,227	Progress Energy, Inc.	99,346
2,000	Weyerhaeuser Company	137,960	2,000	Public Service Enterprise Group, Inc.	128,600

	Total Materials	2,884,159	2,100	Sempra Energy	89,250

			6,300	Southern Company	220,437
Telecommunications Services (3.1%)			1,800	TECO Energy, Inc.(c)	34,128
3,400	ALLTEL Corporation	226,100	2,000	TXU Corporation	173,280
6,860	AT&T Corporation	135,828	3,355	Xcel Energy, Inc.	65,121

15,600	BellSouth Corporation	430,560		Total Utilities	3,318,928

1,300	CenturyTel, Inc.(c)	44,681

3,100	Citizens Communications Company 40,734			Total Common Stock
9,600	Nextel Communications, Inc.(b)	334,080		(cost $90,968,968)	94,991,549

13,000	Qwest Communications
	International, Inc.(b,c)	49,660

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Collateral Held for Securities Loaned (2.4%)	Interest Rate(e)	Maturity Date	Value

2,439,547	Thrivent Financial Securities Lending Trust	3.330%	N/A	$2,439,547

	Total Collateral Held for Securities Loaned
	(cost $2,439,547)			2,439,547

Shares	Short-Term Investments (3.4%)	Interest Rate(e)	Maturity Date	Value

3,418,550	Thrivent Money Market Fund(d)	2.960%	N/A	$3,418,550

	Total Short-Term Investments (at amortized cost)			3,418,550

	Total Investments (cost $96,827,065)			$100,849,646

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Non-income producing security.

(c)	All or a portion of the security is on loan.

(d)	At July 29, 2005, $185,850 in cash was pledged as the initial margin deposit for open financial contacts. In addition, 3,300 shares in FPL Group, Inc. common stock valued at $142,296 and $3,418,550 of Short – Term Investments were earmarked as collateral to cover open financial futures contract as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain

S&P 500 Mini Futures	59	September 2005	Long	$3,648,560	$3,566,309	$82,251

(e) The interest rate shown reflects the yield.

At July 29, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $12,346,639 and $(8,324,058), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Fund-I

Schedule of Investments as of July 29, 2005 (unaudited)(a)

Shares	Common Stock (95.8%)	Value	Shares	Common Stock (95.8%)	Value

Consumer Discretionary (11.1%)			301	Knight-Ridder, Inc.	$18,831
455	Apollo Group, Inc.(b)	$34,193	858	Kohl’s Corporation(b)	48,348
508	AutoNation, Inc.(b)	10,968	504	Leggett & Platt, Inc.	12,746
152	AutoZone, Inc.(b,c)	14,811	1,064	Limited Brands, Inc.	25,940
857	Bed Bath & Beyond, Inc.(b)	39,336	303	Liz Claiborne, Inc.	12,608
761	Best Buy Company, Inc.	58,293	2,274	Lowe’s Companies, Inc.	150,584
302	Big Lots, Inc.(b)	3,917	555	Marriott International, Inc.	38,001
201	Black & Decker Corporation	18,152	1,162	Mattel, Inc.	21,671
302	Brunswick Corporation	14,061	856	May Department Stores Company	35,139
1,165	Carnival Corporation	61,046	250	Maytag Corporation	4,218
402	Centex Corporation	29,740	3,685	McDonald’s Corporation	114,861
554	Circuit City Stores, Inc.	10,110	1,008	McGraw-Hill Companies, Inc.	46,378
1,415	Clear Channel Communications, Inc.	46,186	300	Meredith Corporation	14,850
1,100	Coach, Inc.(b)	38,621	454	New York Times Company(c)	14,310
6,416	Comcast Corporation(b)	197,164	756	Newell Rubbermaid, Inc.(c)	18,802
251	Cooper Tire & Rubber Company	5,050	7,200	News Corporation	117,936
800	D.R. Horton, Inc.	32,864	557	NIKE, Inc.	46,677
404	Dana Corporation	6,347	704	Nordstrom, Inc.	26,055
380	Darden Restaurants, Inc.	13,186	907	Office Depot, Inc.(b)	25,741
1,615	Delphi Corporation	8,560	301	OfficeMax, Inc.	8,940
201	Dillard’s, Inc.	4,595	503	Omnicom Group, Inc.	42,690
771	Dollar General Corporation	15,667	302	Pulte Homes, Inc.	28,273
200	Dow Jones & Company, Inc.(c)	7,506	503	RadioShack Corporation	11,805
858	Eastman Kodak Company	22,943	200	Reebok International, Ltd.	8,460
3,132	eBay, Inc.(b)	130,855	275	Sears Holdings Corporation(b)	42,413
505	Family Dollar Stores, Inc.	13,029	353	Sherwin-Williams Company	16,806
503	Federated Department Stores, Inc.	38,163	300	Snap-On, Inc.	11,004
5,354	Ford Motor Company	57,502	301	Stanley Works	14,728
454	Fortune Brands, Inc.	42,926	2,118	Staples, Inc.	48,227
704	Gannett Company, Inc.	51,364	1,110	Starbucks Corporation(b)	58,330
1,774	Gap, Inc.	37,449	606	Starwood Hotels & Resorts
1,665	General Motors Corporation(c)	61,305		Worldwide, Inc.	38,372
554	Genuine Parts Company	25,368	2,628	Target Corporation	154,395
503	Goodyear Tire & Rubber Company(b,c)	8,757	404	Tiffany & Company	13,748
455	H&R Block, Inc.	25,917	13,586	Time Warner, Inc.(b)	231,234
808	Harley-Davidson, Inc.	42,978	1,416	TJX Companies, Inc.	33,290
502	Harrah’s Entertainment, Inc.	39,527	806	Tribune Company	29,419
404	Hasbro, Inc.	8,864	706	Univision Communications, Inc.(b)	19,966
1,161	Hilton Hotels Corporation	28,735	202	VF Corporation	11,926
6,167	Home Depot, Inc.	268,326	4,723	Viacom, Inc.	158,173
1,008	International Game Technology	27,579	429	Visteon Corporation(c)	3,818
1,260	Interpublic Group of Companies, Inc.(b) 15,750		5,911	Walt Disney Company	151,558
756	J.C. Penney Company, Inc.		302	Wendy’s International, Inc.	15,613
	(Holding Company)	42,442	151	Whirlpool Corporation	12,077
504	Johnson Controls, Inc.	28,950	859	Yum! Brands, Inc.	44,969

354	Jones Apparel Group, Inc.	10,822		Total Consumer
200	KB Home	16,382		Discretionary	3,720,236

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Fund-I

Schedule of Investments as of July 29, 2005 (unaudited)(a)

Shares	Common Stock (95.8%)	Value	Shares	Common Stock (95.8%)	Value

Consumer Staples (9.3%)			6,072	Chevron Corporation	$352,237
201	Alberto-Culver Company	$9,069	4,024	ConocoPhillips	251,862
1,059	Albertson’s, Inc.(c)	22,567	1,412	Devon Energy Corporation	79,199
6,009	Altria Group, Inc.	402,363	1,875	El Paso Corporation	22,500
2,325	Anheuser-Busch Companies, Inc.	103,114	606	EOG Resources, Inc.	37,027
1,738	Archer-Daniels-Midland Company	39,870	18,405	Exxon Mobil Corporation	1,081,299
1,412	Avon Products, Inc.	46,187	1,462	Halliburton Company	81,945
200	Brown-Forman Corporation	11,690	251	Kerr-McGee Corporation	20,133
660	Campbell Soup Company	20,361	253	Kinder Morgan, Inc.	22,482
405	Clorox Company	22,619	1,066	Marathon Oil Corporation	62,231
6,123	Coca-Cola Company	267,942	353	Nabors Industries, Ltd.(b)	23,104
711	Coca-Cola Enterprises, Inc.	16,708	500	National Oilwell Varco, Inc.(b)	26,175
1,565	Colgate-Palmolive Company	82,851	404	Noble Corporation	27,141
1,512	ConAgra Foods, Inc.	34,338	1,161	Occidental Petroleum Corporation	95,527
600	Constellation Brands, Inc.(b)	16,440	401	Rowan Companies, Inc.	13,698
1,361	Costco Wholesale Corporation	62,565	1,715	Schlumberger, Ltd.	143,614
2,320	CVS Corporation	71,990	201	Sunoco, Inc.	25,272
1,060	General Mills, Inc.	50,244	957	Transocean, Inc.(b)	54,004
2,880	Gillette Company	154,570	756	Unocal Corporation	49,027
1,059	H.J. Heinz Company	38,950	700	Valero Energy Corporation	57,946
504	Hershey Company	32,190	400	Weatherford International, Ltd.(b)	25,312
860	Kellogg Company	38,967	1,563	Williams Companies, Inc.	33,198
1,364	Kimberly-Clark Corporation	86,969	1,033	XTO Energy, Inc.	36,248

2,072	Kroger Company(b)	41,129		Total Energy	2,934,986

404	McCormick & Company, Inc.	14,051
250	Molson Coors Brewing Company	15,675	Financials (19.2%)
408	Pepsi Bottling Group, Inc.	11,897	857	ACE, Ltd.	39,602
4,897	PepsiCo, Inc.	267,033	1,463	AFLAC, Inc.	65,981
7,174	Procter & Gamble Company	399,090	1,970	Allstate Corporation	120,682
202	Reynolds American, Inc.(c)	16,829	303	Ambac Financial Group, Inc.	21,768
1,261	Safeway, Inc.	30,642	3,188	American Express Company	175,340
2,222	Sara Lee Corporation	44,284	7,527	American International Group, Inc. 453,125
352	SUPERVALU, Inc.	12,461	1,059	AmSouth Bancorporation	29,557
1,868	SYSCO Corporation	67,360	907	Aon Corporation	23,074
503	UST, Inc.	23,148	453	Apartment Investment &
7,282	Wal-Mart Stores, Inc.	359,367		Management Company	19,932
2,929	Walgreen Company	140,182	600	Archstone-Smith Trust	25,500
505	William Wrigley Jr. Company	35,926	11,734	Bank of America Corporation	511,602

	Total Consumer Staples	3,111,638	2,272	Bank of New York Company, Inc.	69,932

			1,612	BB&T Corporation	67,414
Energy (8.7%)			252	Bear Stearns Companies, Inc.	25,732
251	Amerada Hess Corporation	29,583	705	Capital One Financial Corporation	58,162
720	Anadarko Petroleum Corporation	63,612	2,687	Charles Schwab Corporation	36,812
946	Apache Corporation	64,706	553	Chubb Corporation	49,117
1,008	Baker Hughes, Inc.	56,992	450	Cincinnati Financial Corporation	18,549
455	BJ Services Company	27,750	600	CIT Group, Inc.	26,484
1,110	Burlington Resources, Inc.	71,162	15,160	Citigroup, Inc.	659,460

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Fund-I Schedule of Investments as of July 29, 2005 (unaudited)(a)

Shares	Common Stock (95.8%)	Value	Shares	Common Stock (95.8%)	Value

Financials — continued			1,467	Prudential Financial, Inc.	$98,142
453	Comerica, Inc.	$27,678	1,323	Regions Financial Corporation	44,506
400	Compass Bancshares, Inc.	19,284	402	SAFECO Corporation	22,086
1,706	Countrywide Financial Corporation	61,416	655	Simon Property Group, Inc.	52,230
1,100	E*TRADE Financial Corporation(b)	17,061	1,262	SLM Corporation	64,980
1,212	Equity Office Properties Trust	42,965	1,000	Sovereign Bancorp, Inc.	23,990
858	Equity Residential REIT	34,663	1,953	St. Paul Travelers Companies, Inc.	85,971
2,019	Federal Home Loan		1,008	State Street Corporation	50,138
	Mortgage Corporation	127,762	956	SunTrust Banks, Inc.	69,520
2,728	Federal National		908	Synovus Financial Corporation	26,850
	Mortgage Association	152,386	351	T. Rowe Price Group, Inc.	23,289
403	Federated Investors, Inc.	12,872	352	Torchmark Corporation	18,399
1,407	Fifth Third Bancorp	60,642	5,369	U.S. Bancorp	161,392
454	First Horizon National Corporation(c)	18,519	857	UnumProvident Corporation(c)	16,412
455	Franklin Resources, Inc.	36,773	4,591	Wachovia Corporation	231,295
706	Golden West Financial Corporation	45,975	2,478	Washington Mutual, Inc.	105,265
1,113	Goldman Sachs Group, Inc.	119,625	4,848	Wells Fargo & Company	297,376
856	Hartford Financial Services		404	XL Capital, Ltd.	29,015
	Group, Inc.	68,968	352	Zions Bancorporation	25,161

726	Huntington Bancshares, Inc.	18,106		Total Financials	6,436,126

10,278	J.P. Morgan Chase & Company	361,169
706	Janus Capital Group, Inc.	10,604	Health Care (12.7%)
430	Jefferson-Pilot Corporation	21,573	4,396	Abbott Laboratories	204,985
1,210	KeyCorp	41,430	906	Aetna, Inc.	70,124
805	Lehman Brothers Holdings, Inc.	84,630	403	Allergan, Inc.	36,016
553	Lincoln National Corporation	26,710	302	AmerisourceBergen Corporation	21,681
354	Loews Corporation	29,605	3,607	Amgen, Inc.(b)	287,658
200	M&T Bank Corporation	21,702	554	Applera Corporation (Applied
1,566	Marsh & McLennan Companies, Inc.	45,367		Biosystems Group)	11,534
506	Marshall & Ilsley Corporation	23,236	201	Bausch & Lomb, Inc.	17,015
429	MBIA, Inc.	26,057	1,769	Baxter International, Inc.	69,469
3,715	MBNA Corporation	93,469	706	Becton, Dickinson and Company	39,091
1,261	Mellon Financial Corporation	38,410	1,005	Biogen Idec, Inc.(b)	39,486
2,678	Merrill Lynch & Company, Inc.	157,413	744	Biomet, Inc.	28,369
2,170	MetLife, Inc.	106,634	1,922	Boston Scientific Corporation(b)	55,642
251	MGIC Investment Corporation	17,214	5,656	Bristol-Myers Squibb Company	141,287
706	Moody’s Corporation	33,401	302	C.R. Bard, Inc.	20,171
3,131	Morgan Stanley	166,100	1,237	Cardinal Health, Inc.	73,700
1,516	National City Corporation	55,956	1,300	Caremark Rx, Inc.(b)	57,954
1,357	North Fork Bancorporation, Inc.	37,168	304	Chiron Corporation(b)	11,014
504	Northern Trust Corporation	25,603	404	CIGNA Corporation	43,127
556	Plum Creek Timber Company, Inc.	21,045	3,283	Eli Lilly and Company	184,899
855	PNC Financial Services Group, Inc.	46,871	400	Express Scripts, Inc.(b)	20,920
860	Principal Financial Group, Inc.	37,797	300	Fisher Scientific International, Inc.(b) 20,115
606	Progressive Corporation	60,412	912	Forest Laboratories, Inc.(b)	36,407
500	ProLogis Trust	22,780	706	Genzyme Corporation(b)	52,533
806	Providian Financial Corporation(b)	15,233	1,300	Gilead Sciences, Inc.(b)	58,253

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

74

Large Cap Index Fund-I

Schedule of Investments as of July 29, 2005 (unaudited)(a)

Shares	Common Stock (95.8%)	Value	Shares	Common Stock (95.8%)	Value

Health Care — continued			405	Cintas Corporation	$17,954
906	Guidant Corporation	$62,333	252	Cooper Industries, Ltd.	16,274
1,063	HCA, Inc.	52,353	654	CSX Corporation	29,783
657	Health Management Associates, Inc.	15,637	150	Cummins, Inc.	12,816
409	Hospira, Inc.(b)	15,644	704	Danaher Corporation	39,037
454	Humana, Inc.(b)	18,092	755	Deere & Company	55,515
654	IMS Health, Inc.	17,808	502	Delta Air Lines, Inc.(b,c)	1,486
8,635	Johnson & Johnson	552,295	554	Dover Corporation	22,858
673	King Pharmaceuticals, Inc.(b)	7,504	404	Eaton Corporation	26,397
400	Laboratory Corporation of		1,261	Emerson Electric Company	82,974
	America Holdings(b)	20,268	403	Equifax, Inc.	14,669
251	Manor Care, Inc.	9,528	907	FedEx Corporation	76,270
856	McKesson Corporation	38,520	202	Fluor Corporation	12,888
741	Medco Health Solutions, Inc.(b)	35,894	554	General Dynamics Corporation	63,815
707	MedImmune, Inc.(b)	20,086	30,650	General Electric Company	1,057,425
3,534	Medtronic, Inc.	190,624	301	Goodrich Corporation	13,316
6,417	Merck & Company, Inc.	199,312	2,524	Honeywell International, Inc.	99,143
150	Millipore Corporation(b)	9,190	707	Illinois Tool Works, Inc.	60,555
600	Mylan Laboratories, Inc.(c)	10,416	504	Ingersoll-Rand Company	39,398
352	PerkinElmer, Inc.	7,385	252	ITT Industries, Inc.	26,813
21,581	Pfizer, Inc.	571,896	300	L-3 Communications Holdings, Inc.	23,469
406	Quest Diagnostics, Inc.	20,844	1,062	Lockheed Martin Corporation	66,269
4,243	Schering-Plough Corporation	88,339	1,261	Masco Corporation	42,761
1,012	St. Jude Medical, Inc.(b)	47,979	201	Monster Worldwide, Inc.(b)	6,104
1,008	Stryker Corporation	54,523	150	Navistar International Corporation(b)	5,122
1,390	Tenet Healthcare Corporation(b)	16,875	1,110	Norfolk Southern Corporation	41,303
454	Thermo Electron Corporation(b)	13,556	1,046	Northrop Grumman Corporation	58,001
3,632	UnitedHealth Group, Inc.	189,954	543	PACCAR, Inc.	39,215
354	Waters Corporation(b)	16,029	451	Pall Corporation	13,967
301	Watson Pharmaceuticals, Inc.(b)	10,053	352	Parker-Hannifin Corporation	23,133
1,720	WellPoint, Inc.(b)	121,673	655	Pitney Bowes, Inc.	29,200
3,839	Wyeth	175,634	601	R.R. Donnelley & Sons Company	21,666
739	Zimmer Holdings, Inc.(b)	60,864	1,259	Raytheon Company	49,516

	Total Health Care	4,272,558 405		Robert Half International, Inc.	13,725

			454	Rockwell Automation, Inc.	23,386
Industrials (10.8%)			554	Rockwell Collins, Inc.	27,035
2,224	3M Company	166,800	200	Ryder System, Inc.	7,798
554	Allied Waste Industries, Inc.(b,c)	4,753	1,995	Southwest Airlines Company	28,309
505	American Power Conversion		402	Textron, Inc.	29,816
	Corporation	14,196	5,861	Tyco International, Ltd.	178,585
456	American Standard Companies, Inc.	20,192	756	Union Pacific Corporation	53,154
302	Avery Dennison Corporation	17,114	3,284	United Parcel Service, Inc.	239,633
2,474	Boeing Company	163,309	3,022	United Technologies Corporation	153,215
1,058	Burlington Northern		252	W.W. Grainger, Inc.	15,705
	Santa Fe Corporation	57,396	1,664	Waste Management, Inc.	46,792

1,918	Caterpillar, Inc.	103,399		Total Industrials	3,618,123

3,029	Cendant Corporation	64,699

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Fund-I

Schedule of Investments as of July 29, 2005 (unaudited)(a)

Shares	Common Stock (95.8%)	Value	Shares	Common Stock (95.8%)	Value

Information Technology (14.6%)			12,816	Lucent Technologies, Inc.(b,c)	$37,551
338	ADC Telecommunications, Inc.(b,c)	$8,835	959	Maxim Integrated Products, Inc.	40,153
1,410	Adobe Systems, Inc.	41,792	201	Mercury Interactive Corporation(b)	7,913
1,107	Advanced Micro Devices, Inc.(b)	22,229	1,766	Micron Technology, Inc.(b)	20,980
400	Affiliated Computer Services, Inc.(b)	19,988	26,525	Microsoft Corporation	679,305
1,051	Agilent Technologies, Inc.(b)	27,578	467	Molex, Inc.	13,188
1,059	Altera Corporation(b)	23,160	7,051	Motorola, Inc.	149,340
1,110	Analog Devices, Inc.	43,512	1,008	National Semiconductor Corporation	24,908
451	Andrew Corporation(b)	4,956	502	NCR Corporation(b)	17,424
2,320	Apple Computer, Inc.(b)	98,948	1,008	Network Appliance, Inc.(b)	25,714
4,802	Applied Materials, Inc.	88,645	1,109	Novell, Inc.(b,c)	6,743
1,058	Applied Micro Circuits Corporation(b)	3,185	453	Novellus Systems, Inc.(b)	13,069
604	Autodesk, Inc.	20,651	455	NVIDIA Corporation(b,c)	12,312
1,665	Automatic Data Processing, Inc.	73,943	10,657	Oracle Corporation(b)	144,722
1,318	Avaya, Inc.(b)	13,615	806	Parametric Technology Corporation(b)	5,561
607	BMC Software, Inc.(b)	11,588	985	Paychex, Inc.	34,386
755	Broadcom Corporation(b)	32,291	704	PMC-Sierra, Inc.(b)	6,920
1,660	CIENA Corporation(b)	3,718	251	QLogic Corporation(b)	7,794
18,514	Cisco Systems, Inc.(b)	354,543	4,642	QUALCOMM, Inc.	183,313
503	Citrix Systems, Inc.(b)	11,986	389	Sabre Holdings Corporation	7,469
1,365	Computer Associates		1,513	Sanmina-SCI Corporation(b)	7,232
	International, Inc.	37,469	453	Scientific-Atlanta, Inc.	17,440
504	Computer Sciences Corporation(b)	23,073	1,462	Siebel Systems, Inc.	12,281
1,159	Compuware Corporation(b)	9,770	2,772	Solectron Corporation(b)	10,644
554	Comverse Technology, Inc.(b)	14,011	9,796	Sun Microsystems, Inc.(b)	37,617
604	Convergys Corporation(b)	8,788	808	SunGard Data Systems, Inc.(b)	28,999
4,133	Corning, Inc.(b)	78,734	3,436	Symantec Corporation(b)	75,500
6,976	Dell, Inc.(b)	282,319	730	Symbol Technologies, Inc.	8,497
908	Electronic Arts, Inc.(b)	52,301	301	Tektronix, Inc.	7,543
1,512	Electronic Data Systems Corporation	31,102	1,360	Tellabs, Inc.(b)	13,219
6,915	EMC Corporation(b)	94,666	554	Teradyne, Inc.(b)	8,604
2,165	First Data Corporation	89,068	4,798	Texas Instruments, Inc.	152,384
580	Fiserv, Inc.(b)	25,735	957	Unisys Corporation(b)	6,192
1,123	Freescale Semiconductor, Inc.(b)	28,917	2,771	Xerox Corporation(b)	36,605
757	Gateway, Inc.(b,c)	3,013	1,006	Xilinx, Inc.	28,520
8,307	Hewlett-Packard Company	204,518	3,428	Yahoo!, Inc.(b)	114,290

17,849	Intel Corporation	484,422		Total Information
4,648	International Business			Technology	4,911,319

	Machines Corporation	387,922
555	Intuit, Inc.(b)	26,640	Materials (2.9%)
505	Jabil Circuit, Inc.(b)	15,751	656	Air Products and Chemicals, Inc.	39,203
4,141	JDS Uniphase Corporation(b,c)	6,253	2,486	Alcoa, Inc.	69,732
604	KLA-Tencor Corporation	31,227	251	Allegheny Technologies, Inc.(c)	7,297
351	Lexmark International, Inc.(b)	22,008	251	Ashland, Inc.	15,424
857	Linear Technology Corporation	33,303	302	Ball Corporation	11,461
1,108	LSI Logic Corporation(b)	10,814	502	Bemis Company, Inc.	13,554

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Fund-I

Schedule of Investments as of July 29, 2005 (unaudited)(a)

Shares	Common Stock (95.8%)	Value	Shares	Common Stock (95.8%)	Value

Materials — continued			Utilities (3.4%)
2,718	Dow Chemical Company	$130,328	1,864	AES Corporation(b)	$29,917
2,829	E.I. du Pont de Nemours		452	Allegheny Energy, Inc.(b)	12,882
	and Company	120,742	603	Ameren Corporation	33,539
201	Eastman Chemical Company	11,133	1,129	American Electric Power
504	Ecolab, Inc.	16,924		Company, Inc.	43,692
352	Engelhard Corporation	10,099	1,559	Calpine Corporation(b,c)	5,176
503	Freeport-McMoRan Copper &		906	CenterPoint Energy, Inc.	12,448
	Gold, Inc.(c)	20,261	603	Cinergy Corporation	26,622
708	Georgia-Pacific Corporation	24,178	602	CMS Energy Corporation(b)	9,536
352	Hercules, Inc.(b)	4,928	657	Consolidated Edison, Inc.	31,641
251	International Flavors &		503	Constellation Energy Group, Inc.	30,286
	Fragrances, Inc.	9,518	929	Dominion Resources, Inc.	68,616
1,419	International Paper Company	44,840	603	DTE Energy Company	28,341
351	Louisiana-Pacific Corporation	9,414	2,724	Duke Energy Corporation	80,467
596	MeadWestvaco Corporation	17,415	809	Dynegy, Inc.(b,c)	4,498
823	Monsanto Company	55,446	958	Edison International, Inc.	39,163
1,260	Newmont Mining Corporation	47,313	606	Entergy Corporation	47,232
502	Nucor Corporation	27,836	1,964	Exelon Corporation	105,113
454	Pactiv Corporation(b)	9,997	958	FirstEnergy Corporation	47,689
301	Phelps Dodge Corporation	32,041	1,106	FPL Group, Inc.	47,691
504	PPG Industries, Inc.	32,775	654	KeySpan Corporation	26,611
908	Praxair, Inc.	44,846	150	Nicor, Inc.	6,123
506	Rohm and Haas Company	23,306	875	NiSource, Inc.	21,254
201	Sealed Air Corporation(b)	10,665	150	Peoples Energy Corporation(d)	6,472
251	Sigma-Aldrich Corporation	16,104	1,060	PG&E Corporation	39,888
402	Temple-Inland, Inc.	15,996	401	Pinnacle West Capital Corporation	18,366
351	United States Steel Corporation	14,970	503	PPL Corporation	30,975
251	Vulcan Materials Company	17,630	682	Progress Energy, Inc.	30,424
705	Weyerhaeuser Company	48,631	706	Public Service Enterprise Group, Inc.	45,396

	Total Materials	974,007	659	Sempra Energy	28,008

			2,170	Southern Company	75,928
Telecommunications Services (3.1%)			604	TECO Energy, Inc.	11,452
1,157	ALLTEL Corporation	76,940	657	TXU Corporation	56,922
2,287	AT&T Corporation	45,283	1,114	Xcel Energy, Inc.(c)	21,623

5,254	BellSouth Corporation	145,010		Total Utilities	1,123,991

404	CenturyTel, Inc.(c)	13,885

1,007	Citizens Communications Company 13,232			Total Common Stock
3,278	Nextel Communications, Inc.(b)	114,074		(cost $30,048,906)	32,154,718

4,436	Qwest Communications
	International, Inc.(b,c)	16,946
9,598	SBC Communications, Inc.	234,671
4,287	Sprint Corporation	115,320
8,074	Verizon Communications, Inc.	276,373

	Total Telecommunications
	Services	1,051,734

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Large Cap Index Fund-I
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Collateral Held for Securities Loaned (1.2%)	Interest Rate(e)	Maturity Date	Value

391,867	Thrivent Financial Securities Lending Trust	3.330%	N/A	$391,867

	Total Collateral Held for Securities Loaned
	(cost $391,867)			391,867

Shares	Short-Term Investments (3.0%)	Interest Rate(e)	Maturity Date	Value

1,002,115	Thrivent Money Market Fund(d)	2.960%	N/A	$1,002,115

	Total Short-Term Investments (at amortized cost)			1,002,115

	Total Investments (cost $31,442,888)			$33,548,700

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Non-income producing security.

(c)	All or a portion of the security is on loan.

(d)	At July 29, 2005, $53,550 in cash was pledged as the initial margin deposit for open financial contacts. In addition, 150 shares in Peoples Energy Corporation common stock valued at $6,473 and $1,002,115 of Short-Term Investments were earmarked as collateral to cover open financial futures contract as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain

S&P 500 Mini Futures	17	September 2005	Long	$1,051,280	$1,035,430	$15,850

(e) The interest rate shown reflects the yield.

At July 29, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $5,664,867 and $(3,559,055), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (55.3%)	Value	Shares	Common Stock (55.3%)	Value

Consumer Discretionary (7.3%)			56,900	CVS Corporation(e)	$1,765,607
14,650	Aeropostale, Inc.(b)	$437,302	6,400	Dean Foods Company(b)	228,480
9,200	Apollo Group, Inc.(b)	691,380	2,100	Diageo plc	116,907
22,100	Autoliv, Inc.	984,555	4,100	Energizer Holdings, Inc.(b)	261,990
28,200	Brunswick Corporation	1,312,992	200	Flowers Foods, Inc.	5,038
47,700	Carnival Corporation	2,499,480	12,600	General Mills, Inc.(e)	597,240
14,000	Cheesecake Factory, Inc.(b)	500,640	23,500	Gillette Company	1,261,245
13,000	Children’s Place Retail		6,700	H.J. Heinz Company	246,426
	Stores, Inc.(b,c)	594,100	4,000	Hershey Company	255,480
24,700	D.R. Horton, Inc.	1,014,676	1,700	Hormel Foods Corporation	50,337
25,400	eBay, Inc.(b)	1,061,212	2,500	J.M. Smucker Company	118,925
24,200	Foot Locker, Inc.	605,000	5,400	Kellogg Company	244,674
24,200	Fortune Brands, Inc.	2,288,110	10,900	Kimberly-Clark Corporation	694,984
22,300	GameStop Corporation(b,c)	766,005	11,000	McCormick & Company, Inc.	382,580
10,800	Gaylord Entertainment Company(b)	517,752	400	Molson Coors Brewing Company(c) 25,080
16,950	Golf Galaxy, Inc.(b)	237,300	18,300	Pepsi Bottling Group, Inc.	533,628
33,400	Harrah’s Entertainment, Inc.	2,629,916	29,300	PepsiCo, Inc.(e)	1,597,729
44,000	Hilton Hotels Corporation	1,089,000	52,000	Procter & Gamble Company(e)	2,892,760
58,300	Home Depot, Inc.	2,536,633	2,400	Reynolds American, Inc.(c)	199,944
14,100	International Speedway		18,200	Sara Lee Corporation	362,726
	Corporation	819,774	1,220	TreeHouse Foods, Inc(b,c)	37,308
27,900	Kohl’s Corporation(b,d)	1,572,165	5,400	UST, Inc.	248,508
68,800	Lions Gate Entertainment		39,300	Wal-Mart Stores, Inc.	1,939,455
	Corporation(b,c)	705,200	7,200	William Wrigley Jr. Company	512,208

39,700	Nordstrom, Inc.	1,469,297		Total Consumer Staples	21,404,448

23,900	PETsMART, Inc.	711,025
60,500	Staples, Inc.	1,377,585	Energy (5.5%)
38,400	Target Corporation(e)	2,256,000	16,400	BP plc	1,080,432
152,900	Time Warner, Inc.(b)	2,602,358	44,700	Chevron Corporation(e)	2,593,047
43,800	ValueVision Media, Inc.(b,c)	518,592	43,900	Dril-Quip, Inc.(b)	1,458,358
100,900	Walt Disney Company	2,587,076	46,200	Energy Partners, Ltd.(b)	1,222,452
31,700	Warnaco Group, Inc.(b)	771,895	81,786	Exxon Mobil Corporation(d)	4,804,928
22,800	West Marine, Inc.(b,c)	457,368	29,600	Halliburton Company	1,659,080

	Total Consumer		21,900	Nabors Industries, Ltd.(b)	1,433,355
	Discretionary	35,614,388 33,600		National Oilwell Varco, Inc.(b,e)	1,758,960

			12,600	Noble Corporation	846,468
Consumer Staples (4.4%)			20,400	NS Group, Inc.(b)	865,980
5,700	Alberto-Culver Company(d)	257,184	42,900	Patterson-UTI Energy, Inc.	1,408,407
44,400	Altria Group, Inc.	2,973,024	29,800	Peabody Energy Corporation	1,959,052
9,600	Anheuser-Busch Companies, Inc.	425,760	50,300	Pioneer Drilling Company(b)	758,524
22,800	Archer-Daniels-Midland Company	523,032	16,200	Transocean, Inc.(b)	914,166
11,100	Avon Products, Inc.	363,081	13,300	Valero Energy Corporation	1,100,974
6,600	Clorox Company	368,610	24,800	Weatherford International, Ltd.(b)	1,569,344
22,500	Coca-Cola Company	984,600	38,000	XTO Energy, Inc.	1,333,420

12,700	Colgate-Palmolive Company	672,338		Total Energy	26,766,947

9,400	Constellation Brands, Inc.(b)	257,560
The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Fund

Schedule of Investments as of July 29, 2005 (unaudited)(a)

Shares	Common Stock (55.3%)	Value	Shares	Common Stock (55.3%)	Value

Financials (10.8%)			14,379	Mercantile Bank Corporation(c)	$652,795
18,850	Affiliated Managers Group, Inc.(b,c) $1,344,005		33,300	Merrill Lynch & Company, Inc.	1,957,374
27,700	Allstate Corporation	1,696,902	2,600	Mills Corporation(c)	169,156
1,600	AMB Property Corporation	73,584	1,100	New Century Financial
40,300	American Capital Strategies, Ltd.(d)	1,516,489		Corporation(c)	57,618
8,500	American Financial Realty Trust	122,400	2,100	New Plan Excel Realty Trust, Inc.(c)	57,498
79,262	American International		45,400	North Fork Bancorporation, Inc.(e)	1,243,506
	Group, Inc.(e)	4,771,577	43,100	Odyssey Re Holdings Corporation(c)	1,093,447
1,800	Apartment Investment &		100	Parkway Properties, Inc.	5,355
	Management Company	79,200	18,100	Pinnacle Financial Partners, Inc.(b,c)	462,636
1,200	Archstone-Smith Trust	51,000	3,800	Plum Creek Timber Company, Inc.	143,830
95,500	Bank of America Corporation(d)	4,163,800	3,800	ProLogis Trust	173,128
12,900	Bear Stearns Companies, Inc.(d)	1,317,219	1,200	Public Storage, Inc.	80,100
900	Capital Automotive REIT	35,343	1,000	Rayonier, Inc. REIT(c)	57,040
30,300	Capital One Financial Corporation	2,499,750	900	Shurgard Storage Centers, Inc.	42,210
62,100	CapitalSource, Inc.(b,c)	1,215,918	1,400	Simon Property Group, Inc.	111,636
57,700	Cardinal Financial Corporation(b)	598,926	60,900	Sovereign Bancorp, Inc.(c,d)	1,460,991
39,200	Center Financial Corporation(c)	1,001,560	100	Sovran Self Storage, Inc.	4,831
34,300	CIT Group, Inc.	1,514,002	2,500	United Dominion Realty Trust, Inc.	63,625
97,345	Citigroup, Inc.(d)	4,234,508	28,700	Vineyard National Bancorp
10,600	City National Corporation	774,542		Company(c)	958,293
400	Colonial Properties Trust(c)	18,968	30,450	Virginia Commerce Bancorp, Inc.(b,c)	796,572
800	Commercial Net Lease Realty, Inc.(c)	16,600	1,800	Weingarten Realty Investors	70,704
600	CRT Properties, Inc.	16,572	52,900	Wells Fargo & Company(e)	3,244,886
2,100	Developers Diversified		10,400	WFS Financial, Inc.(b)	623,896
	Realty Corporation	102,207	9,700	Wintrust Financial Corporation	520,211
400	Entertainment Properties Trust	18,220	9,300	XL Capital, Ltd.	667,926
2,600	Equity Office Properties Trust	92,170	7,600	Zions Bancorporation	543,248

5,600	Equity Residential REIT	226,240		Total Financials	52,612,874

500	Essex Property Trust, Inc.	45,930
27,400	Federal National Mortgage		Health Care (7.5%)
	Association	1,530,564	5,900	Aetna, Inc.	456,660
400	Gables Residential Trust	17,372	3,100	Amedisys, Inc.(b,c)	121,334
600	Glenborough Realty Trust, Inc.	12,576	2,200	AmerisourceBergen Corporation	157,938
23,700	Goldman Sachs Group, Inc.	2,547,276	45,500	Boston Scientific Corporation(b)	1,317,225
20,200	Greenhill & Company, Inc.(c)	774,872	6,500	Cardinal Health, Inc.	387,270
15,700	Hartford Financial Services		9,100	Caremark Rx, Inc.(b)	405,678
	Group, Inc.	1,264,949	9,100	Centene Corporation(b)	266,630
89,100	HCC Insurance Holdings, Inc.(c)	2,469,852	3,400	CIGNA Corporation	362,950
800	Highwoods Properties, Inc.	25,320	4,500	Community Health Systems, Inc.(b)	173,745
1,400	Hospitality Properties Trust	62,160	3,800	Covance, Inc.(b)	188,290
29,200	Investors Financial Services		3,900	Express Scripts, Inc.(b)	203,970
	Corporation(c)	1,005,064	16,500	Gen-Probe, Inc.(b)	727,485
400	Kilroy Realty Corporation	20,840	17,500	Genentech, Inc.(b)	1,563,275
800	Lexington Corporate		18,200	Gilead Sciences, Inc.(b)	815,542
	Properties Trust(c)	19,184	12,300	Guidant Corporation	846,240
1,100	Mack-Cali Realty Corporation	52,701	3,300	Henry Schein, Inc.(b)	142,461

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (55.3%)	Value	Shares	Common Stock (55.3%)	Value

Health Care — continued			23,500	Illinois Tool Works, Inc.	$2,012,775
8,300	Humana, Inc.(b)	$330,755	19,100	Ingersoll-Rand Company	1,493,047
38,000	ImClone Systems, Inc.(b,c)	1,318,600	26,300	Jacobs Engineering Group, Inc.(b)	1,548,544
69,600	Johnson & Johnson(e)	4,451,616	137,000	Jacuzzi Brands, Inc.(b,c)	1,486,450
3,300	Kindred Healthcare, Inc.(b)	121,242	49,800	Labor Ready, Inc.(b)	1,180,758
3,600	LifePoint Hospitals, Inc.(b)	168,336	28,200	Manitowoc Company, Inc.	1,287,330
8,478	Medco Health Solutions, Inc.(b)	410,674	17,400	Manpower, Inc.	831,720
31,400	Medtronic, Inc.	1,693,716	13,100	Oshkosh Truck Corporation	1,110,880
26,100	MGI Pharma, Inc.(b)	712,530	21,600	Pall Corporation	668,952
48,200	Millennium Pharmaceuticals, Inc.(b) 497,906		41,700	Resources Global Professionals(b,c)	1,251,000
38,800	Nektar Therapeutics(b,c)	727,888	15,300	Rockwell Automation, Inc.	788,103
34,200	NeoPharm, Inc.(b,c)	399,798	18,300	Stewart & Stevenson Services, Inc.	423,645
15,700	Neurocrine Biosciences, Inc.(b)	778,406	74,400	Tyco International, Ltd.	2,266,968
8,000	PacifiCare Health Systems, Inc.(b)	609,600	15,300	United Parcel Service, Inc.	1,116,441
2,800	Patterson Companies, Inc.(b,c)	124,880	23,900	United Technologies Corporation	1,211,730
139,325	Pfizer, Inc.(e)	3,692,112	17,000	URS Corporation(b)	636,650
4,500	Psychiatric Solutions, Inc.(b)	216,810	11,600	UTI Worldwide, Inc.(c)	827,776

6,600	Quest Diagnostics, Inc.	338,844		Total Industrials	32,537,444

6,100	Renal Care Group, Inc.(b)	286,395
27,800	Sanofi-Aventis ADR	1,203,740	Information Technology (8.8%)
5,300	Sierra Health Services, Inc.(b)	357,432	28,900	ADC Telecommunications, Inc.(b)	755,446
32,100	St. Jude Medical, Inc.(b)	1,521,861	38,900	Adobe Systems, Inc.	1,152,996
59,600	Teva Pharmaceutical		39,300	Altera Corporation(b)	859,491
	Industries, Ltd.(c)	1,871,440	26,200	Analog Devices, Inc.	1,027,040
4,500	Triad Hospitals, Inc.(b)	223,515	55,000	Apple Computer, Inc.(b)	2,345,750
7,450	United Surgical Partners		36,500	Applied Materials, Inc.(d,e)	673,790
	International, Inc.(b)	268,274	225,000	Carrier Access Corporation(b,c)	1,192,500
24,800	UnitedHealth Group, Inc.	1,297,040	179,200	Cisco Systems, Inc.(b,d)	3,431,680
8,300	Wellcare Health Plans, Inc.(b)	318,056	24,000	Citrix Systems, Inc.(b)	571,920
7,700	WellPoint, Inc.(b)	544,698	9,200	Cognizant Technology
45,700	Wyeth	2,090,775		Solutions Corporation(b)	451,536
24,600	Zimmer Holdings, Inc.(b)	2,026,056	47,000	Comverse Technology, Inc.(b)	1,188,630

	Total Health Care	36,739,688	700	Cypress Semiconductor

				Corporation(b,c)	10,052
Industrials (6.7%)			71,500	Dell, Inc.(b)	2,893,605
13,800	Briggs & Stratton Corporation	515,706	89,000	EMC Corporation(b)	1,218,410
23,400	Burlington Northern		69,600	Flextronics International, Ltd.(b)	942,384
	Santa Fe Corporation	1,269,450	19,800	Hyperion Solutions Corporation(b)	931,788
9,500	C.H. Robinson Worldwide, Inc.(e)	594,415	45,100	Informatica Corporation(b)	476,707
23,700	Emerson Electric Company	1,559,460	7,400	Infosys Technologies, Ltd. ADR	526,732
16,400	Fastenal Company(c)	1,076,496	42,800	Integrated Device
96,300	General Electric Company(e)	3,322,350		Technology, Inc.(b)	494,768
8,100	Genlyte Group, Inc.(b)	416,178	126,100	Intel Corporation	3,422,354
14,200	Herman Miller, Inc.	453,406	43,200	Inter-Tel, Inc.	1,075,680
48,900	Honeywell International, Inc.	1,920,792	23,100	International Business
25,100	Hub Group, Inc.(b)	777,598		Machines Corporation(d)	1,927,926
17,200	Hughes Supply, Inc.	488,824	19,400	Manhattan Associates, Inc.(b)	401,580

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Common Stock (55.3%)	Value	Shares	Common Stock (55.3%)		Value

Information Technology (8.8%)			32,600	Georgia-Pacific Corporation		$1,113,290
208,800	Micromuse, Inc.(b)	$1,179,720	38,900	Praxair, Inc.		1,921,271

94,700	Microsoft Corporation(d)	2,425,267		Total Materials		8,108,960

68,400	Nokia Oyj ADR	1,090,980
78,600	Novell, Inc.(b,c)	477,888	Telecommunications Services (0.7%)
33,700	Progress Software Corporation(b)	1,047,733	63,600	Citizens Communications
46,700	QUALCOMM, Inc.	1,844,183		Company(e)		835,704
29,200	Scientific-Atlanta, Inc.	1,124,200	73,449	Sprint Corporation		1,975,778
48,200	Stellent, Inc.(b,c)	407,290	53,050	Valor Communications Group, Inc. 741,108

91,500	Tellabs, Inc.(b)	889,380		Total Telecommunications
66,700	Texas Instruments, Inc.	2,118,392		Services		3,552,590

22,800	VeriSign, Inc.(b)	599,868
159,600	Vitria Technology, Inc.(b,c)	582,540	Utilities (2.0%)
200,500	webMethods, Inc.(b,c)	1,217,035	22,100	Dominion Resources, Inc.		1,632,306

	Total Information		22,600	Entergy Corporation		1,761,444
	Technology	42,977,241	34,100	Exelon Corporation		1,825,032

			33,100	PPL Corporation		2,038,298
Materials (1.6%)			13,000	TXU Corporation		1,126,320
25,300	Dow Chemical Company	1,213,135	37,500	Wisconsin Energy Corporation(d)		1,505,625

17,200	E.I. du Pont de Nemours			Total Utilities		9,889,025

	and Company	734,096

24,000	FMC Corporation(b)	1,451,520		Total Common Stock
41,600	Freeport-McMoRan Copper &			(cost $246,197,709)		270,203,605

	Gold, Inc.(c)	1,675,648

Principal
Amount	Long-Term Fixed Income (30.2%)		Interest Rate		Maturity Date	Value

Asset-Backed Securities (7.0%)
$1,000,000	Americredit Automobile Receivables Trust(e,f)		3.420%		8/6/2005	$999,640
1,500,000	ARG Funding Corporation(d)		4.290		4/20/2010	1,472,578
750,000	Capital Auto Receivables Asset Trust		3.350		2/15/2008	740,079
1,800,000	Citibank Credit Card Master Trust I		6.050		1/15/2010	1,874,093
1,000,000	Countrywide Asset-Backed Certificates(d)		3.903		1/25/2031	984,666
1,500,000	Countrywide Asset-Backed Certificates		4.905		8/25/2032	1,499,650
500,000	Credit Based Asset Servicing and Securitization		3.887		10/25/2034	492,537
1,000,000	DaimlerChrysler Master Owner Trust(f)		3.438		8/15/2005	998,924
1,000,000	First Franklin Mortgage Loan Asset Backed Certificates(f,g)		3.560		9/25/2005	1,000,000
1,000,000	Fremont Home Loan Trust Series(f)		3.620		8/25/2005	1,000,000
1,000,000	GE Dealer Floorplan Master Note Trust(f)		3.470		8/20/2005	999,917
1,100,000	GMAC Mortgage Corporation Loan Trust(f)		3.550		8/25/2005	1,097,984
1,500,000	GMAC Mortgage Corporation Loan Trust(f)		3.590		8/25/2005	1,502,142
818,625	Green Tree Financial Corporation		6.330		11/1/2029	826,510
500,000	Harley Davidson Motorcycle Trust		3.200		5/15/2012	488,036
1,500,000	Hyundai Auto Receivables Trust		3.880		6/16/2008	1,494,890
1,000,000	Long Beach Mortgage Loan Trust(e,f)		3.570		8/25/2005	999,916
1,000,000	National Collegiate Student Loan Trust(f)		3.520		8/25/2005	999,300
1,000,000	Option One Mortgage Loan Trust(f)		3.620		8/25/2005	999,897

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Principal
Amount	Long-Term Fixed Income (30.2%)	Interest Rate	Maturity Date	Value

Asset-Backed Securities — continued
$4,000,000	PG&E Energy Recovery Funding, LLC	3.870%	6/25/2011	$3,959,948
500,000	Popular ABS Mortgage Pass-Through Trust	4.000	12/25/2034	491,582
5,000,000	Residential Asset Securities Corporation(d)	3.250	5/25/2029	4,969,210
1,500,000	Residential Asset Securities Corporation	4.040	7/25/2030	1,483,584
977,533	SLM Student Loan Trust(e,f)	3.660	10/25/2005	976,698
849,888	Structured Asset Investment Loan Trust(f)	3.540	8/25/2005	849,855
1,000,000	Textron Financial Floorplan Master Note Trust(f)	3.500	8/13/2005	1,000,000

	Total Asset-Backed Securities			34,201,636

Basic Materials (0.2%)
250,000	Glencore Funding, LLC	6.000	4/15/2014	239,573
250,000	Packaging Corporation of America	4.375	8/1/2008	243,999
500,000	Precision Castparts Corporation	5.600	12/15/2013	508,982

	Total Basic Materials			992,554

Capital Goods (0.4%)
500,000	Boeing Capital Corporation(c)	6.500	2/15/2012	548,604
113,000	Goodrich Corporation(c)	6.450	12/15/2007	117,366
750,000	Oakmont Asset Trust	4.514	12/22/2008	737,090
500,000	Textron Financial Corporation(c)	4.600	5/3/2010	496,110

	Total Capital Goods			1,899,170

Commercial Mortgage-Backed Securities (4.0%)
750,000	Banc of America Commercial Mortgage, Inc.	4.037	11/10/2039	728,764
750,000	Banc of America Commercial Mortgage, Inc.(d)	4.561	11/10/2041	740,525
500,000	Banc of America Commercial Mortgage, Inc.	5.118	7/11/2043	508,888
1,000,000	Bear Stearns Commercial Mortgage Securities, Inc.	3.869	2/11/2041	969,016
1,000,000	Bear Stearns Commercial Mortgage Securities, Inc.	4.487	2/11/2041	980,454
303,795	CAM Commercial Mortgage Corporation(d)	4.834	11/14/2036	303,798
986,182	Commercial Mortgage Pass-Through Certificates(f)	3.488	8/15/2005	985,988
1,250,000	Commercial Mortgage Pass-Through Certificates	4.405	10/15/2037	1,222,758
1,000,000	Credit Suisse First Boston Mortgage Securities Corporation(f)	3.557	8/15/2005	999,998
1,000,000	First Union National Bank Commercial Mortgage Trust	7.390	12/15/2031	1,099,024
2,000,000	LB-UBS Commercial Mortgage Trust(d,e)	3.086	5/15/2027	1,924,514
1,000,000	LB-UBS Commercial Mortgage Trust(d)	6.653	11/15/2027	1,089,593
1,455,017	Merrill Lynch Mortgage Investors, Inc.	4.906	6/25/2035	1,468,828
1,250,000	Merrill Lynch Mortgage Trust(e)	4.099	11/15/2010	1,239,350
1,500,000	Morgan Stanley Capital I, Inc.(d)	6.210	11/15/2031	1,561,131
500,000	Morgan Stanley Capital I, Inc.	4.809	1/14/2042	502,510
997,829	Wachovia Bank Commercial Mortgage Trust(f)	3.488	8/15/2005	997,361
1,000,000	Wachovia Bank Commercial Mortgage Trust(d)	4.390	2/15/2036	976,926
1,500,000	Wachovia Bank Commercial Mortgage Trust	4.516	5/15/2044	1,482,496

	Total Commercial Mortgage-Backed Securities			19,781,922

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Principal
Amount	Long-Term Fixed Income (30.2%)	Interest Rate	Maturity Date	Value

Communications Services (0.9%)
$375,000	AT&T Broadband Corporation	8.375%	3/15/2013	$450,789
350,000	AT&T Wireless Services, Inc.	8.125	5/1/2012	413,374
500,000	British Telecom plc	8.375	12/15/2010	584,262
500,000	Interpublic Group of Companies, Inc.	6.250	11/15/2014	453,880
750,000	New York Times Company(d)	5.000	3/15/2015	756,230
500,000	Nextel Communications, Inc.	5.950	3/15/2014	516,875
250,000	Sprint Capital Corporation	6.900	5/1/2019	283,056
500,000	Telecom Italia Capital SA	4.000	1/15/2010	482,462
250,000	Telefonos de Mexico SA de CV	4.750	1/27/2010	246,628
250,000	Verizon Global Funding Corporation	7.750	12/1/2030	316,474

	Total Communications Services			4,504,030

Consumer Cyclical (1.0%)
750,000	Caesars Entertainment, Inc.	8.500	11/15/2006	787,009
500,000	D.R. Horton, Inc.(c)	5.000	1/15/2009	499,266
500,000	D.R. Horton, Inc.(c)	4.875	1/15/2010	491,931
500,000	DaimlerChrysler North American Holdings Corporation	4.875	6/15/2010	494,532
750,000	Ford Motor Credit Company(c)	6.625	6/16/2008	749,244
350,000	KB Home(e)	6.375	8/15/2011	364,153
500,000	Nissan Motor Acceptance Corporation	4.625	3/8/2010	492,160
1,000,000	Yum! Brands, Inc.	8.500	4/15/2006	1,028,431

	Total Consumer Cyclical			4,906,726

Consumer Non-Cyclical (0.3%)
575,000	Bunge Limited Finance Corporation(d)	7.800	10/15/2012	671,150
275,000	Bunge Limited Finance Corporation	5.350	4/15/2014	278,111
500,000	Kraft Foods, Inc.(c)	4.125	11/12/2009	489,331

	Total Consumer Non-Cyclical			1,438,592

Energy (0.1%)
250,000	Kerr-McGee Corporation	6.950	7/1/2024	262,852

	Total Energy			262,852

Financials (3.3%)
500,000	ANZ Capital Trust I(d)	4.484	1/15/2010	490,472
375,000	Barnett Capital I	8.060	12/1/2026	404,110
750,000	BNP Paribas SA	5.186	6/29/2015	744,350
700,000	Capital One Financial Corporation(d)	5.250	2/21/2017	690,340
375,000	Corestates Capital Trust I	8.000	12/15/2026	403,479
500,000	Countrywide Home Loans, Inc.(c)	4.000	3/22/2011	475,784
750,000	Goldman Sachs Group, Inc.(c)	5.125	1/15/2015	751,268
600,000	HSBC Capital Funding, LP/Jersey Channel Islands	9.547	6/30/2010	718,381
750,000	ING Capital Funding Trust III	8.439	12/31/2010	870,239
500,000	J.P. Morgan Chase & Company	4.750	3/1/2015	488,852
500,000	KeyCorp	4.700	5/21/2009	500,810
750,000	Lehman Brothers Holdings, Inc.	4.500	7/26/2010	741,818

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Principal
Amount	Long-Term Fixed Income (30.2%)	Interest Rate	Maturity Date	Value

Financials — continued
$1,848,803	Lehman Brothers, Inc.(d)	6.539%	8/15/2008	$1,888,311
350,000	Metropolitan Life Global Funding	4.500	5/5/2010	347,118
750,000	Montpelier Re Holdings, Ltd.(c)	6.125	8/15/2013	775,665
500,000	Monumental Global Funding II	4.625	3/15/2010	500,565
250,000	Prudential Financial, Inc.	4.750	6/13/2015	244,550
750,000	Residential Capital Corporation	6.375	6/30/2010	762,052
450,000	Sanwa Bank, Ltd.	7.400	6/15/2011	501,895
500,000	Simon Property Group, LP	4.600	6/15/2010	492,052
500,000	Skandinaviska Enskilda	5.471	3/29/2049	503,986
625,000	Union Planters Corporation	7.750	3/1/2011	712,772
750,000	Wachovia Bank NA	4.875	2/1/2015	744,930
750,000	Washington Mutual Bank FA	5.125	1/15/2015	746,668
400,000	Westfield Capital(d)	4.375	11/15/2010	389,830

	Total Financials			15,890,297

Mortgage-Backed Securities (7.3%)
9,000,000	Federal National Mortgage Association Conventional
	15-Yr. Pass Through(g)	5.500	8/1/2020	9,180,000
14,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through(g)	5.500	8/1/2035	14,070,000
12,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through(g)	6.000	8/1/2035	12,258,744

	Total Mortgage-Backed Securities			35,508,744

Technology (0.1%)
750,000	Deluxe Corporation	3.500	10/1/2007	728,134

	Total Technology			728,134

U.S. Government (4.2%)

2,000,000	Federal National Mortgage Association(c)	5.500	3/15/2011	2,100,280
625,000	U.S. Treasury Bonds(c)	6.125	8/15/2029	770,118
5,157,100	U.S. Treasury Inflation Indexed Bonds(c)	2.375	1/15/2025	5,444,366
1,750,000	U.S. Treasury Notes(c)	3.375	2/15/2008	1,721,631
4,840,000	U.S. Treasury Notes(c)	5.000	2/15/2011	5,043,053
125,000	U.S. Treasury Notes(c)	4.250	11/15/2014	124,624
2,770,000	U.S. Treasury Notes(c)	4.000	2/15/2015	2,706,484
2,750,000	U.S. Treasury Notes(c)	4.125	5/15/2015	2,715,196

	Total U.S. Government			20,625,752

Utilities (1.4%)
255,000	Alliant Energy Resources, Inc.	7.375	11/9/2009	291,105
300,000	CenterPoint Energy, Inc.(e)	5.875	6/1/2008	307,541
500,000	Enterprise Products Operating, LP	4.625	10/15/2009	492,013
675,000	FirstEnergy Corporation	6.450	11/15/2011	725,876
750,000	Kinder Morgan Energy Partners, LP	5.125	11/15/2014	748,023
500,000	Magellan Midstream Partners, LP	5.650	10/15/2016	509,936

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Principal
Amount	Long-Term Fixed Income (30.2%)	Interest Rate	Maturity Date	Value

Utilities — continued
$250,000	Oncor Electric Delivery Company	7.000%	5/1/2032	$294,922
558,744	Power Contract Financing, LLC	5.200	2/1/2006	561,376
671,190	Power Receivables Finance, LLC	6.290	1/1/2012	688,862
600,000	Public Service Company of New Mexico	4.400	9/15/2008	593,890
1,075,000	Sempra Energy	6.000	2/1/2013	1,128,902
200,000	Texas-New Mexico Power Company	6.125	6/1/2008	204,113
250,000	Westar Energy, Inc.	5.150	1/1/2017	249,263

	Total Utilities			6,795,822

	Total Long-Term Fixed Income (cost $148,148,804)			147,536,231

Shares or
Principal
Amount	Collateral Held for Securities Loaned (9.4%)	Interest Rate(h)	Maturity Date	Value

45,565,381	Thrivent Financial Securities Lending Trust	3.330%	N/A	$45,565,381
$4,088	U.S. Treasury Bonds	11.250	2/15/2015	6,504
3,771	U.S. Treasury Bonds	9.875	11/15/2015	5,572
613	U.S. Treasury Bonds	7.250	5/15/2016	774
175,024	U.S. Treasury Bonds	8.875	8/15/2017	254,657
767	U.S. Treasury Bonds	9.125	5/15/2018	1,130
4,599	U.S. Treasury Bonds	9.000	11/15/2018	6,768
1,789	U.S. Treasury Bonds	8.500	2/15/2020	2,616
1,559	U.S. Treasury Bonds	8.750	8/15/2020	2,339
5,621	U.S. Treasury Bonds	7.250	8/15/2022	7,595
9,582	U.S. Treasury Bonds	6.250	8/15/2023	11,825
767	U.S. Treasury Bonds	6.625	2/15/2027	1,007

	Total Collateral Held for Securities Loaned
	(cost $45,866,168)			45,866,168

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Balanced Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares or
Principal
Amount	Short-Term Investments (5.1%)	Interest Rate(h)	Maturity Date	Value

$3,895,000	BP Capital Markets plc	3.280%	8/1/2005	$3,894,290
1,000,000	Continental Cablevision, Inc.	8.875	9/15/2005	1,002,004
19,880,557	Thrivent Money Market Fund	2.960	N/A	19,880,557

	Total Short-Term Investments (at amortized cost)			24,776,851

	Total Investments (cost $464,989,532)			$488,382,855

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Non-income producing security.

(c)	All or a portion of the security is on loan.

(d)	Earmarked as collateral for long settling trades.

(e)	At July 29, 2005, all or a portion of the denoted securities, valued at $28,625,115, were pledged as the initial margin deposit or earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain/(Loss)

U.S. Treasury Bond Futures 5 yr.	115	September 2005	Short	$(12,328,360)	$(12,491,838)	$163,478
U.S. Treasury Bond Futures 10 yr.	30	September 2005	Short	(3,329,531)	(3,351,956)	22,425
U.S. Treasury Bond Futures 20 yr.	35	September 2005	Long	4,035,937	4,072,136	(36,199)

(f)	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(g)	Denotes investments purchased on a when-issued basis.

(h)	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

(i)	Miscellaneous footnote:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

At July 29, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $31,280,257 and $(7,886,934), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Principal
Amount	Long-Term Fixed Income (82.4%)	Interest Rate	Maturity Date	Value

Basic Materials (11.7%)
$2,990,000	Abitibi-Consolidated, Inc.(b)	6.000%	6/20/2013	$2,788,175
1,100,000	Ainsworth Lumber Company, Ltd.(c)	7.194	9/30/2005	1,094,500
2,440,000	Ainsworth Lumber Company, Ltd.	6.750	3/15/2014	2,226,500
1,470,000	Appleton Papers, Inc.	8.125	6/15/2011	1,396,500
1,840,000	Appleton Papers, Inc.	9.750	6/15/2014	1,766,400
2,560,000	Arch Western Finance, LLC	6.750	7/1/2013	2,630,400
1,655,000	BCP Caylux Holdings Luxembourg SCA	9.625	6/15/2014	1,870,150
1,750,000	Buckeye Technologies, Inc.(b)	8.000	10/15/2010	1,697,500
1,100,000	Buckeye Technologies, Inc.	8.500	10/1/2013	1,135,750
2,600,000	Cellu Tissue Holdings, Inc.	9.750	3/15/2010	2,639,000
2,560,000	Chaparral Steel Company	10.000	7/15/2013	2,681,600
2,570,000	Crystal US Holdings 3, LLC/Crystal
	US Sub 3 Corporation(d)	Zero Coupon	10/1/2014	1,876,100
2,745,000	Equistar Chemicals, LP	10.125	9/1/2008	3,019,500
2,190,000	Equistar Chemicals, LP	10.625	5/1/2011	2,441,850
1,100,000	Equistar Chemicals, LP(b)	7.550	2/15/2026	1,032,625
2,600,000	Georgia-Pacific Corporation(b)	8.125	5/15/2011	2,918,500
2,250,000	Georgia-Pacific Corporation(b)	9.375	2/1/2013	2,542,500
2,350,000	Graphic Packaging International Corporation(b)	9.500	8/15/2013	2,408,750
2,146,000	Huntsman International, LLC(b)	10.125	7/1/2009	2,215,745
730,000	Huntsman International, LLC(b)	7.375	1/1/2015	740,950
1,221,000	Huntsman, LLC	11.500	7/15/2012	1,422,465
2,150,000	IMCO Recycling, Inc.	10.375	10/15/2010	2,370,375
1,200,000	ISP Chemco, Inc.	10.250	7/1/2011	1,305,000
2,600,000	ISP Holdings, Inc.	10.625	12/15/2009	2,775,500
1,300,000	Ispat Inland ULC(c)	10.254	10/3/2005	1,384,500
904,000	Ispat Inland ULC	9.750	4/1/2014	1,066,720
220,000	Lyondell Chemical Company(b)	9.875	5/1/2007	226,050
3,550,000	Lyondell Chemical Company(b)	10.500	6/1/2013	4,100,250
3,050,000	MacDermid, Inc.	9.125	7/15/2011	3,294,000
2,000,000	Methanex Corporation(b)	8.750	8/15/2012	2,272,500
3,200,000	Nalco Company	7.750	11/15/2011	3,404,000
2,195,000	NOVA Chemicals Corporation	6.500	1/15/2012	2,181,281
2,380,000	Novelis, Inc.	7.250	2/15/2015	2,433,550
2,150,000	Rockwood Specialties, Inc.	10.625	5/15/2011	2,381,125
2,560,000	Ryerson Tull, Inc.(b)	8.250	12/15/2011	2,451,200
2,560,000	Southern Peru Copper Corporation(b)	7.500	7/27/2035	2,535,828
2,600,000	Steel Dynamics, Inc.(b)	9.500	3/15/2009	2,775,500
850,000	Stone Container Corporation	8.375	7/1/2012	864,875
1,720,000	Stone Container Finance	7.375	7/15/2014	1,638,300

	Total Basic Materials			82,006,014

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (82.4%)	Interest Rate	Maturity Date	Value

Capital Goods (8.5%)
$370,000	Aleris International, Inc.	9.000%	11/15/2014	$387,575
3,610,000	Allied Waste North America, Inc.(b)	7.875	4/15/2013	3,754,400
3,450,000	Amsted Industries, Inc.	10.250	10/15/2011	3,726,000
1,460,000	Builders Firstsource, Inc.(c)	7.518	8/15/2005	1,474,600
3,900,000	Case New Holland, Inc.	9.250	8/1/2011	4,221,750
2,920,000	Consolidated Container Company, LLC(d)	Zero Coupon	6/15/2009	2,248,400
3,000,000	Crown Cork & Seal Finance plc	7.000	12/15/2006	3,075,000
1,700,000	Crown Euro Holdings SA	10.875	3/1/2013	1,993,250
2,600,000	Da-Lite Screen Company, Inc.	9.500	5/15/2011	2,769,000
2,150,000	Erico International Corporation	8.875	3/1/2012	2,236,000
2,150,000	Fastentech, Inc.	11.500	5/1/2011	2,343,500
1,825,000	Graham Packaging Company, Inc.(b)	9.875	10/15/2014	1,879,750
1,100,000	K&F Acquisition, Inc.(b)	7.750	11/15/2014	1,127,500
1,280,000	L-3 Communication Corporation, Convertible	3.000	8/1/2035	1,293,150
2,150,000	Legrand SA	10.500	2/15/2013	2,472,500
850,000	Legrand SA	8.500	2/15/2025	1,024,250
1,300,000	Mueller Group, Inc.	10.000	5/1/2012	1,391,000
2,550,000	Mueller Holdings, Inc.(d)	Zero Coupon	4/15/2014	1,861,500
2,550,000	NationsRent, Inc.	9.500	10/15/2010	2,805,000
3,000,000	Norcraft Companies, LP/Norcraft Finance Corporation	9.000	11/1/2011	3,135,000
1,960,000	Owens-Brockway Glass Container, Inc.	8.875	2/15/2009	2,072,700
1,100,000	Owens-Brockway Glass Container, Inc.	8.250	5/15/2013	1,189,375
2,320,000	Owens-Illinois, Inc.(b)	7.500	5/15/2010	2,427,300
2,800,000	Plastipak Holdings, Inc.	10.750	9/1/2011	3,080,000
1,100,000	Standard Aero Holdings, Inc.	8.250	9/1/2014	1,160,500
2,450,000	TransDigm, Inc.	8.375	7/15/2011	2,609,250
2,250,000	United Rentals North America, Inc.	6.500	2/15/2012	2,188,125

	Total Capital Goods			59,946,375

Communications Services (16.9%)
3,000,000	Alamosa Delaware, Inc.	8.500	1/31/2012	3,247,500
1,830,000	American Cellular Corporation	10.000	8/1/2011	1,916,925
2,920,000	American Tower Corporation	7.125	10/15/2012	3,080,600
1,700,000	American Towers, Inc.	7.250	12/1/2011	1,789,250
1,460,000	AT&T Corporation	9.050	11/15/2011	1,666,225
2,923,000	Block Communications, Inc.	9.250	4/15/2009	3,102,034
2,671,050	CanWest Media, Inc.	8.000	9/15/2012	2,834,652
2,120,000	Charter Communications Holdings, LLC	10.750	10/1/2009	1,738,400
1,820,000	Charter Communications Holdings, LLC(b)	9.625	11/15/2009	1,456,000
1,930,000	Charter Communications Holdings, LLC	8.750	11/15/2013	1,930,000
2,200,000	Charter Communications Operating, LLC	8.000	4/30/2012	2,233,000
2,920,000	Citizens Communications Company	9.250	5/15/2011	3,263,100
2,690,000	CSC Holdings, Inc.(e)	7.625	4/1/2011	2,710,175
1,170,000	Dex Media East, LLC/Dex Media East Finance Company	12.125	11/15/2012	1,395,225
1,270,000	Dex Media West, LLC/Dex Media West Finance Company	9.875	8/15/2013	1,447,800
1,300,000	Dex Media, Inc.(d)	Zero Coupon	11/15/2013	1,066,000

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (82.4%)	Interest Rate	Maturity Date	Value

Communications Services — continued
$2,600,000	Dex Media, Inc.	8.000%	11/15/2013	$2,782,000
2,920,000	Dobson Cellular Systems(b)	9.875	11/1/2012	3,230,250
2,550,000	EchoStar DBS Corporation	6.375	10/1/2011	2,540,438
1,950,000	Eircom Funding	8.250	8/15/2013	2,086,500
730,000	Houghton Mifflin Company	8.250	2/1/2011	767,412
1,459,000	Houghton Mifflin Company(b)	9.875	2/1/2013	1,590,310
2,190,000	Intelsat Bermuda, Ltd.	8.625	1/15/2015	2,332,350
2,100,000	IPCS Escrow Company	11.500	5/1/2012	2,383,500
3,100,000	Kabel Deutschland GmbH	10.625	7/1/2014	3,425,500
2,400,000	Nebraska Book Company, Inc.	8.625	3/15/2012	2,286,000
3,000,000	Nextel Communications, Inc.	6.875	10/31/2013	3,206,250
1,820,000	Nextel Communications, Inc.	5.950	3/15/2014	1,881,425
2,370,000	Nextel Communications, Inc.	7.375	8/1/2015	2,553,675
3,000,000	Nextel Partners, Inc.(b)	8.125	7/1/2011	3,273,750
1,183,000	PanAmSat Corporation	9.000	8/15/2014	1,307,215
1,712,000	PanAmSat Holding Corporation(d)	Zero Coupon	11/1/2014	1,224,080
2,100,000	PRIMEDIA, Inc.(c)	8.643	8/15/2005	2,215,500
1,830,000	Qwest Communications International, Inc.(b,c)	6.770	8/15/2005	1,816,275
3,120,000	Qwest Communications International, Inc.	7.250	2/15/2011	3,042,000
730,000	Qwest Corporation(c)	6.660	9/15/2005	762,850
3,640,000	Qwest Corporation	7.875	9/1/2011	3,794,700
1,090,000	Qwest Corporation	7.625	6/15/2015	1,125,425
5,470,000	Qwest Services Corporation	13.500	12/15/2010	6,290,500
1,090,000	Radio One, Inc.	6.375	2/15/2013	1,081,825
1,100,000	Rainbow National Services, LLC	8.750	9/1/2012	1,207,250
2,560,000	Rainbow National Services, LLC	10.375	9/1/2014	2,931,200
1,100,000	Rogers Wireless Communications, Inc.	7.250	12/15/2012	1,179,750
2,560,000	Rogers Wireless Communications, Inc.	7.500	3/15/2015	2,796,800
861,000	SBA Telecommunications, Inc.(d)	Zero Coupon	12/15/2011	789,968
2,190,000	UbiquiTel Operating Company	9.875	3/1/2011	2,444,588
2,210,000	US Unwired, Inc.	10.000	6/15/2012	2,552,550
2,930,000	Valor Telecommunications Enterprises, LLC	7.750	2/15/2015	2,908,025
2,920,000	Videotron Ltee	6.875	1/15/2014	2,985,700
2,360,000	WDAC Subsidiary Corporation(b)	8.375	12/1/2014	2,306,900
2,500,000	XM Satellite Radio, Inc.(c)	8.710	11/1/2005	2,521,875
2,920,000	Zeus Special Subsidiary, Ltd.(d)	Zero Coupon	2/1/2015	2,007,500

	Total Communications Services			118,508,722

Consumer Cyclical (15.1%)
1,470,000	Allied Security Escrow Corporation	11.375	7/15/2011	1,455,300
3,200,000	American Casino & Entertainment Properties, LLC	7.850	2/1/2012	3,408,000
2,930,000	ArvinMeritor, Inc.(b)	8.750	3/1/2012	3,149,750
3,250,000	Beazer Homes USA, Inc.	8.625	5/15/2011	3,461,250
3,250,000	Blockbuster, Inc.(b)	9.000	9/1/2012	2,949,375
3,350,000	Boyd Gaming Corporation	7.750	12/15/2012	3,584,500
3,300,000	Buffets, Inc.	11.250	7/15/2010	3,333,000

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (82.4%)	Interest Rate	Maturity Date	Value

Consumer Cyclical — continued
$2,190,000	Buhrmann US, Inc.	7.875%	3/1/2015	$2,168,100
2,150,000	Caesars Entertainment, Inc.	8.125	5/15/2011	2,453,688
1,490,000	Circus & Eldorado Joint Venture/Silver Legacy
	Capital Corporation(b)	10.125	3/1/2012	1,579,400
3,650,000	D.R. Horton, Inc.	4.875	1/15/2010	3,591,096
2,610,000	Dura Operating Corporation(b)	8.625	4/15/2012	2,479,500
1,450,000	Gaylord Entertainment Company	6.750	11/15/2014	1,442,750
6,200,000	General Motors Acceptance Corporation	6.875	9/15/2011	5,983,725
3,500,000	Group 1 Automotive, Inc.	8.250	8/15/2013	3,578,750
2,970,000	Host Marriott, LP	6.375	3/15/2015	2,940,300
3,660,000	IAAI Finance Corporation	11.000	4/1/2013	3,770,404
2,920,000	Jean Coutu Group (PJC), Inc.(b)	8.500	8/1/2014	2,894,450
3,550,000	John Q. Hammons Hotels, LP	8.875	5/15/2012	3,891,688
2,930,000	KB Home(b)	6.250	6/15/2015	2,998,143
2,910,000	Lear Corporation(b)	5.750	8/1/2014	2,597,952
6,400,000	MGM MIRAGE(b)	5.875	2/27/2014	6,232,000
3,450,000	Mohegan Tribal Gaming Authority	6.375	7/15/2009	3,510,375
3,850,000	NCL Corporation	10.625	7/15/2014	4,100,250
1,750,000	Pennsylvania National Gaming, Inc.	6.875	12/1/2011	1,802,500
730,000	Pennsylvania National Gaming, Inc.	6.750	3/1/2015	734,562
2,200,000	Perry Ellis International, Inc.	8.875	9/15/2013	2,238,500
3,190,000	Poster Financial Group, Inc.(b)	8.750	12/1/2011	3,253,800
4,050,000	Rent-Way, Inc.	11.875	6/15/2010	4,566,375
2,830,000	TRW Automotive, Inc.	9.375	2/15/2013	3,169,600
1,825,000	Universal City Florida Holding Company I/II(c)	7.960	11/1/2005	1,907,125
1,120,000	Universal City Florida Holding Company I/II(b)	8.375	5/1/2010	1,176,000
2,600,000	VICORP Restaurants, Inc.	10.500	4/15/2011	2,600,000
1,280,000	Walt Disney Company, Convertible	2.125	4/15/2023	1,318,400
2,650,000	Warnaco, Inc.	8.875	6/15/2013	2,915,000
3,705,000	WMG Holdings Corporation(d)	Zero Coupon	12/15/2014	2,612,025

	Total Consumer Cyclical			105,847,633

Consumer Non-Cyclical (6.8%)
550,000	Athena Neurosciences Finance, LLC(b)	7.250	2/21/2008	526,625
2,220,000	Beverly Enterprises, Inc.	7.875	6/15/2014	2,419,800
1,270,000	CDRV Investors, Inc.(d)	Zero Coupon	1/1/2015	647,700
1,840,000	DaVita, Inc.	6.625	3/15/2013	1,899,800
1,830,000	DaVita, Inc.(b)	7.250	3/15/2015	1,894,050
1,820,000	Del Laboratories, Inc.	8.000	2/1/2012	1,474,200
1,460,000	Elan Finance Corporation, Ltd.	7.750	11/15/2011	1,270,200
2,190,000	Fisher Scientific International, Inc.	6.125	7/1/2015	2,200,950
2,740,000	HCA, Inc.	6.300	10/1/2012	2,784,777
2,940,000	IASIS Healthcare, LLC (IASIS Capital Corporation)	8.750	6/15/2014	3,200,925
1,596,000	Jafra Cosmetics	10.750	5/15/2011	1,787,520
4,450,000	Jostens Holding Corporation(b,d)	Zero Coupon	12/1/2013	3,204,000
3,050,000	Michael Foods, Inc.	8.000	11/15/2013	3,133,875

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (82.4%)	Interest Rate	Maturity Date	Value

Consumer Non-Cyclical — continued
$550,000	PerkinElmer, Inc.	8.875%	1/15/2013	$616,000
5,130,000	Roundy’s, Inc.(b)	8.875	6/15/2012	5,437,800
1,830,000	Smithfield Foods, Inc.	8.000	10/15/2009	1,976,400
730,000	Smithfield Foods, Inc.	7.000	8/1/2011	764,675
2,965,000	Stater Brothers Holdings, Inc.(b)	8.125	6/15/2012	2,994,650
1,850,000	Tenet Healthcare Corporation	9.875	7/1/2014	1,979,500
2,740,000	US Oncology Holdings, Inc.(c)	8.509	9/15/2005	2,623,550
1,640,000	US Oncology, Inc.	9.000	8/15/2012	1,787,600
910,000	Vanguard Health Holding Company I, LLC(d)	Zero Coupon	10/1/2015	659,750
730,000	Ventas Realty, LP/Ventas Capital Corporation	7.125	6/1/2015	771,975
1,550,000	Warner Chilcott Corporation	8.750	2/1/2015	1,530,625

	Total Consumer Non-Cyclical			47,586,947

Energy (4.8%)
1,460,000	Chesapeake Energy Corporation(e)	6.375	6/15/2015	1,500,150
2,550,000	Chesapeake Energy Corporation	6.250	1/15/2018	2,518,125
2,000,000	Compton Petroleum Corporation	9.900	5/15/2009	2,160,000
1,700,000	EXCO Resources, Inc.	7.250	1/15/2011	1,738,250
2,560,000	Harvest Operations Corporation	7.875	10/15/2011	2,508,800
2,310,000	Hornbeck Offshore Services, Inc.	6.125	12/1/2014	2,338,875
2,190,000	Kerr-McGee Corporation	6.875	9/15/2011	2,346,320
1,332,000	Magnum Hunter Resources, Inc.	9.600	3/15/2012	1,478,520
2,555,000	Ocean Rig Norway AS	8.375	7/1/2013	2,669,975
2,620,000	Petroleum Geo-Services ASA	10.000	11/5/2010	2,960,600
2,560,000	Pogo Producing Company	6.625	3/15/2015	2,611,200
2,799,680	Port Arthur Finance Corporation	12.500	1/15/2009	3,163,638
2,580,000	Pride International, Inc.(b)	7.375	7/15/2014	2,831,550
2,700,000	Western Oil Sands, Inc.	8.375	5/1/2012	3,121,875

	Total Energy			33,947,878

Financials (2.6%)
2,558,000	American Financial Group, Inc., Convertible(d)	1.486	6/2/2033	1,093,545
2,150,000	Dollar Financial Group, Inc.	9.750	11/15/2011	2,230,625
3,660,000	Dow Jones CDX	6.750	6/29/2010	3,655,425
2,550,000	Fairfax Financial Holdings, Ltd.(b)	7.750	4/26/2012	2,486,250
1,860,500	FINOVA Group, Inc.	7.500	11/15/2009	851,179
730,000	FTI Consulting, Inc.	7.625	6/15/2013	741,862
1,075,000	Goldman Sachs Group, Inc., Convertible(c)	1.296	9/21/2005	1,049,275
2,560,000	Refco Finance Holdings, LLC	9.000	8/1/2012	2,764,800
1,830,000	Residential Capital Corporation	6.375	6/30/2010	1,859,408
1,220,000	Riggs Capital Trust II	8.875	3/15/2027	1,335,552
5,000,000	SIG Capital Trust I(f,g)	9.500	8/15/2027	5

	Total Financials			18,067,926

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (82.4%)	Interest Rate	Maturity Date	Value

Foreign (0.2%)
$1,350,000	Federal Republic of Brazil	11.000%	1/11/2012	$1,587,600

	Total Foreign			1,587,600

Technology (3.2%)
1,470,000	Freescale Semiconductor, Inc.	6.875	7/15/2011	1,550,850
1,470,000	Freescale Semiconductor, Inc.	7.125	7/15/2014	1,565,550
2,120,000	Itron, Inc.	7.750	5/15/2012	2,199,500
2,740,000	MagnaChip Semiconductor SA/MagnaChip Semiconductor
	Finance Company	6.875	12/15/2011	2,712,600
2,000,000	Sanmina-SCI Corporation	10.375	1/15/2010	2,220,000
470,000	Sanmina-SCI Corporation(b)	6.750	3/1/2013	452,375
730,000	Solar Capital Corporation(h)	9.125	8/15/2013	758,288
1,830,000	Solar Capital Corporation(h)	10.250	8/15/2015	1,896,338
1,300,000	Thomas & Betts Corporation(b)	7.250	6/1/2013	1,374,086
3,400,000	UGS Corporation	10.000	6/1/2012	3,774,000
3,450,000	Xerox Corporation	7.625	6/15/2013	3,682,875

	Total Technology			22,186,462

Transportation (2.0%)
1,460,000	H-Lines Finance Holding Corporation(d)	Zero Coupon	4/1/2013	1,175,300
2,300,000	Horizon Lines, LLC	9.000	11/1/2012	2,466,750
2,560,000	Progress Rail Services Corporation	7.750	4/1/2012	2,617,600
3,707,162	United Air Lines, Inc. (i)	7.730	7/1/2010	3,519,372
4,050,000	Windsor Petroleum Transport Corporation	7.840	1/15/2021	4,377,260

	Total Transportation			14,156,282

Utilities (10.6%)
1,300,000	AES Corporation(b)	8.875	2/15/2011	1,452,750
3,100,000	AES Corporation	8.750	5/15/2013	3,433,250
2,920,000	AmeriGas Partners, LP	7.250	5/20/2015	3,095,200
2,600,000	Calpine Generating Company, LLC(c)	9.254	9/1/2005	2,632,500
4,010,370	CE Generation, LLC	7.416	12/15/2018	4,276,085
1,820,000	Consumers Energy Company	6.300	2/1/2012	1,847,300
1,280,000	Dominion Resources, Inc., Convertible	2.125	12/15/2023	1,356,800
3,000,000	Dynegy Holdings, Inc.	9.875	7/15/2010	3,315,000
1,830,000	Dynegy Holdings, Inc.(b)	6.875	4/1/2011	1,834,575
5,500,000	Edison Mission Energy(b)	9.875	4/15/2011	6,476,250
4,150,000	El Paso Corporation(b)	7.000	5/15/2011	4,212,250
2,550,000	El Paso Corporation	7.800	8/1/2031	2,575,500
3,250,000	El Paso Production Holding Company	7.750	6/1/2013	3,449,062
2,190,000	Emmis Communications Corporation(c)	9.285	9/15/2005	2,192,738
2,621,024	Midland Funding Corporation II	13.250	7/23/2006	2,800,278
1,650,000	Midwest Generation, LLC	8.750	5/1/2034	1,848,000
3,130,000	Mission Energy Holding Company	13.500	7/15/2008	3,740,350
2,464,000	NRG Energy, Inc.	8.000	12/15/2013	2,636,480
2,600,000	Orion Power Holdings, Inc.	12.000	5/1/2010	3,120,000

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (82.4%)	Interest Rate	Maturity Date	Value

Utilities — continued
$1,470,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	7.125%	6/15/2014	$1,554,525
1,500,000	Southern Natural Gas Company(b)	8.875	3/15/2010	1,636,776
2,710,000	Southern Star Central Corporation	8.500	8/1/2010	2,940,350
2,000,000	Texas Genco, LLC/Texas Genco Financing Corporation	6.875	12/15/2014	2,100,000
6,500,000	Williams Companies, Inc.(b)	8.125	3/15/2012	7,475,001
1,830,000	Williams Companies, Inc.	8.750	3/15/2032	2,264,625

	Total Utilities			74,265,645

	Total Long-Term Fixed Income (cost $558,620,065)			578,107,484

Shares	Preferred Stock (1.6%)			Value

43,000	CenterPoint Energy, Inc., Convertible(c)			$1,435,469
65,000	Chevy Chase Preferred Capital Corporation, Convertible			3,744,000
36,590	General Motors Corporation, Convertible(b)			722,652
15,500	PRIMEDIA, Inc.			1,519,000
2,600	Sovereign Real Estate Investment Corporation			3,770,000

	Total Preferred Stock (cost $9,220,955)			11,191,121

Shares	Common Stock (0.1%)			Value

3,000	Aavid Thermal Technology, Inc., Stock Warrants (j)			$30,000
2,900	ASAT Finance, LLC, Stock Warrants (f,j,k)			0
3,904	Ionex Telecommunication, Inc. (f,j)			0
3,000	Pliant Corporation, Stock Warrants (f,j,k)			30
3,000	RailAmerica, Inc., Stock Warrants (j,k)			180,000
13,500	TravelCenters of America, Inc., Stock Warrants (f,j)			223,965
4,500	TravelCenters of America, Inc., Stock Warrants (f,j,k)			74,655
36,330	TVMAX Holdings, Inc. (j)			36,330

	Total Common Stock (cost $4,783,794)			544,980

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Shares	Collateral Held for Securities Loaned (11.7%)	Interest Rate(l)	Maturity Date	Value

82,193,589	Thrivent Financial Securities Lending Trust	3.330%	N/A	$82,193,589

	Total Collateral Held for Securities Loaned
	(cost $82,193,589)			82,193,589

Shares or
Principal
Amount	Short-Term Investments (4.2%)	Interest Rate(l)	Maturity Date	Value

$1,850,000	Ciesco, LLC	3.290%	8/1/2005	$1,849,662
27,913,553	Thrivent Money Market Fund	2.960	N/A	27,913,553

	Total Short-Term Investments (at amortized cost)			29,763,215

	Total Investments (cost $684,581,618)			$701,800,389

(a)	The categories of investments are shown as a percentage of total investments.

(b)	All or a portion of the security is on loan.

(c)	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d)	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(e)	Earmarked as collateral for long settling trades.

(f)	Security is fair valued.

(g)	In default.

(h)	Denotes investments purchased on a when-issued basis.

(i)	In bankruptcy.

(j)	Non-income producing security.

(k)	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. These securities have been valued from the date of acquisition through July 29, 2005, by obtaining quotations from brokers active with these securities. The following table indicates the acquisition date and cost of restricted securities the Fund owned as of July 29, 2005.

		Acquisition
	Security	Date	Cost

	ASAT Finance, LLC, Stock Warrants	10/20/1999	$64,123
	Pliant Corporation, Stock Warrants	8/22/2000	99,578
	RailAmerica, Inc., Stock Warrants	8/9/2000	117,000
	TravelCenters of America, Inc., Stock Warrants	11/9/2000	156,200
(l)	The interest rate shown reflects the yield or, for securities purchased at a discount, the discount rate at the date of purchase.

At July 29, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $31,904,145 and $(14,685,374), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Fund II
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Principal
Amount	Long-Term Fixed Income (83.8%)	Interest Rate	Maturity Date	Value

Basic Materials (10.7%)
$650,000	Abitibi-Consolidated, Inc.(b)	8.550%	8/1/2010	$682,500
250,000	Ainsworth Lumber Company, Ltd.(c)	7.194	9/30/2005	248,750
560,000	Ainsworth Lumber Company, Ltd.	6.750	3/15/2014	511,000
170,000	Appleton Papers, Inc.	8.125	6/15/2011	161,500
210,000	Appleton Papers, Inc.	9.750	6/15/2014	201,600
580,000	Arch Western Finance, LLC	6.750	7/1/2013	595,950
75,000	ARCO Chemical Company	10.250	11/1/2010	82,500
373,000	BCP Caylux Holdings Luxembourg SCA	9.625	6/15/2014	421,490
310,000	Buckeye Technologies, Inc.	8.000	10/15/2010	300,700
310,000	Buckeye Technologies, Inc.(b)	8.500	10/1/2013	320,075
570,000	Chaparral Steel Company	10.000	7/15/2013	597,075
580,000	Crystal US Holdings 3, LLC/Crystal
	US Sub 3 Corporation(d)	Zero Coupon	10/1/2014	423,400
475,000	Equistar Chemicals, LP	8.750	2/15/2009	504,688
680,000	Equistar Chemicals, LP	10.625	5/1/2011	758,200
240,000	Equistar Chemicals, LP(b)	7.550	2/15/2026	225,300
520,000	Georgia-Pacific Corporation	8.125	5/15/2011	583,700
520,000	Georgia-Pacific Corporation	9.375	2/1/2013	587,600
200,000	Georgia-Pacific Corporation	8.000	1/15/2024	228,000
560,000	Huntsman International, LLC(b)	10.125	7/1/2009	578,200
160,000	Huntsman International, LLC(b)	7.375	1/1/2015	162,400
264,000	Huntsman, LLC	11.500	7/15/2012	307,560
700,000	ISP Holdings, Inc.	10.625	12/15/2009	747,250
600,000	Ispat Inland ULC(c)	10.254	10/3/2005	639,000
104,000	Ispat Inland ULC	9.750	4/1/2014	122,720
550,000	JohnsonDiversey, Inc.	9.625	5/15/2012	562,375
700,000	Kappa Beheer BV(b)	10.625	7/15/2009	725,375
910,000	Lyondell Chemical Company	10.500	6/1/2013	1,051,050
200,000	MacDermid, Inc.	9.125	7/15/2011	216,000
700,000	Nalco Company	7.750	11/15/2011	744,625
490,000	NOVA Chemicals Corporation	6.500	1/15/2012	486,938
540,000	Novelis, Inc.	7.250	2/15/2015	552,150
925,000	Peabody Energy Corporation	6.875	3/15/2013	980,500
580,000	Ryerson Tull, Inc.(b)	8.250	12/15/2011	555,350
575,000	Southern Peru Copper Corporation	7.500	7/27/2035	569,571
625,000	Stone Container Corporation	8.375	7/1/2012	635,938

	Total Basic Materials			17,071,030

Capital Goods (8.3%)
80,000	Aleris International, Inc.	9.000	11/15/2014	83,800
800,000	Allied Waste North America, Inc.(e)	8.500	12/1/2008	843,000
340,000	Allied Waste North America, Inc.(b)	7.875	4/15/2013	353,600
610,000	Amsted Industries, Inc.	10.250	10/15/2011	658,800
330,000	Builders Firstsource, Inc.(c)	7.518	8/15/2005	333,300
810,000	Case New Holland, Inc.	9.250	8/1/2011	876,825
600,000	Crown Euro Holdings SA	9.500	3/1/2011	660,000

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Fund II
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (83.8%)	Interest Rate	Maturity Date	Value

Capital Goods — continued
$400,000	Crown Euro Holdings SA	10.875%	3/1/2013	$469,000
520,000	Da-Lite Screen Company, Inc.	9.500	5/15/2011	553,800
610,000	Fastentech, Inc.	11.500	5/1/2011	664,900
380,000	Graham Packaging Company, Inc.(b)	9.875	10/15/2014	391,400
425,000	Invensys plc(b)	9.875	3/15/2011	418,625
250,000	K&F Acquisition, Inc.(b)	7.750	11/15/2014	256,250
290,000	L-3 Communication Corporation, Convertible	3.000	8/1/2035	292,979
760,000	Legrand SA	10.500	2/15/2013	874,000
460,000	Mueller Group, Inc.	10.000	5/1/2012	492,200
610,000	NationsRent, Inc.	9.500	10/15/2010	671,000
125,000	Owens-Brockway Glass Container, Inc.	7.750	5/15/2011	132,500
700,000	Owens-Brockway Glass Container, Inc.	8.750	11/15/2012	763,875
350,000	Owens-Brockway Glass Container, Inc.	8.250	5/15/2013	378,438
320,000	Owens-Illinois, Inc.(b)	7.500	5/15/2010	334,800
610,000	Plastipak Holdings, Inc.	10.750	9/1/2011	671,000
250,000	Standard Aero Holdings, Inc.	8.250	9/1/2014	263,750
550,000	TransDigm, Inc.	8.375	7/15/2011	585,750
600,000	Trinity Industries, Inc.	6.500	3/15/2014	598,500
610,000	United Rentals North America, Inc.	6.500	2/15/2012	593,225

	Total Capital Goods			13,215,317

Communications Services (18.9%)
610,000	Alamosa Delaware, Inc.	8.500	1/31/2012	660,325
400,000	American Cellular Corporation	10.000	8/1/2011	419,000
660,000	American Tower Corporation	7.125	10/15/2012	696,300
380,000	American Towers, Inc.	7.250	12/1/2011	399,950
340,000	AT&T Corporation	9.050	11/15/2011	388,025
657,000	Block Communications, Inc.	9.250	4/15/2009	697,241
790,920	Calpoint Receivable Structured Trust 2001	7.440	12/10/2006	790,920
1,010,000	CanWest Media, Inc.	10.625	5/15/2011	1,100,900
410,000	Charter Communications Holdings, LLC(b)	9.625	11/15/2009	328,000
730,000	Charter Communications Holdings, LLC(b)	8.750	11/15/2013	730,000
175,000	Charter Communications Operating, LLC	8.000	4/30/2012	177,625
275,000	Charter Communications Operating, LLC	8.375	4/30/2014	278,438
660,000	Citizens Communications Company	9.250	5/15/2011	737,550
600,000	CSC Holdings, Inc.	7.625	4/1/2011	604,500
500,000	Dex Media West, LLC/Dex Media West Finance Company	8.500	8/15/2010	545,000
679,000	Dex Media West, LLC/Dex Media West Finance Company	9.875	8/15/2013	774,060
610,000	Dex Media, Inc.	8.000	11/15/2013	652,700
617,000	DIRECTV Holdings, LLC	8.375	3/15/2013	684,099
650,000	Dobson Cellular Systems	9.875	11/1/2012	719,062
150,000	EchoStar DBS Corporation	5.750	10/1/2008	148,875
450,000	Eircom Funding	8.250	8/15/2013	481,500
345,000	General Cable Corporation	9.500	11/15/2010	358,800
160,000	Houghton Mifflin Company	8.250	2/1/2011	168,200
338,000	Houghton Mifflin Company(b)	9.875	2/1/2013	368,420

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Fund II
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (83.8%)	Interest Rate	Maturity Date	Value

Communications Services — continued
$500,000	Intelsat Bermuda, Ltd.	8.625%	1/15/2015	$532,500
610,000	IPCS Escrow Company	11.500	5/1/2012	692,350
700,000	Kabel Deutschland GmbH	10.625	7/1/2014	773,500
1,000	MCI, Inc.	5.908	5/1/2007	1,012
1,000	MCI, Inc.	7.688	5/1/2009	1,042
530,000	Nebraska Book Company, Inc.	8.625	3/15/2012	504,825
910,000	Nextel Communications, Inc.	6.875	10/31/2013	972,562
420,000	Nextel Communications, Inc.	5.950	3/15/2014	434,175
380,000	Nextel Communications, Inc.	7.375	8/1/2015	409,450
610,000	Nextel Partners, Inc.	8.125	7/1/2011	665,662
279,000	PanAmSat Corporation	9.000	8/15/2014	308,295
376,000	PanAmSat Holding Corporation(d)	Zero Coupon	11/1/2014	268,840
100,000	PRIMEDIA, Inc.(c)	8.643	8/15/2005	105,500
650,000	PRIMEDIA, Inc.	8.000	5/15/2013	661,375
420,000	Qwest Communications International, Inc.(c)	6.770	8/15/2005	416,850
430,000	Qwest Communications International, Inc.	7.250	2/15/2011	419,250
830,000	Qwest Communications International, Inc.(b)	7.500	2/15/2014	800,950
160,000	Qwest Corporation(c)	6.660	9/15/2005	167,200
840,000	Qwest Corporation	7.875	9/1/2011	875,700
240,000	Qwest Corporation	7.625	6/15/2015	247,800
1,250,000	Qwest Services Corporation	13.500	12/15/2010	1,437,500
250,000	Radio One, Inc.	6.375	2/15/2013	248,125
250,000	Rainbow National Services, LLC	8.750	9/1/2012	274,375
590,000	Rainbow National Services, LLC	10.375	9/1/2014	675,550
240,000	Rogers Wireless Communications, Inc.	7.250	12/15/2012	257,400
575,000	Rogers Wireless Communications, Inc.	7.500	3/15/2015	628,188
188,000	SBA Telecommunications, Inc.(d)	Zero Coupon	12/15/2011	172,490
300,000	Sheridan Group, Inc.(b)	10.250	8/15/2011	313,875
495,000	UbiquiTel Operating Company	9.875	3/1/2011	552,544
390,000	US Unwired, Inc.	10.000	6/15/2012	450,450
650,000	Valor Telecommunications Enterprises, LLC	7.750	2/15/2015	645,125
670,000	Videotron Ltee	6.875	1/15/2014	685,075
540,000	WDAC Subsidiary Corporation(b)	8.375	12/1/2014	527,850
610,000	XM Satellite Radio, Inc.(c)	8.710	11/1/2005	615,338
660,000	Zeus Special Subsidiary, Ltd.(d)	Zero Coupon	2/1/2015	453,750

	Total Communications Services			30,105,963

Consumer Cyclical (15.5%)
700,000	Aearo Company I	8.250	4/15/2012	703,500
330,000	Allied Security Escrow Corporation	11.375	7/15/2011	326,700
400,000	AmeriGas Partners, LP/AmeriGas Eagle
	Finance Corporation	10.000	4/15/2006	413,000
660,000	ArvinMeritor, Inc.(b)	8.750	3/1/2012	709,500
800,000	Beazer Homes USA, Inc.	8.625	5/15/2011	852,000
740,000	Blockbuster, Inc.(b)	9.000	9/1/2012	671,550
1,100,000	Boyd Gaming Corporation	7.750	12/15/2012	1,177,000

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Fund II
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (83.8%)	Interest Rate	Maturity Date	Value

Consumer Cyclical — continued
$820,000	Buffets, Inc.	11.250%	7/15/2010	$828,200
490,000	Buhrmann US, Inc.	7.875	3/1/2015	485,100
975,000	Caesars Entertainment, Inc.	7.875	3/15/2010	1,081,031
500,000	Circus & Eldorado Joint Venture/Silver Legacy
	Capital Corporation(b)	10.125	3/1/2012	530,000
830,000	D.R. Horton, Inc.(b)	4.875	1/15/2010	816,605
1,000,000	D.R. Horton, Inc.(b)	5.625	9/15/2014	1,000,707
725,000	Dura Operating Corporation(b)	8.625	4/15/2012	688,750
330,000	Gaylord Entertainment Company	6.750	11/15/2014	328,350
1,380,000	General Motors Acceptance Corporation	6.875	9/15/2011	1,331,861
570,000	Group 1 Automotive, Inc.	8.250	8/15/2013	582,825
75,000	Host Marriott, LP	7.125	11/1/2013	78,281
820,000	IAAI Finance Corporation	11.000	4/1/2013	844,735
660,000	Jean Coutu Group (PJC), Inc.(b)	8.500	8/1/2014	654,225
920,000	John Q. Hammons Hotels, LP	8.875	5/15/2012	1,008,550
660,000	KB Home	6.250	6/15/2015	675,350
660,000	Lear Corporation	5.750	8/1/2014	589,226
1,380,000	MGM MIRAGE(b)	5.875	2/27/2014	1,343,775
840,000	NCL Corporation	10.625	7/15/2014	894,600
390,000	Pennsylvania National Gaming, Inc.	6.875	12/1/2011	401,700
160,000	Pennsylvania National Gaming, Inc.	6.750	3/1/2015	161,000
710,000	Poster Financial Group, Inc.	8.750	12/1/2011	724,200
770,000	Rent-Way, Inc.	11.875	6/15/2010	868,175
635,000	TRW Automotive, Inc.	9.375	2/15/2013	711,200
350,000	Universal City Development Services(b)	11.750	4/1/2010	402,062
410,000	Universal City Florida Holding Company I/II(c)	7.960	11/1/2005	428,450
230,000	Universal City Florida Holding Company I/II(b)	8.375	5/1/2010	241,500
600,000	VICORP Restaurants, Inc.(b)	10.500	4/15/2011	600,000
280,000	Walt Disney Company, Convertible	2.125	4/15/2023	288,400
600,000	Warnaco, Inc.	8.875	6/15/2013	660,000
843,000	WMG Holdings Corporation(d)	Zero Coupon	12/15/2014	594,315

	Total Consumer Cyclical			24,696,423

Consumer Non-Cyclical (7.2%)
120,000	Athena Neurosciences Finance, LLC(b)	7.250	2/21/2008	114,900
480,000	Beverly Enterprises, Inc.	7.875	6/15/2014	523,200
300,000	CDRV Investors, Inc.(d)	Zero Coupon	1/1/2015	153,000
400,000	DaVita, Inc.	6.625	3/15/2013	413,000
410,000	DaVita, Inc.	7.250	3/15/2015	424,350
410,000	Del Laboratories, Inc.	8.000	2/1/2012	332,100
330,000	Elan Finance Corporation, Ltd.	7.750	11/15/2011	287,100
310,000	Fisher Scientific International, Inc.(b)	6.750	8/15/2014	326,275
490,000	Fisher Scientific International, Inc.	6.125	7/1/2015	492,450
900,000	Fresenius Medical Care Capital Trust II	7.875	2/1/2008	940,500
620,000	HCA, Inc.(b)	6.300	10/1/2012	630,132
340,000	IASIS Healthcare, LLC (IASIS Capital Corporation)	8.750	6/15/2014	370,175

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Fund II
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (83.8%)	Interest Rate	Maturity Date	Value

Consumer Non-Cyclical — continued
$855,000	Jostens Holding Corporation(d)	Zero Coupon	12/1/2013	$615,600
600,000	Michael Foods, Inc.	8.000%	11/15/2013	616,500
120,000	PerkinElmer, Inc.	8.875	1/15/2013	134,400
1,160,000	Roundy’s, Inc.	8.875	6/15/2012	1,229,600
410,000	Smithfield Foods, Inc.	8.000	10/15/2009	442,800
160,000	Smithfield Foods, Inc.	7.000	8/1/2011	167,600
690,000	Stater Brothers Holdings, Inc.	8.125	6/15/2012	696,900
410,000	Tenet Healthcare Corporation	9.875	7/1/2014	438,700
620,000	US Oncology Holdings, Inc.(c)	8.509	9/15/2005	593,650
380,000	US Oncology, Inc.	9.000	8/15/2012	414,200
210,000	Vanguard Health Holding Company I, LLC(d)	Zero Coupon	10/1/2015	152,250
160,000	Ventas Realty, LP/Ventas Capital Corporation	7.125	6/1/2015	169,200
400,000	VWR International, Inc.(b)	8.000	4/15/2014	385,000
350,000	Warner Chilcott Corporation	8.750	2/1/2015	345,625

	Total Consumer Non-Cyclical			11,409,207

Energy (6.8%)
330,000	Chesapeake Energy Corporation	6.375	6/15/2015	339,075
580,000	Chesapeake Energy Corporation	6.250	1/15/2018	572,750
800,000	Dresser, Inc.	9.375	4/15/2011	840,000
375,000	EXCO Resources, Inc.	7.250	1/15/2011	383,438
1,050,000	Hanover Equipment Trust	8.500	9/1/2008	1,094,625
580,000	Harvest Operations Corporation	7.875	10/15/2011	568,400
530,000	Hornbeck Offshore Services, Inc.	6.125	12/1/2014	536,625
490,000	Kerr-McGee Corporation	6.875	9/15/2011	524,976
560,000	Ocean Rig Norway AS	8.375	7/1/2013	585,200
670,000	Petroleum Geo-Services ASA	10.000	11/5/2010	757,100
575,000	Pogo Producing Company	6.625	3/15/2015	586,500
1,190,000	Premcor Refining Group, Inc.	6.750	5/1/2014	1,267,350
570,000	Pride International, Inc.(b)	7.375	7/15/2014	625,575
600,000	SESI, LLC	8.875	5/15/2011	637,500
450,000	Vintage Petroleum, Inc.	7.875	5/15/2011	473,625
350,000	Vintage Petroleum, Inc.	8.250	5/1/2012	379,312
610,000	Western Oil Sands, Inc.	8.375	5/1/2012	705,312

	Total Energy			10,877,363

Financials (2.1%)
591,000	American Financial Group, Inc., Convertible(d)	1.486	6/2/2033	252,652
820,000	Dow Jones CDX	6.750	6/29/2010	818,975
570,000	Fairfax Financial Holdings, Ltd.(b)	7.750	4/26/2012	555,750
378,200	FINOVA Group, Inc.	7.500	11/15/2009	173,027
160,000	FTI Consulting, Inc.	7.625	6/15/2013	162,600
590,000	Refco Finance Holdings, LLC	9.000	8/1/2012	637,200
410,000	Residential Capital Corporation	6.375	6/30/2010	416,589
270,000	Riggs Capital Trust II	8.875	3/15/2027	295,573

	Total Financials			3,312,366

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Fund II
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (83.8%)	Interest Rate	Maturity Date	Value

Technology (2.6%)
$330,000	Freescale Semiconductor, Inc.	6.875%	7/15/2011	$348,150
330,000	Freescale Semiconductor, Inc.	7.125	7/15/2014	351,450
620,000	MagnaChip Semiconductor SA/MagnaChip
	Semiconductor Finance Company	6.875	12/15/2011	613,800
600,000	Sanmina-SCI Corporation	10.375	1/15/2010	666,000
100,000	Sanmina-SCI Corporation(b)	6.750	3/1/2013	96,250
160,000	Solar Capital Corporation(f)	9.125	8/15/2013	166,200
410,000	Solar Capital Corporation(f)	10.250	8/15/2015	424,862
760,000	UGS Corporation	10.000	6/1/2012	843,600
600,000	Xerox Corporation	7.625	6/15/2013	640,500

	Total Technology			4,150,812

Transportation (1.4%)
330,000	H-Lines Finance Holding Corporation(d)	Zero Coupon	4/1/2013	265,650
520,000	Horizon Lines, LLC	9.000	11/1/2012	557,700
580,000	Progress Rail Services Corporation	7.750	4/1/2012	593,050
829,365	United Air Lines, Inc.(g)	7.730	7/1/2010	787,353

	Total Transportation			2,203,753

Utilities (10.3%)
475,000	AES Corporation(b)	8.875	2/15/2011	530,812
700,000	AES Corporation	8.750	5/15/2013	775,250
660,000	AmeriGas Partners, LP	7.250	5/20/2015	699,600
580,000	Calpine Generating Company, LLC(c)	9.254	9/1/2005	587,250
601,160	CE Generation, LLC	7.416	12/15/2018	640,991
508,680	Cedar Brakes II, LLC	9.875	9/1/2013	588,294
410,000	Consumers Energy Company	6.300	2/1/2012	416,150
280,000	Dominion Resources, Inc., Convertible	2.125	12/15/2023	296,800
710,000	Dynegy Holdings, Inc.	9.875	7/15/2010	784,550
420,000	Dynegy Holdings, Inc.(b)	6.875	4/1/2011	421,050
1,400,000	Edison Mission Energy	9.875	4/15/2011	1,648,502
400,000	El Paso Corporation(b)	7.875	6/15/2012	420,000
1,005,000	El Paso Corporation(b)	7.375	12/15/2012	1,022,588
580,000	El Paso Corporation	7.800	8/1/2031	585,800
75,000	El Paso Natural Gas Corporation	7.625	8/1/2010	78,953
490,000	Emmis Communications Corporation(c)	9.285	9/15/2005	490,612
150,000	Ipalco Enterprises, Inc.	8.375	11/14/2008	162,375
500,000	Ipalco Enterprises, Inc.	8.625	11/14/2011	561,250
500,000	Midwest Generation, LLC	8.750	5/1/2034	560,000
260,000	Mission Energy Holding Company	13.500	7/15/2008	310,700
998,000	NRG Energy, Inc.	8.000	12/15/2013	1,067,860
170,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	7.125	6/15/2014	179,775
550,000	Sonat, Inc.	7.625	7/15/2011	566,500
610,000	Southern Star Central Corporation	8.500	8/1/2010	661,850
460,000	Texas Genco, LLC/Texas Genco Financing Corporation	6.875	12/15/2014	483,000

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Fund II
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (83.8%)	Interest Rate	Maturity Date	Value

Utilities — continued
$610,000	Williams Companies, Inc.	7.625%	7/15/2019	$695,400
475,000	Williams Companies, Inc.	7.875	9/1/2021	549,812
410,000	Williams Companies, Inc.	8.750	3/15/2032	507,375

	Total Utilities			16,293,099

	Total Long-Term Fixed Income (cost $129,319,156)			133,335,333

Shares	Preferred Stock (0.9%)			Value

8,177	General Motors Corporation, Convertible			$161,496
918	Sovereign Real Estate Investment Corporation			1,331,100

	Total Preferred Stock (cost $1,515,051)			1,492,596

Shares	Common Stock(h)			Value

750	Arcadia Financial, Ltd., Stock Warrants (i,j)			$0
735	ICG Communications, Inc., Stock Rights (j)			7
3	Orion Refining Corporation (i,j,k)			0
500	Unifi Communications, Inc., Stock Warrants (i,j,k)			0

	Total Common Stock (cost $27,847)			7

Shares	Collateral Held for Securities Loaned (12.8%)	Interest Rate(l)	Maturity Date	Value

20,359,154	Thrivent Financial Securities Lending Trust	3.330%	N/A	$20,359,154

	Total Collateral Held for Securities Loaned
	(cost $20,359,154)			20,359,154

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

High Yield Fund II
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares	Short-Term Investments (2.5%)	Interest Rate(l)	Maturity Date	Value

3,965,744	Thrivent Money Market Fund	2.960%	N/A	$3,965,744

	Total Short-Term Investments (at amortized cost)			3,965,744

	Total Investments (cost $155,186,952)			$159,152,834

(a)	The categories of investments are shown as a percentage of total investments.

(b)	All or a portion of the security is on loan.

(c)	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d)	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(e)	Earmarked as collateral for long settling trades.

(f)	Denotes investments purchased on a when-issued basis.

(g)	In bankruptcy.

(h)	The market value of the denoted categories of investments represents less than 0.1% of the total investments of the Thrivent High Yield Fund II.

(i)	Security is fair valued.

(j)	Non-income producing security.

(k)	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. These securities have been valued from the date of acquisition through July 29, 2005, by obtaining quotations from brokers active with these securities. The following table indicates the acquisition date and cost of restricted securities the Fund owned as of July 29, 2005.

		Acquisition
	Security	Date	Cost

	Orion Refining Corporation	8/3/2001	$0
	Unifi Communications, Inc., Stock Warrants	2/14/1997	6,525
(l)	The interest rate shown reflects the yield.

At July 29, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $5,074,840 and $(1,108,958), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Principal
Amount	Long-Term Fixed Income (98.6%)	Interest Rate	Maturity Date	Value

Alabama (0.1%)
$1,000,000	Alabama 21st Century Authority Tobacco Settlement
	Revenue Bonds	5.750%	12/1/2020	$1,058,200

	Total Alabama			1,058,200

Alaska (0.5%)
3,155,000	Alaska Energy Authority Power Revenue Refunding Bonds
	(Bradley Lake) (Series 5) (FSA Insured)	5.000	7/1/2021	3,318,050
3,110,000	Northern Tobacco Securitization Corporation Alaska
	Tobacco Settlement Revenue Bonds	6.200	6/1/2022	3,264,163

	Total Alaska			6,582,213

Arizona (0.9%)
780,000	Arizona Health Facilities Authority Revenue Bonds
	(Arizona Healthcare Pooled Financing) (FGIC Insured)	4.250	6/1/2006	788,908
815,000	Arizona Health Facilities Authority Revenue Bonds
	(Arizona Healthcare Pooled Financing) (FGIC Insured)	4.500	6/1/2007	836,117
975,000	Arizona Health Facilities Authority Revenue Bonds
	(Arizona Healthcare Pooled Financing) (FGIC Insured)	5.000	6/1/2011	1,050,387
1,020,000	Arizona Health Facilities Authority Revenue Bonds
	(Arizona Healthcare Pooled Financing) (FGIC Insured)	5.000	6/1/2012	1,100,590
1,000,000	Arizona Health Facilities Authority Revenue Bonds
	(Blood Systems, Inc.)	5.000	4/1/2017	1,062,670
1,200,000	Arizona Health Facilities Authority Revenue Bonds
	(Blood Systems, Inc.)	5.000	4/1/2018	1,253,076
500,000	Glendale, Arizona Industrial Development Authority
	(Midwestern University) (Series A)	5.750	5/15/2021	549,265
2,000,000	Phoenix, Arizona Industrial Development Authority
	Government Office Lease Revenue Bonds (Capital Mall
	Project) (AMBAC Insured)	5.375	9/15/2020	2,135,560
50,000	Phoenix, Arizona Industrial Development Authority
	Single Family Mortgage Revenue Bonds (Series 1A)
	(GNMA/FNMA/FHLMC Insured)	5.875	6/1/2016	50,983
1,285,000	Pima County, Arizona Industrial Development Authority
	Multifamily Bonds (La Hacienda Project)
	(GNMA/FHA Insured)	7.000	12/20/2031	1,396,525
1,000,000	Pinal County, Arizona Unified School District #43
	Apache Junction Bonds (Series A) (FGIC Insured)(b)	5.800	7/1/2011	1,037,260
500,000	Yavapai County, Arizona Hospital Revenue Bonds
	(Yavapai Regional Medical Center) (Series A)	6.000	8/1/2033	534,315

	Total Arizona			11,795,656

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (98.6%)	Interest Rate	Maturity Date	Value

Arkansas (0.6%)
$560,000	Arkansas Housing Development Agency Single Family
	Mortgage Revenue Bonds (FHA Insured)(b)	8.375%	7/1/2010	$637,140
2,400,000	Arkansas State Community Water System Public Water
	Authority Revenue Bonds (Series B) (MBIA Insured)	5.000	10/1/2023	2,516,040
3,000,000	Jonesboro, Arkansas Residential Housing and Health Care
	Facilities Revenue Bonds (St. Bernards Regional Medical
	Center) (AMBAC Insured)	5.800	7/1/2011	3,132,690
875,000	Pope County, Arkansas Pollution Control Revenue Bonds
	(Arkansas Power and Light Company Project) (FSA Insured)	6.300	12/1/2016	887,959

	Total Arkansas			7,173,829

California (10.8%)
3,950,000	Anaheim, California Public Financing Authority Lease
	Revenue Bonds (Public Improvements Project) (Series A)
	(FSA Insured)(c)	6.000	9/1/2024	4,805,965
5,000,000	California Infrastructure & Economic Bank Revenue Bonds
	(Bay Area Toll Bridges) (1st Lien-A)(d)	5.000	7/1/2025	5,294,300
145,000	California Rural Home Mortgage Finance Authority Single
	Family Mortgage Revenue Bonds (Series D)
	(GNMA/FNMA Insured)(Subject to ‘AMT’)	7.100	6/1/2031	152,322
5,000,000	California State Department of Water Resources Supply
	Revenue Bonds (Series A) (AMBAC Insured)	5.375	5/1/2018	5,475,000
10,000,000	California State General Obligation Bonds	5.000	2/1/2020	10,485,300
2,000,000	California State General Obligation Bonds
	(AMBAC Insured)	6.300	9/1/2010	2,282,360
4,000,000	California State Prerefunded General Obligation Bonds(b)	5.250	12/1/2019	4,390,320
3,000,000	California State Public Works Board Lease Revenue Bonds
	(Department of Corrections State Prison)	7.400	9/1/2010	3,542,940
4,000,000	California State Public Works Board Lease Revenue Bonds
	(UCLA Replacement Hospital) (Series A) (FSA Insured)	5.375	10/1/2015	4,407,320
1,500,000	California State Revenue General Obligation Bonds	7.000	8/1/2006	1,561,515
2,000,000	California State Revenue General Obligation Bonds	5.250	11/1/2021	2,155,040
10,000,000	California State Revenue General Obligation Bonds	5.250	4/1/2029	10,695,300
1,000,000	California State Unrefunded Balance General
	Obligation Bonds	5.250	12/1/2019	1,073,280
300,000	California State Unrefunded General Obligation Bonds
	(MBIA Insured)	6.000	8/1/2016	307,686
2,000,000	California State Veterans General Obligation Revenue
	Bonds (FGIC) (Series AT)	9.500	2/1/2010	2,482,820
105,000	Central Valley Financing Authority Cogeneration Project
	Revenue Bonds (Carson Ice-Gen Project)	6.000	7/1/2009	105,328
4,030,000	Contra Costa County, California Home Mortgage Revenue
	Bonds (GNMA Insured) (Escrowed to Maturity)(b)	7.500	5/1/2014	5,224,411
5,000,000	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue Bonds (Series A)(b)	7.100	1/1/2009	5,653,500

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (98.6%)	Interest Rate	Maturity Date	Value

California — continued
$5,000,000	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue Bonds (Series A)(b,d)	7.100%	1/1/2011	$5,898,950
6,000,000	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue Bonds (Series A)(b,d)	7.200	1/1/2013	7,090,980
7,145,000	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue Bonds (Series A)(b)	7.200	1/1/2014	8,444,175
420,000	Golden West Schools Financing Authority California
	Revenue Bonds (Series A) (MBIA Insured)	5.800	2/1/2022	501,060
3,015,000	Los Angeles, California Department of Water & Power
	Waterworks Revenue Bonds	5.000	7/1/2025	3,199,548
2,385,000	Orange County, California Recovery Certificates Of
	Participation Bonds (Series A)(MBIA Insured)	5.800	7/1/2016	2,494,925
5,000,000	Pittsburg, California Redevelopment Agency Tax
	Allocation Bonds (Los Medanos Community
	Development Project) (AMBAC Insured)	Zero Coupon	8/1/2024	2,061,250
4,200,000	Pomona, California Single Family Mortgage
	Revenue Bonds (Series A) (GNMA/FNMA Insured)(b)	7.600	5/1/2023	5,490,198
1,500,000	San Bernardino County, California Single Family
	Mortgage Revenue Bonds (Series A) (GNMA Insured)(b)	7.500	5/1/2023	1,946,835
1,500,000	San Francisco, California Bay Area Rapid Transit
	District Sales Tax Revenue Bonds (AMBAC Insured)	6.750	7/1/2010	1,743,135
15,000,000	San Joaquin Hills Transportation Corridor Agency,
	California Toll Road Revenue Bonds(b,e)	7.650	1/1/2013	16,945,950
2,760,000	San Jose, California Redevelopment Agency Tax
	Allocation Bonds (Series A) (MBIA Insured)	5.000	8/1/2025	2,922,509
10,000,000	Southern California Public Power Authority Power
	Project Revenue Bonds (Magnolia Power Project)
	(Series A) (2003-1) (AMBAC Insured)	5.000	7/1/2036	10,499,100

	Total California			139,333,322

Colorado (4.7%)
2,000,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (Bromley East Project) (Series A)(b)	7.250	9/15/2030	2,412,100
570,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (Cherry Creek Academy Facility, Inc.)	6.000	4/1/2021	582,506
1,280,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (Cherry Creek Academy Facility, Inc.)	6.000	4/1/2030	1,308,083
2,825,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (Classical Academy)(b)	7.250	12/1/2030	3,437,573
750,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (Pinnacle Charter School Project)(b)	5.250	12/1/2011	791,438
1,000,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (University Lab School Project)(b)	5.750	6/1/2016	1,125,490
750,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (University Lab School Project)(b)	6.125	6/1/2021	858,885

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (98.6%)	Interest Rate	Maturity Date	Value

Colorado — continued
$6,250,000	Colorado Educational and Cultural Facilities Authority
	Revenue Bonds (University Lab School Project)(b)	6.250%	6/1/2031	$7,198,438
1,000,000	Colorado Health Facilities Authority Revenue Bonds
	(Evangelical Lutheran Good Samaritan)	6.250	12/1/2010	1,109,970
5,000,000	Colorado Health Facilities Authority Revenue Bonds
	(Evangelical Lutheran Good Samaritan)	6.800	12/1/2020	5,762,050
2,000,000	Colorado Health Facilities Authority Revenue Bonds
	(Evangelical Lutheran) (Series B)	3.750	6/1/2034	1,975,020
1,000,000	Colorado Health Facilities Authority Revenue Bonds
	(Parkview Medical Center Project)	6.500	9/1/2020	1,112,010
500,000	Colorado Health Facilities Authority Revenue Bonds
	(Parkview Medical Center Project)	6.600	9/1/2025	554,150
230,000	Colorado Housing and Finance Authority Revenue Bonds
	(Single Family Program) (Series A-2) (Subject to ‘AMT’)	7.450	10/1/2016	235,854
145,000	Colorado Housing and Finance Authority Revenue Bonds
	(Single Family Program) (Series A-3)	7.250	4/1/2010	149,235
970,000	Colorado Housing and Finance Authority Revenue Bonds
	(Single Family Program) (Series B-3)	6.700	8/1/2017	999,372
135,000	Colorado Housing and Finance Authority Revenue Bonds	7.150	10/1/2030	138,699
935,000	Colorado Housing and Finance Authority Single Family
	Revenue Bonds (Series D-2) (Subject to ‘AMT’)	6.350	11/1/2029	975,373
70,000	Colorado Water Resources and Power Development
	Authority Clean Water Revenue Unrefunded Bonds
	(Series A) (FSA Insured)	6.250	9/1/2013	70,209
3,525,000	Colorado Water Resources and Power Development
	Authority Small Water Resources Revenue Bonds
	(Series A) (FGIC Insured)	5.250	11/1/2021	3,811,054
6,000,000	Denver, Colorado City & County Bonds	5.600	10/1/2029	6,700,980
200,000	Denver, Colorado Health and Hospital Authority
	Healthcare Revenue Bonds (Series A)	5.250	12/1/2010	208,080
200,000	Denver, Colorado Health and Hospital Authority
	Healthcare Revenue Bonds (Series A)	5.250	12/1/2011	207,276
2,000,000	Denver, Colorado Health and Hospital Authority
	Healthcare Revenue Bonds (Series A) (ACA/ CBI Insured)	6.250	12/1/2016	2,149,720
1,890,000	Goldsmith, Colorado Metropolitan District Capital
	Appreciation General Obligation Bonds
	(MBIA Insured)	Zero Coupon	6/1/2007	1,785,370
1,890,000	Goldsmith, Colorado Metropolitan District Capital
	Appreciation General Obligation Bonds
	(MBIA Insured)	Zero Coupon	6/1/2008	1,717,651
1,885,000	Goldsmith, Colorado Metropolitan District Capital
	Appreciation General Obligation Bonds
	(MBIA Insured)	Zero Coupon	12/1/2008	1,682,193
3,000,000	Larimer County, Colorado School District # R 1
	Poudre Valley (MBIA/IBC Insured)	7.000	12/15/2016	3,847,140

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (98.6%)	Interest Rate	Maturity Date	Value

Colorado — continued
$4,000,000	Northwest Parkway Public Highway Authority,
	Colorado Capital Appreciation Revenue Bonds
	(Series C) (AMBAC Insured)(e)	Zero Coupon	6/15/2021	$3,395,560
3,500,000	Regional Transportation District, Colorado, Sales Tax
	Revenue Bonds (Series B) (AMBAC Insured)(b)	5.500%	11/1/2021	3,941,910

	Total Colorado			60,324,514

Connecticut (0.5%)
2,000,000	Connecticut State Health and Educational Facilities
	Authority Revenue Bonds (Yale University) (Series W)	5.125	7/1/2027	2,087,260
4,000,000	Connecticut State Special Tax Obligation Revenue Bonds
	(Transportation Infrastructure) (Series B)	6.500	10/1/2010	4,568,000

	Total Connecticut			6,655,260

District of Columbia (0.6%)
7,570,000	District of Columbia Tobacco Settlement Financing
	Corporation Revenue Bonds	6.250	5/15/2024	8,165,986

	Total District of Columbia			8,165,986

Florida (1.6%)
708,000	Brevard County, Florida Housing Finance Authority
	Homeowner Mortgage Revenue Bonds (Series B)
	(GNMA Insured)	6.500	9/1/2022	709,558
1,565,000	Clay County, Florida Housing Finance Authority Single
	Family Mortgage Revenue Bonds (GNMA/FNMA Insured)
	(Subject to ‘AMT’)	6.000	4/1/2029	1,603,045
750,000	Florida Intergovernmental Finance Commission Capital
	Revenue Bonds(b)	5.125	5/1/2021	820,642
620,000	Florida State Board of Education Capital Outlay
	Unrefunded General Obligation Bonds (MBIA Insured)	9.125	6/1/2014	866,152
1,520,000	Florida State Revenue Bonds (Jacksonville Transportation)	5.000	7/1/2019	1,582,578
2,000,000	Highlands County, Florida Health Facilities Authority
	Revenue Bonds (Adventist Health System/Sunbelt, Inc.)
	(Series A)	6.000	11/15/2031	2,182,160
1,500,000	Jacksonville, Florida Health Facilities Authority
	Revenue Bonds (Series C)(b)	5.750	8/15/2015	1,663,395
1,145,000	Leon County, Florida Educational Facilities Authority
	Certificates of Participation(b)	8.500	9/1/2017	1,629,209
225,000	Manatee County, Florida Housing Finance Authority	7.200	5/1/2028	230,710
1,320,000	Orange County, Florida Health Facilities Authority
	Revenue Bonds (Adventist Health Systems)	5.750	11/15/2008	1,416,796
1,000,000	Orange County, Florida Health Facilities Authority
	Revenue Bonds (Adventist Health Systems)	5.850	11/15/2010	1,101,750
2,000,000	Orange County, Florida Health Facilities Authority
	Revenue Bonds (Orlando Regional Healthcare System)
	(Series A) (MBIA Insured)	6.250	10/1/2018	2,424,760

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (98.6%)	Interest Rate	Maturity Date	Value

Florida — continued
$975,000	Orange County, Florida Housing Finance Authority
	Homeowner Revenue Bonds (Series B-1)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	5.900%	9/1/2028	$995,943
2,500,000	Orlando, Florida Utilities Community Water & Electric
	Revenue Bonds	5.250	10/1/2019	2,730,125
300,000	Palm Beach County, Florida Housing Finance Authority
	Single Family Homeowner Revenue Bonds (Series A-1)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	5.900	10/1/2027	306,444
280,000	Pinellas County, Florida Housing Finance Authority
	Single Family Housing Revenue Bonds (Multi-County
	Program) (Series B-1) (Subject to ‘AMT)	7.250	9/1/2029	280,731
285,000	Pinellas County, Florida Housing Finance Authority
	Single Family Housing Revenue Bonds (Series A-1)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	7.200	9/1/2029	290,954

	Total Florida			20,834,952

Georgia (3.0%)
6,900,000	Bibb County, Georgia Authority Environmental Imput
	Revenue Bonds	4.850	12/1/2009	7,086,921
2,000,000	Brunswick, Georgia Water and Sewer Revenue Refunding
	Bonds (MBIA Insured)	6.000	10/1/2011	2,191,800
1,500,000	Brunswick, Georgia Water and Sewer Revenue Refunding
	Bonds (MBIA Insured)	6.100	10/1/2019	1,804,395
1,560,000	Chatham County, Georgia Hospital Authority Revenue
	Bonds (C/O Memorial Medical Center)	5.750	1/1/2029	1,688,419
1,000,000	Chatham County, Georgia Hospital Authority Revenue
	Bonds (Memorial Health University Medical Center)	6.125	1/1/2024	1,095,520
5,000,000	Cherokee County, Georgia Water and Sewer Authority
	Revenue Refunding Bonds (MBIA Insured)	5.500	8/1/2018	5,719,550
1,000,000	Georgia State General Obligation Bonds (Series B)	6.300	3/1/2009	1,105,050
1,000,000	Georgia State General Obligation Bonds (Series B)	6.300	3/1/2010	1,130,550
2,000,000	Georgia State General Obligation Bonds (Series B)	5.650	3/1/2012	2,255,640
3,500,000	Georgia State General Obligation Bonds (Series D)	5.000	8/1/2012	3,825,500
1,000,000	McDuffie County, Georgia Development Authority
	Waste Disposal Revenue Bonds (Adj-Temple-Inland
	Forest Products)	6.950	12/1/2023	1,120,680
2,500,000	Milledgeville-Balswin County, Georgia Development
	Authority Revenue Bonds	5.500	9/1/2024	2,603,075
5,000,000	Rockdale County, Georgia Water and Sewer Authority
	Revenue Bonds (Series A) (MBIA Insured)(b)	5.500	7/1/2025	5,506,400
1,500,000	Savannah, Georgia Economic Development Authority
	Student Housing Revenue Bonds (State University
	Project) (Series A)(ACA Insured)	6.750	11/15/2020	1,671,705

	Total Georgia			38,805,205

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (98.6%)	Interest Rate	Maturity Date	Value

Hawaii (1.8%)
$7,330,000	Hawaii State Highway Revenue Bonds	5.500%	7/1/2018	$8,502,434
1,000,000	Honolulu, Hawaii City & County Revenue Bonds
	(Series A) (FSA Insured)(b)	5.250	9/1/2024	1,101,940
10,000,000	Honolulu, Hawaii City & County Revenue Bonds
	(Series A) (FSA Insured)	5.250	3/1/2027	10,749,000
2,555,000	Honolulu, Hawaii City & County Revenue Bonds
	(Unrefunded Balance) (Series A) (FGIC Insured)	6.250	4/1/2014	3,035,979

	Total Hawaii			23,389,353

Idaho (0.4%)
1,000,000	Idaho Falls, Idaho General Obligation Bonds
	(FGIC Insured)	Zero Coupon	4/1/2007	948,320
3,115,000	Idaho Falls, Idaho General Obligation Bonds
	(FGIC Insured)	Zero Coupon	4/1/2010	2,618,500
2,000,000	Idaho Falls, Idaho General Obligation Bonds
	(FGIC Insured)	Zero Coupon	4/1/2011	1,608,080

	Total Idaho			5,174,900

Illinois (9.0%)
2,000,000	Broadview, Illinois Tax Increment Tax Allocation Bonds	5.250	7/1/2012	2,078,600
1,000,000	Broadview, Illinois Tax Increment Tax Allocation
	Revenue Bonds	5.375	7/1/2015	1,035,730
10,000,000	Chicago, Illinois Capital Appreciation City Colleges
	General Obligation Bonds (FGIC Insured)	Zero Coupon	1/1/2024	4,236,200
3,000,000	Chicago, Illinois Lakefront Millennium Project
	General Obligation Bonds (MBIA Insured)	5.750	1/1/2029	3,141,720
75,000	Chicago, Illinois Single Family Mortgage Revenue
	Bonds (Series A) (GNMA/FNMA/FHLMC Insured)
	(Subject to ‘AMT’)	7.250	9/1/2028	76,207
430,000	Chicago, Illinois Single Family Mortgage Revenue
	Bonds (Series C) (GNMA/FNMA/FHLMC Insured)
	(Subject to ‘AMT’)	7.050	10/1/2030	429,729
225,000	Chicago, Illinois Single Family Mortgage Revenue
	Bonds (Series C) (GNMA/FNMA/FHLMC Insured)
	(Subject to ‘AMT’)	7.000	3/1/2032	225,536
7,200,000	Chicago, Illinois Tax Increment Capital Appreciation
	Tax Allocation Bonds (Series A) (ACA Insured)	Zero Coupon	11/15/2014	4,527,576
1,000,000	Cook County, Illinois Community Consolidated
	School District #15 Palatine Capital Appreciation
	General Obligation Bonds (FGIC Insured)	Zero Coupon	12/1/2014	674,900
2,500,000	Cook County, Illinois General Obligation Bonds
	(Series A) (MBIA Insured)	6.250	11/15/2011	2,877,000
1,250,000	Cook County, Illinois School District #99 Cicero
	General Obligation Bonds (FGIC Insured)	8.500	12/1/2011	1,585,638
1,565,000	Cook County, Illinois School District #99 Cicero
	General Obligation Bonds (FGIC Insured)	8.500	12/1/2014	2,129,167
The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (98.6%)	Interest Rate	Maturity Date	Value

Illinois — continued
$1,815,000	Cook County, Illinois School District #99 Cicero
	General Obligation Bonds (FGIC Insured)	8.500%	12/1/2016	$2,546,862
1,000,000	Du Page County, Illinois General Obligation Bonds
	(Stormwater Project)	5.600	1/1/2021	1,144,610
1,710,000	Du Page, Cook & Will Counties, Illinois Community
	College District Number 502	5.000	1/1/2017	1,843,688
1,000,000	Illinois Development Finance Authority Revenue
	Bonds (Midwestern University) (Series B)	6.000	5/15/2021	1,108,600
1,000,000	Illinois Development Finance Authority Revenue
	Bonds (Midwestern University) (Series B)	6.000	5/15/2026	1,097,740
2,365,000	Illinois Development Finance Authority Revenue
	Bonds (School District #304) (Series A) (FSA Insured)	Zero Coupon	1/1/2021	1,166,347
4,900,000	Illinois Educational Facilities Authority Revenue
	Bonds (Northwestern University)	5.250	11/1/2032	5,401,711
1,000,000	Illinois Educational Facilities Authority Student
	Housing Revenue Bonds (University Center Project)	6.625	5/1/2017	1,111,260
380,000	Illinois Health Facilities Authority Prerefunded
	Revenue Bonds (Series B) (MBIA/IBC Insured)	5.250	8/15/2018	408,082
1,600,000	Illinois Health Facilities Authority Revenue Bonds
	(Bethesda Home and Retirement)(Series A)	6.250	9/1/2014	1,695,328
2,000,000	Illinois Health Facilities Authority Revenue Bonds
	(Centegra Health Systems)	5.250	9/1/2018	2,046,380
2,000,000	Illinois Health Facilities Authority Revenue Bonds
	(Lutheran General Health Care Facilities) (FSA Insured)	6.000	4/1/2018	2,326,660
2,500,000	Illinois Health Facilities Authority Revenue Bonds
	(Passavant Memorial Area Hospital Association)	6.000	10/1/2024	2,731,725
1,000,000	Illinois Health Facilities Authority Revenue Bonds
	(Riverside Health System)(b)	6.850	11/15/2029	1,177,040
4,180,000	Illinois Health Facilities Authority Revenue Bonds
	(Rush-Presbyterian-St. Lukes) (Series A) (MBIA Insured)	5.250	11/15/2014	4,442,086
3,985,000	Illinois Health Facilities Authority Revenue Bonds
	(Swedish American Hospital)(b)	6.875	11/15/2030	4,606,620
4,655,000	Illinois Health Facilities Authority Revenue Bonds
	(Thorek Hospital and Medical Center)	5.250	8/15/2018	4,785,293
2,120,000	Illinois Health Facilities Authority Unrefunded Revenue
	Bonds (Series B) (MBIA/IBC Insured)	5.250	8/15/2018	2,233,653
2,000,000	Illinois Sports Facilities Authority State Tax
	Supported Capital Appreciation Revenue Bonds
	(AMBAC Insured)	Zero Coupon	6/15/2017	1,187,720
1,500,000	Illinois Sports Facilities Authority State Tax
	Supported Capital Appreciation Revenue Bonds
	(AMBAC Insured)	Zero Coupon	6/15/2018	847,170
1,500,000	Illinois Sports Facilities Authority State Tax
	Supported Capital Appreciation Revenue Bonds
	(AMBAC Insured)	Zero Coupon	6/15/2019	804,900
7,925,000	Illinois State Sales Tax Revenue Bonds (Second Series)	5.750	6/15/2018	9,317,581

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (98.6%)	Interest Rate	Maturity Date	Value

Illinois — continued
$3,065,000	Illinois State Sales Tax Revenue Bonds (Series L)	7.450%	6/15/2012	$3,770,778
4,000,000	Lake & McHenry Counties, Illinois Community
	Unit School District No 118	Zero Coupon	1/1/2024	1,554,480
3,035,000	McHenry County, Illinois Community High School
	District #157 General Obligation Bonds (FSA Insured)	9.000	12/1/2017	4,496,444
4,000,000	McLean County, Illinois Bloomington - Normal
	Airport Central Illinois Regional Authority Revenue
	Bonds (Subject to ‘AMT’)	6.050	12/15/2019	4,031,680
1,410,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place Exposition
	Project) (FGIC Insured)	5.250	12/15/2028	1,478,470
1,115,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place Exposition
	Project) (Series A)(b)	5.500	6/15/2015	1,275,627
885,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place Exposition
	Project) (Series A) (FGIC Insured)	5.500	6/15/2015	1,003,891
17,505,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place
	Exposition Project) (Series A) (FGIC Insured)	Zero Coupon	6/15/2020	9,046,234
3,100,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place
	Exposition Project) (Series A) (MBIA Insured)	Zero Coupon	6/15/2024	1,302,310
2,000,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place
	Exposition Project) (Series A) (MBIA Insured)	Zero Coupon	12/15/2024	821,120
7,000,000	Metropolitan Pier and Exposition Authority, Illinois
	State Tax Revenue Bonds (McCormick Place
	Exposition Project) (Series B) (MBIA Insured)(e)	Zero Coupon	6/15/2020	5,432,770
3,000,000	Regional Transportation Authority, Illinois Revenue
	Bonds (Series A) (FGIC Insured)	6.700	11/1/2021	3,749,070

	Total Illinois			115,011,933

Indiana (1.1%)
2,665,000	Avon, Indiana Community School Building Corporation
	Revenue Bonds Unrefunded Balance (First Mortgage)
	(AMBAC Insured)(b)	5.250	1/1/2022	2,764,404
700,000	Ball State University, Indiana University Student Fee
	Revenue Bonds (Series K) (FGIC Insured)	5.750	7/1/2020	774,060
1,250,000	East Chicago, Indiana Elementary School Building
	Corporation Revenue Bonds	6.250	1/5/2016	1,434,712
200,000	Indiana State Housing Authority Single Family Mortgage
	Revenue Bonds (Series C-2) (GNMA Insured)	5.250	7/1/2017	204,150
510,000	Indiana Transportation Finance Authority Airport
	Facilities Lease Revenue Bonds (Series A)	5.400	11/1/2006	523,688

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund

Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (98.6%)	Interest Rate	Maturity Date	Value

Indiana — continued
$250,000	Indiana Transportation Finance Authority Highway
	Revenue Bonds (Series A)	6.800%	12/1/2016	$300,742
570,000	Indiana Transportation Finance Authority Highway
	Revenue Bonds (Series A) (AMBAC Insured)(b)	5.750	6/1/2012	643,137
985,000	Indiana Transportation Finance Authority Highway
	Revenue Bonds (Series A) (MBIA/IBC Insured)(b)	7.250	6/1/2015	1,150,766
3,565,000	Indiana Transportation Finance Authority Highway
	Unrefunded Revenue Bonds (Series A) (MBIA/IBC Insured) 7.250		6/1/2015	4,379,460
2,120,000	Purdue University, Indiana Revenue Bonds (Student Fees)
	(Series L)	5.000	7/1/2020	2,233,865

	Total Indiana			14,408,984

Iowa (0.8%)
2,085,000	Coralville, Iowa Urban Renewal Revenue Bonds Annual
	Appropriation (Tax Increment-H2)	5.000	6/1/2011	2,173,592
3,125,000	Coralville, Iowa Urban Renewal Revenue Bonds Annual
	Appropriation (Tax Increment-H2)	5.000	6/1/2021	3,218,656
4,500,000	Iowa Finance Authority Health Care Facilities Revenue
	Bonds (Genesis Medical Center)	6.250	7/1/2025	4,890,780

	Total Iowa			10,283,028

Kansas (0.7%)
1,255,000	Kansas City, Kansas Utility System Capital
	Appreciation Revenue Bonds (AMBAC Insured)(b)	Zero Coupon	3/1/2007	1,197,396
920,000	Kansas City, Kansas Utility System Capital
	Appreciation Unrefunded Revenue Bonds
	(AMBAC Insured)	Zero Coupon	3/1/2007	876,686
1,000,000	Kansas State Development Finance Authority
	Health Facilities Revenue Bonds (Stormont Vail
	Healthcare) (Series K)	5.375	11/15/2024	1,070,500
2,000,000	Olathe, Kansas Health Facilities Revenue Bonds
	(Olathe Medical Center Project) (Series A)
	(AMBAC Insured)	5.500	9/1/2025	2,131,820
475,000	Sedgwick and Shawnee Counties, Kansas Single Family
	Mortgage Revenue Bonds (Series A-2) (GNMA Insured)	6.700	6/1/2029	494,294
2,300,000	University of Kansas Hospital Authority Health
	Facilities Revenue Bonds	5.500	9/1/2022	2,422,337
500,000	Wyandotte County/Kansas City, Kansas Unified
	Government Special Obligation Revenue Bonds
	(2nd Lien-B)	5.000	12/1/2020	498,375

	Total Kansas			8,691,408

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

113

Municipal Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (98.6%)	Interest Rate	Maturity Date	Value

Kentucky (0.6%)
$5,345,000	Kentucky State Turnpike Authority Economic
	Development Revenue Bonds
	(Revitalization Project) (FGIC Insured)	Zero Coupon	1/1/2010	$4,560,675
3,000,000	Maysville, Kentucky Solid Waste Disposal Facility
	Revenue Bonds (Adj-Inland Container
	Corporation Project)	6.900%	9/1/2022	3,352,200

	Total Kentucky			7,912,875

Louisiana (1.7%)
890,000	Jefferson Parish, Louisiana Home Mortgage Authority
	Single Family Mortgage Revenue Bonds (Series A-2)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	7.500	12/1/2030	922,530
410,000	Jefferson Parish, Louisiana Home Mortgage Authority
	Single Family Mortgage Revenue Bonds (Series D-1)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	7.500	6/1/2026	424,817
580,000	Louisiana Housing Finance Agency Single Family
	Mortgage Revenue Bonds (Series A-2) (GNMA/FNMA/
	FHLMC Insured) (Subject to ‘AMT’)	7.800	12/1/2026	608,756
520,000	Louisiana Housing Finance Agency Single Family
	Mortgage Revenue Bonds (Series D-2) (GNMA/FNMA
	Insured) (Subject to ‘AMT’)	7.050	6/1/2031	548,870
3,000,000	Louisiana Public Facilities Authority Hospital Revenue
	Bonds (Lake Charles Memorial) (AMBAC/TCRS Insured)	8.625	12/1/2030	3,806,190
6,500,000	New Orleans, Louisiana General Obligation Bonds
	(AMBAC Insured)	Zero Coupon	9/1/2012	4,873,700
3,000,000	Orleans Parish, Louisiana School Board
	Administration Offices Revenue Bonds
	(MBIA Insured)(b)	8.950	2/1/2008	3,422,040
2,605,000	Regional Transportation Authority, Louisiana Sales Tax
	Revenue Bonds (Series A) (FGIC Insured)	8.000	12/1/2012	3,314,185
4,200,000	Tobacco Settlement Financing Corporation, Louisiana
	Revenue Bonds (Series 2001-B)	5.500	5/15/2030	4,380,222

	Total Louisiana			22,301,310

Maryland (0.9%)
1,250,000	Frederick County, Maryland Educational Facilities
	Revenue Bonds (Mount Saint Mary’s College) (Series A)	5.750	9/1/2025	1,319,362
1,890,000	Maryland State Economic Development Corporation
	Revenue Bonds (Lutheran World Relief)	7.200	4/1/2025	2,076,978
1,550,000	Maryland State Economic Development Corporation
	Student Housing Revenue Bonds (Sheppard Pratt)
	(ACA Insured)	6.000	7/1/2033	1,650,610
1,000,000	Maryland State Health and Higher Educational Facilities
	Authority Revenue Bonds (University of Maryland
	Medical System)	6.000	7/1/2022	1,101,920

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (98.6%)	Interest Rate	Maturity Date	Value

Maryland — continued
$4,500,000	Morgan State University, Maryland Academic and
	Auxiliary Facilities Fees Revenue Bonds (MBIA Insured)	6.050%	7/1/2015	$5,189,220
85,000	Prince Georges County, Maryland Housing Authority
	Single Family Mortgage Revenue Bonds (Series A)
	(GNMA/FNMA/ FHLMC Insured) (Subject to ‘AMT’)	7.400	8/1/2032	85,099
425,000	Westminster, Maryland Education Facilities Revenue
	Bonds (McDaniel College)	5.500	4/1/2027	448,350

	Total Maryland			11,871,539

Massachusetts (1.3%)
4,935,000	Massachusetts State Construction Lien General
	Obligation Bonds (Series A) (FGIC-TCRS)	5.250	1/1/2013	5,460,380
725,000	Massachusetts State Development Finance Agency
	Revenue Bonds (Devens Electric Systems)	5.625	12/1/2016	780,506
2,000,000	Massachusetts State General Obligation Bonds
	(Series B)(b)	6.500	8/1/2008	2,177,660
2,500,000	Massachusetts State Health and Educational Facilities
	Authority Revenue Bonds (Daughters of Charity)
	(Series D)(b)	6.100	7/1/2014	2,568,175
1,000,000	Massachusetts State Health and Educational Facilities
	Authority Revenue Bonds (Partners Healthcare System)
	(Series C)	6.000	7/1/2016	1,126,290
3,000,000	Massachusetts State School Building Authority Dedicated
	Sales Tax Revenue Bonds (Series A) (MBIA Insured)(f)	5.000	8/15/2027	3,177,150
1,170,000	Westfield, Massachusetts General Obligation Bonds
	(FGIC Insured)(b)	6.500	5/1/2014	1,347,021

	Total Massachusetts			16,637,182

Michigan (3.6%)
515,000	Chelsea, Michigan Economic Development Corporation
	Obligation Revenue Bonds (United Methodist Retirement)	4.800	11/15/2005	514,434
545,000	Chelsea, Michigan Economic Development Corporation
	Obligation Revenue Bonds (United Methodist Retirement)	4.900	11/15/2006	541,823
2,000,000	East Lansing, Michigan Building Authority General
	Obligation Bonds	5.700	4/1/2020	2,369,380
2,355,000	John Tolfree Health System Corporation Michigan
	Mortgage Revenue Bonds	5.850	9/15/2013	2,429,771
1,500,000	Livonia, Michigan Public Schools School District
	General Obligation Bonds (FGIC Insured)(b)	Zero Coupon	5/1/2009	1,311,930
2,460,000	Michigan Municipal Board Authority Revenue Bonds
	(Local Government Loan Program) (FGIC Insured)	Zero Coupon	12/1/2005	2,438,180
1,380,000	Michigan Public Power Agency Revenue Bonds
	(Combustion Turbine #1 Project) (Series A)
	(AMBAC Insured)	5.250	1/1/2016	1,501,868
45,000	Michigan State Hospital Finance Authority Revenue
	Bonds (Detroit Medical Center)	8.125	8/15/2012	45,141

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (98.6%)	Interest Rate	Maturity Date	Value

Michigan — continued
$2,825,000	Michigan State Hospital Finance Authority Revenue
	Bonds (MBIA Insured)(b)	5.375%	8/15/2014	$3,169,368
6,580,000	Michigan State Hospital Finance Authority Revenue
	Bonds (Oakwood Obligated Group)	5.000	11/1/2009	6,904,855
175,000	Michigan State Hospital Finance Authority Revenue
	Bonds (Series P) (MBIA Insured)(b)	5.375	8/15/2014	184,930
2,750,000	Michigan State Hospital Finance Authority Revenue
	Refunding Bonds (Crittenton Hospital) (Series A)	5.500	3/1/2022	2,919,372
5,000,000	Michigan State Trunk Line Fund Revenue Bonds
	(FSA Insured)	5.000	11/1/2022	5,399,100
4,500,000	Rochester, Michigan Community School District
	(MBIA Insured)	5.000	5/1/2019	4,987,080
3,320,000	Sault Ste Marie, Michigan Chippewa Indians Housing
	Authority (Tribal Health and Human Services Center)	7.750	9/1/2012	3,323,984
2,000,000	St. Clair County, Michigan Economic Development
	Corporation Revenue Bonds (Detroit Edison) (Series AA)
	(AMBAC Insured)	6.400	8/1/2024	2,209,840
990,000	Summit Academy North, Michigan Public School
	Academy Certificates of Participation	6.550	7/1/2014	1,008,642
690,000	Summit Academy North, Michigan Public School
	Academy Certificates of Participation	8.375	7/1/2030	721,823
1,000,000	Trenton, Michigan Building Authority General
	Obligation Bonds (AMBAC Insured)	5.600	10/1/2019	1,102,690
3,560,000	Wayne State University, Michigan University Revenue
	Bonds (FGIC Insured)(d)	5.125	11/15/2029	3,754,554

	Total Michigan			46,838,765

Minnesota (4.6%)
375,000	Chaska, Minnesota Economic Development Authority
	School Facilities Lease Revenue Bonds (Independent
	School District #112) (Series A)	5.125	12/1/2010	395,096
750,000	Chaska, Minnesota Electric Revenue Bonds (Refining
	Generating Facilities) (Series A)	5.250	10/1/2025	809,392
800,000	Minneapolis and St. Paul, Minnesota Housing &
	Redevelopment Authority Healthcare System
	(Healthpartners Obligation Group Project)	6.000	12/1/2021	888,384
2,030,000	Minneapolis and St. Paul, Minnesota Metropolitan
	Airports Commission Airport Revenue Bonds	5.000	1/1/2022	2,121,370
1,000,000	Minneapolis and St. Paul, Minnesota Metropolitan
	Airports Commission Airport Revenue Bonds (Series C)
	(FGIC Insured)	5.125	1/1/2020	1,069,270
5,000,000	Minneapolis and St. Paul, Minnesota Metropolitan
	Airports Commission Airport Revenue Bonds (Series C)
	(FGIC Insured)	5.000	1/1/2031	5,272,300

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (98.6%)	Interest Rate	Maturity Date	Value

Minnesota — continued
$7,685,000	Minneapolis, Minnesota Community Development
	Agency Tax Increment Revenue Bonds
	(MBIA Insured)	Zero Coupon	3/1/2009	$6,766,412
85,000	Minnesota Agricultural and Economic Development
	Board Health Care System Revenue Bonds
	Unrefunded Balance (Fairview Hospital)(Series A)
	(MBIA Insured)	5.750%	11/15/2026	91,136
4,915,000	Minnesota Agricultural and Economic Development
	Board Health Care System Revenue Bonds Pre-refunded
	(Fairview Hospital)(Series A) (MBIA Insured)(b)	5.750	11/15/2026	5,318,718
3,750,000	Minnesota Higher Education Facilities Authority
	Revenue Bonds (Augsburg College) (Series 4-F1)(b)	6.250	5/1/2023	3,919,050
1,000,000	Minnesota Higher Education Facilities Authority Revenue
	Bonds (College of Art and Design) (Series 5-D)	6.625	5/1/2020	1,088,900
530,000	Minnesota Higher Education Facilities Authority Revenue
	Bonds (University of St. Thomas) (Series 5-Y)	5.250	10/1/2019	577,822
3,620,000	Minnesota State General Obligation Bonds	5.250	8/1/2017	3,907,464
1,000,000	Northfield, Minnesota Hospital Revenue Bonds (Series C)	6.000	11/1/2021	1,079,420
1,300,000	Northfield, Minnesota Hospital Revenue Bonds (Series C)	6.000	11/1/2026	1,389,934
2,040,000	Northfield, Minnesota Hospital Revenue Bonds (Series C)	6.000	11/1/2031	2,176,802
300,000	Scott County, Minnesota Housing and Redevelopment
	Authority Facilities Lease Revenue Bonds (Workforce
	Center Project)	5.000	2/1/2017	308,778
525,000	Scott County, Minnesota Housing and Redevelopment
	Authority Facilities Lease Revenue Bonds (Workforce
	Center Project)	5.000	2/1/2018	539,732
10,530,000	Southern Minnesota Municipal Power Agency Power Supply
	System Revenue Bonds (Series A) (AMBAC Insured)	5.000	1/1/2011	11,366,819
2,000,000	St. Louis Park, Minnesota Health Care Facilities
	Revenue Bonds	5.250	7/1/2030	2,089,620
1,690,000	St. Paul, Minnesota Housing and Redevelopment Authority
	Lease Parking Facilities Revenue Bonds (Rivercentre
	Parking Ramp)	6.000	5/1/2013	1,828,935
5,000,000	White Earth Band of Chippewa Indians, Minnesota
	Revenue Bonds (Series A) (ACA Insured)	7.000	12/1/2011	5,422,300

	Total Minnesota			58,427,654

Missouri (1.3%)
785,000	Missouri State Development Finance Board Infrastructure
	Facilities Revenue Bonds (Eastland Center Project Phase II
	Series B)	5.875	4/1/2017	832,147
500,000	Missouri State Development Finance Board Infrastructure
	Facilities Revenue Bonds (Eastland Center Project Phase II
	Series B)	6.000	4/1/2021	535,120

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (98.6%)	Interest Rate	Maturity Date	Value

Missouri — continued
$1,000,000	Missouri State Environmental Improvement and Energy
	Resources Authority Water Pollution Revenue Bonds
	(Series A)	5.250%	1/1/2018	$1,089,490
2,500,000	Missouri State Health and Educational Facilities
	Authority Health Facilities Revenue Bonds	5.000	5/15/2020	2,648,650
3,000,000	Missouri State Health and Educational Facilities
	Authority Health Facilities Revenue Bonds (Barnes
	Jewish, Inc. Christian) (Series A)	5.250	5/15/2014	3,299,250
1,000,000	Missouri State Health and Educational Facilities
	Authority Health Facilities Revenue Bonds (Saint
	Anthony’s Medical Center)	6.250	12/1/2030	1,078,560
1,500,000	Missouri State Health and Educational Facilities
	Authority Health Facilities Revenue Bonds (Lake Regional
	Health Securities Project)	5.600	2/15/2025	1,579,965
655,000	Missouri State Health and Educational Facilities
	Authority Revenue Bonds (Lake of the Ozarks)	6.500	2/15/2021	672,816
1,345,000	Missouri State Health and Educational Facilities
	Authority Revenue Bonds (Lake of the Ozarks)(b)	6.500	2/15/2021	1,398,316
240,000	Missouri State Housing Development Commission
	Single Family Mortgage Revenue Bonds (Series B-1)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	7.450	9/1/2031	250,339
280,000	Missouri State Housing Development Commission
	Single Family Mortgage Revenue Bonds (Series C-1)
	(GNMA/FNMA Insured)	6.550	9/1/2028	294,560
415,000	Missouri State Housing Development Commission
	Single Family Mortgage Revenue Bonds (Series C-1)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	7.150	3/1/2032	435,165
2,000,000	St. Charles County, Missouri Francis Howell School
	District General Obligation Bonds (Series A)	5.250	3/1/2018	2,259,960

	Total Missouri			16,374,338

Montana (1.1%)
55,000	Montana State Board of Housing Single Family Mortgage
	Revenue Bonds (Series A-1)	6.000	6/1/2016	56,098
200,000	Montana State Board of Housing Single Family Mortgage
	Revenue Bonds (Series A-2) (Subject to ‘AMT’)	6.250	6/1/2019	204,680
2,385,000	Montana State Board of Investment Refunded Balance
	1996 Payroll Tax Revenue Bonds (MBIA Insured)(b)	6.875	6/1/2020	2,630,226
775,000	Montana State Board of Investment Refunded Revenue
	Bonds (1996 Payroll Tax) (MBIA Insured)(b)	6.875	6/1/2020	854,686
1,240,000	Montana State Board of Investment Refunded Revenue
	Bonds (Payroll Tax) (MBIA Insured)(b)	6.875	6/1/2020	1,367,497
1,340,000	Montana State Board of Regents Revenue Bonds
	(Higher Education-University of Montana) (Series F)
	(MBIA Insured)	5.750	5/15/2016	1,497,504

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (98.6%)	Interest Rate	Maturity Date	Value

Montana — continued
$3,000,000	Montana State Health Facilities Authority Revenue
	Bonds (Hillcrest Senior Living Project)	7.375%	6/1/2030	$3,225,840
3,860,000	Montana State Hospital Finance Authority Revenue
	Refunding Bonds	5.250	6/1/2018	4,144,366

	Total Montana			13,980,897

Nebraska (1.2%)
2,500,000	Nebraska Public Power District Revenue Bonds (Series B)
	(AMBAC Insured)	5.000	1/1/2013	2,730,925
3,455,000	Omaha, Nebraska Public Power District Revenue Bonds
	(Series B)(b)	6.150	2/1/2012	3,867,078
1,675,000	Omaha, Nebraska Special Assessment Bonds (Riverfront
	Redevelopment Project) (Series A)	5.500	2/1/2015	1,864,945
6,000,000	University of Nebraska Revenue Bonds (Lincoln Student
	Fees & Facilities) (Series B)	5.000	7/1/2023	6,372,420

	Total Nebraska			14,835,368

Nevada (0.2%)
2,500,000	Washoe County, Nevada General Obligation Bonds
	(Reno-Sparks Convention) (Series A) (FSA Insured)(b)	6.400	7/1/2029	2,823,300

	Total Nevada			2,823,300

New Hampshire (0.1%)
1,100,000	New Hampshire State Turnpike System Revenue Bonds
	(Series C) (FGIC Insured)(g)	11.346	8/25/2005	1,247,136

	Total New Hampshire			1,247,136

New Jersey (2.4%)
1,250,000	East Orange, New Jersey General Obligation Bonds
	(FSA Insured)	8.400	8/1/2006	1,317,675
2,000,000	Hudson County, New Jersey Certificates Of Participation
	(Department of Finance and Administration)
	(MBIA Insured)	6.250	12/1/2015	2,360,800
4,000,000	New Jersey State Highway Authority Revenue Bonds
	(Series L)	5.250	7/15/2017	4,511,800
1,000,000	New Jersey State Highway Authority Revenue Bonds
	(Series L)	5.250	7/15/2018	1,130,770
1,585,000	New Jersey State Transit Corporation Certificate of
	Participation Bonds (FSA Insured)(b)	6.375	10/1/2006	1,619,315
4,700,000	New Jersey State Turnpike Authority Revenue Bonds
	(Series C) (AMBAC-TCRS Insured)(b)	6.500	1/1/2016	5,600,734
5,000,000	New Jersey Transportation Trust Fund Authority
	Revenue Bonds (Transportation System) (Series A)
	(FSA Insured)(d)	5.500	12/15/2016	5,689,200
4,570,000	Tobacco Settlement Authority, New Jersey Tobacco
	Settlement Revenue Bonds	5.375	6/1/2018	4,742,380

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (98.6%)	Interest Rate	Maturity Date	Value

New Jersey — continued
$2,195,000	West New York, New Jersey Municipal Utilities
	Authority Revenue Bonds (FGIC Insured)(b)	Zero Coupon	12/15/2007	$2,040,406
2,595,000	West New York, New Jersey Municipal Utilities
	Authority Revenue Bonds (FGIC Insured)(b)	Zero Coupon	12/15/2009	2,234,944

	Total New Jersey			31,248,024

New Mexico (1.0%)
3,315,000	Alamogordo, New Mexico Hospital Revenue Bonds
	(Gerald Champion Memorial Hospital Project)	5.300%	1/1/2013	3,430,727
2,080,000	Farmington, New Mexico Utility System Revenue
	Bonds (AMBAC Insured)(b)	9.875	1/1/2008	2,246,442
3,500,000	Jicarilla, New Mexico Apache Nation Revenue Bonds
	(Series A)	5.500	9/1/2023	3,796,275
1,590,000	New Mexico Mortgage Finance Authority Revenue
	Bonds (Series F) (GNMA/FNMA Insured)	7.000	1/1/2026	1,650,627
310,000	New Mexico Mortgage Finance Authority Single
	Family Mortgage Capital Appreciation Revenue
	Bonds (Series D-2) (Subject to ‘AMT’)	Zero Coupon	9/1/2019	253,152
1,135,000	New Mexico Mortgage Finance Authority Single
	Family Mortgage Revenue Bonds (Series C-2)
	(GNMA/FNMA Insured) (Subject to ‘AMT’)	6.950	9/1/2031	1,180,706

	Total New Mexico			12,557,929

New York (9.1%)
6,500,000	Metropolitan Transportation Authority, New York
	Revenue Bonds (Series A) (FGIC Insured)	5.000	11/15/2025	6,860,555
5,000,000	Metropolitan Transportation Authority, New York
	Transportation Facilities Revenue Bonds (Series A)	5.500	7/1/2017	5,694,800
4,225,000	Metropolitan Transportation Authority, New York
	Transportation Facilities Revenue Bonds (Series O)(b)	5.750	7/1/2013	4,712,734
13,000,000	New York City Transitional Finance Authority
	(Future Tax Secured) (Series B)	5.250	2/1/2029	14,027,130
535,000	New York Counties Tobacco Trust Settlement
	Revenue Bonds	5.800	6/1/2023	537,022
4,000,000	New York State Dormitory Authority Revenue Bonds
	(Series B)(e)	5.250	5/15/2012	4,341,240
2,000,000	New York State Dormitory Authority Revenue Bonds
	(State University Educational Facilities) (Series A)	7.500	5/15/2013	2,488,300
5,000,000	New York State Dormitory Authority Revenue Bonds
	(State University Educational Facilities) (Series A)	5.875	5/15/2017	5,863,400
2,000,000	New York State Local Government Assistance Corporation
	Revenue Bonds (Series E) (MBIA/IBC Insured)	5.250	4/1/2016	2,229,860
1,395,000	New York State Mortgage Agency Revenue Bonds
	(Series 26)	5.350	10/1/2016	1,396,339
395,000	New York State Thruway Authority General Revenue
	Bonds Prerefunded (Series E)(b)	5.000	1/1/2016	417,859

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (98.6%)	Interest Rate	Maturity Date	Value

New York — continued
$2,605,000	New York State Thruway Authority General Revenue
	Bonds Unrefunded Balance (Series E)	5.000%	1/1/2016	$2,738,897
20,000,000	New York State Urban Development Corporation Revenue
	Bonds (Correctional and Youth Facilities) (Series A)	5.000	1/1/2017	21,314,200
1,620,000	New York State Urban Development Corporation Revenue
	Bonds (Syracuse University Center)	6.000	1/1/2009	1,762,155
1,720,000	New York State Urban Development Corporation Revenue
	Bonds (Syracuse University Center)	6.000	1/1/2010	1,900,204
8,940,000	New York, New York City Municipal Transitional Finance
	Authority Revenue Bonds (Series A)(e)	5.500	11/1/2011	9,855,545
3,000,000	New York, New York City Municipal Transitional Finance
	Authority Revenue Bonds (Series A)	5.375	11/15/2021	3,306,000
2,000,000	New York, New York City Municipal Water and Sewer
	System Revenue Bonds (Series A) (AMBAC Insured)(b)	5.875	6/15/2012	2,296,820
1,750,000	New York, New York General Obligation Bonds (Series A)	5.500	8/1/2022	1,913,065
12,000,000	New York, New York General Obligation Bonds (Series B)	5.250	8/1/2017	13,048,200
1,000,000	New York, New York General Obligation Bonds (Series G)	5.000	12/1/2026	1,046,220
3,000,000	New York, New York General Obligation Bonds (Series H)
	(FSA/CR Insured)(b)	5.250	3/15/2016	3,216,990
5,000,000	New York, New York General Obligation Bonds (Series I)	5.000	8/1/2016	5,343,400
1,000,000	Triborough, New York Bridge and Tunnel Authority
	Revenue Bonds (Series Q)(b)	6.750	1/1/2009	1,071,250

	Total New York			117,382,185

North Carolina (1.9%)
1,475,000	North Carolina Eastern Municipal Power Agency Power
	System Prerefunded Revenue Bonds (Series A)(b)	6.000	1/1/2026	1,799,500
4,000,000	North Carolina Eastern Municipal Power Agency Power
	System Revenue Bonds	5.375	1/1/2017	4,246,800
175,000	North Carolina Eastern Municipal Power Agency Power
	System Revenue Bonds (Series B)	6.000	1/1/2006	176,860
2,375,000	North Carolina Eastern Municipal Power Agency Power
	System Revenue Bonds (Series B)	5.500	1/1/2021	2,387,421
5,000,000	North Carolina Eastern Municipal Power Agency Power
	System Revenue Bonds (Series D)	5.500	1/1/2014	5,423,200
2,000,000	North Carolina Eastern Municipal Power Agency Power
	System Revenue Bonds (Series D)	6.750	1/1/2026	2,231,080
1,250,000	North Carolina Municipal Power Agency #1 Catawba
	Electric Revenue Bonds (Series B)	6.250	1/1/2007	1,298,988
250,000	North Carolina Municipal Power Agency #1 Catawba
	Electric Revenue Bonds (Series B)	6.500	1/1/2009	272,815
610,000	North Carolina Municipal Power Agency #1 Catawba
	Electric Revenue Bonds (Series B)	6.375	1/1/2013	679,436

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (98.6%)	Interest Rate	Maturity Date	Value

North Carolina — continued
$4,000,000	North Carolina Municipal Power Agency #1 Catawba
	Electric Revenue Bonds (Series B) (MBIA Insured)(d)	6.000%	1/1/2011	$4,514,160
1,000,000	Wake County, North Carolina Industrial, Facilities, and
	Pollution Control Revenue Bonds (Carolina Power and
	Light Company Project)	5.375	2/1/2017	1,080,270

	Total North Carolina			24,110,530

North Dakota (1.1%)
3,500,000	Grand Forks, North Dakota Health Care System Revenue
	Bonds (Altru Health Systems Group)	7.125	8/15/2024	3,940,965
2,000,000	North Dakota State Municipal Bond Bank (State Revolving
	Fund Program) (Series A)(b)	6.300	10/1/2015	2,031,940
1,340,000	North Dakota State Water Commission Revenue Bonds
	(Southwest Pipeline) (Series A) (AMBAC Insured)	5.750	7/1/2027	1,403,583
2,945,000	South Central Regional Water District, North Dakota
	Utility System Revenue Bonds (Northern Burleigh County)
	(Series A)	5.650	10/1/2029	3,088,510
3,250,000	Ward County, North Dakota Health Care Facilities
	Revenue Bonds (Trinity Medical Center) (Series B)	6.250	7/1/2021	3,363,392

	Total North Dakota			13,828,390

Ohio (2.3%)
2,500,000	Akron, Ohio Certificates of Participation
	(Akron Municipal Baseball Stadium Project)(b,e)	6.900	12/1/2016	2,683,475
875,000	Akron, Ohio Economic Development (MBIA Insured)	6.000	12/1/2012	1,009,759
1,700,000	Cincinnati, Ohio General Obligation Bonds	5.375	12/1/2019	1,856,213
2,000,000	Lorain County, Ohio Hospital Revenue Bonds
	(Catholic Healthcare Partners)	5.400	10/1/2021	2,114,320
2,000,000	Lucas County, Ohio Health Care Facilities Revenue Bonds
	(Sunset Retirement) (Series A)	6.550	8/15/2024	2,130,880
2,000,000	Montgomery County, Ohio Hospital Revenue Bonds
	(Kettering Medical Center)	6.750	4/1/2018	2,203,420
2,500,000	Montgomery County, Ohio Hospital Revenue Bonds
	(Kettering Medical Center)	6.750	4/1/2022	2,727,850
920,000	Ohio Housing Finance Agency Mortgage Residential
	Revenue Bonds (Series A-1) (GNMA Insured)
	(Subject to ‘AMT’)	5.750	9/1/2026	935,520
2,000,000	Ohio State Higher Education Faculty Revenue Bonds
	(Case Western Reserve University)	6.500	10/1/2020	2,480,440
4,000,000	Ohio State Infrastructure Improvement (Series B)(b)	5.250	3/1/2014	4,412,960
2,000,000	Ohio State Turnpike Commission Turnpike
	Revenue Bonds (Series A) (FGIC Insured)	5.500	2/15/2024	2,359,160
1,610,000	Reynoldsburg, Ohio City School District (FSA Insured)	5.000	12/1/2028	1,704,636
2,115,000	University of Akron, Ohio General Receipts Revenue
	Bonds (FGIC Insured)(b)	5.500	1/1/2020	2,329,207

	Total Ohio			28,947,840

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (98.6%)	Interest Rate	Maturity Date	Value

Oklahoma (0.7%)
$2,595,000	Bass, Oklahoma Memorial Baptist Hospital
	Authority Hospital Revenue Bonds (Bass Memorial
	Hospital Project)(b)	8.350%	5/1/2009	$2,878,504
1,040,000	Oklahoma Development Finance Authority Hospital
	Revenue Bonds (Unity Health Center Project)	5.000	10/1/2011	1,078,979
185,000	Oklahoma Housing Finance Agency Single Family
	Mortgage Revenue Bonds (Series C-2) (Subject to ‘AMT’)	7.550	9/1/2028	195,314
275,000	Oklahoma Housing Finance Agency Single Family
	Mortgage Revenue Bonds (Series D-2) (GNMA/FNMA
	Insured) (Subject to ‘AMT’)	7.100	9/1/2028	288,338
1,500,000	Oklahoma State Municipal Power Authority (Series B)
	(MBIA Insured)	5.875	1/1/2012	1,667,085
2,900,000	Payne County, Oklahoma Economic Development
	Authority Student Housing Revenue Bonds
	(Collegiate Housing Foundation) (Series A)(b)	6.375	6/1/2030	3,334,275

	Total Oklahoma			9,442,495

Oregon (0.1%)
550,000	Forest Grove, Oregon Revenue Bonds
	(Campus Improvement – Pacific University)	6.000	5/1/2015	606,309

	Total Oregon			606,309

Pennsylvania (2.0%)
1,600,000	Allegheny County, Pennsylvania Hospital Development
	Authority Revenue Bonds (Allegheny General Hospital
	Project) (Series A) (MBIA Insured)(b)	6.200	9/1/2015	1,707,008
2,480,000	Allegheny County, Pennsylvania Redevelopment
	Authority Tax Increment Tax Allocation Bonds
	(Waterfront Project) (Series B)	6.000	12/15/2010	2,660,346
2,240,000	Allegheny County, Pennsylvania Redevelopment
	Authority Tax Increment Tax Allocation Bonds
	(Waterfront Project) (Series C)	6.550	12/15/2017	2,499,213
2,575,000	Allegheny County, Pennsylvania Sanitation
	Authority Sewer Revenue Bonds Interest
	Compensatory (Series A) (FGIC Insured)	Zero Coupon	6/1/2008	2,340,186
3,200,000	Carbon County, Pennsylvania Industrial
	Development Authority Revenue Bonds
	(Panther Creek Partners Project) (Subject to ‘AMT’)	6.650	5/1/2010	3,422,688
2,000,000	Cornwall Lebanon, Pennsylvania School District
	Capital Appreciation General Obligation Bonds
	(FSA Insured)	Zero Coupon	3/15/2016	1,270,480
1,520,000	Cornwall Lebanon, Pennsylvania School District
	Capital Appreciation General Obligation Bonds
	(FSA Insured)	Zero Coupon	3/15/2017	917,822

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (98.6%)	Interest Rate	Maturity Date	Value

Pennsylvania — continued
$2,000,000	Lancaster County, Pennsylvania Hospital Authority
	Revenue Bonds	5.500%	3/15/2026	$2,119,280
3,170,000	Millcreek Township, Pennsylvania School District
	General Obligation Bonds (FGIC Insured)(b)	Zero Coupon	8/15/2009	2,766,966
435,000	Montgomery County, Pennsylvania Higher
	Education and Health Authority Revenue Bonds
	(Foulkeways at Gwynedd Project)	6.750	11/15/2024	464,041
1,880,000	Montgomery County, Pennsylvania Higher Education
	and Health Authority Revenue Bonds (Foulkeways at
	Gwynedd Project)	6.750	11/15/2030	2,004,757
3,000,000	Pennsylvania State General Obligation Bonds
	(Second Series) (AMBAC Insured)	Zero Coupon	7/1/2006	2,922,330
1,000,000	York County, Pennsylvania Solid Waste & Refuse
	Authority Solid Waste System Revenue Bonds
	(FGIC Insured)	5.500	12/1/2012	1,125,480

	Total Pennsylvania			26,220,597

Puerto Rico (0.4%)
4,955,000	Puerto Rico Industrial Tourist Educational Medical
	and Environmental Central Facilities Revenue Bonds
	(AES Cogen Facilities Project) (Subject to ‘AMT’)	6.625	6/1/2026	5,372,855

	Total Puerto Rico			5,372,855

South Carolina (2.0%)
735,000	Beaufort-Jasper, South Carolina Water and Sewer
	Authority Waterworks and Sewer Systems Refunding
	Revenue Bonds (FSA Insured)	5.000	3/1/2021	782,804
1,000,000	Greenwood County, South Carolina Hospital Revenue
	Bonds (Self Memorial Hospital)	5.500	10/1/2026	1,047,740
4,000,000	Piedmont, South Carolina Municipal Power Agency
	Electric Revenue Bonds (FGIC Insured)	6.250	1/1/2021	4,980,400
5,000,000	Piedmont, South Carolina Municipal Power Agency
	Electric Revenue Bonds (FGIC Insured)(d)	5.000	1/1/2022	5,039,100
5,500,000	South Carolina Jobs Economic Development Authority
	Hospital Facilities Revenue Bonds (Palmetto Health
	Alliance) (Series C)	6.875	8/1/2027	6,262,080
5,000,000	South Carolina State Public Service Authority Revenue
	Bonds Referendum (Series D) (FSA Insured)	5.000	1/1/2020	5,321,050
500,000	South Carolina Transportation Infrastructure Bank
	Revenue Bonds (Series A) (MBIA Insured)	5.500	10/1/2007	527,450
2,000,000	Spartanburg, South Carolina Waterworks Revenue Bonds
	(FGIC Insured)	5.250	6/1/2028	2,159,580

	Total South Carolina			26,120,204

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (98.6%)	Interest Rate	Maturity Date	Value

South Dakota (0.7%)
$5,000,000	South Dakota Educational Enhancement Funding
	Corporation Tobacco Settlement (Series B)	6.500%	6/1/2032	$5,443,200
1,170,000	South Dakota Health and Educational Facilities
	Authority Revenue Bonds (Prairie Lakes Health Care
	System)	5.625	4/1/2032	1,215,232
2,000,000	South Dakota State Health and Educational Facilities
	Authority Revenue Bonds (Prairie Lakes Health Care
	System, Inc.) (ACA/CBI Insured)	5.650	4/1/2022	2,080,260

	Total South Dakota			8,738,692

Tennessee (1.6%)
2,000,000	Carter County, Tennessee Industrial Development Board
	Revenue Bonds	4.150	10/1/2007	2,031,760
965,000	Dickson County, Tennessee General Obligation Bonds
	(FGIC Insured)	5.000	3/1/2020	1,042,470
2,000,000	Memphis-Shelby County, Tennessee Airport Authority
	Special Facilities and Project Revenue Bonds (Federal
	Express Corporation)	5.350	9/1/2012	2,148,360
4,500,000	Memphis-Shelby County, Tennessee Airport
	Authority Special Facilities Revenue Bonds
	(Federal Express Corporation)	5.050	9/1/2012	4,751,685
4,155,000	Metropolitan Government, Nashville and Davidson
	County, Tennessee Industrial Development Board
	Revenue Bonds (Series A) (GNMA Insured)	6.625	3/20/2036	4,600,748
5,000,000	Shelby County, Tennessee Health Educational and
	Housing Facilities Board Revenue Bonds (St. Jude
	Children’s Research Project)	5.375	7/1/2024	5,253,750
640,000	Tennergy Corporation, Tennessee Gas Revenue
	Bonds (MBIA Insured)	4.125	6/1/2009	659,744
150,000	Tennessee Energy Acquisition Corporation Gas
	Revenue Bonds (Series A) (AMBAC Insured)	5.000	9/1/2007	156,057

	Total Tennessee			20,644,574

Texas (11.1%)
11,000,000	Alliance Airport, Texas Income Authority Special
	Facilities Revenue Bonds (Federal Express Corporation
	Project) (Subject to ‘AMT’)	6.375	4/1/2021	11,466,066
2,000,000	Amarillo, Texas Health Facilities Corporation Revenue
	Bonds (Baptist St. Anthony’s Hospital Corporation)
	(FSA Insured)	5.500	1/1/2017	2,260,860
750,000	Arlington, Texas General Obligation Bonds(b,d)	5.375	8/15/2016	822,712
1,055,000	Arlington, Texas General Obligation Bonds(b)	5.500	8/15/2019	1,163,359
2,165,000	Arlington, Texas Independent School District
	Capital Appreciation Refunding General Obligation
	Bonds (PSF/GTD Insured)	Zero Coupon	2/15/2009	1,915,202

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (98.6%)	Interest Rate	Maturity Date	Value

Texas — continued
$2,500,000	Austin, Texas Higher Education Authority, Inc.
	University Revenue Bonds (St. Edwards
	University Project)	5.750%	8/1/2031	$2,608,875
2,250,000	Austin, Texas Utility System Revenue Bonds
	(FGIC Insured)	6.000	11/15/2013	2,576,092
7,000,000	Austin, Texas Utility System Revenue Capital
	Appreciation Refunding Bonds (Financial Services
	Department) (Series A) (MBIA Insured)(d)	Zero Coupon	11/15/2008	6,262,410
8,100,000	Austin, Texas Utility System Revenue Capital
	Appreciation Refunding Bonds (Financial Services
	Department) (Series A) (MBIA Insured)	Zero Coupon	11/15/2009	6,972,561
2,265,000	Bexar County, Texas Housing Finance Corporation
	Multi-Family Housing Revenue Bonds (American
	Opty-Waterford Apartments) (Series A1)	7.000	12/1/2036	2,303,211
1,930,000	Bexar County, Texas Housing Finance Corporation
	Multi-Family Housing Revenue Bonds (Dymaxion and
	Marrach Park Apartments) (Series A) (MBIA Insured)	6.000	8/1/2023	2,060,449
1,720,000	Bexar County, Texas Housing Finance Corporation
	Multi-Family Housing Revenue Bonds (Pan American
	Apartments) (Series A-1) (GNMA Insured)	7.000	3/20/2031	1,953,834
1,000,000	Bluebonnet Trails Community Mental Health and
	Mental Retardation Revenue Bonds	6.125	12/1/2016	1,060,300
3,950,000	Colorado River, Texas Municipal Water District
	Revenue Bonds (MBIA Insured)	5.000	1/1/2014	4,046,656
500,000	Corpus Christi, Texas General Obligation Bonds
	(Series A) (FSA Insured)	5.000	3/1/2012	540,965
1,000,000	Dallas-Fort Worth, Texas International Airport Revenue
	Bonds (Series A) (MBIA Insured) (Subject to ‘AMT’)	5.500	11/1/2016	1,084,960
500,000	Dallas-Fort Worth, Texas International Airport Revenue
	Bonds (Series A) (MBIA Insured) (Subject to ‘AMT’)	5.500	11/1/2017	542,480
4,000,000	Dallas-Fort Worth, Texas Regional Airport Revenue
	Refunding Bonds (Series A) (MBIA Insured)	6.000	11/1/2012	4,021,600
1,375,000	Deer Park, Texas Independent School District General
	Obligation Bonds (PSF/GTD Insured)	5.000	2/15/2013	1,494,391
2,285,000	Denton, Texas Independent School District General
	Obligation Bonds (PSF/GTD Insured)	6.250	2/15/2009	2,514,460
3,210,000	Denton, Texas Utility System Revenue Bonds (Series A)
	(FSA Insured)	5.250	12/1/2015	3,524,484
1,445,000	Frisco, Texas Independent School District General
	Obligation Bonds (PSF/GTD Insured)	6.250	8/15/2017	1,633,312
7,000,000	Harris County, Houston, Texas General Obligation
	Bonds (MBIA Insured)	Zero Coupon	8/15/2024	2,869,860
2,000,000	Harris County, Texas Health Facilities Development
	Authority Hospital Revenue Bonds (Memorial
	Hermann Healthcare Project) (Series A)	6.375	6/1/2029	2,221,920

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (98.6%)	Interest Rate	Maturity Date	Value

Texas — continued
$8,470,000	Houston, Texas Airport System Revenue Bonds
	(FSA Insured)	5.000%	7/1/2027	$8,800,415
2,000,000	Houston, Texas Airport System Revenue Bonds
	(Series A) (FSA Insured) (Subject to ‘AMT’)	5.625	7/1/2030	2,123,380
5,000,000	Houston, Texas Water and Sewer System Revenue
	Bonds (Series A)(b)	5.250	12/1/2022	5,308,050
5,000,000	Houston, Texas Water and Sewer System Revenue
	Bonds (Series A) (FSA Insured)(b)	5.750	12/1/2032	6,112,400
5,315,000	Lewisville, Texas Independent School District
	General Obligation Bonds (PSF/GTD Insured)	Zero Coupon	8/15/2019	2,842,409
1,000,000	Lower Colorado River Authority, Texas Revenue
	Bonds (Series A)	5.875	5/15/2015	1,098,910
3,400,000	Mesquite, Texas Independent School District General
	Obligation Bonds (Series A) (PSF/GTD Insured)(b)	6.000	2/15/2020	3,651,294
370,000	Mesquite, Texas Independent School District General
	Obligation Bonds (Series A) (PSF/GTD Insured)	6.000	2/15/2020	394,176
2,600,000	North Texas Health Facilities Development Corporation
	Hospital Revenue Bonds (United Regional Healthcare
	System, Inc.	6.000	9/1/2023	2,792,374
575,000	Nueces County, Texas Housing Finance Corporation
	Multi-Family Housing Revenue Bonds (Dolphins
	Landing Apartments Project) (Series A)	6.250	7/1/2010	574,644
1,865,000	Nueces County, Texas Housing Finance Corporation
	Multi-Family Housing Revenue Bonds (Dolphins
	Landing Apartments Project) (Series A)	6.875	7/1/2030	1,890,886
1,000,000	Ridge Parc Development Corporation, Texas Multifamily
	Revenue Bonds (GNMA Insured)	6.100	6/20/2033	1,111,740
2,795,000	Ridge Parc Development Corporation, Texas Multifamily
	Revenue Bonds (GNMA Insured)	6.150	11/20/2041	3,060,525
1,365,000	San Antonio, Texas General Obligation Bonds
	(General Improvement)	5.250	2/1/2014	1,471,429
1,000,000	San Antonio, Texas Water Revenue Bonds (FSA Insured)	5.500	5/15/2018	1,108,320
1,000,000	San Antonio, Texas Water Revenue Bonds (FSA Insured)	5.500	5/15/2019	1,108,320
1,000,000	San Antonio, Texas Water Revenue Bonds (FSA Insured)	5.500	5/15/2020	1,101,380
85,000	South San Antonio, Texas Independent School District
	General Obligation Bonds (PSF/GTD Insured)	6.000	8/15/2017	93,667
1,095,000	South San Antonio, Texas Independent School District
	General Obligation Bonds (PSF/GTD Insured)(b)	6.000	8/15/2017	1,212,318
1,160,000	South San Antonio, Texas Independent School District
	General Obligation Bonds (PSF/GTD Insured)(b)	6.000	8/15/2018	1,284,282
90,000	South San Antonio, Texas Independent School District
	General Obligation Bonds (PSF/GTD Insured)	6.000	8/15/2018	99,105
1,180,000	South San Antonio, Texas Independent School District
	General Obligation Bonds (PSF/GTD Insured)(b)	6.000	8/15/2019	1,306,425
95,000	South San Antonio, Texas Independent School District
	General Obligation Bonds (PSF/GTD Insured)	6.000	8/15/2019	104,536

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (98.6%)	Interest Rate	Maturity Date	Value

Texas — continued
$11,615,000	Southeast Texas Housing Finance Corporation
	(MBIA Insured)(b)	Zero Coupon	9/1/2017	$6,753,774
1,410,000	Tarrant County, Texas College District General
	Obligation Bonds	5.375%	2/15/2013	1,568,921
4,315,000	Texas State Veterans Land Board General Obligation
	Bonds(b)	0.050	7/1/2010	3,627,577
1,000,000	Texas State Water Development Board Revenue Bonds
	(State Revolving) (Series A)	5.250	7/15/2017	1,021,560
2,000,000	Travis County, Texas Health Facilities Development
	Corporation Revenue Bonds (Ascension Health Credit)
	(Series A) (MBIA Insured)(b)	6.250	11/15/2017	2,255,420
315,000	Westlake, Texas General Obligation Bonds	6.500	5/1/2013	359,765
350,000	Westlake, Texas General Obligation Bonds	6.500	5/1/2015	397,404
335,000	Westlake, Texas General Obligation Bonds	6.500	5/1/2017	382,185
1,650,000	Westlake, Texas General Obligation Bonds	5.750	5/1/2024	1,787,692
2,000,000	Westlake, Texas General Obligation Bonds	5.800	5/1/2032	2,147,200
430,000	Wylie, Texas Independent School District General
	Obligation Bonds (PSF/GTD Insured)	6.875	8/15/2014	508,054
745,000	Wylie, Texas Independent School District General
	Obligation Bonds (PSF/GTD Insured)(b)	6.875	8/15/2014	881,566
3,280,000	Wylie, Texas Independent School District Unrefunded
	General Obligation Bonds (PSF/GTD Insured)	7.000	8/15/2024	3,877,944

	Total Texas			142,141,066

Utah (0.7%)
5,000,000	Intermountain Power Agency, Utah Power Supply Revenue
	Bonds (Series B) (MBIA Insured)(d)	5.750	7/1/2019	5,331,400
3,405,000	Timpanogos, Utah Special Service District Sewer Revenue
	Bonds (Series A) (AMBAC Insured)(b)	6.100	6/1/2019	3,533,437

	Total Utah			8,864,837

Vermont (0.3%)
3,500,000	Vermont Educational and Health Buildings Financing
	Agency Revenue Bonds (Norwich University Project)	5.500	7/1/2021	3,663,170

	Total Vermont			3,663,170

Virginia (0.8%)
3,000,000	Fairfax County, Virginia Industrial Development
	Authority Revenue Bonds (Inova Health Systems Project)(b) 5.875		8/15/2016	3,152,520
2,500,000	Fairfax County, Virginia Industrial Development
	Authority Revenue Bonds (Inova Health Systems	5.250	8/15/2019	2,705,575
3,625,000	Fairfax County, Virginia Water Authority Water
	Revenue Bonds	5.000	4/1/2021	4,043,688
500,000	Tobacco Settlement Authority, Virginia Tobacco
	Settlement Revenue Bonds	5.250	6/1/2019	509,355

	Total Virginia			10,411,138

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (98.6%)	Interest Rate	Maturity Date	Value

Washington (5.0%)
$2,060,000	Clark and Skamania Counties, Washington School
	District #112-6 Washougal General Obligation Bonds
	(FGIC Insured)(b)	6.000%	12/1/2019	$2,330,684
1,655,000	Douglas County, Washington Public Utility District # 1
	Wells Hydroelectric Bonds(b)	8.750	9/1/2018	1,855,718
1,395,000	Douglas County, Washington Public Utility District # 1
	Wells Hydroelectric Revenue Bonds	8.750	9/1/2018	1,559,959
1,000,000	Energy Northwest, Washington Electric Revenue Bonds
	(Columbia Generating) (Series A) (MBIA Insured)	5.750	7/1/2018	1,116,870
1,000,000	Grant County, Washington Public Utilities District #2
	Priest Rapids Hydro Electric Revenue Bonds (Series A)
	(MBIA Insured)	5.250	1/1/2017	1,065,970
2,000,000	Grant County, Washington Public Utilities District #2
	Revenue Bonds (Second Series A) (AMBAC Insured)	5.000	1/1/2023	2,014,420
10,000,000	King County, Washington Sewer Revenue Bonds (Series B)
	(FSA Insured)(d)	5.500	1/1/2013	11,090,900
8,745,000	Tobacco Settlement Authority, Washington Tobacco
	Settlement Revenue Bonds	6.500	6/1/2026	9,604,109
2,000,000	Washington State General Obligation Bonds (Motor
	Vehicle Fuel Tax)	5.000	9/1/2007	2,081,580
45,000	Washington State General Obligation Bonds (Series 93A)(b)	5.750	10/1/2012	49,510
2,955,000	Washington State General Obligation Bonds (Series 93A)	5.750	10/1/2012	3,242,256
5,000,000	Washington State General Obligation Bonds (Series A)	6.750	2/1/2015	5,958,600
1,500,000	Washington State General Obligation Bonds
	(Series A and AT-6)	6.250	2/1/2011	1,645,545
2,500,000	Washington State General Obligation Bonds
	(Series B and AT-7)	6.250	6/1/2010	2,817,000
2,000,000	Washington State General Obligation Bonds
	(Series B and AT-7)	6.000	6/1/2012	2,281,660
1,000,000	Washington State Health Care Facilities Authority
	Revenue Bonds (Central Washington Health Services
	Association) (AMBAC Insured)	5.000	10/1/2018	1,046,290
1,700,000	Washington State Health Care Facilities Authority
	Revenue Bonds (Kadlec Medical Center)	6.000	12/1/2030	1,843,769
2,000,000	Washington State Health Care Facilities Authority
	Revenue Bonds (Swedish Health Services) (AMBAC Insured)	5.125	11/15/2018	2,099,260
1,000,000	Washington State Higher Education Facilities Authority
	(Whitman College)(b)	5.875	10/1/2029	1,103,390
2,975,000	Washington State Housing Finance Commission
	Multi-Family Mortgage Revenue Bonds (Pooled Loan
	Program) (Subject to ‘AMT’)	6.300	1/1/2021	3,155,493
1,000,000	Washington State Housing Finance Commission Nonprofit
	Housing Revenue Bonds (Crista Ministries Projects)
	(Series A)	5.350	7/1/2014	1,026,200

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (98.6%)	Interest Rate	Maturity Date	Value

Washington — continued
$3,000,000	Washington State Public Power Supply System Refunding
	Revenue Bonds (Nuclear Project #1) (Series A)
	(MBIA Insured)	5.750%	7/1/2012	$3,133,860
2,000,000	Washington State Public Power Supply System Revenue
	Bonds (Nuclear Project #1) (Series A) (MBIA Insured)	5.750	7/1/2011	2,089,240

	Total Washington			64,212,283

Wisconsin (1.2%)
1,105,000	Monroe, Wisconsin School District General Obligation
	Bonds (AMBAC Insured)(b)	6.875	4/1/2014	1,277,932
1,500,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Aurora Health Care) (Series B)	5.500	2/15/2015	1,533,105
1,000,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Eagle River Memorial
	Hospital, Inc. Project)	5.750	8/15/2020	1,087,720
1,000,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Franciscan Sisters Christian)
	(Series A)	5.500	2/15/2018	1,025,360
2,000,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Marshfield Clinic) (Series B)	6.000	2/15/2025	2,145,940
2,000,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Watertown Memorial
	Hospital, Inc.)	5.500	8/15/2029	2,131,900
6,000,000	Wisconsin State Health and Educational Facilities
	Authority Revenue Bonds (Wheaton Franciscan Services)(d)	5.750	8/15/2025	6,426,540

	Total Wisconsin			15,628,497

Wyoming (0.5%)
5,825,000	Wyoming State Farm Loan Board Capital Facilities
	Revenue Bonds	5.750	10/1/2020	6,711,740

	Total Wyoming			6,711,740

	Total Long-Term Fixed Income
	(cost $1,159,877,701)			1,267,792,462

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Municipal Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Principal
Amount	Short-Term Investments (1.4%)	Interest Rate	Maturity Date	Value

$2,600,000	Connecticut State Health and Educational Facilities
	Authority Revenue Bonds (Yale University) (Series T-1)(g)	2.240%	8/1/2005	$2,600,000
700,000	Gulf Coast Waste Disposal Authority, Texas Pollution	2.190	8/1/2005	700,000
1,825,000	Harris County, Texas Health Facilities Development
	Authority Revenue Bonds (Texas Childrens Hospital)
	(MBIA Insured) (Series B-1)(g)	2.320	8/1/2005	1,825,000
1,200,000	Joliet, Illinois Regional Port District Marine Term
	Revenue Bonds	2.190	8/1/2005	1,200,000
3,250,000	Kansas State Department of Transportation Highway
	Revenue Bonds (Series B-2)	2.240	8/1/2005	3,250,000
2,475,000	Lincoln County, Wyoming Pollution Control
	Revenue Bonds	2.190	8/1/2005	2,475,000
1,000,000	North Central Texas Health Facility Development
	Corporation Revenue Bonds	2.240	8/1/2005	1,000,000
3,930,000	Southwest Higher Education Authority Revenue Bonds
	(Southern Methodist University)(g)	2.310	8/1/2005	3,930,000
1,250,000	Valdez, Alaska Marine Terminal Revenue Bonds	2.190	8/1/2005	1,250,000

	Total Short-Term Investments
	(at amortized cost)			18,230,000

	Total Investments
	(cost $1,178,107,701)			$1,286,022,462

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevoca- ble escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.

(c)	Earmarked as collateral for long settling trades.

(d)	At July 29, 2005, all or a portion of the denoted securities, valued at $66,408,102, were pledged as the initial margin deposit or earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain

U.S. Treasury Bond Futures 5 yr.	600	September 2005	Short	$(64,321,875)	$(65,056,314)	$734,439

(e)	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(f)	Denotes investments purchased on a when-issued basis.

(g)	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

At July 29, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $108,716,823 and $(802,062), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Income Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Principal
Amount	Long-Term Fixed Income (86.1%)	Interest Rate	Maturity Date	Value

Asset-Backed Securities (14.3%)
$5,000,000	Banc of America Securities Auto Trust	3.890%	6/18/2008	$4,986,220
3,000,000	Bank One Issuance Trust(b)	3.438	8/15/2005	3,000,837
4,540,541	Chase Funding Mortgage Loan Asset Backed Certificates(c)	2.734	9/25/2024	4,507,772
5,000,000	Countrywide Asset-Backed Certificates(c)	3.903	1/25/2031	4,923,330
6,933,744	CPL Transition Funding, LLC(d)	5.010	1/15/2010	6,979,978
1,500,000	Credit Based Asset Servicing and Securitization	3.887	10/25/2034	1,477,611
6,000,000	DaimlerChrysler Master Owner Trust(b,d)	3.438	8/15/2005	5,993,544
4,000,000	DaimlerChrysler Master Owner Trust(b,c)	3.438	8/15/2005	4,001,116
3,000,000	First National Master Note Trust(b,d)	3.488	8/15/2005	3,001,731
5,000,000	Ford Credit Floorplan Master Owner Trust(b,c)	3.528	8/15/2005	5,006,020
4,000,000	Fremont Home Loan Trust Series(b)	3.620	8/25/2005	4,000,000
6,000,000	GE Dealer Floorplan Master Note Trust(b,c,d)	3.470	8/20/2005	5,999,502
6,000,000	GMAC Mortgage Corporation Loan Trust(b)	3.550	8/25/2005	5,989,002
2,750,000	GMAC Mortgage Corporation Loan Trust(b)	3.590	8/25/2005	2,753,927
1,500,000	Honda Auto Receivables Owner Trust(c)	2.960	4/20/2009	1,464,370
3,250,000	Honda Auto Receivables Owner Trust	4.150	10/15/2010	3,222,573
5,250,000	MBNA Credit Card Master Note Trust(b,d)	3.498	8/15/2005	5,258,909
4,500,000	Nissan Auto Lease Trust(d)	3.180	6/15/2010	4,413,231
1,500,000	Option One Mortgage Loan Trust(b)	3.620	8/25/2005	1,499,846
5,000,000	PG&E Energy Recovery Funding, LLC	3.870	6/25/2011	4,949,935
2,250,000	Popular ABS Mortgage Pass-Through Trust	4.000	12/25/2034	2,212,119
3,000,000	Renaissance Home Equity Loan Trust	3.856	1/25/2035	2,963,949
2,250,000	Residential Asset Securities Corporation(d)	3.250	5/25/2029	2,236,144
6,000,000	SLM Student Loan Trust(b)	3.660	10/25/2005	5,998,326
4,249,440	Structured Asset Investment Loan Trust(b)	3.540	8/25/2005	4,249,274
5,000,000	Washington Mutual Mortgage Pass-Through Certificates	4.850	9/25/2035	4,985,742

	Total Asset-Backed Securities			106,075,008

Basic Materials (2.7%)
1,500,000	Alcan, Inc.	5.000	6/1/2015	1,480,436
3,000,000	Equistar Chemicals, LP	10.625	5/1/2011	3,345,000
3,500,000	Georgia-Pacific Corporation	8.875	2/1/2010	3,937,500
5,250,000	Glencore Funding, LLC(d)	6.000	4/15/2014	5,031,033
2,980,000	Lubrizol Corporation	5.500	10/1/2014	3,024,742
1,285,000	Peabody Energy Corporation(e)	6.875	3/15/2013	1,362,100
2,000,000	Precision Castparts Corporation	5.600	12/15/2013	2,035,926

	Total Basic Materials			20,216,737

Capital Goods (4.0%)
2,500,000	Boeing Capital Corporation	6.500	2/15/2012	2,743,020
2,000,000	Case New Holland, Inc.	9.250	8/1/2011	2,165,000
1,600,000	Crown Euro Holdings SA	9.500	3/1/2011	1,760,000
3,000,000	Goodrich Corporation	7.625	12/15/2012	3,462,921
2,000,000	Hutchison Whampoa International, Ltd.	6.500	2/13/2013	2,134,062
2,320,000	L-3 Communications Corporation	5.875	1/15/2015	2,267,800
800,000	L-3 Communications Corporation	6.375	10/15/2015	810,000

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Income Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (86.1%)	Interest Rate	Maturity Date	Value

Capital Goods — continued
$1,250,000	Masco Corporation(e)	4.800%	6/15/2015	$1,216,396
3,250,000	Oakmont Asset Trust	4.514	12/22/2008	3,194,054
385,000	Sealed Air Corporation	5.375	4/15/2008	388,560
2,000,000	Sealed Air Corporation	5.625	7/15/2013	2,021,578
2,809,878	Systems 2001 Asset Trust, LLC	6.664	9/15/2013	3,006,963
2,250,000	Textron Financial Corporation(e)	4.600	5/3/2010	2,232,493
2,250,000	Tyco International Group SA	6.000	11/15/2013	2,413,492

	Total Capital Goods			29,816,339

Commercial Mortgage-Backed Securities (10.3%)
3,250,000	Banc of America Commercial Mortgage, Inc.(d)	4.037	11/10/2039	3,157,980
3,250,000	Banc of America Commercial Mortgage, Inc.(d)	4.561	11/10/2041	3,208,943
629,437	Banc of America Commercial Mortgage, Inc.(c)	3.366	7/11/2043	622,460
2,000,000	Banc of America Commercial Mortgage, Inc.(d)	5.118	7/11/2043	2,035,554
5,917,090	Commercial Mortgage Pass-Through Certificates(b)	3.488	8/15/2005	5,915,930
6,000,000	Credit Suisse First Boston Mortgage
	Securities Corporation(b,d)	3.557	8/15/2005	5,999,988
6,000,000	Credit Suisse First Boston Mortgage
	Securities Corporation(c,d)	2.843	5/15/2038	5,744,400
6,000,000	General Electric Commercial Mortgage Corporation(d)	4.706	5/10/2043	5,995,236
2,750,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation	4.302	1/15/2038	2,680,628
6,000,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation	4.697	7/15/2042	5,931,630
4,000,000	LB-UBS Commercial Mortgage Trust(c)	3.323	3/15/2027	3,882,832
2,000,000	LB-UBS Commercial Mortgage Trust(c)	6.653	11/15/2027	2,179,186
3,789,763	Lehman Brothers “CALSTRS” Mortgage Trust(d)	3.988	11/20/2012	3,755,056
5,820,068	Merrill Lynch Mortgage Investors, Inc.	4.906	6/25/2035	5,875,313
10,000,000	Merrill Lynch Mortgage Trust	4.747	5/12/2043	9,848,650
5,986,976	Wachovia Bank Commercial Mortgage Trust(b)	3.488	8/15/2005	5,984,168
3,500,000	Wachovia Bank Commercial Mortgage Trust	4.516	5/15/2044	3,459,158

	Total Commercial Mortgage-Backed Securities			76,277,112

Communications Services (5.5%)
2,500,000	America Movil SA de CV(d)	6.375	3/1/2035	2,430,252
2,500,000	AT&T Wireless Services, Inc.	8.125	5/1/2012	2,952,672
2,500,000	BellSouth Corporation	5.200	9/15/2014	2,535,378
2,500,000	Citizens Communications Company	9.250	5/15/2011	2,793,750
1,500,000	Clear Channel Communications, Inc.	4.500	1/15/2010	1,421,280
1,500,000	EchoStar DBS Corporation	5.750	10/1/2008	1,488,750
3,000,000	Interpublic Group of Companies, Inc.	6.250	11/15/2014	2,723,280
5,000,000	New York Times Company	5.000	3/15/2015	5,041,535
3,250,000	Nextel Communications, Inc.	5.950	3/15/2014	3,359,688
2,000,000	Qwest Corporation	8.875	3/15/2012	2,190,000
2,000,000	Rogers Wireless Communications, Inc.(e)	6.375	3/1/2014	2,030,000
1,000,000	Sprint Capital Corporation(d)	6.900	5/1/2019	1,132,225

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Income Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (86.1%)	Interest Rate	Maturity Date	Value

Communications Services — continued
$3,000,000	TCI Communications, Inc.	8.750%	8/1/2015	$3,773,727
1,750,000	Telecom Italia Capital SA(c)	4.000	1/15/2010	1,688,619
2,000,000	Telecom Italia Capital SA	5.250	11/15/2013	2,011,310
1,500,000	Telefonos de Mexico SA de CV(c)	4.750	1/27/2010	1,479,770
1,500,000	Verizon Global Funding Corporation	7.750	12/1/2030	1,898,844

	Total Communications Services			40,951,080

Consumer Cyclical (4.4%)
2,130,000	Caesars Entertainment, Inc.	8.125	5/15/2011	2,430,862
4,180,000	D.R. Horton, Inc.(c,e)	4.875	1/15/2010	4,112,543
2,250,000	DaimlerChrysler North American Holdings Corporation	4.875	6/15/2010	2,225,396
1,110,000	Gap, Inc.(f)	10.550	12/15/2008	1,265,715
3,000,000	General Motors Acceptance Corporation	6.875	9/15/2011	2,895,351
750,000	General Motors Acceptance Corporation(e)	6.875	8/28/2012	718,243
2,000,000	Harrahs Operating Company, Inc	5.625	6/1/2015	2,026,168
2,400,000	Host Marriott, LP	6.375	3/15/2015	2,376,000
250,000	ITT Corporation	7.375	11/15/2015	277,500
1,550,000	KB Home	6.375	8/15/2011	1,612,676
2,000,000	MGM MIRAGE	6.000	10/1/2009	2,005,000
2,000,000	Nissan Motor Acceptance Corporation	4.625	3/8/2010	1,968,640
3,100,000	Royal Caribbean Cruises, Ltd.	6.875	12/1/2013	3,324,750
2,000,000	Starwood Hotels & Resorts Worldwide, Inc.(f)	7.875	5/1/2012	2,240,000

	Total Consumer Cyclical			32,725,568

Consumer Non-Cyclical (3.1%)
2,750,000	Bunge Limited Finance Corporation	7.800	10/15/2012	3,209,847
1,250,000	Bunge Limited Finance Corporation	5.350	4/15/2014	1,264,141
2,800,000	Coventry Health Care, Inc.	5.875	1/15/2012	2,870,000
4,000,000	Delhaize America, Inc.	8.125	4/15/2011	4,460,984
3,000,000	HCA, Inc.(e)	6.250	2/15/2013	3,038,679
1,000,000	Hospira, Inc.	4.950	6/15/2009	1,004,382
2,000,000	Kraft Foods, Inc.(e)	4.125	11/12/2009	1,957,324
2,000,000	Miller Brewing Company(c)	5.500	8/15/2013	2,054,802
1,500,000	Smithfield Foods, Inc.	7.750	5/15/2013	1,650,000
1,150,000	Ventas Realty, LP/Ventas Capital Corporation	8.750	5/1/2009	1,265,000

	Total Consumer Non-Cyclical			22,775,159

Energy (4.5%)
1,500,000	ANR Pipeline Company	8.875	3/15/2010	1,636,776
2,250,000	Chesapeake Energy Corporation	7.000	8/15/2014	2,393,438
1,750,000	Consolidated Natural Gas Company	5.000	12/1/2014	1,737,782
3,000,000	Enterprise Products Operating, LP	5.600	10/15/2014	3,042,786
1,250,000	Kerr-McGee Corporation	6.950	7/1/2024	1,314,259
2,250,000	Kinder Morgan Energy Partners, LP	7.500	11/1/2010	2,502,583
2,000,000	LG-Caltex Oil Corporation	5.500	8/25/2014	2,023,534
2,500,000	Magellan Midstream Partners, LP	5.650	10/15/2016	2,549,682

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Income Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (86.1%)	Interest Rate	Maturity Date	Value

Energy — continued
$1,750,000	Newfield Exploration Company	6.625%	9/1/2014	$1,833,125
2,000,000	Petroleum Geo-Services ASA	10.000	11/5/2010	2,260,000
2,000,000	Plains All American Pipeline, LP/PAA Finance Corporation 7.750		10/15/2012	2,281,464
1,500,000	Premcor Refining Group, Inc.	6.125	5/1/2011	1,567,500
2,600,000	Sempra Energy	6.000	2/1/2013	2,730,367
1,150,000	Southern Natural Gas Company(e)	8.875	3/15/2010	1,254,862
750,000	TGT Pipeline, LLC	5.500	2/1/2017	750,630
2,000,000	Transcontinental Gas Pipe Corporation(c)	8.875	7/15/2012	2,420,000
1,500,000	XTO Energy, Inc.(e)	5.000	1/31/2015	1,475,538

	Total Energy			33,774,326

Financials (12.5%)
2,000,000	American General Finance Corporation	4.875	7/15/2012	1,981,426
2,250,000	Archstone-Smith Trust	5.250	5/1/2015	2,247,152
1,500,000	Barnett Capital I	8.060	12/1/2026	1,616,439
2,000,000	BB&T Corporation	4.900	6/30/2017	1,970,488
3,000,000	BNP Paribas SA	5.186	6/29/2015	2,977,398
1,250,000	Camden Property Trust	5.000	6/15/2015	1,212,032
1,500,000	Capital One Financial Corporation(c,d,e)	6.250	11/15/2013	1,606,756
3,500,000	Capital One Financial Corporation(e)	5.250	2/21/2017	3,451,700
2,250,000	CIT Group Company of Canada	4.650	7/1/2010	2,231,181
1,750,000	Citigroup, Inc.(e)	4.700	5/29/2015	1,719,536
1,000,000	Corestates Capital Trust I	8.000	12/15/2026	1,075,943
2,755,000	Countrywide Home Loans, Inc.	4.000	3/22/2011	2,621,573
3,000,000	Goldman Sachs Group, Inc.	5.125	1/15/2015	3,005,073
4,500,000	HSBC Capital Funding, LP/Jersey Channel Islands	9.547	6/30/2010	5,387,859
1,500,000	ING Capital Funding Trust III	8.439	12/31/2010	1,740,478
2,750,000	International Lease Finance Corporation	5.625	6/1/2007	2,798,697
3,000,000	iStar Financial, Inc.(e)	5.125	4/1/2011	2,951,649
2,500,000	J.P. Morgan Chase & Company	5.125	9/15/2014	2,515,000
10,271,225	Lehman Brothers, Inc.	6.539	8/15/2008	10,490,721
1,500,000	Metropolitan Life Global Funding	4.500	5/5/2010	1,487,649
5,000,000	Montpelier Re Holdings, Ltd.(c)	6.125	8/15/2013	5,171,100
2,000,000	Monumental Global Funding II	4.625	3/15/2010	2,002,260
2,000,000	Morgan Stanley(c)	4.750	4/1/2014	1,944,004
1,500,000	Prudential Financial, Inc.	4.750	6/13/2015	1,467,303
800,000	Regency Centers, LP	5.250	8/1/2015	795,032
3,000,000	Residential Capital Corporation	6.375	6/30/2010	3,048,210
2,300,000	Sanwa Bank, Ltd.(d)	7.400	6/15/2011	2,565,243
2,250,000	Simon Property Group, LP	4.600	6/15/2010	2,214,234
500,000	Skandinaviska Enskilda	5.471	3/23/2015	503,986
1,000,000	Stingray Pass-Through Trust	5.902	1/12/2015	995,430
2,000,000	Student Loan Marketing Corporation	4.500	7/26/2010	1,977,178
3,500,000	Wachovia Bank NA(c)	4.875	2/1/2015	3,476,340
2,500,000	Washington Mutual Bank FA	5.125	1/15/2015	2,488,895

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Income Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (86.1%)	Interest Rate	Maturity Date	Value

Financials — continued
$4,500,000	Wells Fargo Capital(c)	7.730%	12/1/2026	$4,825,868
1,700,000	Westfield Capital	4.375	11/15/2010	1,656,779
2,200,000	Willis Group North America, Inc.	5.625	7/15/2015	2,180,823

	Total Financials			92,401,435

Foreign (0.8%)
583,333	Pemex Finance, Ltd.
4,000,000	Pemex Finance, Ltd.	9.030	2/15/2011	4,445,360
1,000,000	United Mexican States(e)	6.375	1/16/2013	1,057,000

	Total Foreign			6,100,306

Mortgage-Backed Securities (9.0%)
16,750,000	Federal National Mortgage Association Conventional
	15-Yr. Pass Through(g)	5.500	8/1/2020	17,085,000
33,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through(g)	5.500	8/1/2035	33,165,000
16,250,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through(g)	6.000	8/1/2035	16,600,382

	Total Mortgage-Backed Securities			66,850,382

Technology (0.3%)
2,000,000	Anixter International, Inc.	5.950	3/1/2015	1,952,350

	Total Technology			1,952,350

Transportation (2.0%)
1,000,000	FedEx Corporation	3.500	4/1/2009	961,960
3,296,794	FedEx Corporation	6.720	1/15/2022	3,625,550
2,500,000	MISC Capital, Ltd.	5.000	7/1/2009	2,515,228
4,000,000	Southwest Airlines Company(d)	5.496	11/1/2006	4,047,520
2,500,000	Union Pacific Corporation(e)	4.875	1/15/2015	2,460,002
1,485,526	United Air Lines, Inc.(h)	7.186	4/1/2011	1,447,408

	Total Transportation			15,057,668

U.S. Government (7.1%)

3,000,000	U.S. Treasury Bonds(e)	6.125	8/15/2029	3,696,564
31,974,020	U.S. Treasury Inflation Indexed Bonds(e)	2.375	1/15/2025	33,755,067
17,000,000	U.S. Treasury Principal Strips(e)	Zero Coupon	11/15/2022	7,678,951
10,250,000	U.S. Treasury Strips(e)	Zero Coupon	2/15/2013	7,443,038

	Total U.S. Government			52,573,620

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Income Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (86.1%)	Interest Rate	Maturity Date	Value

U.S. Municipal (0.4%)

$2,500,000	Massachusetts State School Building Authority Dedicated
	Sales Tax Revenue Bonds(g)	5.000%	8/15/2030	$2,645,550

	Total U.S. Municipal			2,645,550

Utilities (5.2%)
1,250,000	Carolina Power & Light, Inc.(c)	5.150	4/1/2015	1,265,671
2,000,000	CenterPoint Energy, Inc.	7.250	9/1/2010	2,189,566
2,000,000	CenterPoint Energy, Inc.	6.850	6/1/2015	2,216,464
4,500,000	FirstEnergy Corporation(c)	6.450	11/15/2011	4,839,174
1,000,000	MidAmerican Energy Holdings Company	7.630	10/15/2007	1,060,675
1,475,000	MidAmerican Energy Holdings Company	3.500	5/15/2008	1,425,183
2,500,000	NiSource Finance Corporation	7.875	11/15/2010	2,824,310
1,250,000	Oncor Electric Delivery Company	7.000	5/1/2032	1,474,612
558,744	Power Contract Financing, LLC	5.200	2/1/2006	561,376
2,000,000	Power Contract Financing, LLC	6.256	2/1/2010	2,053,980
2,684,760	Power Receivables Finance, LLC	6.290	1/1/2012	2,755,450
3,500,000	PSEG Power, LLC	5.500	12/1/2015	3,581,690
2,000,000	Public Service Company of New Mexico	4.400	9/15/2008	1,979,634
1,900,000	TECO Energy, Inc.	7.200	5/1/2011	2,061,500
1,500,000	Texas Genco, LLC/Texas Genco Financing Corporation	6.875	12/15/2014	1,575,000
3,450,000	Texas-New Mexico Power Company	6.125	6/1/2008	3,520,949
2,000,000	TXU Corporation	4.800	11/15/2009	1,960,024
1,000,000	Westar Energy, Inc.	5.150	1/1/2017	997,051

	Total Utilities			38,342,309

	Total Long-Term Fixed Income (cost $637,038,850)			638,534,949

Shares	Collateral Held for Securities Loaned (8.6%)	Interest Rate(i)	Maturity Date	Value

63,794,815	Thrivent Financial Securities Lending Trust	3.330%	N/A	$63,794,815

	Total Collateral Held for Securities Loaned
	(cost $63,794,815)			63,794,815

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Income Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares or
Principal
Amount	Short-Term Investments (5.3%)	Interest Rate(i)	Maturity Date	Value

$10,000,000	Federal Home Loan Mortgage Corporation(b,c)	3.335%	9/9/2005	$10,000,000
28,121,439	Thrivent Money Market Fund	2.960	N/A	28,121,439
1,500,000	Total Capital SA	3.300	8/1/2005	1,499,726

	Total Short-Term Investments (at amortized cost)			39,621,165

	Total Investments (cost $740,454,830)			$741,950,929

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(c)	At July 29, 2005, all or a portion of the denoted securities, valued at $61,991,159 were pledged as the initial margin deposit or ear- marked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain/(Loss)

U.S. Treasury Bond Futures 10 yr.	365	September 2005	Short	$(40,509,297)	$(41,051,093)	$541,796
U.S. Treasury Bond Futures 20 yr.	165	September 2005	Long	19,026,563	19,187,839	(161,276)

(d)	Earmarked as collateral for long settling trades.

(e)	All or a portion of the security is on loan.

(f)	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(g)	Denotes investments purchased on a when-issued basis.

(h)	In bankruptcy.

(i)	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

At July 29, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $6,685,599 and $(5,189,500), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Core Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Principal
Amount	Long-Term Fixed Income (78.4%)	Interest Rate	Maturity Date	Value

Asset-Backed Securities (18.9%)
$5,000,000	Americredit Automobile Receivables Trust(b,c)	3.420%	8/6/2005	$4,998,200
5,000,000	ARG Funding Corporation(b)	4.290	4/20/2010	4,908,594
3,000,000	Associates Manufactured Housing Contract
	Pass-Through Certificates	7.900	3/15/2027	3,179,364
4,000,000	Banc of America Securities Auto Trust	3.890	6/18/2008	3,988,976
2,750,000	Capital Auto Receivables Asset Trust(b)	3.350	2/15/2008	2,713,623
7,500,000	Chase Credit Card Master Trust(b,c)	3.518	8/15/2005	7,511,235
4,000,000	Countrywide Asset-Backed Certificates(b)	3.903	1/25/2031	3,938,664
6,000,000	Countrywide Asset-Backed Certificates(b)	4.905	8/25/2032	5,998,602
1,157,000	Credit Based Asset Servicing and Securitization(d)	3.887	10/25/2034	1,139,731
5,000,000	DaimlerChrysler Master Owner Trust(b,c,d)	3.438	8/15/2005	4,994,620
5,000,000	First Franklin Mortgage Loan Asset Backed Certificates(c,e)	3.560	9/25/2005	5,000,000
5,000,000	Fremont Home Loan Trust Series(c)	3.620	8/25/2005	5,000,000
5,000,000	GE Dealer Floorplan Master Note Trust(b,c)	3.470	8/20/2005	4,999,585
5,000,000	GMAC Mortgage Corporation Loan Trust(c)	3.550	8/25/2005	4,990,835
11,000,000	GMAC Mortgage Corporation Loan Trust(b,c)	3.590	8/25/2005	11,015,708
2,098,897	Green Tree Financial Corporation(d)	7.650	10/15/2027	2,223,502
5,000,000	Harley Davidson Motorcycle Trust(d)	3.200	5/15/2012	4,880,355
5,000,000	Hyundai Auto Receivables Trust(b)	3.880	6/16/2008	4,982,965
4,500,000	Long Beach Mortgage Loan Trust(c)	3.570	8/25/2005	4,499,622
5,000,000	National Collegiate Student Loan Trust(b,c)	3.520	8/25/2005	4,996,500
5,000,000	Option One Mortgage Loan Trust(c)	3.620	8/25/2005	4,999,485
1,125,000	PG&E Energy Recovery Funding, LLC(d)	3.870	6/25/2011	1,113,735
2,000,000	Popular ABS Mortgage Pass-Through Trust(d)	4.000	12/25/2034	1,966,328
1,000,000	Residential Asset Securities Corporation(d)	3.250	5/25/2029	993,842
2,000,000	Residential Asset Securities Corporation(b)	4.040	7/25/2030	1,978,112
4,887,664	SLM Student Loan Trust(b,c)	3.660	10/25/2005	4,883,490
4,249,440	Structured Asset Investment Loan Trust(b,c,d)	3.540	8/25/2005	4,249,274
5,000,000	Textron Financial Floorplan Master Note Trust(b,c)	3.500	8/13/2005	5,000,000
5,000,000	Washington Mutual Mortgage Pass-Through Certificates(c)	3.780	8/25/2005	5,000,000
5,000,000	Washington Mutual Mortgage Pass-Through Certificates	4.850	9/25/2035	4,985,742

	Total Asset-Backed Securities			131,130,689

Basic Materials (0.7%)
1,500,000	Glencore Funding, LLC(b,d)	6.000	4/15/2014	1,437,438
1,500,000	Packaging Corporation of America(d)	4.375	8/1/2008	1,463,996
2,000,000	Precision Castparts Corporation(b)	5.600	12/15/2013	2,035,926

	Total Basic Materials			4,937,360

Capital Goods (1.2%)
2,000,000	Boeing Capital Corporation(f)	6.500	2/15/2012	2,194,416
1,578,000	Goodrich Corporation	6.450	12/15/2007	1,638,972
2,750,000	Oakmont Asset Trust(d)	4.514	12/22/2008	2,702,662
1,750,000	Textron Financial Corporation(f)	4.600	5/3/2010	1,736,383

	Total Capital Goods			8,272,433

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Core Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (78.4%)	Interest Rate	Maturity Date	Value

Commercial Mortgage-Backed Securities (10.7%)
$5,000,000	Banc of America Commercial Mortgage, Inc.(d)	6.085%	6/11/2035	$5,268,565
2,750,000	Banc of America Commercial Mortgage, Inc.(b)	4.037	11/10/2039	2,672,136
2,750,000	Banc of America Commercial Mortgage, Inc.(b,d)	4.561	11/10/2041	2,715,259
3,000,000	Banc of America Commercial Mortgage, Inc.(b)	5.118	7/11/2043	3,053,331
3,000,000	Bear Stearns Commercial Mortgage Securities, Inc.(b)	3.869	2/11/2041	2,907,048
236,285	CAM Commercial Mortgage Corporation(d)	4.834	11/14/2036	236,288
4,930,908	Commercial Mortgage Pass-Through Certificates(c,d)	3.488	8/15/2005	4,929,942
4,000,000	Commercial Mortgage Pass-Through Certificates(b,d)	4.405	10/15/2037	3,912,824
5,000,000	Credit Suisse First Boston Mortgage Securities	3.557	8/15/2005	4,999,990
4,000,000	First Union National Bank Commercial Mortgage Trust(d)	7.390	12/15/2031	4,396,096
8,000,000	LB-UBS Commercial Mortgage Trust(b)	3.086	5/15/2027	7,698,056
3,250,000	LB-UBS Commercial Mortgage Trust(d)	6.653	11/15/2027	3,541,177
5,500,000	LB-UBS Commercial Mortgage Trust(b)	4.187	8/15/2029	5,398,762
4,850,057	Merrill Lynch Mortgage Investors, Inc.	4.906	6/25/2035	4,896,094
5,500,000	Morgan Stanley Capital I, Inc.	6.210	11/15/2031	5,724,147
4,989,147	Wachovia Bank Commercial Mortgage Trust(c,d)	3.488	8/15/2005	4,986,807
3,000,000	Wachovia Bank Commercial Mortgage Trust	4.390	2/15/2036	2,930,778
4,500,000	Wachovia Bank Commercial Mortgage Trust	4.516	5/15/2044	4,447,490

	Total Commercial Mortgage-Backed Securities			74,714,790

Communications Services (2.5%)
1,750,000	AT&T Broadband Corporation(b,d)	8.375	3/15/2013	2,103,684
2,150,000	AT&T Wireless Services, Inc.	8.125	5/1/2012	2,539,298
2,000,000	British Telecom plc	8.375	12/15/2010	2,337,046
2,000,000	Interpublic Group of Companies, Inc.(d)	6.250	11/15/2014	1,815,520
2,500,000	New York Times Company(d)	5.000	3/15/2015	2,520,768
2,000,000	Nextel Communications, Inc.	5.950	3/15/2014	2,067,500
1,000,000	Sprint Capital Corporation(b)	6.900	5/1/2019	1,132,225
1,500,000	Telecom Italia Capital SA(d)	4.000	1/15/2010	1,447,388
1,000,000	Verizon Global Funding Corporation(d)	7.750	12/1/2030	1,265,896

	Total Communications Services			17,229,325

Consumer Cyclical (2.5%)
1,500,000	Caesars Entertainment, Inc.	8.500	11/15/2006	1,574,018
1,750,000	D.R. Horton, Inc.(d)	5.000	1/15/2009	1,747,431
2,000,000	D.R. Horton, Inc.	4.875	1/15/2010	1,967,724
2,000,000	DaimlerChrysler North American Holdings Corporation	4.875	6/15/2010	1,978,130
1,050,000	KB Home	6.375	8/15/2011	1,092,458
1,500,000	Nissan Motor Acceptance Corporation(d)	4.625	3/8/2010	1,476,480
1,000,000	Ryland Group, Inc.(b)	8.000	8/15/2006	1,034,385
4,000,000	Yum! Brands, Inc.	8.500	4/15/2006	4,113,724

	Total Consumer Cyclical			17,481,830

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Core Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (78.4%)	Interest Rate	Maturity Date	Value

Consumer Non-Cyclical (0.8%)
$2,400,000	Bunge Limited Finance Corporation(d)	7.800%	10/15/2012	$2,801,321
1,100,000	Bunge Limited Finance Corporation	5.350	4/15/2014	1,112,444
2,000,000	Kraft Foods, Inc.(d)	4.125	11/12/2009	1,957,324

	Total Consumer Non-Cyclical			5,871,089

Energy (1.0%)
2,000,000	Enterprise Products Operating, LP	4.625	10/15/2009	1,968,052
1,000,000	Kerr-McGee Corporation	6.950	7/1/2024	1,051,407
1,500,000	Magellan Midstream Partners, LP(d)	5.650	10/15/2016	1,529,810
1,750,000	Sempra Energy(d)	6.000	2/1/2013	1,837,747
750,000	TGT Pipeline, LLC	5.500	2/1/2017	750,630

	Total Energy			7,137,646

Financials (7.2%)
3,000,000	ANZ Capital Trust I(b)	4.484	1/15/2010	2,942,829
1,250,000	Barnett Capital I(d)	8.060	12/1/2026	1,347,032
2,500,000	BNP Paribas SA	5.186	6/29/2015	2,481,165
2,500,000	Capital One Financial Corporation(b)	5.250	2/21/2017	2,465,500
1,250,000	Corestates Capital Trust I(b)	8.000	12/15/2026	1,344,929
2,000,000	Countrywide Home Loans, Inc.(b)	4.000	3/22/2011	1,903,138
2,500,000	Goldman Sachs Group, Inc.(d,f)	5.125	1/15/2015	2,504,228
2,000,000	HSBC Capital Funding, LP/Jersey Channel Islands(d)	9.547	6/30/2010	2,394,604
2,500,000	ING Capital Funding Trust III(d)	8.439	12/31/2010	2,900,798
2,000,000	J.P. Morgan Chase & Company	4.750	3/1/2015	1,955,406
2,000,000	KeyCorp	4.700	5/21/2009	2,003,240
2,500,000	Lehman Brothers Holdings, Inc.	4.500	7/26/2010	2,472,725
1,250,000	Metropolitan Life Global Funding(d)	4.500	5/5/2010	1,239,708
3,000,000	Montpelier Re Holdings, Ltd.(d,f)	6.125	8/15/2013	3,102,660
1,500,000	Monumental Global Funding II	4.625	3/15/2010	1,501,695
2,500,000	Residential Capital Corporation	6.375	6/30/2010	2,540,175
1,300,000	Sanwa Bank, Ltd.(d)	7.400	6/15/2011	1,449,920
1,750,000	Simon Property Group, LP	4.600	6/15/2010	1,722,182
2,000,000	Skandinaviska Enskilda(d)	5.471	3/23/2015	2,015,942
3,000,000	Union Planters Corporation(b)	7.750	3/1/2011	3,421,308
2,500,000	Wachovia Bank NA(d)	4.875	2/1/2015	2,483,100
2,500,000	Washington Mutual Bank FA(d)	5.125	1/15/2015	2,488,895
1,200,000	Westfield Capital	4.375	11/15/2010	1,169,491

	Total Financials			49,850,670

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Core Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (78.4%)	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities (18.4%)
$33,000,000	Federal National Mortgage Association Conventional
	15-Yr. Pass Through(e)	5.500%	8/1/2020	$33,660,000
53,600,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through(e)	5.500	8/1/2035	53,868,000
39,500,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through(e)	6.000	8/1/2035	40,351,694

	Total Mortgage-Backed Securities			127,879,694

Technology (0.4%)
2,500,000	Deluxe Corporation	3.500	10/1/2007	2,427,115

	Total Technology			2,427,115

U.S. Government (12.3%)

5,000,000	Federal National Mortgage Association(b)	5.500	3/15/2011	5,250,700
2,100,000	U.S. Treasury Bonds(f)	6.125	8/15/2029	2,587,595
20,628,400	U.S. Treasury Inflation Indexed Bonds(f)	2.375	1/15/2025	21,777,464
8,100,000	U.S. Treasury Notes(d,f)	3.375	2/15/2008	7,968,691
3,250,000	U.S. Treasury Notes(f)	4.000	6/15/2009	3,235,781
2,000,000	U.S. Treasury Notes(f)	5.750	8/15/2010	2,144,688
15,320,000	U.S. Treasury Notes(f)	5.000	2/15/2011	15,962,720
1,750,000	U.S. Treasury Notes(f)	4.250	11/15/2014	1,744,736
15,230,000	U.S. Treasury Notes(f)	4.000	2/15/2015	14,880,776
10,000,000	U.S. Treasury Notes(f)	4.125	5/15/2015	9,873,440

	Total U.S. Government			85,426,591

Utilities (1.8%)
1,529,000	Alliant Energy Resources, Inc.(b,d)	7.375	11/9/2009	1,745,491
1,250,000	Carolina Power & Light, Inc.(b)	5.150	4/1/2015	1,265,671
2,900,000	FirstEnergy Corporation(b)	6.450	11/15/2011	3,118,579
1,000,000	Oncor Electric Delivery Company(b)	7.000	5/1/2032	1,179,690
1,564,483	Power Contract Financing, LLC(d)	5.200	2/1/2006	1,571,852
1,342,380	Power Receivables Finance, LLC	6.290	1/1/2012	1,377,725
2,500,000	Texas-New Mexico Power Company(d)	6.125	6/1/2008	2,551,412

	Total Utilities			12,810,420

	Total Long-Term Fixed Income (cost $546,422,491)			545,169,652

Shares	Collateral Held for Securities Loaned (11.2%)	Interest Rate(g)	Maturity Date	Value

77,796,696	Thrivent Financial Securities Lending Trust	3.330%	N/A	$77,796,696

	Total Collateral Held for Securities Loaned
	(cost $77,796,696)			77,796,696

	The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Core Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares or
Principal
Amount	Short-Term Investments (10.4%)	Interest Rate(g)	Maturity Date	Value

$12,100,000	BP Capital Markets plc	3.280%	8/1/2005	$12,097,795
4,000,000	Continental Cablevision, Inc.(b,d)	8.875	9/15/2005	4,008,009
10,393,000	Falcon Asset Securitization Corporation	3.270	8/5/2005	10,387,336
10,000,000	Federal Home Loan Mortgage Corporation(b,c)	3.335	9/9/2005	10,000,000
3,350,000	Greenwich Capital Holdings, Inc.	3.280	8/1/2005	3,349,390
10,000,000	Novartis Finance Corporation	3.280	8/1/2005	9,998,178
22,902,095	Thrivent Money Market Fund	2.960	N/A	22,902,095

	Total Short-Term Investments (at amortized cost)			72,742,803

	Total Investments (cost $696,961,990)			$695,709,151

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Earmarked as collateral for long settling trades.

(c)	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d)	At July 29, 2005, all or a portion of the denoted securities, valued at $88,804,988, were pledged as the initial margin deposit or earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain/(Loss)

U.S. Treasury Bond Futures 5 yr.	350	September 2005	Short	$(37,521,094)	$(38,031,454)	$510,360
U.S. Treasury Bond Futures 10 yr.	100	September 2005	Short	(11,098,438)	(11,173,188)	74,750
U.S. Treasury Bond Futures 20 yr.	100	September 2005	Long	11,531,250	11,634,675	(103,425)

(e)	Denotes investments purchased on a when-issued basis.

(f)	All or a portion of the security is on loan.

(g)	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

At July 29, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $3,485,459 and $(4,738,298), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Bond Index Fund-I
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Principal
Amount	Long-Term Fixed Income (64.9%)	Interest Rate	Maturity Date	Value

Asset-Backed Securities (1.2%)
$4,966	Advanta Mortgage Loan Trust	7.750%	10/25/2026	$5,019
250,000	Honda Auto Receivables Owner Trust(b)	3.820	5/21/2010	245,663
100,000	Massachusetts RRB Special Purpose Trust	3.780	9/15/2010	98,773

	Total Asset-Backed Securities			349,455

Capital Goods (1.2%)
100,000	Boeing Capital Corporation(c)	6.100	3/1/2011	106,401
100,000	General Electric Company(b)	5.000	2/1/2013	101,187
50,000	Hutchison Whampoa International, Ltd.(b)	5.450	11/24/2010	51,043
75,000	Northrop Grumman Corporation	7.125	2/15/2011	83,417

	Total Capital Goods			342,048

Commercial Mortgage-Backed Securities (2.6%)
200,000	Bear Stearns Commercial Mortgage Securities, Inc.(b)	3.869	2/11/2041	193,803
100,000	First Union National Bank Commercial Mortgage Trust(b)	7.390	12/15/2031	109,902
200,000	General Electric Commercial Mortgage Corporation(b)	4.641	9/10/2013	198,129
100,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation	4.654	1/12/2037	98,946
110,000	Morgan Stanley Capital I, Inc.(b)	6.210	11/15/2031	114,483

	Total Commercial Mortgage-Backed Securities			715,263

Communications Services (1.7%)
100,000	AT&T Wireless Services, Inc.(b)	7.875	3/1/2011	114,550
75,000	Deutsche Telekom International Finance BV	5.250	7/22/2013	76,694
100,000	Sprint Capital Corporation(b)	7.625	1/30/2011	112,859
100,000	Tele-Communications, Inc. (TCI Group)(b)	7.875	8/1/2013	116,674
50,000	Telecom Italia Capital SA	5.250	11/15/2013	50,283

	Total Communications Services			471,060

Consumer Cyclical (1.5%)
100,000	AOL Time Warner, Inc.(b)	6.875	5/1/2012	111,375
100,000	DaimlerChrysler North American Holdings Corporation(b)	4.750	1/15/2008	99,813
150,000	Ford Motor Credit Company(b)	5.800	1/12/2009	144,314
50,000	Wal-Mart Stores, Inc.	7.550	2/15/2030	66,008

	Total Consumer Cyclical			421,510

Consumer Non-Cyclical (1.5%)
100,000	Bunge Limited Finance Corporation(b)	7.800	10/15/2012	116,722
50,000	Coca-Cola HBC Finance BV(b)	5.125	9/17/2013	50,945
100,000	ConAgra Foods, Inc.(b)	6.000	9/15/2006	101,228
64,000	General Mills, Inc.	6.000	2/15/2012	68,296
75,000	Safeway, Inc.	4.125	11/1/2008	73,284

	Total Consumer Non-Cyclical			410,475

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Bond Index Fund-I
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (64.9%)	Interest Rate	Maturity Date	Value

Energy (0.7%)
$100,000	ConocoPhillips(b)	4.750%	10/15/2012	$100,565
100,000	Union Oil Company of California(b)	6.700	10/15/2007	103,896

	Total Energy			204,461

Financials (3.7%)
50,000	Allstate Corporation	5.000	8/15/2014	50,225
100,000	Bank of America Corporation(b)	3.875	1/15/2008	98,796
50,000	Citigroup, Inc.(b)	3.500	2/1/2008	48,911
75,000	EOP Operating, LP	4.750	3/15/2014	72,693
150,000	Goldman Sachs Group, Inc.(b)	6.600	1/15/2012	163,664
75,000	International Lease Finance Corporation(b)	5.875	5/1/2013	77,953
150,000	J.P. Morgan Chase & Company(b)	4.500	11/15/2010	148,698
75,000	Lehman Brothers Holdings, Inc.	3.950	11/10/2009	72,787
50,000	Merrill Lynch & Company, Inc.	5.000	2/3/2014	50,000
75,000	Union Planters Corporation	4.375	12/1/2010	73,483
75,000	Wachovia Bank NA	4.875	2/1/2015	74,493
100,000	Wells Fargo & Company(b,c)	4.200	1/15/2010	98,522

	Total Financials			1,030,225

Foreign (2.6%)
150,000	European Investment Bank(b)	3.000	6/16/2008	145,554
75,000	Export-Import Bank of Korea	4.125	2/10/2009	73,482
150,000	International Bank for Reconstruction
	and Development(b)	5.000	3/28/2006	151,036
100,000	Province of Quebec(b)	7.500	7/15/2023	129,756
100,000	Republic of Italy	6.000	2/22/2011	107,163
100,000	United Mexican States	7.500	1/14/2012	111,700

	Total Foreign			718,691

Mortgage-Backed Securities (22.8%)
12,384	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	9.000	4/1/2010	13,245
16,043	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	6.000	3/1/2014	16,566
63,840	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	7.500	1/1/2015	67,464
68,898	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through(b)	6.500	7/1/2016	71,465
47,029	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	6.500	10/1/2016	48,781
1,100,000	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Conventional(d)	5.000	8/1/2035	1,082,464
550,000	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Conventional(d)	6.000	8/1/2035	561,688
80,104	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	8.000	5/1/2027	86,162

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Bond Index Fund-I
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (64.9%)		Interest Rate	Maturity Date	Value

Mortgage-Backed Securities — continued
$102,176	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	7.500%	1/1/2028	$109,309
4,340	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	8.000	10/1/2029	4,660
8,547	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through	8.000	2/1/2030	9,178
164,179	Federal Home Loan Mortgage Corporation Gold
	30-Yr.	Pass Through(b)	7.000	8/1/2032	172,349
1,217	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through	7.500	8/1/2006	1,248
10,810	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through	6.000	4/1/2011	11,175
59,190	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through	6.000	1/1/2014	61,171
8,865	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through	5.500	4/1/2014	9,054
40,996	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through	6.000	11/1/2014	42,369
33,839	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through(b)	6.000	9/1/2016	34,969
800,000	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through(d)	4.500	8/1/2020	786,750
500,000	Federal National Mortgage Association Conventional
	15-Yr.	Pass Through(d)	5.000	8/1/2020	501,094
7,351	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.000	6/1/2008	7,461
32,930	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.000	12/1/2028	33,730
52,551	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.000	4/1/2031	53,753
25,254	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.000	5/1/2031	25,831
92,194	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.500	7/1/2032	95,473
153,488	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through(b)	6.500	8/1/2032	158,948
92,083	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through	6.000	10/1/2032	94,118
176,859	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through(b)	6.500	12/1/2032	183,150
1,600,000	Federal National Mortgage Association Conventional
	30-Yr.	Pass Through(d)	5.500	8/1/2035	1,608,000
11,966	Government National Mortgage Association
	30-Yr.	Pass Through	8.500	1/15/2017	13,037
11,937	Government National Mortgage Association
	30-Yr.	Pass Through	8.000	1/15/2025	12,883

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Bond Index Fund-I
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (64.9%)	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities — continued
$14,799	Government National Mortgage Association
	30-Yr. Pass Through	8.000%	7/15/2026	$15,971
2,122	Government National Mortgage Association
	30-Yr. Pass Through	8.000	10/15/2028	2,288
46,899	Government National Mortgage Association
	30-Yr. Pass Through	7.000	1/15/2029	49,563
11,559	Government National Mortgage Association
	30-Yr. Pass Through	8.000	12/15/2029	12,465
4,422	Government National Mortgage Association
	30-Yr. Pass Through	8.500	12/15/2029	4,812
3,454	Government National Mortgage Association
	30-Yr. Pass Through	8.000	5/15/2030	3,723
2,648	Government National Mortgage Association
	30-Yr. Pass Through	8.000	7/15/2030	2,855
8,152	Government National Mortgage Association
	30-Yr. Pass Through	7.000	3/15/2031	8,612
53,988	Government National Mortgage Association
	30-Yr. Pass Through(b)	6.000	6/15/2031	55,551
46,661	Government National Mortgage Association
	30-Yr. Pass Through	6.500	7/15/2031	48,784
35,216	Government National Mortgage Association
	30-Yr. Pass Through	7.000	9/15/2031	37,203
149,279	Government National Mortgage Association
	30-Yr. Pass Through	6.500	7/15/2032	156,057

	Total Mortgage-Backed Securities			6,375,429

Transportation (0.3%)
75,000	FedEx Corporation	3.500	4/1/2009	72,147

	Total Transportation			72,147

U.S. Government (24.0%)

160,000	Federal Home Loan Bank(b)	6.900	2/7/2007	166,037
200,000	Federal Home Loan Bank(b)	5.625	2/15/2008	206,330
100,000	Federal Home Loan Bank(b)	6.640	12/13/2016	116,938
550,000	Federal Home Loan Mortgage Corporation	2.875	12/15/2006	540,649
400,000	Federal Home Loan Mortgage Corporation(b)	3.625	2/15/2007	396,650
75,000	Federal Home Loan Mortgage Corporation	5.750	4/15/2008	77,839
150,000	Federal National Mortgage Association	6.660	3/5/2007	155,682
100,000	Federal National Mortgage Association	5.250	1/15/2009	102,962
100,000	Federal National Mortgage Association	6.210	8/6/2038	122,085
200,000	Tennessee Valley Authority(b)	6.150	1/15/2038	239,888
100,000	U.S. Treasury Bonds(c)	7.500	11/15/2016	127,504
300,000	U.S. Treasury Bonds(c)	6.250	8/15/2023	361,746
100,000	U.S. Treasury Bonds(c)	6.625	2/15/2027	128,246
825,000	U.S. Treasury Bonds(c)	5.250	11/15/2028	908,854
150,000	U.S. Treasury Bonds(c)	6.125	8/15/2029	184,828

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Bond Index Fund-I
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (64.9%)	Interest Rate	Maturity Date	Value

U.S. Government — continued

$450,000	U.S. Treasury Notes(c)	6.500%	10/15/2006	$463,377
525,000	U.S. Treasury Notes(c)	3.500	11/15/2006	522,108
675,000	U.S. Treasury Notes(c)	4.375	5/15/2007	679,483
700,000	U.S. Treasury Notes(c)	5.500	5/15/2009	734,289
150,000	U.S. Treasury Notes(c)	6.000	8/15/2009	160,348
100,000	U.S. Treasury Notes(c)	5.000	2/15/2011	104,195
200,000	U.S. Treasury Notes(c)	4.250	8/15/2013	200,250

	Total U.S. Government			6,700,288

Utilities (1.1%)
75,000	FirstEnergy Corporation	6.450	11/15/2011	80,653
75,000	Niagara Mohawk Power Corporation	7.750	10/1/2008	81,619
100,000	Oncor Electric Delivery Company(b)	6.375	1/15/2015	109,119
50,000	Southern California Edison Company	5.000	1/15/2014	50,327

	Total Utilities			321,718

	Total Long-Term Fixed Income (cost $17,907,338)			18,132,770

Shares	Collateral Held for Securities Loaned (16.9%)	Interest Rate(e)	Maturity Date	Value

4,709,091	Thrivent Financial Securities Lending Trust	3.330%	N/A	$4,709,091

	Total Collateral Held for Securities Loaned
	(cost $4,709,091)			4,709,091

Shares or
Principal
Amount	Short-Term Investments (18.2%)	Interest Rate(e)	Maturity Date	Value

$4,155,000	Federal Home Loan Mortgage Corporation(c)	Zero Coupon	8/1/2005	$4,154,275
917,345	Thrivent Money Market Fund	2.960%	N/A	917,345

	Total Short-Term Investments (at amortized cost)			5,071,620

	Total Investments (cost $27,688,049)			$27,913,481

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Earmarked as collateral for long settling trades.

(c)	All or a portion of the security is on loan.

(d)	Denotes investments purchased on a when-issued basis.

(e)	The interest rate shown reflects the yield or, for securities purchased at a discount, the discount rate at the date of purchase.

At July 29, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $361,385 and $(135,953), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Limited Maturity Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Principal
Amount	Long-Term Fixed Income (85.2%)	Interest Rate	Maturity Date	Value

Asset-Backed Securities (26.4%)
$1,000,000	American Express Credit Account Master Trust(b,c)	3.508%	8/15/2005	$1,001,011
1,500,000	Americredit Automobile Receivables Trust(b,d)	3.420	8/6/2005	1,499,460
1,000,000	Americredit Automobile Receivables Trust	3.430	7/6/2011	967,895
1,500,000	ARG Funding Corporation(d)	4.290	4/20/2010	1,472,578
1,500,000	Banc of America Securities Auto Trust	3.890	6/18/2008	1,495,866
500,000	Bank One Issuance Trust(b,d)	3.438	8/15/2005	500,140
1,000,000	Capital Auto Receivables Asset Trust(c)	3.350	2/15/2008	986,772
1,500,000	Caterpillar Financial Asset Trust(c)	3.900	2/25/2009	1,488,447
1,238,329	Chase Funding Mortgage Loan Asset Backed Certificates(c)	2.734	9/25/2024	1,229,392
1,500,000	Countrywide Asset-Backed Certificates(c,d)	3.683	8/25/2024	1,478,392
2,000,000	Countrywide Asset-Backed Certificates(d)	3.903	1/25/2031	1,969,332
433,359	CPL Transition Funding, LLC	5.010	1/15/2010	436,249
1,000,000	Credit Based Asset Servicing and Securitization(c)	3.887	10/25/2034	985,074
2,000,000	DaimlerChrysler Master Owner Trust(b,c)	3.438	8/15/2005	1,998,526
750,000	First National Master Note Trust(b,c)	3.488	8/15/2005	750,433
500,000	Ford Credit Floorplan Master Owner Trust(b)	3.528	8/15/2005	500,602
1,000,000	Fremont Home Loan Trust Series(b,c)	3.620	8/25/2005	1,000,000
1,500,000	GE Dealer Floorplan Master Note Trust(b,c)	3.470	8/20/2005	1,499,876
1,500,000	GMAC Mortgage Corporation Loan Trust(b,d)	3.550	8/25/2005	1,497,250
1,000,000	GMAC Mortgage Corporation Loan Trust(b,d)	3.590	8/25/2005	1,001,428
1,000,000	Harley Davidson Motorcycle Trust	3.200	5/15/2012	976,071
1,000,000	Honda Auto Receivables Owner Trust(d)	2.910	10/20/2008	980,293
1,000,000	Honda Auto Receivables Owner Trust(d)	2.790	3/16/2009	978,108
1,000,000	Honda Auto Receivables Owner Trust(d)	2.960	4/20/2009	976,247
1,500,000	Hyundai Auto Receivables Trust(c)	3.880	6/16/2008	1,494,890
1,000,000	John Deere Owner Trust(c)	3.980	6/15/2009	992,980
1,000,000	Long Beach Mortgage Loan Trust(b,c)	3.570	8/25/2005	999,916
500,000	MBNA Credit Card Master Note Trust(b,d)	3.498	8/15/2005	500,848
750,000	MBNA Credit Card Master Note Trust	4.950	6/15/2009	758,173
1,000,000	National City Credit Card Master Trust(b,d)	3.538	8/15/2005	1,000,017
1,500,000	Navistar Financial Corporation	4.010	7/15/2008	1,498,004
1,500,000	Nissan Auto Lease Trust(d)	3.180	6/15/2010	1,471,077
1,250,000	PG&E Energy Recovery Funding, LLC	3.870	6/25/2011	1,237,484
500,000	Popular ABS Mortgage Pass-Through Trust	4.000	12/25/2034	491,582
1,500,000	Renaissance Home Equity Loan Trust(d)	3.856	1/25/2035	1,481,974
1,000,000	Residential Asset Securities Corporation(d)	3.250	5/25/2029	993,842
1,466,299	SLM Student Loan Trust(b,d)	3.660	10/25/2005	1,465,047
1,000,000	SLM Student Loan Trust(b)	3.660	10/25/2005	999,721
1,274,832	Structured Asset Investment Loan Trust(b,d)	3.540	8/25/2005	1,274,782
1,500,000	Textron Financial Floorplan Master Note Trust(b,c,d)	3.500	8/13/2005	1,500,000
1,500,000	Washington Mutual Mortgage Pass-Through Certificates(b)	3.780	8/25/2005	1,500,000
1,500,000	Washington Mutual Mortgage Pass-Through Certificates	4.850	9/25/2035	1,495,723

	Total Asset-Backed Securities			48,825,502

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Limited Maturity Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (85.2%)	Interest Rate	Maturity Date	Value

Basic Materials (1.2%)
$500,000	ICI North America	8.875%	11/15/2006	$526,278
400,000	Lubrizol Corporation	4.625	10/1/2009	396,324
500,000	Monsanto Company	4.000	5/15/2008	492,754
750,000	Weyerhaeuser Company	5.250	12/15/2009	757,771

	Total Basic Materials			2,173,127

Capital Goods (1.8%)
500,000	Goodrich Corporation	6.600	5/15/2009	530,440
500,000	John Deere Capital Corporation	4.400	7/15/2009	496,196
750,000	Oakmont Asset Trust	4.514	12/22/2008	737,090
500,000	Raytheon Company	6.750	8/15/2007	520,146
500,000	Sealed Air Corporation	6.950	5/15/2009	533,398
500,000	Tyco International Group SA Participation Certificate
	Trust	4.436	6/15/2007	497,971

	Total Capital Goods			3,315,241

Commercial Mortgage-Backed Securities (6.7%)
750,000	Banc of America Commercial Mortgage, Inc.(c)	4.037	11/10/2039	728,764
750,000	Banc of America Commercial Mortgage, Inc.	4.561	11/10/2041	740,525
167,850	Banc of America Commercial Mortgage, Inc.(c)	3.366	7/11/2043	165,989
700,000	Bear Stearns Commercial Mortgage Securities, Inc.(d)	3.869	2/11/2041	678,311
1,479,272	Commercial Mortgage Pass-Through Certificates(b)	3.488	8/15/2005	1,478,982
1,500,000	Credit Suisse First Boston Mortgage
	Securities Corporation(b,c)	3.557	8/15/2005	1,499,997
1,484,391	Impac CMB Trust(b)	3.740	8/25/2005	1,485,899
250,000	LB-UBS Commercial Mortgage Trust(d)	3.323	3/15/2027	242,677
500,000	LB-UBS Commercial Mortgage Trust(c)	6.653	11/15/2027	544,796
750,000	LB-UBS Commercial Mortgage Trust(c)	4.187	8/15/2029	736,195
568,464	Lehman Brothers “CALSTRS” Mortgage Trust	3.988	11/20/2012	563,258
1,455,017	Merrill Lynch Mortgage Investors, Inc.	4.906	6/25/2035	1,468,828
600,000	Morgan Stanley Capital I, Inc.	4.809	1/14/2042	603,012
1,496,744	Wachovia Bank Commercial Mortgage Trust(b,c)	3.488	8/15/2005	1,496,042

	Total Commercial Mortgage-Backed Securities			12,433,275

Communications Services (3.3%)
600,000	ALLTEL Corporation	4.656	5/17/2007	601,903
600,000	CenturyTel, Inc.	4.628	5/15/2007	598,139
900,000	Cingular Wireless, LLC	5.625	12/15/2006	909,580
1,000,000	Comcast Cable Communications, Inc.(c)	6.200	11/15/2008	1,046,021
700,000	Interpublic Group of Companies, Inc.	5.400	11/15/2009	663,632
500,000	Qwest Corporation	5.625	11/15/2008	493,125
750,000	Sprint Capital Corporation(d)	7.625	1/30/2011	846,440
500,000	Telecom Italia Capital SA	4.000	11/15/2008	490,196
500,000	Telefonos de Mexico SA de CV	4.500	11/19/2008	492,786

	Total Communications Services			6,141,822

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

150

Limited Maturity Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (85.2%)	Interest Rate	Maturity Date	Value

Consumer Cyclical (3.0%)
$500,000	AOL Time Warner, Inc.(d)	6.150%	5/1/2007	$514,413
750,000	Carnival Corporation	3.750	11/15/2007	737,182
700,000	DaimlerChrysler North American Holdings Corporation(c)	4.750	1/15/2008	698,691
750,000	Ford Motor Credit Company	6.625	6/16/2008	749,244
500,000	Gap, Inc.	10.550	12/15/2008	570,142
1,000,000	General Motors Acceptance Corporation	4.500	7/15/2006	991,758
250,000	Starwood Hotels & Resorts Worldwide, Inc.(e)	7.875	5/1/2007	260,000
1,000,000	Yum! Brands, Inc.	8.500	4/15/2006	1,028,431

	Total Consumer Cyclical			5,549,861

Consumer Non-Cyclical (3.4%)
600,000	Beckman Coulter, Inc.	7.450	3/4/2008	639,313
400,000	Bunge Limited Finance Corporation	7.800	10/15/2012	466,887
500,000	Cadbury Schweppes plc	3.875	10/1/2008	488,251
150,000	Eli Lilly and Company(b)	3.140	8/24/2005	149,995
250,000	Gillette Company(c)	3.500	10/15/2007	245,462
750,000	Harvard University	8.125	4/15/2007	797,610
700,000	HCA, Inc.	5.250	11/6/2008	694,597
750,000	Kraft Foods, Inc.	4.125	11/12/2009	733,996
825,000	Kroger Company	6.375	3/1/2008	857,201
775,000	Miller Brewing Company	4.250	8/15/2008	765,052
400,000	Safeway, Inc.	6.500	11/15/2008	418,450

	Total Consumer Non-Cyclical			6,256,814

Energy (1.8%)
500,000	Enterprise Products Operating, LP	4.000	10/15/2007	491,655
500,000	Enterprise Products Operating, LP	4.625	10/15/2009	492,013
1,000,000	KeySpan Corporation	4.900	5/16/2008	1,007,559
750,000	Marathon Oil Corporation	5.375	6/1/2007	760,780
600,000	Plains All American Pipeline, LP/PAA Finance Corporation	4.750	8/15/2009	592,849

	Total Energy			3,344,856

Financials (11.5%)
750,000	Abbey National(e)	6.700	6/15/2008	788,146
1,000,000	American General Finance Corporation(b,c)	3.729	10/18/2005	1,000,584
300,000	Barnett Capital I(c)	8.060	12/1/2026	323,288
500,000	Capital One Bank	4.875	5/15/2008	502,765
250,000	Capital One Financial Corporation(c)	4.738	5/17/2007	250,349
300,000	Corestates Capital Trust I	8.000	12/15/2026	322,783
500,000	Countrywide Home Loans, Inc.	4.125	9/15/2009	486,998
500,000	EOP Operating, LP	6.800	1/15/2009	529,014
500,000	First Chicago Corporation(c)	6.375	1/30/2009	527,668
1,000,000	Goldman Sachs Group, Inc.(c)	3.875	1/15/2009	975,648
600,000	International Lease Finance Corporation	3.300	1/23/2008	581,641
750,000	iSTAR Financial, Inc.	4.875	1/15/2009	742,639
600,000	John Hancock Global Funding II	3.750	9/30/2008	584,087

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Limited Maturity Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (85.2%)	Interest Rate	Maturity Date	Value

Financials — continued
$500,000	KeyCorp	4.700%	5/21/2009	$500,810
1,000,000	Lehman Brothers Holdings, Inc.	3.500	8/7/2008	968,476
800,000	Marsh & McLennan Companies, Inc.	5.375	3/15/2007	805,452
1,000,000	Merrill Lynch & Company, Inc.(b,d)	3.960	10/21/2005	1,003,570
500,000	Monumental Global Funding II	3.850	3/3/2008	491,487
500,000	Nationwide Health Properties, Inc.	7.280	6/18/2007	515,812
700,000	Pacific Life Global Funding(c)	3.750	1/15/2009	681,580
1,000,000	Premium Asset Trust(b)	3.759	10/17/2005	999,531
600,000	Pricoa Global Funding I(c)	4.350	6/15/2008	596,094
1,000,000	Protective Life Secured Trust(d)	4.000	10/7/2009	977,510
600,000	Residential Capital Corporation(b)	4.855	9/29/2005	600,624
500,000	Saint Paul Companies, Inc.	5.750	3/15/2007	507,472
750,000	SLM Corporation(d)	4.000	1/15/2009	736,005
750,000	Union Planters Bank(c)	5.125	6/15/2007	758,242
500,000	Washington Mutual, Inc.	4.000	1/15/2009	489,864
1,000,000	Wells Fargo & Company(b,d)	3.510	9/15/2005	1,000,325
1,000,000	Westpac Banking Corporation(b,d)	3.354	8/25/2005	1,000,938
1,000,000	World Savings Bank FSB(b)	3.390	9/1/2005	1,000,702

	Total Financials			21,250,104

Foreign (0.3%)
125,000	Export Development Canada	2.750	12/12/2005	124,623
250,000	Nordic Investment Bank	2.750	1/11/2006	248,821
145,833	Pemex Finance, Ltd.	8.450	2/15/2007	149,487

	Total Foreign			522,931

Mortgage-Backed Securities (13.2%)
11,750,000	Federal National Mortgage Association Conventional
	15-Yr. Pass Through(f)	5.500	8/1/2020	11,985,000
12,200,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through(f)	6.000	8/1/2035	12,463,058

	Total Mortgage-Backed Securities			24,448,058

Municipal Bonds (0.7%)
500,000	Minneapolis & St. Paul Metropolitan Airports Commission	4.850	1/1/2006	501,295
750,000	Washington State Office of the State Treasurer(d)	4.500	7/1/2007	752,565

	Total Municipal Bonds			1,253,860

Technology (0.5%)
1,000,000	Deluxe Corporation(c,d)	3.500	10/1/2007	970,846

	Total Technology			970,846

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Limited Maturity Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Long-Term Fixed Income (85.2%)	Interest Rate	Maturity Date	Value

Transportation (0.9%)
$700,000	FedEx Corporation(c)	3.500%	4/1/2009	$673,372
500,000	MISC Capital, Ltd.	5.000	7/1/2009	503,046
500,000	Southwest Airlines Company	5.496	11/1/2006	505,940

	Total Transportation			1,682,358

U.S. Government (7.3%)

1,000,000	U.S. Department of Housing and Urban Development	3.450	8/1/2006	993,398
4,500,000	U.S. Treasury Notes(g)	3.375	2/15/2008	4,427,050
250,000	U.S. Treasury Notes(g)	3.250	8/15/2008	244,199
7,260,890	U.S. Treasury Notes(g)	3.500	1/15/2011	7,908,416

	Total U.S. Government			13,573,063

Utilities (3.2%)
1,000,000	Carolina Power & Light, Inc.	5.950	3/1/2009	1,041,149
900,000	CenterPoint Energy, Inc.	5.875	6/1/2008	922,623
325,000	DPL, Inc.	6.250	5/15/2008	337,188
700,000	Entergy Gulf States(c)	3.600	6/1/2008	678,910
700,000	FirstEnergy Corporation	5.500	11/15/2006	708,931
500,000	Indiana Michigan Power Company	6.125	12/15/2006	510,488
250,000	MidAmerican Energy Holdings Company	3.500	5/15/2008	241,556
500,000	Pacific Gas & Electric Company	3.600	3/1/2009	482,928
201,148	Power Contract Financing, LLC	5.200	2/1/2006	202,095
447,460	Power Receivables Finance, LLC(c)	6.290	1/1/2012	459,242
400,000	Texas-New Mexico Power Company	6.125	6/1/2008	408,226

	Total Utilities			5,993,336

	Total Long-Term Fixed Income (cost $158,854,228)			157,735,054

Shares	Collateral Held for Securities Loaned (7.0%)	Interest Rate(h)	Maturity Date	Value

12,934,294	Thrivent Financial Securities Lending Trust	3.330%	N/A	$12,934,294

	Total Collateral Held for Securities Loaned
	(cost $12,934,294)			12,934,294

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Limited Maturity Bond Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Shares or
Principal
Amount	Short-Term Investments (7.8%)	Interest Rate(h)	Maturity Date	Value

$4,770,000	Ciesco, LLC	3.290%	8/1/2005	$4,769,128
3,000,000	Old Line Funding Corporation	3.270	8/3/2005	2,998,910
6,744,840	Thrivent Money Market Fund	2.960	N/A	6,744,840

	Total Short-Term Investments (at amortized cost)			14,512,878

	Total Investments (cost $186,301,400)			$185,182,226

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(c)	At July 29, 2005, all or a portion of the denoted securities, valued at $29,365,501, were pledged as the initial margin deposit or earmarked as collateral to cover open financial futures contracts as follows:

					Notional
	Number of	Expiration			Principal	Unrealized
Type	Contracts	Date	Position	Value	Amount	Gain/(Loss)

U.S. Treasury Bond Futures 5 yr.	165	September 2005	Short	$(17,688,515)	$(17,906,374)	$217,859
U.S. Treasury Bond Futures 10 yr.	25	September 2005	Short	(2,774,609)	(2,793,297)	18,688

(d)	Earmarked as collateral for long settling trades.

(e)	Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(f)	Denotes investments purchased on a when-issued basis.

(g)	All or a portion of the security is on loan.

(h)	The interest rate shown reflects the yield or, for securities purchased at a discount, the discount rate at the date of purchase.

At July 29, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $515,610 and $(1,634,784), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Money Market Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Principal
Amount	Commercial Paper (67.9%)	Interest Rate(b)	Maturity Date	Value

Asset-Backed Commercial Paper (0.1%)
$1,300,000	GOVCO, Inc.	3.560%	10/12/2005	$1,290,487

	Total Asset-Backed Commercial Paper			1,290,487

Banking – Domestic (9.1%)
18,500,000	Barclays US Funding, LLC	3.290	9/6/2005	18,435,753
1,330,000	Credit Suisse First Boston USA, Inc.	3.300	9/12/2005	1,324,636
22,200,000	Depfa Bank NY	3.350	10/7/2005	22,200,000
4,100,000	Dexia Delaware, LLC	3.370	8/9/2005	4,096,162
3,600,000	Rabobank USA Finance Corporation	3.350	8/8/2005	3,597,081
2,300,000	Rabobank USA Finance Corporation	3.480	9/30/2005	2,286,215
14,800,000	Society of New York Hospital Fund	3.320	8/10/2005	14,784,986
19,250,000	Stadshypotek Delaware, Inc.	3.180	8/15/2005	19,222,794

	Total Banking – Domestic			85,947,627

Banking – Foreign (4.6%)
14,800,000	Depfa Bank plc	3.150	8/8/2005	14,788,345
1,500,000	Depfa Bank plc	3.380	8/18/2005	1,497,332
8,710,000	HBOS Treasury Services plc	3.300	8/8/2005	8,702,988
18,500,000	HBOS Treasury Services plc	3.430	9/7/2005	18,433,662

	Total Banking – Foreign			43,422,327

Brokerage (1.6%)
14,800,000	Morgan Stanley	3.370	8/23/2005	14,766,749

	Total Brokerage			14,766,749

Consumer Cyclical (1.9%)
2,950,000	Golden Funding	3.725	12/14/2005	2,908,182
14,800,000	Toyota Motor Credit Corporation	3.280	8/10/2005	14,785,167

	Total Consumer Cyclical			17,693,349

Education (8.7%)
7,246,000	Duke University	3.180	8/1/2005	7,244,720
14,800,000	Duke University	3.430	9/8/2005	14,743,596
5,000,000	Northwestern University	3.140	8/2/2005	4,998,692
3,730,000	Northwestern University	3.150	8/11/2005	3,726,084
7,400,000	Northwestern University	3.450	9/1/2005	7,376,598
7,400,000	Northwestern University	3.550	10/3/2005	7,352,568
14,800,000	Northwestern University	3.630	11/1/2005	14,659,721
3,700,000	Northwestern University	3.630	11/7/2005	3,662,692
3,700,000	Northwestern University	3.700	12/2/2005	3,652,465
14,800,000	Yale University	3.430	9/8/2005	14,743,596

	Total Education			82,160,732

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Money Market Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Commercial Paper (67.9%)	Interest Rate(b)	Maturity Date	Value

Energy (0.3%)
$2,500,000	Shell Finance (UK) plc	3.100%	8/9/2005	$2,497,847

	Total Energy			2,497,847

Finance (31.0%)
3,300,000	ABN Amro NA Finance	3.635	11/15/2005	3,264,014
22,200,000	Alaska Housing Financing	3.220	8/1/2005	22,196,029
3,700,000	Amsterdam Funding Corporation	3.460	8/29/2005	3,689,332
7,314,000	Barton Capital Corporation	3.300	8/10/2005	7,306,625
8,086,000	Bryant Park Funding, LLC	3.430	9/14/2005	8,050,561
2,686,000	Chariot Funding, LLC	3.330	8/15/2005	2,682,025
9,000,000	Ciesco, LLC	3.335	8/16/2005	8,985,826
7,700,000	Ciesco, LLC	3.337	8/17/2005	7,687,153
11,840,000	Ciesco, LLC	3.320	9/12/2005	11,791,956
11,100,000	Corporate Asset Finance Company, LLC	3.590	10/18/2005	11,011,447
8,328,000	Corporate Receivables Corporation Funding	3.340	8/19/2005	8,312,547
21,500,000	Fountain Square Commercial Funding Corporation	3.595	10/26/2005	21,311,063
6,400,000	Galaxy Funding, Inc.	3.180	8/15/2005	6,390,954
18,500,000	General Electric Capital Corporation	3.000	8/22/2005	18,464,542
11,100,000	General Electric Capital Corporation	3.090	9/6/2005	11,063,796
5,200,000	General Electric Capital Corporation	3.310	9/9/2005	5,180,397
10,360,000	Grampian Funding, LLC	3.600	11/7/2005	10,256,400
12,117,000	Jupiter Securitization Corporation	3.300	8/1/2005	12,114,880
7,976,000	Jupiter Securitization Corporation	3.280	8/5/2005	7,971,640
3,600,000	Jupiter Securitization Corporation	3.220	8/22/2005	3,592,594
14,800,000	Jupiter Securitization Corporation	3.440	8/29/2005	14,757,573
9,768,000	Nieuw Amsterdam Receivables	3.370	8/22/2005	9,747,999
6,282,000	Nieuw Amsterdam Receivables	3.750	12/14/2005	6,192,351
2,653,000	Ranger Funding Company, LLC	3.310	8/1/2005	2,652,512
18,500,000	Sheffield Receivables Corporation	3.340	8/16/2005	18,470,821
14,500,000	Sheffield Receivables Corporation	3.380	8/18/2005	14,474,134
3,700,000	Solitaire Funding, LLC	3.320	8/11/2005	3,695,905
9,000,000	Thunder Bay Funding, Inc.	3.300	8/1/2005	8,998,350
9,000,000	Triple A-1 Funding Corporation	3.250	9/2/2005	8,972,375
3,820,000	Wal-Mart Funding Corporation	3.320	8/22/2005	3,811,897
11,100,000	Windmill Funding Company	3.300	8/3/2005	11,095,930

	Total Finance			294,193,628

Foreign (0.1%)
1,000,000	Caisse D’Amortissement de la Dette Sociale	3.300	10/3/2005	994,042

	Total Foreign			994,042

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Money Market Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Principal
Amount	Commercial Paper (67.9%)	Interest Rate(b)	Maturity Date	Value

Insurance (10.5%)
$7,400,000	American Family Financial Services, Inc.	3.330%	8/8/2005	$7,394,265
6,850,000	American Family Financial Services, Inc.	3.260	9/22/2005	6,816,504
14,800,000	American Family Financial Services, Inc.	3.340	10/14/2005	14,695,643
18,450,000	Aquinas Funding, LLC	3.420	8/25/2005	18,404,428
17,750,000	Aquinas Funding, LLC	3.420	9/20/2005	17,662,315
22,200,000	Curzon Funding, LLC	3.290	8/9/2005	22,179,712
5,000,000	Torchmark Corporation	3.350	8/11/2005	4,994,417
4,500,000	Torchmark Corporation	3.450	8/24/2005	4,489,219

	Total Insurance			99,934,991

	Total Commercial Paper			642,901,779

Principal
Amount	Other(c)	Interest Rate(b)	Maturity Date	Value

$78,000	Barclays Prime Money Market Fund	3.300%	N/A	$78,000

	Total Other			78,000

Principal
Amount	Public Corporate (0.6%)	Interest Rate(b)	Maturity Date	Value

Banking – Domestic (0.3%)
$3,000,000	Bank One Corporation	7.625%	8/1/2005	$3,000,696

	Total Banking – Domestic			3,000,696

Finance (0.3%)
3,000,000	General Electric Capital Corporation	6.800	11/1/2005	3,022,293

	Total Finance			3,022,293

	Total Public Corporate			6,022,989

Principal
Amount	U.S. Government (0.1%)	Interest Rate(b)	Maturity Date	Value

$1,280,000	Federal National Mortgage Association	4.050%	8/14/2006	$1,280,000

	Total U.S. Government			1,280,000

Principal
Amount	Variable Rate Notes (31.4%)(d)	Interest Rate(b)	Maturity Date	Value

Banking – Domestic (14.1%)
$14,800,000	Bank of America Corporation	3.590%	9/1/2005	$14,813,095
9,250,000	Bank of New York Company, Inc.	3.330	8/10/2005	9,250,000
7,400,000	Bank of New York Company, Inc.	3.470	8/30/2005	7,403,499
18,420,000	Credit Suisse First Boston NY	3.380	9/9/2005	18,420,720
18,500,000	Fifth Third Bancorp	3.420	8/23/2005	18,500,000
9,250,000	Royal Bank of Scotland NY	3.308	8/15/2005	9,247,389
18,460,000	U.S. Bancorp	3.564	9/16/2005	18,464,510

	The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Money Market Fund
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Variable Rate Notes (31.4%)(d)	Interest Rate(b)	Maturity Date	Value

Banking – Domestic — continued
$19,225,000	Wells Fargo & Company	3.379%	8/15/2005	$19,225,000
18,500,000	Wells Fargo & Company	3.450	9/6/2005	18,516,949

	Total Banking – Domestic			133,841,162

Banking – Foreign (3.2%)
18,500,000	HBOS Treasury Services plc	3.683	10/27/2005	18,505,046
11,500,000	Royal Bank of Scotland plc	3.402	8/22/2005	11,500,000

	Total Banking – Foreign			30,005,046

Brokerage (3.3%)
22,200,000	Goldman Sachs Group, Inc.	3.639	9/21/2005	22,233,473
8,650,000	Merrill Lynch & Company, Inc.	4.030	10/13/2005	8,669,507

	Total Brokerage			30,902,980

Consumer Cyclical (1.9%)
18,500,000	American Honda Finance Corporation	3.580	9/7/2005	18,530,201

	Total Consumer Cyclical			18,530,201

Consumer Non-Cyclical (1.6%)
15,460,000	Procter & Gamble Company	3.340	9/9/2005	15,460,000

	Total Consumer Non-Cyclical			15,460,000

Finance (0.7%)
6,800,000	General Electric Capital Corporation	3.420	8/8/2005	6,808,401

	Total Finance			6,808,401

Insurance (4.7%)
6,000,000	Allstate Financial Global Funding	3.550	9/20/2005	6,003,715
19,325,000	Allstate Life Global Funding II	3.360	8/8/2005	19,325,000
19,225,000	Allstate Life Global Funding II	3.399	8/15/2005	19,225,000

	Total Insurance			44,553,715

U.S. Municipal (1.9%)

8,000,000	Illinois Student Assistance Commission	3.410	8/3/2005	8,000,000
10,000,000	Ohio State Air Quality Development Authority Revenue
	Bonds (Columbus and Southern) (Series B)	3.320	8/3/2005	10,000,000

	Total U.S. Municipal			18,000,000

	Total Variable Rate Notes			298,101,505

	Total Investments (at amortized cost)			$948,384,273

(a)	The categories of investments are shown as a percentage of total investments.

(b)	The interest rate shown reflects the yield.

(c)	The market value of the denoted categories of investments represents less than 0.1% of the total investments of the Thrivent Money Market Fund.

(d)	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

     THRIVENT MUTUAL FUNDS NOTES TO SCHEDULES OF INVESTMENTS

July 29, 2005 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a fund security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair Valuation of International Securities — As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Options — All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts — Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities — The High Yield Fund and High Yield Fund II invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts — The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the fund securities being hedged. A lack of correlation could render the Fund’s hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

Thrivent Mutual Funds

U.S. Government Zero Coupon Target Fund, Series 2006(a)

Schedule of Investments

As of July 29, 2005 (unaudited)

U.S. Government Zero Coupon Target Fund, Series 2006
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Principal		Yield to	Maturity	Market
Amount	Long-Term Obligations (100.0%)	Maturity	Date	Value

U.S. Zero Coupon (100.0%)

$1,483,000	U.S. Government Zero Coupon Bond	3.820%	11/15/2006	$1,411,158

Total Investments (100.0%)
	(amortized cost basis $1,338,443)			$1,411,158

(a) The categories of investments are shown as a percentage of total investments.

At July 29, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $72,715 and $0, respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

1

THRIVENT MUTUAL FUNDS NOTES TO SCHEDULES OF INVESTMENTS

July 29, 2005 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a fund security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair Valuation of International Securities — As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Options — All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts — Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities — The High Yield Fund and High Yield Fund II invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts — The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the fund securities being hedged. A lack of correlation could render the Fund’s hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

2

Item 2. Controls and Procedures

(a)(i) Registrant's President and Treasurer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. Registrant's President and Treasurer note that the schedule of investments for Thrivent U.S. Government Zero Coupon Target Fund, Series 2006 was inadvertently included with the Form N-Q filed on behalf of registrant’s affiliate, file number 811-21622, on September 26, 2005, instead of the Form N-Q filed on behalf of registrant. As a result, registrant is filing this amended Form N-Q.

(a)(ii) There has been no change in registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 1, 2005

THRIVENT MUTUAL FUNDS

By: /s/ Pamela J. Moret
-----------------------------------------
Pamela J. Moret
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 1, 2005

By: /s/ Pamela J. Moret
-----------------------------------------
Pamela J. Moret
President

Date: November 1, 2005

By: /s/ Gerard V. Vaillancourt
-----------------------------------------
Gerard V. Vaillancourt
Treasurer